          As filed with the Securities and Exchange Commission on April 11, 2014


                                                     Registration Nos. 333-40161

                                                                       811-06025
--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6



     Registration Statement Under the Securities Act of 1933
          Post-Effective Amendment No. 18                              [X]

     Registration Statement Under the Investment Company Act of 1940
          Amendment No. 66                                             [X]


                      Metropolitan Life Separate Account UL
                           (Exact Name of Registrant)
                       Metropolitan Life Insurance Company
                               (Name of Depositor)
                                 200 Park Avenue
                               New York, NY 10166
              (Address of depositor's principal executive offices)

                             -----------------------


                              Ricardo A. Anzaldua
                  Executive Vice President and General Counsel
                       Metropolitan Life Insurance Company
                           1095 Avenue of the Americas,
                                 New York, NY 10036

                     (Name and address of agent for service)

                                    Copy to:

                           W. Thomas Conner, Esquire
                                Reed Smith LLP
                         1301 K Street, NW, Suite 1100
                            Washington, D.C. 20005


It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[X] on April 28, 2014 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered: Interests in Metropolitan Life Separate Account UL under Variable Additional Insurance Options.

This registration statement incorporates by reference the prospectuses and supplements dated April 29, 2013, April 30, 2012, May 1, 2011, May 1, 2010, May 1, 2009, and April 28, 2008 for the policies, each as filed in Post-Effective Amendment No. 17 filed on April 11, 2013, Post-Effective Amendment No. 16 filed on April 12, 2012, Post-Effective Amendment No. 15 filed on April 14, 2011, Post-Effective Amendment No. 14 filed on April 16, 2010, Post- Effective Amendment No. 13 filed on April 16, 2009, Post-Effective Amendment No. 12 filed on April 18, 2008, respectively, to the Registration Statement on Form
N-6 (File No. 333-40161).

                      METROPOLITAN LIFE INSURANCE COMPANY

                              THE EQUITY OPTIONS

EQUITY ADDITIONS (ALSO KNOWN AS VARIABLE ADDITIONAL INSURANCE DIVIDEND OPTION)
     EQUITY ENRICHER (ALSO KNOWN AS VARIABLE ADDITIONAL BENEFITS RIDER)


                      SUPPLEMENT DATED APRIL 28, 2014 TO

                        Prospectus Dated April 28, 2008

This supplement updates certain information contained in your last prospectus and subsequent supplements. You should read and retain this supplement with your Policy. We will send you an additional copy of your most recent prospectus (and any previous supplements thereto), without charge, on written request sent to MetLife, P.O. Box 543, Warwick, RI 02887-0543. New Equity Options riders are no longer available for sale.

You allocate net premiums to and may transfer cash value among the available investment divisions of the Metropolitan Life Separate Account UL. Each available investment division, in turn, invests in the shares of one of the following Portfolios:

MET INVESTORS SERIES TRUST (CLASS A)

Morgan Stanley Mid Cap Growth Portfolio*

METROPOLITAN SERIES FUND (CLASS A)

MetLife Stock Index Portfolio
--------
*  This Portfolio is not available for Equity Additions.

The prospectuses for the Portfolios describe in greater detail an investment in the Portfolios listed above. YOU CAN OBTAIN PROSPECTUSES FOR THE PORTFOLIOS BY CALLING 1-800-638-5000.

SENDING COMMUNICATIONS AND PAYMENTS TO US

You can communicate all of your requests, instructions and notifications to us by contacting us in writing at our Designated Office. We may require that certain requests, instructions and notifications be made on forms that we provide. These include: changing your beneficiary; taking a Policy loan; taking a partial withdrawal; surrendering your Policy; making transfer requests or changing your premium allocations. As of the date of this prospectus, requests for partial withdrawals and Policy loans must be in writing. However, you should contact us at 1-800-MET-5000 for our current procedures. Below is a list of our Designated Offices for various functions. We may name additional or alternate Designated Offices. If we do, we will notify you in writing. You may also contact us at 1-800-MET-5000 for information on where to direct communication regarding any function not listed below or for any other inquiry.

               FUNCTION                         DESIGNATED OFFICE ADDRESS
---------------------------------------------------------------------------------
Premium Payments                         MetLife P.O. Box 371351, Pittsburgh, PA
                                           15250-7351
---------------------------------------------------------------------------------
Payment Inquiries                        MetLife, P.O. Box 354, Warwick, RI
                                           02887-0354
---------------------------------------------------------------------------------
Surrenders, Withdrawals, Loans,          MetLife, P.O. Box 543, Warwick, RI
  Investment Division Transfers,           02887-0543
  Premium Reallocation
---------------------------------------------------------------------------------
Death Claims                             MetLife, P.O. Box 353, Warwick, RI
                                           02887-0353
---------------------------------------------------------------------------------

               FUNCTION                         DESIGNATED OFFICE ADDRESS
---------------------------------------------------------------------------------
Beneficiary & Assignment                 MetLife, P.O. Box 313, Warwick, RI
                                           02887-0313
---------------------------------------------------------------------------------
Address Changes                          MetLife, 500 Schoolhouse Road,
                                           Johnstown, PA 15904
                                         Attn: Data Integrity
---------------------------------------------------------------------------------
Reinstatements                           MetLife, P.O. Box 30375, Tampa, FL 33630
---------------------------------------------------------------------------------

If you send your premium payments or transaction requests to an address other than the one we have designated for receipt of such premium payments or requests, we may return the premium payment to you, or there may be a delay in applying the premium payment or transaction to your Policy.



THE PORTFOLIOS

MANAGEMENT OF THE PORTFOLIOS

Our affiliate, MetLife Advisers, LLC is the investment adviser who is responsible for overall management of the Metropolitan Series Fund and the Met Investors Series Trust. MetLife Advisers, LLC has contracted with sub-advisers to make day-to-day investment decisions for the Portfolios. The sub-advisers and the investment objective of each Portfolio are as follows:

--------------------------------------------------------------------------------
                                                             INVESTMENT
        PORTFOLIO            INVESTMENT OBJECTIVE        ADVISER/SUBADVISER
--------------------------------------------------------------------------------
MET INVESTORS SERIES
TRUST-- CLASS A
--------------------------------------------------------------------------------
Morgan Stanley Mid Cap     Seeks capital              MetLife Advisers, LLC
 Growth Portfolio          appreciation.              Subadviser: Morgan
                                                      Stanley Investment
                                                      Management Inc.
--------------------------------------------------------------------------------
METROPOLITAN SERIES FUND--
CLASS A
--------------------------------------------------------------------------------
MetLife Stock Index        Seeks to track the
 Portfolio                 performance of the
                           Standard & Poor's 500(R)   MetLife Advisers, LLC
                           Composite Stock Price      Subadviser: MetLife
                           Index.                     Investment Management, LLC
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES


The following tables describe the fees and expenses that the Portfolios will pay and that therefore a Policy owner will indirectly pay periodically during the time that he or she owns an Equity Option. The first table shows the lowest and highest fees and expenses charged by the Portfolio(s) offered with Equity Additions and Equity Enricher for the fiscal year ended December 31, 2013. The next table describes the annual operating expenses for each Portfolio for the year ended December 31, 2013, as a percentage of the Portfolio's average daily net assets for the year, before and after any fee waivers and expense reimbursements. More detail concerning each Portfolio's fees and expenses is contained in the table that follows this table and in the prospectuses for the Portfolios.


LOWEST AND HIGHEST TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES


                                                                         LOWEST HIGHEST
---------------------------------------------------------------------------------------
EQUITY ADDITIONS                                                          .27%    .27%
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees and other expenses)
---------------------------------------------------------------------------------------
EQUITY ENRICHER                                                           .27%    .69%
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees and other expenses)
---------------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES


                                                     TOTAL                  NET TOTAL
                                                    ANNUAL     FEE WAIVER    ANNUAL
                               MANAGEMENT  OTHER   OPERATING AND/OR EXPENSE OPERATING
          PORTFOLIO               FEE     EXPENSES EXPENSES  REIMBURSEMENT  EXPENSES
-------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST--
  CLASS A
-------------------------------------------------------------------------------------
Morgan Stanley Mid Cap
  Growth Portfolio/1/             0.64%     0.05%    0.69%        0.01%       0.68%
-------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND--
  CLASS A
-------------------------------------------------------------------------------------
MetLife Stock Index Portfolio     0.25%     0.02%    0.27%        0.01%       0.26%
-------------------------------------------------------------------------------------

--------
/1/ This Portfolio is not available for Equity Additions.


The information shown in the table above was provided by the Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Portfolio's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Portfolio, but that the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Portfolio's board of directors or trustees, are not shown.


OTHER INFORMATION


MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the Equity Options. MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC, which is our affiliate, is registered under the Securities Exchange Act of 1934 (the "34 Act") as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


FEDERAL TAX MATTERS

The following is a brief summary of some tax rules that may apply to your Policy. It does not purport to be complete or cover every situation. The summary does not address state, local or foreign tax issues related to the Policy. Because individual circumstances vary, you should consult with your own tax adviser to find out how taxes can affect your benefits and rights under your Policy, especially before you make unscheduled premium payments, change the coverage provided by the base policy or the benefit options, take a loan or withdrawal, or assign or surrender the Policy. Under current federal income tax law, the taxable portion of distributions from variable life contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends.

IRS CIRCULAR 230 NOTICE: The tax information contained in this Prospectus is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. The Policyholder should seek tax advice based on its particular circumstances from an independent tax adviser.

YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER TO FIND OUT HOW TAXES CAN AFFECT YOUR BENEFITS AND RIGHTS UNDER YOUR POLICY.

INSURANCE PROCEEDS

.. Generally excludable from your beneficiary's gross income to the extent provided in Section 101 of the Internal Revenue Code ("Code").


In the case of employer-owned life insurance as defined in Section 101(j) of the Code, the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated, a director, or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.


Insurance death proceeds will also be taxable in the case of a transfer-for-value unless certain exceptions apply.

.. The proceeds may be subject to federal estate tax: (i) if paid to the insured's estate; or (ii) if paid to a different beneficiary if the insured possessed incidents of ownership at or within three years before death.

.. If you die before the insured, the value of your Policy (determined under IRS rules) is included in your estate and may be subject to federal estate tax.

.. Whether or not any federal estate tax is due is based on a number of factors including the estate size.

.. The insurance proceeds payable upon death of the insured under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued. The rules under section 7702 of the Internal Revenue Code with respect to Policies issued on a substandard risk basis are not entirely clear.

CASH VALUE (IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT)

.. You are generally not taxed on your cash value (except with respect to the DWI option) until you withdraw it or surrender your Policy. In these cases, you are generally permitted to take withdrawals and receive other distributions up to the amount of premiums paid without any tax consequences. However, withdrawals and other distributions will be subject to income tax after you have received amounts equal to the total premiums you paid. Somewhat different rules apply in the first 15 Policy years, when a distribution may be subject to tax if there is a gain in your Policy (which is generally when your cash value exceeds the cumulative premiums you paid).

.. There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if you are subject to that tax.

.. For income tax purposes, if you surrender an Equity Option for its cash value but the base policy remains in force, you will be considered to have made a partial withdrawal.

.. Amounts applied to the DWI option are treated as distributions from the Policy and interest credited on amounts applied to the DWI option is currently taxable as ordinary income.

SPLIT DOLLAR INSURANCE PLANS

The IRS has issued guidance on split dollar insurance plans. A tax advisor should be consulted with respect to this new guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. If your split dollar plan provides deferred compensation, recently enacted rules governing deferred compensation arrangements may apply. Failure to adhere to these rules will result in adverse tax consequences. Consult a tax adviser.

The Sarbanes-Oxley Act of 2002 (the "Act"), which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on U.S. exchanges, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted to apply to certain split-dollar life insurance arrangements for directors and executive officers of such companies, since at least some such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.

Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.

LOANS

.. Loan amounts you receive will generally not be subject to income tax, unless your Policy is or becomes a modified endowment contract, is exchanged or terminates.

.. Interest on loans is generally not deductible. For businesses that own a Policy, at least part of the interest deduction unrelated to the Policy may be disallowed unless the insured is a 20% owner, officer, director or employee of the business.

.. If your Policy terminates (upon surrender, cancellation, lapse or, in most cases, exchange) while any Policy loan is outstanding, the amount of the loan plus accrued interest thereon will be deemed to be a "distribution" to you. Any such distribution will have the same tax consequences as any other Policy distribution. In the case of an outstanding loan at the time of an exchange, the cancelled loan will generally be taxed to the extent of any policy gain. Since amounts borrowed reduce the cash value that will be distributed to you if the Policy is surrendered, canceled or lapses, any cash value distributed to you in these circumstances may be insufficient to pay the income tax on any gain.

MODIFIED ENDOWMENT CONTRACTS

These contracts are life insurance contracts where the premiums paid during the first 7 years after the Policy is issued, or after a material change in the Policy, exceed tax law limits referred to as the "7-pay test." Material changes in the Policy include changes in the level of benefits and certain other changes to your Policy after the issue date. Reductions in benefits during a 7-pay period may cause your Policy to become a modified endowment contract. Generally, a life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract. The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts. Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract.

If your Policy is considered a modified endowment contract the following applies:

.. The death benefit will generally be income tax free to your beneficiary, as discussed above.

..  Amounts withdrawn or distributed before the insured's death, including
   (without limitation) loans, assignments and pledges, are treated as income first and subject to income tax (to the extent of any gain in your Policy). All modified endowment contracts you purchase from us and our affiliates during the same calendar year are treated as a single contract for purposes of determining the amount of any such income.

.. An additional 10% income tax generally applies to the taxable portion of the amounts received before age 59 1/2, except generally if you are disabled or if the distribution is part of a series of substantially equal periodic payments.

.. If a Policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

DIVERSIFICATION

In order for your Policy to qualify as life insurance, we must comply with certain diversification standards with respect to the investments underlying the Equity Options. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be able to be corrected. Failure to meet these standards would result in immediate taxation to Policy owners of gains under their Policies. In addition, if the Portfolio shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, there could be adverse consequences under the diversification rules.

INVESTOR CONTROL

In some circumstances, owners of variable contracts who retain excessive control over the investment of the assets in an insurance company's separate account may be treated as the owners of those assets and may be subject to tax on income produced by those assets. The Equity Options are supported by assets held in our Separate Account. Although we believe that the owner of a Policy that purchases any Equity Options should not be treated as an owner of any assets in our Separate Account, we reserve the right to modify the Policies (including the Equity Options) to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of any assets in our Separate Account.

ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES

The transfer of the Policy or the designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the insured dies, the death proceeds will generally be includable in the Policy owner's estate for purposes of the Federal estate tax if the Policy owner was the insured, if the insured possessed incidents of ownership in the Policy at the time of death, or the insured made a gift transfer of the Policy within three years of death. If the Policy owner was not the insured, the fair market value of the Policy would be included in the Policy owner's estate upon the Policy owner's death. Moreover, under certain circumstances, the Internal Revenue Code may impose a "generation-skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping transfer and other taxes.

In general, current rules provide for a $5 million estate, gift and generation-skipping transfer tax exemption (as indexed for inflation) and a top tax rate of 40 percent.

The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

WITHHOLDING

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.

LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a Policy purchase.

BUSINESS USES OF POLICY

Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. As noted, in the case of a business owned Policy, the provisions of Section 101(j) of the Code may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Policy. These changes may take effect retroactively. We reserve the right to amend the Policy in any way necessary to avoid any adverse tax treatment. Examples of changes that could create adverse tax consequences include:

.. Possible taxation of cash value transfers among the options within the Policy.

.. Possible taxation as if you were the owner of your allocable portion of the Separate Account's assets.

..  Possible changes in the tax treatment of Policy benefits and rights.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy owners since the Company is the owner of the assets from which the tax benefits are derived.

THE COMPANY'S INCOME TAXES

Under current Federal income tax law we are not taxed on the Separate Account's operations. Thus, currently we do not deduct a charge from the Separate Account for company Federal income taxes. (We do deduct a charge for Federal taxes from premiums.) We reserve the right to charge the Separate Account for any future Federal income taxes we may incur. Under current laws we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.


FINANCIAL STATEMENTS

You can find the financial statements of the Separate Account and the financial statements of MetLife in the Statement of Additional Information. You may view the Statement of Additional Information by logging on to our website at www.metlife.com or you may obtain a copy of the Statement of Additional Information, without charge, by calling 800-MET-5000. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policy.

                                EQUITY OPTIONS

    EQUITY ADDITIONS (VARIABLE ADDITIONAL INSURANCE DIVIDEND OPTION) EQUITY
                 ENRICHER (VARIABLE ADDITIONAL BENEFITS RIDER)

                     METROPOLITAN LIFE SEPARATE ACCOUNT UL

                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)


                                APRIL 28, 2014


This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the prospectus dated April 28, 2008, as supplemented, and should be read in conjunction therewith. A copy of the prospectus for Equity Options may be obtained by writing to MetLife, P.O. Box 543, Warwick, RI 02887-0543. YOU MAY OBTAIN PROSPECTUSES FOR THE PORTFOLIOS BY CALLING 1-800-638-5000.

                                     SAI-1

                               TABLE OF CONTENTS


      The Company and the Separate Account......................... SAI-3
      Distribution of the Policies that Include the Equity Options. SAI-3
      Commissions.................................................. SAI-3
      Income Plans................................................. SAI-3
      Potential Conflicts of Interest.............................. SAI-4
      Limits to MetLife's Right to Challenge the Policy............ SAI-4
      Misstatement of Age or Sex................................... SAI-4
      Reports...................................................... SAI-4
      Performance Data............................................. SAI-5
      Personalized Illustrations................................... SAI-5
      Independent Registered Public Accounting Firm................ SAI-5
      Financial Statements......................................... SAI-5


                                     SAI-2

                     THE COMPANY AND THE SEPARATE ACCOUNT


MetLife is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. Our principal executive office is located at 200 Park Avenue, New York, New York 10166. MetLife was formed under the laws of New York State in 1866. MetLife, Inc., through its subsidiaries and affiliates, provides insurance and other financial services to individual and group customers.


We established the Separate Account under New York law on December 13, 1988. The Separate Account receives premium payments from the Equity Options described in the Prospectus and other variable life insurance policies that we issue. We have registered the Separate Account as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

         DISTRIBUTION OF THE POLICIES THAT INCLUDE THE EQUITY OPTIONS

MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the Equity Options. MLIDC, which is our affiliate, is registered under the Securities Exchange Act of 1934 (the "34 Act") as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). Beginning January 1, 2009, new Equity Options are no longer sold.


We offered the Equity Options through licensed life insurance sales representatives who are associated with MetLife Securities, Inc. ("MSI") and New England Securities Corporation ("NES"), our affiliates. MSI and NES are registered with the SEC as broker-dealers under the 34 Act and are also members of FINRA. We also offered the Equity Options through licensed life insurance sales representatives associated with unaffiliated broker-dealers with which MLIDC enters into a selling agreement.


                                  COMMISSIONS

We do not pay commissions for the sale of the Equity Additions. MLIDC received sales compensation with respect to the sale of Equity Enricher in the following amounts:


                                               AGGREGATE AMOUNT OF
                        AGGREGATE AMOUNT OF   COMMISSIONS RETAINED
                        COMMISSIONS PAID TO   BY DISTRIBUTOR AFTER
           FISCAL YEAR      DISTRIBUTOR     PAYMENTS TO SELLING FIRMS
           -----------  ------------------- -------------------------
              2013.....       $24,088                  $0
              2012.....       $26,048                  $0
              2011.....       $28,692                  $0


                                 INCOME PLANS

Generally, you can receive the Policy's insurance proceeds or amounts paid upon surrender of your Policy or your Equity Option under an income plan instead of in a lump sum. Before you choose an income plan you should consider:

.. The tax consequences associated with insurance or surrender proceeds, which can vary considerably, depending on whether a plan is chosen. You or your beneficiary should consult with a qualified tax adviser about tax consequences.

.. That your Policy or Equity Options will terminate at the time you commence an income plan and you will receive a new contract, which describes the terms of the income plan. You should carefully review the terms of the new contract, because it contains important information about the terms and conditions of the income plan.

.. The rates of return that we credit under these plans are not based on any of the Portfolios.

                                     SAI-3

Generally, we currently make the following income plans available:

             .  Interest income         .  Installment Income for
                                           a Stated Period
             .  Installment Income for  .  Single Life
                a Stated Amount            Income-Guaranteed
                                           Payment Period
             .  Joint and Survivor      .  Single Life
                Life Income                Income-Guaranteed
                                           Return

                        POTENTIAL CONFLICTS OF INTEREST

The Portfolio's Boards of Trustees monitor events to identify conflicts that may arise from the sale of Portfolio shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and qualified plans. Conflicts could result from changes in state insurance law or Federal income tax law, changes in investment management of a Portfolio, or differences in voting instructions given by variable life and variable annuity contract owners and qualified plans, if applicable. If there is a material conflict, the Board of Trustees will determine what action should be taken, including the removal of the affected Investment Division from the Portfolio(s), if necessary. If we believe any Portfolio action is insufficient, we will consider taking other action to protect Policy Owners. There could, however, be unavoidable delays or interruptions of operations of the Separate Account that we may be unable to remedy.

               LIMITS TO METLIFE'S RIGHT TO CHALLENGE THE POLICY

We will not contest your Policy after two years from the base policy's issue or reinstatement (excluding riders added later).

                          MISSTATEMENT OF AGE OR SEX

We will adjust benefits to reflect the correct age and sex of the insured, if this information is not correct in any Policy application.

                                    REPORTS

Generally, you will promptly receive statements confirming your significant transactions such as:

..  Transactions between an Equity Option and another part of the Policy.

..  Transfers between investment divisions.

..  Partial withdrawals.

..  Loan amounts you request.

..  Premium payments.

If your premium payments are made through preauthorized checking arrangement or another systematic payment method, we will not send you any confirmation in addition to the one you receive from your bank or employer.

We will also send you an annual statement within 30 days after a Policy year. The statement will summarize the year's transactions and include information on:

..  Deductions and charges.

..  Status of the death benefit.

..  Cash values.

..  Amounts in each investment division you are using.

                                     SAI-4

..  Status of Policy loans.

..  Automatic loans to pay interest.

..  Information on your modified endowment contract status (if applicable).

We will also send you a Fund's annual and semi-annual reports to shareholders.

                               PERFORMANCE DATA

We may provide information concerning the historical investment experience of the investment divisions, including average annual net rates of return for periods of one, three, five, and ten years, as well as average annual net rates of return and total net rates of return since inception of the Portfolios. These net rates of return represent past performance and are not an indication of future performance. Cost of insurance, sales, premium tax, and mortality and expense risk charges, which can significantly reduce the return to the Equity Options owner, are not reflected in these rates. The rates of return reflect only the fees and expenses of the underlying Portfolios. The net rates of return show performance from the inception of the Portfolios, which in some instances, may precede the inception date of the corresponding investment division.

                          PERSONALIZED ILLUSTRATIONS

We may provide personalized illustrations showing how the Equity Options work based on assumptions about investment returns and the Policy Owner's and/or insured's characteristics. The illustrations are intended to show how the death benefit and cash value for the Equity Options could vary over an extended period of time assuming hypothetical gross rates of return (I.E., investment income and capital gains and losses, realized or unrealized) for the Separate Account equal to specified constant after-tax rates of return. One of the gross rates of return will be 0%. Gross rates of return do not reflect the deduction of any charges and expenses. The illustrations will be based on specified assumptions, such as face amount, premium payments, insured, underwriting class, and death benefit. Illustrations will disclose the specific assumptions upon which they are based. Values will be given based on guaranteed mortality and expense risk and other charges and may also be based on current mortality and expense risk and other charges.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Investment Divisions of Metropolitan Life Separate Account UL included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                             FINANCIAL STATEMENTS


The financial statements of the Separate Account and the financial statements of MetLife are attached to this Statement of Additional Information. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Policy and the Equity Options.


                                     SAI-5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policy Owners of
Metropolitan Life Separate Account UL
and Board of Directors of
Metropolitan Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account UL (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Investment Divisions listed in Note 2.A as of December 31, 2013, the related statements of operations and changes in net assets for the respective stated periods in the three years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Investment Divisions constituting the Separate Account of the Company as of December 31, 2013, the results of their operations and changes in their net assets for the respective stated periods in the three years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2014

This page is intentionally left blank.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2013


                                            ALLIANCEBERNSTEIN
                                                 GLOBAL            ALLIANCEBERNSTEIN           AMERICAN            AMERICAN FUNDS
                                             THEMATIC GROWTH       INTERMEDIATE BOND       CENTURY VP VISTA             BOND
                                           INVESTMENT DIVISION    INVESTMENT DIVISION     INVESTMENT DIVISION    INVESTMENT DIVISION
                                         ---------------------   --------------------   ---------------------   --------------------
ASSETS:
   Investments at fair value...........  $              66,166   $             57,615   $                 710   $          5,589,276
   Due from Metropolitan Life
     Insurance Company.................                     --                     --                      --                     --
                                         ---------------------   --------------------   ---------------------   --------------------
        Total Assets...................                 66,166                 57,615                     710              5,589,276
                                         ---------------------   --------------------   ---------------------   --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.................                     --                     --                      --                      1
                                         ---------------------   --------------------   ---------------------   --------------------
        Total Liabilities..............                     --                     --                      --                      1
                                         ---------------------   --------------------   ---------------------   --------------------

NET ASSETS.............................  $              66,166   $             57,615   $                 710   $          5,589,275
                                         =====================   ====================   =====================   ====================


 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                    AMERICAN FUNDS
                                     GLOBAL SMALL         AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS
                                    CAPITALIZATION            GROWTH             GROWTH-INCOME       HIGH-INCOME BOND
                                  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...  $         72,066,624  $        160,553,256  $        101,213,173  $             17,547
   Due from Metropolitan Life
     Insurance Company.........                    --                    --                    --                    --
                                 --------------------  --------------------  --------------------  --------------------
        Total Assets...........            72,066,624           160,553,256           101,213,173                17,547
                                 --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                     4                    12                    16                    --
                                 --------------------  --------------------  --------------------  --------------------
        Total Liabilities......                     4                    12                    16                    --
                                 --------------------  --------------------  --------------------  --------------------

NET ASSETS.....................  $         72,066,620  $        160,553,244  $        101,213,157  $             17,547
                                 ====================  ====================  ====================  ====================


                                                        AMERICAN FUNDS U.S.
                                    AMERICAN FUNDS        GOVERNMENT/AAA-         DREYFUS VIF       FIDELITY VIP ASSET
                                     INTERNATIONAL       RATED SECURITIES     INTERNATIONAL VALUE     MANAGER: GROWTH
                                  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...  $            685,392  $             46,484  $            246,317  $          1,929,922
   Due from Metropolitan Life
     Insurance Company.........                    --                    --                    --                    --
                                 --------------------  --------------------  --------------------  --------------------
        Total Assets...........               685,392                46,484               246,317             1,929,922
                                 --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                    --                    --                    --                    --
                                 --------------------  --------------------  --------------------  --------------------
        Total Liabilities......                    --                    --                    --                    --
                                 --------------------  --------------------  --------------------  --------------------

NET ASSETS.....................  $            685,392  $             46,484  $            246,317  $          1,929,922
                                 ====================  ====================  ====================  ====================



                                     FIDELITY VIP          FIDELITY VIP
                                      CONTRAFUND           EQUITY-INCOME
                                  INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------
ASSETS:
   Investments at fair value...  $          2,650,302  $             33,464
   Due from Metropolitan Life
     Insurance Company.........                    --                    --
                                 --------------------  --------------------
        Total Assets...........             2,650,302                33,464
                                 --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                    --                    --
                                 --------------------  --------------------
        Total Liabilities......                    --                    --
                                 --------------------  --------------------

NET ASSETS.....................  $          2,650,302  $             33,464
                                 ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                     FIDELITY VIP           FIDELITY VIP          FIDELITY VIP           FIDELITY VIP
                                     FREEDOM 2010           FREEDOM 2020          FREEDOM 2025           FREEDOM 2030
                                  INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                 ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value...  $              46,242  $            977,716  $             40,181  $              62,024
   Due from Metropolitan Life
     Insurance Company.........                     --                    --                    --                     --
                                 ---------------------  --------------------  --------------------  ---------------------
        Total Assets...........                 46,242               977,716                40,181                 62,024
                                 ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                     --                     1                    --                     --
                                 ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities......                     --                     1                    --                     --
                                 ---------------------  --------------------  --------------------  ---------------------

NET ASSETS.....................  $              46,242  $            977,715  $             40,181  $              62,024
                                 =====================  ====================  ====================  =====================


                                                                                                         FIDELITY VIP
                                     FIDELITY VIP           FIDELITY VIP          FIDELITY VIP            INVESTMENT
                                     FREEDOM 2040           FREEDOM 2050           HIGH INCOME            GRADE BOND
                                  INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                 --------------------  ---------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value...  $             11,831  $              22,014  $             167,992  $          1,700,205
   Due from Metropolitan Life
     Insurance Company.........                    --                     --                     --                    --
                                 --------------------  ---------------------  ---------------------  --------------------
        Total Assets...........                11,831                 22,014                167,992             1,700,205
                                 --------------------  ---------------------  ---------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                    --                     --                     --                    --
                                 --------------------  ---------------------  ---------------------  --------------------
        Total Liabilities......                    --                     --                     --                    --
                                 --------------------  ---------------------  ---------------------  --------------------

NET ASSETS.....................  $             11,831  $              22,014  $             167,992  $          1,700,205
                                 ====================  =====================  =====================  ====================


                                                              FTVIPT
                                                          FRANKLIN INCOME
                                 FIDELITY VIP MID CAP       SECURITIES
                                  INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------
ASSETS:
   Investments at fair value...  $            249,087  $                618
   Due from Metropolitan Life
     Insurance Company.........                    --                    --
                                 --------------------  --------------------
        Total Assets...........               249,087                   618
                                 --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                    --                    --
                                 --------------------  --------------------
        Total Liabilities......                    --                    --
                                 --------------------  --------------------

NET ASSETS.....................  $            249,087  $                618
                                 ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                        FTVIPT                FTVIPT                                       FTVIPT
                                     MUTUAL GLOBAL         MUTUAL SHARES        FTVIPT TEMPLETON      TEMPLETON GLOBAL
                                 DISCOVERY SECURITIES       SECURITIES         FOREIGN SECURITIES      BOND SECURITIES
                                  INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value...  $            494,934  $             24,208  $           4,405,695  $           1,317,714
   Due from Metropolitan Life
     Insurance Company.........                    --                    --                     --                     --
                                 --------------------  --------------------  ---------------------  ---------------------
        Total Assets...........               494,934                24,208              4,405,695              1,317,714
                                 --------------------  --------------------  ---------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                    --                    --                      1                     --
                                 --------------------  --------------------  ---------------------  ---------------------
        Total Liabilities......                    --                    --                      1                     --
                                 --------------------  --------------------  ---------------------  ---------------------

NET ASSETS.....................  $            494,934  $             24,208  $           4,405,694  $           1,317,714
                                 ====================  ====================  =====================  =====================


                                                            GOLDMAN SACHS
                                      GOLDMAN SACHS          STRUCTURED            INVESCO V.I.          INVESCO V.I.
                                      MID-CAP VALUE       SMALL CAP EQUITY           COMSTOCK         GLOBAL REAL ESTATE
                                   INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
                                 ---------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...  $             295,859  $              41,480  $            315,275  $          2,585,663
   Due from Metropolitan Life
     Insurance Company.........                     --                     --                    --                    15
                                 ---------------------  ---------------------  --------------------  --------------------
        Total Assets...........                295,859                 41,480               315,275             2,585,678
                                 ---------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                     --                     --                    --                    --
                                 ---------------------  ---------------------  --------------------  --------------------
        Total Liabilities......                     --                     --                    --                    --
                                 ---------------------  ---------------------  --------------------  --------------------

NET ASSETS.....................  $             295,859  $              41,480  $            315,275  $          2,585,678
                                 =====================  =====================  ====================  ====================


                                     INVESCO V.I.
                                      GOVERNMENT            INVESCO V.I.
                                      SECURITIES        INTERNATIONAL GROWTH
                                  INVESTMENT DIVISION    INVESTMENT DIVISION
                                 ---------------------  --------------------
ASSETS:
   Investments at fair value...  $              11,016  $            399,191
   Due from Metropolitan Life
     Insurance Company.........                     --                    --
                                 ---------------------  --------------------
        Total Assets...........                 11,016               399,191
                                 ---------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                     --                    --
                                 ---------------------  --------------------
        Total Liabilities......                     --                    --
                                 ---------------------  --------------------

NET ASSETS.....................  $              11,016  $            399,191
                                 =====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013




                                      JANUS ASPEN
                                       BALANCED          JANUS ASPEN FORTY     JANUS ASPEN JANUS   JANUS ASPEN OVERSEAS
                                  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...  $            992,702  $            870,003  $            439,285  $             68,836
   Due from Metropolitan Life
     Insurance Company.........                    --                    --                    --                    --
                                 --------------------  --------------------  --------------------  --------------------
        Total Assets...........               992,702               870,003               439,285                68,836
                                 --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                    --                    --                    --                    --
                                 --------------------  --------------------  --------------------  --------------------
        Total Liabilities......                    --                    --                    --                    --
                                 --------------------  --------------------  --------------------  --------------------

NET ASSETS.....................  $            992,702  $            870,003  $            439,285  $             68,836
                                 ====================  ====================  ====================  ====================




                                        MFS VIT               MFS VIT               MFS VIT              MFS VIT II
                                     GLOBAL EQUITY         NEW DISCOVERY             VALUE               HIGH YIELD
                                  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                 --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value...  $            185,320  $            230,115  $             21,702  $             149,361
   Due from Metropolitan Life
     Insurance Company.........                    --                    --                    --                     --
                                 --------------------  --------------------  --------------------  ---------------------
        Total Assets...........               185,320               230,115                21,702                149,361
                                 --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                    --                    --                    --                     --
                                 --------------------  --------------------  --------------------  ---------------------
        Total Liabilities......                    --                    --                    --                     --
                                 --------------------  --------------------  --------------------  ---------------------

NET ASSETS.....................  $            185,320  $            230,115  $             21,702  $             149,361
                                 ====================  ====================  ====================  =====================


                                         MIST
                                   ALLIANCEBERNSTEIN           MIST
                                    GLOBAL DYNAMIC        AMERICAN FUNDS
                                      ALLOCATION        BALANCED ALLOCATION
                                  INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------
ASSETS:
   Investments at fair value...  $             34,236  $            790,263
   Due from Metropolitan Life
     Insurance Company.........                    --                    --
                                 --------------------  --------------------
        Total Assets...........                34,236               790,263
                                 --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                    --                    --
                                 --------------------  --------------------
        Total Liabilities......                    --                    --
                                 --------------------  --------------------

NET ASSETS.....................  $             34,236  $            790,263
                                 ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                         MIST                  MIST                  MIST             MIST BLACKROCK
                                    AMERICAN FUNDS        AMERICAN FUNDS          AQR GLOBAL          GLOBAL TACTICAL
                                   GROWTH ALLOCATION    MODERATE ALLOCATION      RISK BALANCED          STRATEGIES
                                  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...  $         1,490,834   $           874,921   $            152,914  $            102,574
   Due from Metropolitan Life
     Insurance Company.........                   --                    --                     --                    --
                                 --------------------  --------------------  --------------------  --------------------
        Total Assets...........            1,490,834               874,921                152,914               102,574
                                 --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                   --                    --                     --                    --
                                 --------------------  --------------------  --------------------  --------------------
        Total Liabilities......                   --                    --                     --                    --
                                 --------------------  --------------------  --------------------  --------------------

NET ASSETS.....................  $         1,490,834   $           874,921   $            152,914  $            102,574
                                 ====================  ====================  ====================  ====================



                                    MIST BLACKROCK         MIST CLARION        MIST CLEARBRIDGE      MIST CLEARBRIDGE
                                    LARGE CAP CORE      GLOBAL REAL ESTATE   AGGRESSIVE GROWTH II    AGGRESSIVE GROWTH
                                  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...  $        385,342,754  $         27,497,717  $         18,676,047  $         21,684,931
   Due from Metropolitan Life
     Insurance Company.........                   191                    --                    --                    14
                                 --------------------  --------------------  --------------------  --------------------
        Total Assets...........           385,342,945            27,497,717            18,676,047            21,684,945
                                 --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                    --                     2                     6                    --
                                 --------------------  --------------------  --------------------  --------------------
        Total Liabilities......                    --                     2                     6                    --
                                 --------------------  --------------------  --------------------  --------------------

NET ASSETS.....................  $        385,342,945  $         27,497,715  $         18,676,041  $         21,684,945
                                 ====================  ====================  ====================  ====================


                                        MIST             MIST INVESCO
                                   HARRIS OAKMARK        BALANCED-RISK
                                    INTERNATIONAL         ALLOCATION
                                 INVESTMENT DIVISION  INVESTMENT DIVISION
                                 -------------------  -------------------
ASSETS:
   Investments at fair value...  $        52,830,769  $            24,724
   Due from Metropolitan Life
     Insurance Company.........                    5                   --
                                 -------------------  -------------------
        Total Assets...........           52,830,774               24,724
                                 -------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                   --                    1
                                 -------------------  -------------------
        Total Liabilities......                   --                    1
                                 -------------------  -------------------

NET ASSETS.....................  $        52,830,774  $            24,723
                                 ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                 MIST JPMORGAN
                                     MIST INVESCO          MIST INVESCO          GLOBAL ACTIVE         MIST JPMORGAN
                                     MID CAP VALUE       SMALL CAP GROWTH         ALLOCATION          SMALL CAP VALUE
                                  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...  $         92,130,244  $          6,613,285  $            110,413  $            254,799
   Due from Metropolitan Life
     Insurance Company.........                   365                    --                    --                    --
                                 --------------------  --------------------  --------------------  --------------------
        Total Assets...........            92,130,609             6,613,285               110,413               254,799
                                 --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                    --                    57                    --                    --
                                 --------------------  --------------------  --------------------  --------------------
        Total Liabilities......                    --                    57                    --                    --
                                 --------------------  --------------------  --------------------  --------------------

NET ASSETS.....................  $         92,130,609  $          6,613,228  $            110,413  $            254,799
                                 ====================  ====================  ====================  ====================


                                         MIST
                                     LOOMIS SAYLES       MIST LORD ABBETT     MIST MET/TEMPLETON       MIST METLIFE
                                    GLOBAL MARKETS        BOND DEBENTURE      INTERNATIONAL BOND    AGGRESSIVE STRATEGY
                                  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...  $            418,253  $         29,124,212  $             86,776  $         19,271,454
   Due from Metropolitan Life
     Insurance Company.........                     7                    --                    --                    --
                                 --------------------  --------------------  --------------------  --------------------
        Total Assets...........               418,260            29,124,212                86,776            19,271,454
                                 --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                    --                    98                    --                     2
                                 --------------------  --------------------  --------------------  --------------------
        Total Liabilities......                    --                    98                    --                     2
                                 --------------------  --------------------  --------------------  --------------------

NET ASSETS.....................  $            418,260  $         29,124,114  $             86,776  $         19,271,452
                                 ====================  ====================  ====================  ====================



                                     MIST METLIFE          MIST METLIFE
                                     BALANCED PLUS        GROWTH STRATEGY
                                  INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------
ASSETS:
   Investments at fair value...  $             94,166  $            382,762
   Due from Metropolitan Life
     Insurance Company.........                    --                    --
                                 --------------------  --------------------
        Total Assets...........                94,166               382,762
                                 --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                    --                    --
                                 --------------------  --------------------
        Total Liabilities......                    --                    --
                                 --------------------  --------------------

NET ASSETS.....................  $             94,166  $            382,762
                                 ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                     MIST METLIFE              MIST                                       MIST
                                      MULTI-INDEX          MFS EMERGING        MIST MFS RESEARCH     MORGAN STANLEY
                                     TARGETED RISK        MARKETS EQUITY         INTERNATIONAL       MID CAP GROWTH
                                  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                 --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value...  $             2,679   $            272,836  $        21,367,745   $       244,413,957
   Due from Metropolitan Life
     Insurance Company.........                   --                     --                   --                     2
                                 --------------------  --------------------  --------------------  -------------------
        Total Assets...........                2,679                272,836           21,367,745           244,413,959
                                 --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                   --                     --                    4                    --
                                 --------------------  --------------------  --------------------  -------------------
        Total Liabilities......                   --                     --                    4                    --
                                 --------------------  --------------------  --------------------  -------------------

NET ASSETS.....................  $             2,679   $            272,836  $        21,367,741   $       244,413,959
                                 ====================  ====================  ====================  ===================


                                         MIST                  MIST
                                      OPPENHEIMER         PIMCO INFLATION         MIST PIMCO
                                     GLOBAL EQUITY        PROTECTED BOND         TOTAL RETURN       MIST PIONEER FUND
                                  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
                                 --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value...  $        50,487,094   $         11,213,501  $        49,962,748   $           204,562
   Due from Metropolitan Life
     Insurance Company.........                   --                     --                   --                    --
                                 --------------------  --------------------  --------------------  -------------------
        Total Assets...........           50,487,094             11,213,501           49,962,748               204,562
                                 --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                  209                      1                    1                    --
                                 --------------------  --------------------  --------------------  -------------------
        Total Liabilities......                  209                      1                    1                    --
                                 --------------------  --------------------  --------------------  -------------------

NET ASSETS.....................  $        50,486,885   $         11,213,500  $        49,962,747   $           204,562
                                 ====================  ====================  ====================  ===================



                                     MIST PYRAMIS         MIST SCHRODERS
                                     MANAGED RISK       GLOBAL MULTI-ASSET
                                  INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------
ASSETS:
   Investments at fair value...  $                298  $            22,665
   Due from Metropolitan Life
     Insurance Company.........                    --                   --
                                 --------------------  --------------------
        Total Assets...........                   298               22,665
                                 --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                    --                   --
                                 --------------------  --------------------
        Total Liabilities......                    --                   --
                                 --------------------  --------------------

NET ASSETS.....................  $                298  $            22,665
                                 ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                   MIST SSGA GROWTH          MIST SSGA        MIST T. ROWE PRICE    MIST T. ROWE PRICE
                                    AND INCOME ETF          GROWTH ETF          LARGE CAP VALUE       MID CAP GROWTH
                                  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...  $          7,827,726  $          5,570,222  $          2,025,987  $         27,748,658
   Due from Metropolitan Life
     Insurance Company.........                    --                    --                    --                    --
                                 --------------------  --------------------  --------------------  --------------------
        Total Assets...........             7,827,726             5,570,222             2,025,987            27,748,658
                                 --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                     2                     2                    --                     2
                                 --------------------  --------------------  --------------------  --------------------
        Total Liabilities......                     2                     2                    --                     2
                                 --------------------  --------------------  --------------------  --------------------

NET ASSETS.....................  $          7,827,724  $          5,570,220  $          2,025,987  $         27,748,656
                                 ====================  ====================  ====================  ====================


                                   MIST THIRD AVENUE    MSF BAILLIE GIFFORD      MSF BARCLAYS          MSF BLACKROCK
                                    SMALL CAP VALUE     INTERNATIONAL STOCK  AGGREGATE BOND INDEX       BOND INCOME
                                  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...  $            957,820  $         44,856,332  $        121,423,837  $         81,249,810
   Due from Metropolitan Life
     Insurance Company.........                    --                     8                    29                    --
                                 --------------------  --------------------  --------------------  --------------------
        Total Assets...........               957,820            44,856,340           121,423,866            81,249,810
                                 --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                    --                    --                    --                     7
                                 --------------------  --------------------  --------------------  --------------------
        Total Liabilities......                    --                    --                    --                     7
                                 --------------------  --------------------  --------------------  --------------------

NET ASSETS.....................  $            957,820  $         44,856,340  $        121,423,866  $         81,249,803
                                 ====================  ====================  ====================  ====================


                                     MSF BLACKROCK         MSF BLACKROCK
                                 CAPITAL APPRECIATION       DIVERSIFIED
                                  INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------
ASSETS:
   Investments at fair value...  $         20,880,184  $        302,812,142
   Due from Metropolitan Life
     Insurance Company.........                    --                    11
                                 --------------------  --------------------
        Total Assets...........            20,880,184           302,812,153
                                 --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                     4                    --
                                 --------------------  --------------------
        Total Liabilities......                     4                    --
                                 --------------------  --------------------

NET ASSETS.....................  $         20,880,180  $        302,812,153
                                 ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                     MSF BLACKROCK         MSF BLACKROCK           MSF DAVIS           MSF FRONTIER
                                    LARGE CAP VALUE        MONEY MARKET          VENTURE VALUE        MID CAP GROWTH
                                  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...  $         18,457,577  $         23,781,884  $         72,729,711  $        227,973,849
   Due from Metropolitan Life
     Insurance Company.........                    --                    --                    --                   173
                                 --------------------  --------------------  --------------------  --------------------
        Total Assets...........            18,457,577            23,781,884            72,729,711           227,974,022
                                 --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                     2                     5                     8                    --
                                 --------------------  --------------------  --------------------  --------------------
        Total Liabilities......                     2                     5                     8                    --
                                 --------------------  --------------------  --------------------  --------------------

NET ASSETS.....................  $         18,457,575  $         23,781,879  $         72,729,703  $        227,974,022
                                 ====================  ====================  ====================  ====================



                                     MSF JENNISON       MSF LOOMIS SAYLES     MSF LOOMIS SAYLES      MSF MET/ARTISAN
                                        GROWTH           SMALL CAP CORE       SMALL CAP GROWTH        MID CAP VALUE
                                  INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...  $        21,754,142   $        25,008,784  $         12,136,658  $         64,604,733
   Due from Metropolitan Life
     Insurance Company.........                   --                    --                    --                     7
                                 --------------------  -------------------  --------------------  --------------------
        Total Assets...........           21,754,142            25,008,784            12,136,658            64,604,740
                                 --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                   16                    26                     1                    --
                                 --------------------  -------------------  --------------------  --------------------
        Total Liabilities......                   16                    26                     1                    --
                                 --------------------  -------------------  --------------------  --------------------

NET ASSETS.....................  $        21,754,126   $        25,008,758  $         12,136,657  $         64,604,740
                                 ====================  ===================  ====================  ====================


                                      MSF METLIFE           MSF METLIFE
                                     CONSERVATIVE         CONSERVATIVE TO
                                      ALLOCATION        MODERATE ALLOCATION
                                  INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------
ASSETS:
   Investments at fair value...  $          5,157,555  $          9,308,534
   Due from Metropolitan Life
     Insurance Company.........                    --                    --
                                 --------------------  --------------------
        Total Assets...........             5,157,555             9,308,534
                                 --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                     2                     2
                                 --------------------  --------------------
        Total Liabilities......                     2                     2
                                 --------------------  --------------------

NET ASSETS.....................  $          5,157,553  $          9,308,532
                                 ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                  MSF METLIFE
                                      MSF METLIFE           MSF METLIFE           MODERATE TO            MSF METLIFE
                                  MID CAP STOCK INDEX   MODERATE ALLOCATION  AGGRESSIVE ALLOCATION       STOCK INDEX
                                  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION    INVESTMENT DIVISION
                                 --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value...  $         96,112,735  $         51,418,737  $         93,658,358   $        926,254,629
   Due from Metropolitan Life
     Insurance Company.........                    --                    --                    --                    305
                                 --------------------  --------------------  ---------------------  --------------------
        Total Assets...........            96,112,735            51,418,737            93,658,358            926,254,934
                                 --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                     8                 7,672                     2                     --
                                 --------------------  --------------------  ---------------------  --------------------
        Total Liabilities......                     8                 7,672                     2                     --
                                 --------------------  --------------------  ---------------------  --------------------

NET ASSETS.....................  $         96,112,727  $         51,411,065  $         93,658,356   $        926,254,934
                                 ====================  ====================  =====================  ====================



                                        MSF MFS                                    MSF MSCI            MSF NEUBERGER
                                     TOTAL RETURN          MSF MFS VALUE          EAFE INDEX          BERMAN GENESIS
                                  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...  $          9,566,040  $         83,882,349  $         81,042,866  $        113,031,572
   Due from Metropolitan Life
     Insurance Company.........                    --                    --                    --                    --
                                 --------------------  --------------------  --------------------  --------------------
        Total Assets...........             9,566,040            83,882,349            81,042,866           113,031,572
                                 --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                    11                   168                     8                    97
                                 --------------------  --------------------  --------------------  --------------------
        Total Liabilities......                    11                   168                     8                    97
                                 --------------------  --------------------  --------------------  --------------------

NET ASSETS.....................  $          9,566,029  $         83,882,181  $         81,042,858  $        113,031,475
                                 ====================  ====================  ====================  ====================



                                   MSF RUSSELL 2000      MSF T. ROWE PRICE
                                         INDEX           LARGE CAP GROWTH
                                  INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------
ASSETS:
   Investments at fair value...  $        72,232,091   $        80,321,724
   Due from Metropolitan Life
     Insurance Company.........                   --                 5,584
                                 --------------------  --------------------
        Total Assets...........           72,232,091            80,327,308
                                 --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                    3                    --
                                 --------------------  --------------------
        Total Liabilities......                    3                    --
                                 --------------------  --------------------

NET ASSETS.....................  $        72,232,088   $        80,327,308
                                 ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                  MSF WESTERN
                                                            MSF VAN ECK        ASSET MANAGEMENT         MSF WESTERN
                                   MSF T. ROWE PRICE      GLOBAL NATURAL        STRATEGIC BOND       ASSET MANAGEMENT
                                   SMALL CAP GROWTH          RESOURCES           OPPORTUNITIES        U.S. GOVERNMENT
                                  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...  $        125,276,833  $           170,365   $        25,366,445   $         16,494,250
   Due from Metropolitan Life
     Insurance Company.........                    16                   --                    --                     --
                                 --------------------  --------------------  --------------------  --------------------
        Total Assets...........           125,276,849              170,365            25,366,445             16,494,250
                                 --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                    --                   --                     3                      1
                                 --------------------  --------------------  --------------------  --------------------
        Total Liabilities......                    --                   --                     3                      1
                                 --------------------  --------------------  --------------------  --------------------

NET ASSETS.....................  $        125,276,849  $           170,365   $        25,366,442   $         16,494,249
                                 ====================  ====================  ====================  ====================



                                                            PIMCO VIT
                                       PIMCO VIT         COMMODITY REAL           PIMCO VIT            PIONEER VCT
                                       ALL ASSET         RETURN STRATEGY        LOW DURATION        EMERGING MARKETS
                                  INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...  $           924,295   $             5,783  $          1,571,604  $            268,749
   Due from Metropolitan Life
     Insurance Company.........                   --                    --                    --                    --
                                 --------------------  -------------------  --------------------  --------------------
        Total Assets...........              924,295                 5,783             1,571,604               268,749
                                 --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                   --                    --                 1,308                    --
                                 --------------------  -------------------  --------------------  --------------------
        Total Liabilities......                   --                    --                 1,308                    --
                                 --------------------  -------------------  --------------------  --------------------

NET ASSETS.....................  $           924,295   $             5,783  $          1,570,296  $            268,749
                                 ====================  ===================  ====================  ====================




                                      PIONEER VCT           PUTNAM VT
                                     MID CAP VALUE     INTERNATIONAL VALUE
                                  INVESTMENT DIVISION  INVESTMENT DIVISION
                                 --------------------  -------------------
ASSETS:
   Investments at fair value...  $            49,935   $             6,428
   Due from Metropolitan Life
     Insurance Company.........                   --                    --
                                 --------------------  -------------------
        Total Assets...........               49,935                 6,428
                                 --------------------  -------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                   --                    --
                                 --------------------  -------------------
        Total Liabilities......                   --                    --
                                 --------------------  -------------------

NET ASSETS.....................  $            49,935   $             6,428
                                 ====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2013


                                                                                 UIF EMERGING          UIF EMERGING
                                    ROYCE MICRO-CAP       ROYCE SMALL-CAP        MARKETS DEBT         MARKETS EQUITY
                                  INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION
                                 --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value...  $              7,757  $            688,929  $          1,160,019  $          1,236,458
   Due from Metropolitan Life
     Insurance Company.........                    --                    --                    --                    --
                                 --------------------  --------------------  --------------------  --------------------
        Total Assets...........                 7,757               688,929             1,160,019             1,236,458
                                 --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                    --                    --                    --                    --
                                 --------------------  --------------------  --------------------  --------------------
        Total Liabilities......                    --                    --                    --                    --
                                 --------------------  --------------------  --------------------  --------------------

NET ASSETS.....................  $              7,757  $            688,929  $          1,160,019  $          1,236,458
                                 ====================  ====================  ====================  ====================

                                    WELLS FARGO VT
                                   TOTAL RETURN BOND
                                  INVESTMENT DIVISION
                                 --------------------
ASSETS:
   Investments at fair value...  $            257,976
   Due from Metropolitan Life
     Insurance Company.........                    --
                                 --------------------
        Total Assets...........               257,976
                                 --------------------
LIABILITIES:
   Due to Metropolitan Life
     Insurance Company.........                   137
                                 --------------------
        Total Liabilities......                   137
                                 --------------------

NET ASSETS.....................  $            257,839
                                 ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                              ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH
                                                                                         INVESTMENT DIVISION
                                                               ---------------------------------------------------------------------
                                                                        2013                    2012                    2011
                                                               ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $                  13   $                  --   $              18,192
                                                               ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                     --                      --                      --
                                                               ---------------------   ---------------------   ---------------------
           Net investment income (loss)......................                     13                      --                  18,192
                                                               ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                     --                      --                      --
      Realized gains (losses) on sale of investments.........                (1,496)             (1,307,724)                (40,514)
                                                               ---------------------   ---------------------   ---------------------
           Net realized gains (losses).......................                (1,496)             (1,307,724)                (40,514)
                                                               ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments.....                 14,581               1,419,031             (1,444,286)
                                                               ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                 13,085                 111,307             (1,484,800)
                                                               ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $              13,098   $             111,307   $         (1,466,608)
                                                               =====================   =====================   =====================


                                                                                ALLIANCEBERNSTEIN INTERMEDIATE BOND
                                                                                        INVESTMENT DIVISION
                                                               ---------------------------------------------------------------------
                                                                       2013                    2012                    2011
                                                               ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $               1,888   $               2,404   $               2,097
                                                               ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                     --                      --                      --
                                                               ---------------------   ---------------------   ---------------------
           Net investment income (loss)......................                  1,888                   2,404                   2,097
                                                               ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                  1,675                   1,744                     170
      Realized gains (losses) on sale of investments.........                   (24)                      43                      14
                                                               ---------------------   ---------------------   ---------------------
           Net realized gains (losses).......................                  1,651                   1,787                     184
                                                               ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments.....                (5,086)                   (188)                     563
                                                               ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                (3,435)                   1,599                     747
                                                               ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $             (1,547)   $               4,003   $               2,844
                                                               =====================   =====================   =====================


                                                                                     AMERICAN CENTURY VP VISTA
                                                                                        INVESTMENT DIVISION
                                                               ---------------------------------------------------------------------
                                                                       2013                    2012                    2011
                                                               ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $                  --   $                  --   $                  --
                                                               ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                     --                      --                      --
                                                               ---------------------   ---------------------   ---------------------
           Net investment income (loss)......................                     --                      --                      --
                                                               ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                     --                      --                      --
      Realized gains (losses) on sale of investments.........                  1,084                     328                   5,995
                                                               ---------------------   ---------------------   ---------------------
           Net realized gains (losses).......................                  1,084                     328                   5,995
                                                               ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments.....                   (55)                     873                 (8,184)
                                                               ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                  1,029                   1,201                 (2,189)
                                                               ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $               1,029   $               1,201   $             (2,189)
                                                               =====================   =====================   =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                                       AMERICAN FUNDS BOND
                                                                                       INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                       2013                   2012                    2011
                                                               --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $            100,255   $             133,110   $            140,691
                                                               --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                 8,663                   9,169                  8,171
                                                               --------------------   ---------------------   --------------------
           Net investment income (loss)......................                91,592                 123,941                132,520
                                                               --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                61,561                      --                     --
      Realized gains (losses) on sale of investments.........                   741                  27,506                 10,695
                                                               --------------------   ---------------------   --------------------
           Net realized gains (losses).......................                62,302                  27,506                 10,695
                                                               --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments.....             (282,587)                 108,693                121,054
                                                               --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................             (220,285)                 136,199                131,749
                                                               --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $          (128,693)   $             260,140   $            264,269
                                                               ====================   =====================   ====================


                                                                            AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                                                        INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                       2013                    2012                   2011
                                                               --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $            571,973   $             761,809   $            817,781
                                                               --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                90,217                  80,276                 90,481
                                                               --------------------   ---------------------   --------------------
           Net investment income (loss)......................               481,756                 681,533                727,300
                                                               --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                      --                     --
      Realized gains (losses) on sale of investments.........               556,105               (342,892)               (68,423)
                                                               --------------------   ---------------------   --------------------
           Net realized gains (losses).......................               556,105               (342,892)               (68,423)
                                                               --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments.....            15,213,508               9,028,936           (13,188,181)
                                                               --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................            15,769,613               8,686,044           (13,256,604)
                                                               --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $         16,251,369   $           9,367,577   $       (12,529,304)
                                                               ====================   =====================   ====================


                                                                                       AMERICAN FUNDS GROWTH
                                                                                        INVESTMENT DIVISION
                                                               --------------------------------------------------------------------
                                                                       2013                    2012                   2011
                                                               ---------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $           1,364,727   $          1,013,020   $             771,098
                                                               ---------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                139,123                133,202                 141,089
                                                               ---------------------   --------------------   ---------------------
           Net investment income (loss)......................              1,225,604                879,818                 630,009
                                                               ---------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                     --                     --                      --
      Realized gains (losses) on sale of investments.........              2,872,251              1,170,827                 658,869
                                                               ---------------------   --------------------   ---------------------
           Net realized gains (losses).......................              2,872,251              1,170,827                 658,869
                                                               ---------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments.....             34,086,809             18,556,699             (6,628,058)
                                                               ---------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................             36,959,060             19,727,526             (5,969,189)
                                                               ---------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $          38,184,664   $         20,607,344   $         (5,339,180)
                                                               =====================   ====================   =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                                  AMERICAN FUNDS GROWTH-INCOME
                                                                                       INVESTMENT DIVISION
                                                               ------------------------------------------------------------------
                                                                       2013                   2012                   2011
                                                               --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $          1,235,600   $          1,253,842   $          1,148,376
                                                               --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                89,908                 78,704                 77,416
                                                               --------------------   --------------------   --------------------
           Net investment income (loss)......................             1,145,692              1,175,138              1,070,960
                                                               --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                     --                     --
      Realized gains (losses) on sale of investments.........             1,441,252                300,932               (58,726)
                                                               --------------------   --------------------   --------------------
           Net realized gains (losses).......................             1,441,252                300,932               (58,726)
                                                               --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....            23,374,516             10,629,027            (2,428,568)
                                                               --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................            24,815,768             10,929,959            (2,487,294)
                                                               --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations......................................  $         25,961,460   $         12,105,097   $        (1,416,334)
                                                               ====================   ====================   ====================


                                                                      AMERICAN FUNDS HIGH-INCOME BOND
                                                                            INVESTMENT DIVISION
                                                               -------------------------------------------
                                                                       2013                 2012 (a)
                                                               --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $              1,146   $              3,203
                                                               --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                     --
                                                               --------------------   --------------------
           Net investment income (loss)......................                 1,146                  3,203
                                                               --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                     --
      Realized gains (losses) on sale of investments.........                  (51)                      6
                                                               --------------------   --------------------
           Net realized gains (losses).......................                  (51)                      6
                                                               --------------------   --------------------
      Change in unrealized gains (losses) on investments.....                   426                  (677)
                                                               --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................                   375                  (671)
                                                               --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations......................................  $              1,521   $              2,532
                                                               ====================   ====================


                                                                                  AMERICAN FUNDS INTERNATIONAL
                                                                                       INVESTMENT DIVISION
                                                               ------------------------------------------------------------------
                                                                       2013                   2012                   2011
                                                               --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $              7,749   $              7,535   $             10,736
                                                               --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                     --                     --
                                                               --------------------   --------------------   --------------------
           Net investment income (loss)......................                 7,749                  7,535                 10,736
                                                               --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                     --                     --
      Realized gains (losses) on sale of investments.........                27,615                (1,402)                  (605)
                                                               --------------------   --------------------   --------------------
           Net realized gains (losses).......................                27,615                (1,402)                  (605)
                                                               --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....                63,361                 82,398              (108,507)
                                                               --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................                90,976                 80,996              (109,112)
                                                               --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations......................................  $             98,725   $             88,531   $           (98,376)
                                                               ====================   ====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                         AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES
                                                                                         INVESTMENT DIVISION
                                                               ---------------------------------------------------------------------
                                                                        2013                    2012                    2011
                                                               ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $                 317   $                 440   $                 773
                                                               ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                     --                      --                      --
                                                               ---------------------   ---------------------   ---------------------
           Net investment income (loss)......................                    317                     440                     773
                                                               ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                  1,258                   1,252                   1,111
      Realized gains (losses) on sale of investments.........                   (28)                     258                     509
                                                               ---------------------   ---------------------   ---------------------
           Net realized gains (losses).......................                  1,230                   1,510                   1,620
                                                               ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments.....                (2,996)                 (1,126)                     885
                                                               ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                (1,766)                     384                   2,505
                                                               ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $             (1,449)   $                 824   $               3,278
                                                               =====================   =====================   =====================


                                                                                  DREYFUS VIF INTERNATIONAL VALUE
                                                                                        INVESTMENT DIVISION
                                                               ---------------------------------------------------------------------
                                                                       2013                    2012                    2011
                                                               ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $               4,021   $               4,882   $               4,085
                                                               ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                     --                      --                      --
                                                               ---------------------   ---------------------   ---------------------
           Net investment income (loss)......................                  4,021                   4,882                   4,085
                                                               ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                     --                      --                      --
      Realized gains (losses) on sale of investments.........                  (906)                 (1,011)                   (960)
                                                               ---------------------   ---------------------   ---------------------
           Net realized gains (losses).......................                  (906)                 (1,011)                   (960)
                                                               ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments.....                 42,909                  18,857                (45,726)
                                                               ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                 42,003                  17,846                (46,686)
                                                               ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $              46,024   $              22,728   $            (42,601)
                                                               =====================   =====================   =====================


                                                                                FIDELITY VIP ASSET MANAGER: GROWTH
                                                                                        INVESTMENT DIVISION
                                                               ---------------------------------------------------------------------
                                                                       2013                    2012                    2011
                                                               ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $              16,073   $              24,972   $              23,605
                                                               ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                     --                      --                      --
                                                               ---------------------   ---------------------   ---------------------
           Net investment income (loss)......................                 16,073                  24,972                  23,605
                                                               ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                  5,165                   7,043                   3,056
      Realized gains (losses) on sale of investments.........                110,324                  28,654                  71,204
                                                               ---------------------   ---------------------   ---------------------
           Net realized gains (losses).......................                115,489                  35,697                  74,260
                                                               ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments.....                260,059                 172,026               (205,700)
                                                               ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                375,548                 207,723               (131,440)
                                                               ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $             391,621   $             232,695   $           (107,835)
                                                               =====================   =====================   =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                                      FIDELITY VIP CONTRAFUND
                                                                                        INVESTMENT DIVISION
                                                              ----------------------------------------------------------------------
                                                                       2013                    2012                     2011
                                                              ---------------------    ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends.............................................  $              23,521    $              28,837   $              20,916
                                                              ---------------------    ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges....................                     --                       --                      --
                                                              ---------------------    ---------------------   ---------------------
           Net investment income (loss).....................                 23,521                   28,837                  20,916
                                                              ---------------------    ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                    690                       --                      --
      Realized gains (losses) on sale of investments........                146,443                   38,806                  12,745
                                                              ---------------------    ---------------------   ---------------------
           Net realized gains (losses)......................                147,133                   38,806                  12,745
                                                              ---------------------    ---------------------   ---------------------
      Change in unrealized gains (losses) on investments....                505,651                  288,092                (98,141)
                                                              ---------------------    ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments.....................................                652,784                  326,898                (85,396)
                                                              ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations....................................  $             676,305    $             355,735   $            (64,480)
                                                              =====================    =====================   =====================


                                                                                    FIDELITY VIP EQUITY-INCOME
                                                                                        INVESTMENT DIVISION
                                                              ----------------------------------------------------------------------
                                                                      2013                     2012                    2011
                                                              ---------------------   ---------------------    ---------------------
INVESTMENT INCOME:
      Dividends.............................................  $                 752   $               1,836    $                 637
                                                              ---------------------   ---------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges....................                     --                      --                       --
                                                              ---------------------   ---------------------    ---------------------
           Net investment income (loss).....................                    752                   1,836                      637
                                                              ---------------------   ---------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                  2,042                   2,863                       --
      Realized gains (losses) on sale of investments........                  2,076                     376                    2,625
                                                              ---------------------   ---------------------    ---------------------
           Net realized gains (losses)......................                  4,118                   3,239                    2,625
                                                              ---------------------   ---------------------    ---------------------
      Change in unrealized gains (losses) on investments....                  3,227                 (1,146)                  (8,921)
                                                              ---------------------   ---------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments.....................................                  7,345                   2,093                  (6,296)
                                                              ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations....................................  $               8,097   $               3,929    $             (5,659)
                                                              =====================   =====================    =====================


                                                                                     FIDELITY VIP FREEDOM 2010
                                                                                        INVESTMENT DIVISION
                                                              ----------------------------------------------------------------------
                                                                      2013                     2012                    2011
                                                              ---------------------   ---------------------    ---------------------
INVESTMENT INCOME:
      Dividends.............................................  $                 755   $                 733    $                 726
                                                              ---------------------   ---------------------    ---------------------
EXPENSES:
      Mortality and expense risk charges....................                    192                     169                      150
                                                              ---------------------   ---------------------    ---------------------
           Net investment income (loss).....................                    563                     564                      576
                                                              ---------------------   ---------------------    ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........................                    501                     535                      176
      Realized gains (losses) on sale of investments........                    164                      98                    1,305
                                                              ---------------------   ---------------------    ---------------------
           Net realized gains (losses)......................                    665                     633                    1,481
                                                              ---------------------   ---------------------    ---------------------
      Change in unrealized gains (losses) on investments....                  3,994                   2,707                  (2,344)
                                                              ---------------------   ---------------------    ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments.....................................                  4,659                   3,340                    (863)
                                                              ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
         from operations....................................  $               5,222   $               3,904    $               (287)
                                                              =====================   =====================    =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011




                                                                           FIDELITY VIP FREEDOM 2020
                                                                              INVESTMENT DIVISION
                                                         ------------------------------------------------------------
                                                                2013                 2012                 2011
                                                         ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends........................................  $           16,665   $           15,185   $           15,422
                                                         ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk charges...............                 653                  280                  374
                                                         ------------------   ------------------   ------------------
           Net investment income (loss)................              16,012               14,905               15,048
                                                         ------------------   ------------------   ------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions......................              11,508                8,838                2,671
      Realized gains (losses) on sale of investments...              10,474                5,799               10,134
                                                         ------------------   ------------------   ------------------
           Net realized gains (losses).................              21,982               14,637               12,805
                                                         ------------------   ------------------   ------------------
      Change in unrealized gains (losses) on
         investments...................................              93,753               62,352             (33,543)
                                                         ------------------   ------------------   ------------------
      Net realized and changes in unrealized gains
         (losses) on investments.......................             115,735               76,989             (20,738)
                                                         ------------------   ------------------   ------------------
      Net increase (decrease) in net assets resulting
         from operations...............................  $          131,747   $           91,894   $          (5,690)
                                                         ==================   ==================   ==================


                                                             FIDELITY VIP
                                                             FREEDOM 2025
                                                          INVESTMENT DIVISION
                                                         --------------------
                                                               2013 (b)
                                                         --------------------
INVESTMENT INCOME:
      Dividends........................................  $               694
                                                         --------------------
EXPENSES:
      Mortality and expense risk charges...............                   --
                                                         --------------------
           Net investment income (loss)................                  694
                                                         --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions......................                  278
      Realized gains (losses) on sale of investments...                  135
                                                         --------------------
           Net realized gains (losses).................                  413
                                                         --------------------
      Change in unrealized gains (losses) on
         investments...................................                3,626
                                                         --------------------
      Net realized and changes in unrealized gains
         (losses) on investments.......................                4,039
                                                         --------------------
      Net increase (decrease) in net assets resulting
         from operations...............................  $             4,733
                                                         ====================



                                                                           FIDELITY VIP FREEDOM 2030
                                                                              INVESTMENT DIVISION
                                                         ------------------------------------------------------------
                                                                2013                 2012                 2011
                                                         ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends........................................  $              993   $              881   $            1,232
                                                         ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk charges...............                 230                  216                  214
                                                         ------------------   ------------------   ------------------
           Net investment income (loss)................                 763                  665                1,018
                                                         ------------------   ------------------   ------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions......................                 844                  425                  172
      Realized gains (losses) on sale of investments...               2,703                2,855               11,751
                                                         ------------------   ------------------   ------------------
           Net realized gains (losses).................               3,547                3,280               11,923
                                                         ------------------   ------------------   ------------------
      Change in unrealized gains (losses) on
         investments...................................               5,619                3,591             (12,843)
                                                         ------------------   ------------------   ------------------
      Net realized and changes in unrealized gains
         (losses) on investments.......................               9,166                6,871                (920)
                                                         ------------------   ------------------   ------------------
      Net increase (decrease) in net assets resulting
         from operations...............................  $            9,929   $            7,536   $               98
                                                         ==================   ==================   ==================


                                                            FIDELITY VIP
                                                            FREEDOM 2040
                                                         INVESTMENT DIVISION
                                                         -------------------
                                                              2013 (c)
                                                         -------------------
INVESTMENT INCOME:
      Dividends........................................  $              170
                                                         -------------------
EXPENSES:
      Mortality and expense risk charges...............                  17
                                                         -------------------
           Net investment income (loss)................                 153
                                                         -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions......................                  76
      Realized gains (losses) on sale of investments...                   4
                                                         -------------------
           Net realized gains (losses).................                  80
                                                         -------------------
      Change in unrealized gains (losses) on
         investments...................................                 545
                                                         -------------------
      Net realized and changes in unrealized gains
         (losses) on investments.......................                 625
                                                         -------------------
      Net increase (decrease) in net assets resulting
         from operations...............................  $              778
                                                         ===================



                                                                           FIDELITY VIP FREEDOM 2050
                                                                              INVESTMENT DIVISION
                                                         ------------------------------------------------------------
                                                                2013                 2012               2011 (d)
                                                         ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends........................................  $              284   $              360   $              288
                                                         ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk charges...............                  89                   77                   60
                                                         ------------------   ------------------   ------------------
           Net investment income (loss)................                 195                  283                 (60)
                                                         ------------------   ------------------   ------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions......................                 229                2,132                1,383
      Realized gains (losses) on sale of investments...                  94                   28              (5,037)
                                                         ------------------   ------------------   ------------------
           Net realized gains (losses).................                 323                2,160              (3,654)
                                                         ------------------   ------------------   ------------------
      Change in unrealized gains (losses) on
         investments...................................               4,037                  199                1,450
                                                         ------------------   ------------------   ------------------
      Net realized and changes in unrealized gains
         (losses) on investments.......................               4,360                2,359              (2,204)
                                                         ------------------   ------------------   ------------------
      Net increase (decrease) in net assets resulting
         from operations...............................  $            4,555   $            2,642   $          (1,976)
                                                         ==================   ==================   ==================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011




                                                                                FIDELITY VIP HIGH INCOME
                                                                                   INVESTMENT DIVISION
                                                               -----------------------------------------------------------
                                                                      2013                2012                 2011
                                                               ------------------  ------------------   ------------------
INVESTMENT INCOME:
      Dividends..............................................  $            9,677  $            9,229   $            2,953
                                                               ------------------  ------------------   ------------------
EXPENSES:
      Mortality and expense risk charges.....................                  --                  --                   --
                                                               ------------------  ------------------   ------------------
           Net investment income (loss)......................               9,677               9,229                2,953
                                                               ------------------  ------------------   ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                  --                  --                   --
      Realized gains (losses) on sale of investments.........                  73                  67                   13
                                                               ------------------  ------------------   ------------------
           Net realized gains (losses).......................                  73                  67                   13
                                                               ------------------  ------------------   ------------------
      Change in unrealized gains (losses) on investments.....               (126)             (1,277)              (1,768)
                                                               ------------------  ------------------   ------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                (53)             (1,210)              (1,755)
                                                               ------------------  ------------------   ------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $            9,624  $            8,019   $            1,198
                                                               ==================  ==================   ==================



                                                                           FIDELITY VIP INVESTMENT GRADE BOND
                                                                                   INVESTMENT DIVISION
                                                               -----------------------------------------------------------
                                                                      2013                 2012                2011
                                                               ------------------   ------------------  ------------------
INVESTMENT INCOME:
      Dividends..............................................  $           39,909   $           37,562  $           54,637
                                                               ------------------   ------------------  ------------------
EXPENSES:
      Mortality and expense risk charges.....................                  --                   --                  --
                                                               ------------------   ------------------  ------------------
           Net investment income (loss)......................              39,909               37,562              54,637
                                                               ------------------   ------------------  ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................              21,294               48,616              24,253
      Realized gains (losses) on sale of investments.........            (28,717)               33,058             (3,064)
                                                               ------------------   ------------------  ------------------
           Net realized gains (losses).......................             (7,423)               81,674              21,189
                                                               ------------------   ------------------  ------------------
      Change in unrealized gains (losses) on investments.....            (76,349)              (8,975)               1,742
                                                               ------------------   ------------------  ------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................            (83,772)               72,699              22,931
                                                               ------------------   ------------------  ------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $         (43,863)   $          110,261  $           77,568
                                                               ==================   ==================  ==================



                                                                                  FIDELITY VIP MID CAP
                                                                                   INVESTMENT DIVISION
                                                               -----------------------------------------------------------
                                                                      2013                2012                 2011
                                                               ------------------  ------------------   ------------------
INVESTMENT INCOME:
      Dividends..............................................  $              613  $            2,865   $              150
                                                               ------------------  ------------------   ------------------
EXPENSES:
      Mortality and expense risk charges.....................                  --                  --                   --
                                                               ------------------  ------------------   ------------------
           Net investment income (loss)......................                 613               2,865                  150
                                                               ------------------  ------------------   ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................              35,674              59,448                1,181
      Realized gains (losses) on sale of investments.........             172,540               8,193               10,846
                                                               ------------------  ------------------   ------------------
           Net realized gains (losses).......................             208,214              67,641               12,027
                                                               ------------------  ------------------   ------------------
      Change in unrealized gains (losses) on investments.....               1,232              20,392             (60,535)
                                                               ------------------  ------------------   ------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................             209,446              88,033             (48,508)
                                                               ------------------  ------------------   ------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $          210,059  $           90,898   $         (48,358)
                                                               ==================  ==================   ==================


                                                                  FTVIPT FRANKLIN
                                                                 INCOME SECURITIES
                                                                INVESTMENT DIVISION
                                                               --------------------
                                                                     2013 (e)
                                                               --------------------
INVESTMENT INCOME:
      Dividends..............................................   $               --
                                                               --------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --
                                                               --------------------
           Net investment income (loss)......................                   --
                                                               --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --
      Realized gains (losses) on sale of investments.........                    3
                                                               --------------------
           Net realized gains (losses).......................                    3
                                                               --------------------
      Change in unrealized gains (losses) on investments.....                    8
                                                               --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                   11
                                                               --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................   $               11
                                                               ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011




                                                           FTVIPT MUTUAL GLOBAL DISCOVERY SECURITIES
                                                                      INVESTMENT DIVISION
                                             ---------------------------------------------------------------------
                                                      2013                   2012                    2011
                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................  $              19,686   $              21,682   $              22,691
                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...                     --                      --                      --
                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....                 19,686                  21,682                  22,691
                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                 81,814                  43,771                  22,139
      Realized gains (losses) on sale of
         investments.......................                 59,341                   5,837                (20,210)
                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....                141,155                  49,608                   1,929
                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses)
         on investments....................                 47,244                  33,439                (59,670)
                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in
         unrealized gains (losses) on
         investments.......................                188,399                  83,047                (57,741)
                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net
         assets resulting from operations..  $             208,085   $             104,729   $            (35,050)
                                             =====================   =====================   =====================


                                                 FTVIPT MUTUAL
                                               SHARES SECURITIES
                                              INVESTMENT DIVISION
                                             --------------------
                                                   2013 (e)
                                             --------------------
INVESTMENT INCOME:
      Dividends............................  $                445
                                             --------------------
EXPENSES:
      Mortality and expense risk charges...                    --
                                             --------------------
           Net investment income (loss)....                   445
                                             --------------------
NET REALIZED AND CHANGES IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --
      Realized gains (losses) on sale of
         investments.......................                   105
                                             --------------------
           Net realized gains (losses).....                   105
                                             --------------------
      Change in unrealized gains (losses)
         on investments....................                 2,000
                                             --------------------
      Net realized and changes in
         unrealized gains (losses) on
         investments.......................                 2,105
                                             --------------------
      Net increase (decrease) in net
         assets resulting from operations..  $              2,550
                                             ====================



                                                              FTVIPT TEMPLETON FOREIGN SECURITIES
                                                                      INVESTMENT DIVISION
                                             ---------------------------------------------------------------------
                                                     2013                    2012                    2011
                                             ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................  $              98,174   $             115,174   $              89,150
                                             ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...                     --                      --                      --
                                             ---------------------   ---------------------   ---------------------
           Net investment income (loss)....                 98,174                 115,174                  89,150
                                             ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                     --                      --                      --
      Realized gains (losses) on sale of
         investments.......................                 73,110                (16,852)                 253,750
                                             ---------------------   ---------------------   ---------------------
           Net realized gains (losses).....                 73,110                (16,852)                 253,750
                                             ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses)
         on investments....................                689,874                 501,451               (552,735)
                                             ---------------------   ---------------------   ---------------------
      Net realized and changes in
         unrealized gains (losses) on
         investments.......................                762,984                 484,599               (298,985)
                                             ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net
         assets resulting from operations..  $             861,158   $             599,773   $           (209,835)
                                             =====================   =====================   =====================



                                                            FTVIPT TEMPLETON GLOBAL BOND SECURITIES
                                                                      INVESTMENT DIVISION
                                             --------------------------------------------------------------------
                                                     2013                    2012                    2011
                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................  $              20,975   $             24,244    $             10,824
                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...                     --                     --                      --
                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....                 20,975                 24,244                  10,824
                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                  5,202                    590                   1,216
      Realized gains (losses) on sale of
         investments.......................                  1,245                  (238)                (12,515)
                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....                  6,447                    352                (11,299)
                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses)
         on investments....................                (6,052)                 26,566                (11,949)
                                             ---------------------   --------------------    --------------------
      Net realized and changes in
         unrealized gains (losses) on
         investments.......................                    395                 26,918                (23,248)
                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net
         assets resulting from operations..  $              21,370   $             51,162    $           (12,424)
                                             =====================   ====================    ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                                    GOLDMAN SACHS MID-CAP VALUE
                                                                                        INVESTMENT DIVISION
                                                               --------------------------------------------------------------------
                                                                       2013                    2012                   2011
                                                               --------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $              2,312   $               2,932   $               2,221
                                                               --------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                      --                      --
                                                               --------------------   ---------------------   ---------------------
           Net investment income (loss)......................                 2,312                   2,932                   2,221
                                                               --------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                22,308                      --                      --
      Realized gains (losses) on sale of investments.........                 9,943                   (683)                (27,627)
                                                               --------------------   ---------------------   ---------------------
           Net realized gains (losses).......................                32,251                   (683)                (27,627)
                                                               --------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments.....                43,303                  45,178                   1,030
                                                               --------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                75,554                  44,495                (26,597)
                                                               --------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $             77,866   $              47,427   $            (24,376)
                                                               ====================   =====================   =====================


                                                                             GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY
                                                                                        INVESTMENT DIVISION
                                                               --------------------------------------------------------------------
                                                                        2013                   2012                    2011
                                                               ---------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $                 373   $                 308   $                424
                                                               ---------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                     --                      --                     --
                                                               ---------------------   ---------------------   --------------------
           Net investment income (loss)......................                    373                     308                    424
                                                               ---------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                  4,708                      --                     --
      Realized gains (losses) on sale of investments.........                  1,040                   5,427                    175
                                                               ---------------------   ---------------------   --------------------
           Net realized gains (losses).......................                  5,748                   5,427                    175
                                                               ---------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments.....                  3,869                   (629)                  (255)
                                                               ---------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                  9,617                   4,798                   (80)
                                                               ---------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $               9,990   $               5,106   $                344
                                                               =====================   =====================   ====================


                                                                                       INVESCO V.I. COMSTOCK
                                                                                        INVESTMENT DIVISION
                                                               --------------------------------------------------------------------
                                                                       2013                    2012                   2011
                                                               --------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $              4,077   $               3,483   $                 489
                                                               --------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                      --                      --
                                                               --------------------   ---------------------   ---------------------
           Net investment income (loss)......................                 4,077                   3,483                     489
                                                               --------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                      --                      --
      Realized gains (losses) on sale of investments.........                 1,475                   1,338                   (127)
                                                               --------------------   ---------------------   ---------------------
           Net realized gains (losses).......................                 1,475                   1,338                   (127)
                                                               --------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments.....                78,224                  32,459                 (6,181)
                                                               --------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                79,699                  33,797                 (6,308)
                                                               --------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $             83,776   $              37,280   $             (5,819)
                                                               ====================   =====================   =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                                 INVESCO V.I. GLOBAL REAL ESTATE
                                                                                       INVESTMENT DIVISION
                                                            ------------------------------------------------------------------------
                                                                     2013                     2012                     2011
                                                            ----------------------   ----------------------   ----------------------
INVESTMENT INCOME:
       Dividends..........................................  $               99,799   $               10,832   $               72,431
                                                            ----------------------   ----------------------   ----------------------
EXPENSES:
       Mortality and expense risk charges.................                      --                       --                       --
                                                            ----------------------   ----------------------   ----------------------
            Net investment income (loss)..................                  99,799                   10,832                   72,431
                                                            ----------------------   ----------------------   ----------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
       Realized gain distributions........................                      --                       --                       --
       Realized gains (losses) on sale of investments.....                  38,480                 (24,321)                (158,339)
                                                            ----------------------   ----------------------   ----------------------
            Net realized gains (losses)...................                  38,480                 (24,321)                (158,339)
                                                            ----------------------   ----------------------   ----------------------
       Change in unrealized gains (losses) on investments.                (72,537)                  481,388                 (44,519)
                                                            ----------------------   ----------------------   ----------------------
       Net realized and changes in unrealized gains
         (losses) on investments..........................                (34,057)                  457,067                (202,858)
                                                            ----------------------   ----------------------   ----------------------
       Net increase (decrease) in net assets resulting
         from operations..................................  $               65,742   $              467,899   $            (130,427)
                                                            ======================   ======================   ======================


                                                                               INVESCO V.I. GOVERNMENT SECURITIES
                                                                                       INVESTMENT DIVISION
                                                            ------------------------------------------------------------------------
                                                                     2013                     2012                   2011 (f)
                                                            ---------------------    ----------------------   ----------------------
INVESTMENT INCOME:
       Dividends..........................................  $                 367    $                   --
                                                            ---------------------    ----------------------   ----------------------
EXPENSES:
       Mortality and expense risk charges.................                     --                        --                       --
                                                            ---------------------    ----------------------   ----------------------
            Net investment income (loss)..................                    367                        --                       --
                                                            ---------------------    ----------------------   ----------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
       Realized gain distributions........................                     --                        --                       --
       Realized gains (losses) on sale of investments.....                    (1)                     1,308                    1,389
                                                            ---------------------    ----------------------   ----------------------
            Net realized gains (losses)...................                    (1)                     1,308                    1,389
                                                            ---------------------    ----------------------   ----------------------
       Change in unrealized gains (losses) on investments.                  (529)                   (1,335)                    1,336
                                                            ---------------------    ----------------------   ----------------------
       Net realized and changes in unrealized gains
         (losses) on investments..........................                  (530)                      (27)                    2,725
                                                            ---------------------    ----------------------   ----------------------
       Net increase (decrease) in net assets resulting
         from operations..................................  $               (163)    $                 (27)   $                2,725
                                                            =====================    ======================   ======================


                                                                                INVESCO V.I. INTERNATIONAL GROWTH
                                                                                       INVESTMENT DIVISION
                                                            ------------------------------------------------------------------------
                                                                     2013                     2012                     2011
                                                            ----------------------   ----------------------   ----------------------
INVESTMENT INCOME:
       Dividends..........................................  $                4,576   $               90,329   $                3,660
                                                            ----------------------   ----------------------   ----------------------
EXPENSES:
       Mortality and expense risk charges.................                      --                       --                       --
                                                            ----------------------   ----------------------   ----------------------
            Net investment income (loss)..................                   4,576                   90,329                    3,660
                                                            ----------------------   ----------------------   ----------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
       Realized gain distributions........................                      --                       --                       --
       Realized gains (losses) on sale of investments.....                 926,281                   18,589                    3,888
                                                            ----------------------   ----------------------   ----------------------
            Net realized gains (losses)...................                 926,281                   18,589                    3,888
                                                            ----------------------   ----------------------   ----------------------
       Change in unrealized gains (losses) on investments.               (647,277)                  685,032                 (28,330)
                                                            ----------------------   ----------------------   ----------------------
       Net realized and changes in unrealized gains
         (losses) on investments..........................                 279,004                  703,621                 (24,442)
                                                            ----------------------   ----------------------   ----------------------
       Net increase (decrease) in net assets resulting
         from operations..................................  $              283,580   $              793,950   $             (20,782)
                                                            ======================   ======================   ======================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                                       JANUS ASPEN BALANCED
                                                                                        INVESTMENT DIVISION
                                                               --------------------------------------------------------------------
                                                                       2013                    2012                    2011
                                                               ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends..............................................  $              13,254   $             27,163    $             44,376
                                                               ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges.....................                     --                     --                      --
                                                               ---------------------   --------------------    --------------------
           Net investment income (loss)......................                 13,254                 27,163                  44,376
                                                               ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                 54,904                 74,896                 108,835
      Realized gains (losses) on sale of investments.........                 25,371                 40,351                  29,077
                                                               ---------------------   --------------------    --------------------
           Net realized gains (losses).......................                 80,275                115,247                 137,912
                                                               ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments.....                 94,265                 25,664               (161,867)
                                                               ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                174,540                140,911                (23,955)
                                                               ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $             187,794   $            168,074    $             20,421
                                                               =====================   ====================    ====================


                                                                                         JANUS ASPEN FORTY
                                                                                        INVESTMENT DIVISION
                                                               --------------------------------------------------------------------
                                                                       2013                    2012                    2011
                                                               ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends..............................................  $               4,954   $              5,152    $              2,325
                                                               ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges.....................                     --                     --                      --
                                                               ---------------------   --------------------    --------------------
           Net investment income (loss)......................                  4,954                  5,152                   2,325
                                                               ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                     --                     --                      --
      Realized gains (losses) on sale of investments.........                 69,285                 38,660                  43,353
                                                               ---------------------   --------------------    --------------------
           Net realized gains (losses).......................                 69,285                 38,660                  43,353
                                                               ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments.....                155,845                126,343               (117,114)
                                                               ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                225,130                165,003                (73,761)
                                                               ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $             230,084   $            170,155    $           (71,436)
                                                               =====================   ====================    ====================


                                                                                         JANUS ASPEN JANUS
                                                                                        INVESTMENT DIVISION
                                                               --------------------------------------------------------------------
                                                                       2013                    2012                   2011
                                                               --------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $              6,858   $               5,213   $               5,397
                                                               --------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                      --                      --
                                                               --------------------   ---------------------   ---------------------
           Net investment income (loss)......................                 6,858                   5,213                   5,397
                                                               --------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                  15,799                      --
      Realized gains (losses) on sale of investments.........               258,951                  13,270               1,561,413
                                                               --------------------   ---------------------   ---------------------
           Net realized gains (losses).......................               258,951                  29,069               1,561,413
                                                               --------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments.....              (62,054)                 122,884             (1,416,036)
                                                               --------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................               196,897                 151,953                 145,377
                                                               --------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $            203,755   $             157,166   $             150,774
                                                               ====================   =====================   =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                                      JANUS ASPEN OVERSEAS
                                                                                       INVESTMENT DIVISION
                                                               ------------------------------------------------------------------
                                                                       2013                   2012                   2011
                                                               --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $             11,835   $              2,519   $              1,291
                                                               --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                     --                     --
                                                               --------------------   --------------------   --------------------
           Net investment income (loss)......................                11,835                  2,519                  1,291
                                                               --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                 43,521                  3,396
      Realized gains (losses) on sale of investments.........              (73,759)                (7,156)               (93,767)
                                                               --------------------   --------------------   --------------------
           Net realized gains (losses).......................              (73,759)                 36,365               (90,371)
                                                               --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....               113,083                  8,927              (214,175)
                                                               --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                39,324                 45,292              (304,546)
                                                               --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $             51,159   $             47,811   $          (303,255)
                                                               ====================   ====================   ====================


                                                                                       MFS VIT GLOBAL EQUITY
                                                                                        INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                       2013                    2012                   2011
                                                               ---------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $               1,253   $                 61   $                575
                                                               ---------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                     --                     --                     --
                                                               ---------------------   --------------------   --------------------
           Net investment income (loss)......................                  1,253                     61                    575
                                                               ---------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                     --                    154                     --
      Realized gains (losses) on sale of investments.........                    550                    274                 12,787
                                                               ---------------------   --------------------   --------------------
           Net realized gains (losses).......................                    550                    428                 12,787
                                                               ---------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....                 37,978                  6,795               (16,173)
                                                               ---------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                 38,528                  7,223                (3,386)
                                                               ---------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $              39,781   $              7,284   $            (2,811)
                                                               =====================   ====================   ====================


                                                                                       MFS VIT NEW DISCOVERY
                                                                                        INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                        2013                   2012                   2011
                                                               ---------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $                  --   $                 --   $                 --
                                                               ---------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                     --                     --                     --
                                                               ---------------------   --------------------   --------------------
           Net investment income (loss)......................                     --                     --                     --
                                                               ---------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                  1,718                 15,912                 17,326
      Realized gains (losses) on sale of investments.........                  1,963                    264                    772
                                                               ---------------------   --------------------   --------------------
           Net realized gains (losses).......................                  3,681                 16,176                 18,098
                                                               ---------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....                 65,025                 11,186               (32,906)
                                                               ---------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                 68,706                 27,362               (14,808)
                                                               ---------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $              68,706   $             27,362   $           (14,808)
                                                               =====================   ====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011




                                                                                           MFS VIT VALUE
                                                                                        INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                       2013                    2012                   2011
                                                               --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $                197   $                 668   $                999
                                                               --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                      --                     --
                                                               --------------------   ---------------------   --------------------
           Net investment income (loss)......................                   197                     668                    999
                                                               --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    61                     355                    318
      Realized gains (losses) on sale of investments.........                   323                   3,188               (10,004)
                                                               --------------------   ---------------------   --------------------
           Net realized gains (losses).......................                   384                   3,543                (9,686)
                                                               --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments.....                 5,315                   2,241                  6,173
                                                               --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                 5,699                   5,784                (3,513)
                                                               --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $              5,896   $               6,452   $            (2,514)
                                                               ====================   =====================   ====================


                                                                    MFS VIT II                  MIST ALLIANCEBERNSTEIN
                                                                    HIGH YIELD                 GLOBAL DYNAMIC ALLOCATION
                                                                INVESTMENT DIVISION               INVESTMENT DIVISION
                                                               --------------------  --------------------------------------------
                                                                     2013 (g)                2013                  2012 (h)
                                                               --------------------  --------------------    --------------------
INVESTMENT INCOME:
      Dividends..............................................  $              3,270  $                139    $                 --
                                                               --------------------  --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                    --                      --
                                                               --------------------  --------------------    --------------------
           Net investment income (loss)......................                 3,270                   139                      --
                                                               --------------------  --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                   231                      --
      Realized gains (losses) on sale of investments.........                   (3)                    67                      --
                                                               --------------------  --------------------    --------------------
           Net realized gains (losses).......................                   (3)                   298                      --
                                                               --------------------  --------------------    --------------------
      Change in unrealized gains (losses) on investments.....                 2,275                 1,389                     163
                                                               --------------------  --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                 2,272                 1,687                     163
                                                               --------------------  --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $              5,542  $              1,826    $                163
                                                               ====================  ====================    ====================



                                                                              MIST AMERICAN FUNDS BALANCED ALLOCATION
                                                                                        INVESTMENT DIVISION
                                                               --------------------------------------------------------------------
                                                                        2013                   2012                   2011
                                                               ---------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $              11,592   $             10,680   $               6,635
                                                               ---------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                     --                     --                      --
                                                               ---------------------   --------------------   ---------------------
           Net investment income (loss)......................                 11,592                 10,680                   6,635
                                                               ---------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                 42,196                  5,437                     248
      Realized gains (losses) on sale of investments.........                  5,669                  3,875                   6,046
                                                               ---------------------   --------------------   ---------------------
           Net realized gains (losses).......................                 47,865                  9,312                   6,294
                                                               ---------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments.....                 62,896                 50,640                (23,258)
                                                               ---------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                110,761                 59,952                (16,964)
                                                               ---------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $             122,353   $             70,632   $            (10,329)
                                                               =====================   ====================   =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011




                                                                          MIST AMERICAN FUNDS GROWTH ALLOCATION
                                                                                   INVESTMENT DIVISION
                                                               ---------------------------------------------------------
                                                                      2013                2012               2011
                                                               -----------------   -----------------   -----------------
INVESTMENT INCOME:
      Dividends..............................................  $          16,414   $          13,384   $          10,815
                                                               -----------------   -----------------   -----------------
EXPENSES:
      Mortality and expense risk charges.....................                 --                  --                  --
                                                               -----------------   -----------------   -----------------
           Net investment income (loss)......................             16,414              13,384              10,815
                                                               -----------------   -----------------   -----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................             69,006                  --                  --
      Realized gains (losses) on sale of investments.........             36,038              16,384               9,254
                                                               -----------------   -----------------   -----------------
           Net realized gains (losses).......................            105,044              16,384               9,254
                                                               -----------------   -----------------   -----------------
      Change in unrealized gains (losses) on investments.....            172,370              96,877            (58,738)
                                                               -----------------   -----------------   -----------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................            277,414             113,261            (49,484)
                                                               -----------------   -----------------   -----------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $         293,828   $         126,645   $        (38,669)
                                                               =================   =================   =================



                                                                         MIST AMERICAN FUNDS MODERATE ALLOCATION
                                                                                   INVESTMENT DIVISION
                                                               ---------------------------------------------------------
                                                                      2013                2012                2011
                                                               ------------------  ------------------  -----------------
INVESTMENT INCOME:
      Dividends..............................................  $           14,487  $           10,434  $           5,453
                                                               ------------------  ------------------  -----------------
EXPENSES:
      Mortality and expense risk charges.....................                  --                  --                 --
                                                               ------------------  ------------------  -----------------
           Net investment income (loss)......................              14,487              10,434              5,453
                                                               ------------------  ------------------  -----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................              39,313               5,798              1,467
      Realized gains (losses) on sale of investments.........               5,863               5,301              1,917
                                                               ------------------  ------------------  -----------------
           Net realized gains (losses).......................              45,176              11,099              3,384
                                                               ------------------  ------------------  -----------------
      Change in unrealized gains (losses) on investments.....              36,688              29,635            (7,233)
                                                               ------------------  ------------------  -----------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................              81,864              40,734            (3,849)
                                                               ------------------  ------------------  -----------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $           96,351  $           51,168  $           1,604
                                                               ==================  ==================  =================



                                                                    MIST AQR GLOBAL RISK BALANCED
                                                                         INVESTMENT DIVISION
                                                               -------------------------------------
                                                                      2013             2012 (h)
                                                               -----------------   -----------------
INVESTMENT INCOME:
      Dividends..............................................  $           1,949   $              --
                                                               -----------------   -----------------
EXPENSES:
      Mortality and expense risk charges.....................                 --                  --
                                                               -----------------   -----------------
           Net investment income (loss)......................              1,949                  --
                                                               -----------------   -----------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................              3,632                  --
      Realized gains (losses) on sale of investments.........                169                (28)
                                                               -----------------   -----------------
           Net realized gains (losses).......................              3,801                (28)
                                                               -----------------   -----------------
      Change in unrealized gains (losses) on investments.....           (10,413)                 375
                                                               -----------------   -----------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................            (6,612)                 347
                                                               -----------------   -----------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $         (4,663)   $             347
                                                               =================   =================


                                                                           MIST BLACKROCK
                                                                     GLOBAL TACTICAL STRATEGIES
                                                                         INVESTMENT DIVISION
                                                               --------------------------------------
                                                                      2013              2012 (h)
                                                               ------------------  ------------------
INVESTMENT INCOME:
      Dividends..............................................   $             951   $              --
                                                               ------------------  ------------------
EXPENSES:
      Mortality and expense risk charges.....................                  --                  --
                                                               ------------------  ------------------
           Net investment income (loss)......................                 951                  --
                                                               ------------------  ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               1,537                  --
      Realized gains (losses) on sale of investments.........                 238                  51
                                                               ------------------  ------------------
           Net realized gains (losses).......................               1,775                  51
                                                               ------------------  ------------------
      Change in unrealized gains (losses) on investments.....               4,911                 878
                                                               ------------------  ------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................               6,686                 929
                                                               ------------------  ------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................   $           7,637   $             929
                                                               ==================  ==================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                                  MIST BLACKROCK LARGE CAP CORE
                                                                                       INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                       2013                   2012                    2011
                                                               --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends..............................................  $          4,873,934   $          3,715,688    $          3,462,386
                                                               --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges.....................             1,786,264              1,609,817               1,619,434
                                                               --------------------   --------------------    --------------------
           Net investment income (loss)......................             3,087,670              2,105,871               1,842,952
                                                               --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                     --                      --
      Realized gains (losses) on sale of investments.........             1,187,504            (3,353,915)             (4,542,808)
                                                               --------------------   --------------------    --------------------
           Net realized gains (losses).......................             1,187,504            (3,353,915)             (4,542,808)
                                                               --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments.....            96,008,684             38,395,441               3,050,880
                                                               --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................            97,196,188             35,041,526             (1,491,928)
                                                               --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $        100,283,858   $         37,147,397    $            351,024
                                                               ====================   ====================    ====================


                                                                                 MIST CLARION GLOBAL REAL ESTATE
                                                                                       INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                       2013                   2012                    2011
                                                               --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends..............................................  $          1,883,980   $            496,469    $            847,944
                                                               --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges.....................                31,537                 26,819                  25,697
                                                               --------------------   --------------------    --------------------
           Net investment income (loss)......................             1,852,443                469,650                 822,247
                                                               --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                     --                      --
      Realized gains (losses) on sale of investments.........             (121,862)              (282,095)               (421,589)
                                                               --------------------   --------------------    --------------------
           Net realized gains (losses).......................             (121,862)              (282,095)               (421,589)
                                                               --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments.....             (768,686)              4,988,577             (1,500,208)
                                                               --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................             (890,548)              4,706,482             (1,921,797)
                                                               --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $            961,895   $          5,176,132    $        (1,099,550)
                                                               ====================   ====================    ====================


                                                                              MIST CLEARBRIDGE AGGRESSIVE GROWTH II
                                                                                       INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                       2013                   2012                    2011
                                                               --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $            131,330   $              62,437   $            249,768
                                                               --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                21,101                  18,962                 18,401
                                                               --------------------   ---------------------   --------------------
           Net investment income (loss)......................               110,229                  43,475                231,367
                                                               --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                      --                     --
      Realized gains (losses) on sale of investments.........               518,428                 176,627                  2,199
                                                               --------------------   ---------------------   --------------------
           Net realized gains (losses).......................               518,428                 176,627                  2,199
                                                               --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments.....             3,724,517               2,618,525            (1,278,619)
                                                               --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................             4,242,945               2,795,152            (1,276,420)
                                                               --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $          4,353,174   $           2,838,627   $        (1,045,053)
                                                               ====================   =====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                                MIST CLEARBRIDGE AGGRESSIVE GROWTH
                                                                                        INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                       2013                    2012                   2011
                                                               --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $             71,803    $             28,628   $              8,681
                                                               --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                12,286                   8,213                  6,297
                                                               --------------------    --------------------   --------------------
           Net investment income (loss)......................                59,517                  20,415                  2,384
                                                               --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                      --                     --
      Realized gains (losses) on sale of investments.........               455,065                 171,678                 93,448
                                                               --------------------    --------------------   --------------------
           Net realized gains (losses).......................               455,065                 171,678                 93,448
                                                               --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments.....             6,062,472               2,107,124              (217,464)
                                                               --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................             6,517,537               2,278,802              (124,016)
                                                               --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $          6,577,054    $          2,299,217   $          (121,632)
                                                               ====================    ====================   ====================


                                                                                 MIST HARRIS OAKMARK INTERNATIONAL
                                                                                        INVESTMENT DIVISION
                                                               --------------------------------------------------------------------
                                                                       2013                    2012                   2011
                                                               --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $          1,234,640    $            542,318   $               8,423
                                                               --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                58,015                  44,596                  46,783
                                                               --------------------    --------------------   ---------------------
           Net investment income (loss)......................             1,176,625                 497,722                (38,360)
                                                               --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                      --                      --
      Realized gains (losses) on sale of investments.........               663,573               (140,345)               (114,036)
                                                               --------------------    --------------------   ---------------------
           Net realized gains (losses).......................               663,573               (140,345)               (114,036)
                                                               --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments.....             9,999,502               7,474,599             (4,256,535)
                                                               --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................            10,663,075               7,334,254             (4,370,571)
                                                               --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $         11,839,700    $          7,831,976   $         (4,408,931)
                                                               ====================    ====================   =====================


                                                                   MIST INVESCO BALANCED-RISK ALLOCATION
                                                                            INVESTMENT DIVISION
                                                               --------------------------------------------
                                                                       2013                 2012 (h)
                                                               --------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $                 --   $                  23
                                                               --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                      --
                                                               --------------------   ---------------------
           Net investment income (loss)......................                    --                      23
                                                               --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   159                      83
      Realized gains (losses) on sale of investments.........                  (33)                      --
                                                               --------------------   ---------------------
           Net realized gains (losses).......................                   126                      83
                                                               --------------------   ---------------------
      Change in unrealized gains (losses) on investments.....                   124                     (2)
                                                               --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                   250                      81
                                                               --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $                250   $                 104
                                                               ====================   =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                                   MIST INVESCO MID CAP VALUE
                                                                                       INVESTMENT DIVISION
                                                               ------------------------------------------------------------------
                                                                       2013                   2012                   2011
                                                               --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $            762,499   $                457   $                603
                                                               --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                83,667                 49,296                     --
                                                               --------------------   --------------------   --------------------
           Net investment income (loss)......................               678,832               (48,839)                    603
                                                               --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                     --                     --
      Realized gains (losses) on sale of investments.........               935,109               (82,924)                    818
                                                               --------------------   --------------------   --------------------
           Net realized gains (losses).......................               935,109               (82,924)                    818
                                                               --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....            20,593,687              2,481,449                (5,510)
                                                               --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................            21,528,796              2,398,525                (4,692)
                                                               --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $         22,207,628   $          2,349,686   $            (4,089)
                                                               ====================   ====================   ====================


                                                                                   MIST INVESCO SMALL CAP GROWTH
                                                                                        INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                       2013                    2012                   2011
                                                               --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $             23,000    $                 --   $                 --
                                                               --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                 7,768                   5,823                  5,378
                                                               --------------------    --------------------   --------------------
           Net investment income (loss)......................                15,232                 (5,823)                (5,378)
                                                               --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               326,110                 273,441                     --
      Realized gains (losses) on sale of investments.........               243,128                 154,730                169,309
                                                               --------------------    --------------------   --------------------
           Net realized gains (losses).......................               569,238                 428,171                169,309
                                                               --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments.....             1,365,097                 331,488              (192,641)
                                                               --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................             1,934,335                 759,659               (23,332)
                                                               --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $          1,949,567    $            753,836   $           (28,710)
                                                               ====================    ====================   ====================


                                                                  MIST JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                                            INVESTMENT DIVISION
                                                               --------------------------------------------
                                                                       2013                  2012 (h)
                                                               --------------------    --------------------
INVESTMENT INCOME:
      Dividends..............................................  $                 54    $                 68
                                                               --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                      --
                                                               --------------------    --------------------
           Net investment income (loss)......................                    54                      68
                                                               --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   321                     117
      Realized gains (losses) on sale of investments.........                 (595)                    (10)
                                                               --------------------    --------------------
           Net realized gains (losses).......................                 (274)                     107
                                                               --------------------    --------------------
      Change in unrealized gains (losses) on investments.....                 5,829                     152
                                                               --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                 5,555                     259
                                                               --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $              5,609    $                327
                                                               ====================    ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011




                                                                                 MIST JPMORGAN SMALL CAP VALUE
                                                                                      INVESTMENT DIVISION
                                                               -----------------------------------------------------------------
                                                                       2013                  2012                   2011
                                                               -------------------    -------------------    -------------------
INVESTMENT INCOME:
      Dividends..............................................  $               337    $               358    $               472
                                                               -------------------    -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                     --                     --
                                                               -------------------    -------------------    -------------------
           Net investment income (loss)......................                  337                    358                    472
                                                               -------------------    -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                     --                     --
      Realized gains (losses) on sale of investments.........                2,408                  3,130                  1,124
                                                               -------------------    -------------------    -------------------
           Net realized gains (losses).......................                2,408                  3,130                  1,124
                                                               -------------------    -------------------    -------------------
      Change in unrealized gains (losses) on investments.....               28,817                  1,696                (4,058)
                                                               -------------------    -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               31,225                  4,826                (2,934)
                                                               -------------------    -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations......................................  $            31,562    $             5,184    $           (2,462)
                                                               ===================    ===================    ===================


                                                                MIST LOOMIS SAYLES
                                                                  GLOBAL MARKETS
                                                                INVESTMENT DIVISION
                                                               --------------------
                                                                     2013 (e)
                                                               --------------------
INVESTMENT INCOME:
      Dividends..............................................   $                --
                                                               --------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --
                                                               --------------------
           Net investment income (loss)......................                    --
                                                               --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --
      Realized gains (losses) on sale of investments.........                   705
                                                               --------------------
           Net realized gains (losses).......................                   705
                                                               --------------------
      Change in unrealized gains (losses) on investments.....                43,104
                                                               --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................                43,809
                                                               --------------------
      Net increase (decrease) in net assets resulting
        from operations......................................   $            43,809
                                                               ====================



                                                                                 MIST LORD ABBETT BOND DEBENTURE
                                                                                       INVESTMENT DIVISION
                                                               -----------------------------------------------------------------
                                                                       2013                   2012                   2011
                                                               -------------------    -------------------    -------------------
INVESTMENT INCOME:
      Dividends..............................................  $         1,965,620    $         1,984,542    $         1,568,618
                                                               -------------------    -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges.....................               63,217                 61,482                 59,503
                                                               -------------------    -------------------    -------------------
           Net investment income (loss)......................            1,902,403              1,923,060              1,509,115
                                                               -------------------    -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                     --                     --
      Realized gains (losses) on sale of investments.........              299,375                218,347                583,376
                                                               -------------------    -------------------    -------------------
           Net realized gains (losses).......................              299,375                218,347                583,376
                                                               -------------------    -------------------    -------------------
      Change in unrealized gains (losses) on investments.....              (7,269)              1,167,280              (863,576)
                                                               -------------------    -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................              292,106              1,385,627              (280,200)
                                                               -------------------    -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations......................................  $         2,194,509    $         3,308,687    $         1,228,915
                                                               ===================    ===================    ===================



                                                                   MIST MET/TEMPLETON INTERNATIONAL BOND
                                                                            INVESTMENT DIVISION
                                                               -------------------------------------------
                                                                       2013                 2012 (h)
                                                               --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $                302   $                 --
                                                               --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                     --
                                                               --------------------   --------------------
           Net investment income (loss)......................                   302                     --
                                                               --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    61                     --
      Realized gains (losses) on sale of investments.........                  (24)                     21
                                                               --------------------   --------------------
           Net realized gains (losses).......................                    37                     21
                                                               --------------------   --------------------
      Change in unrealized gains (losses) on investments.....                   996                     47
                                                               --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................                 1,033                     68
                                                               --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations......................................  $              1,335   $                 68
                                                               ====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011






                                                                             MIST METLIFE AGGRESSIVE STRATEGY
                                                                                    INVESTMENT DIVISION
                                                               ------------------------------------------------------------
                                                                      2013                 2012               2011 (f)
                                                               ------------------   ------------------   ------------------
INVESTMENT INCOME:
      Dividends..............................................  $          158,967   $          118,210                   --
                                                               ------------------   ------------------   ------------------
EXPENSES:
      Mortality and expense risk charges.....................              14,210               12,011                8,047
                                                               ------------------   ------------------   ------------------
           Net investment income (loss)......................             144,757              106,199              (8,047)
                                                               ------------------   ------------------   ------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                  --                   --                   --
      Realized gains (losses) on sale of investments.........             243,289             (55,023)            (117,896)
                                                               ------------------   ------------------   ------------------
           Net realized gains (losses).......................             243,289             (55,023)            (117,896)
                                                               ------------------   ------------------   ------------------
      Change in unrealized gains (losses) on investments.....           4,045,633            2,084,613          (1,834,063)
                                                               ------------------   ------------------   ------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................           4,288,922            2,029,590          (1,951,959)
                                                               ------------------   ------------------   ------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $        4,433,679   $        2,135,789   $      (1,960,006)
                                                               ==================   ==================   ==================



                                                                                                           MIST METLIFE
                                                                      MIST METLIFE BALANCED PLUS          GROWTH STRATEGY
                                                                          INVESTMENT DIVISION           INVESTMENT DIVISION
                                                               ---------------------------------------  -------------------
                                                                      2013               2012 (h)            2013 (e)
                                                               -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends..............................................  $               778  $               --  $               --
                                                               -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                  --                  --
                                                               -------------------  ------------------  -------------------
           Net investment income (loss)......................                  778                  --                  --
                                                               -------------------  ------------------  -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                1,257                  --                  --
      Realized gains (losses) on sale of investments.........                2,685                 119               2,973
                                                               -------------------  ------------------  -------------------
           Net realized gains (losses).......................                3,942                 119               2,973
                                                               -------------------  ------------------  -------------------
      Change in unrealized gains (losses) on investments.....                4,689               1,691              51,429
                                                               -------------------  ------------------  -------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                8,631               1,810              54,402
                                                               -------------------  ------------------  -------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $             9,409  $            1,810  $           54,402
                                                               ===================  ==================  ===================


                                                                  MIST METLIFE
                                                                   MULTI-INDEX
                                                                  TARGETED RISK
                                                               INVESTMENT DIVISION
                                                               -------------------
                                                                    2013 (e)
                                                               -------------------
INVESTMENT INCOME:
      Dividends..............................................  $                6
                                                               -------------------
EXPENSES:
      Mortality and expense risk charges.....................                  --
                                                               -------------------
           Net investment income (loss)......................                   6
                                                               -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                  47
      Realized gains (losses) on sale of investments.........               (241)
                                                               -------------------
           Net realized gains (losses).......................               (194)
                                                               -------------------
      Change in unrealized gains (losses) on investments.....                  52
                                                               -------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................               (142)
                                                               -------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $            (136)
                                                               ===================




                                                                             MIST MFS EMERGING MARKETS EQUITY
                                                                                    INVESTMENT DIVISION
                                                               ------------------------------------------------------------
                                                                      2013                2012               2011 (f)
                                                               ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends..............................................  $            1,482  $             1,167  $                --
                                                               ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk charges.....................                  --                   --                   --
                                                               ------------------  -------------------  -------------------
           Net investment income (loss)......................               1,482                1,167                   --
                                                               ------------------  -------------------  -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                  --                   --                   --
      Realized gains (losses) on sale of investments.........                 254              (1,470)                 (70)
                                                               ------------------  -------------------  -------------------
           Net realized gains (losses).......................                 254              (1,470)                 (70)
                                                               ------------------  -------------------  -------------------
      Change in unrealized gains (losses) on investments.....             (3,821)                9,361              (3,209)
                                                               ------------------  -------------------  -------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................             (3,567)                7,891              (3,279)
                                                               ------------------  -------------------  -------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $          (2,085)  $             9,058  $           (3,279)
                                                               ==================  ===================  ===================


(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                                 MIST MFS RESEARCH INTERNATIONAL
                                                                                       INVESTMENT DIVISION
                                                               -----------------------------------------------------------------
                                                                       2013                   2012                   2011
                                                               --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends..............................................  $            475,117   $            282,245   $           285,362
                                                               --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges.....................                17,938                 16,065                17,373
                                                               --------------------   --------------------   -------------------
           Net investment income (loss)......................               457,179                266,180               267,989
                                                               --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                     --                    --
      Realized gains (losses) on sale of investments.........                48,641              (345,224)             (233,782)
                                                               --------------------   --------------------   -------------------
           Net realized gains (losses).......................                48,641              (345,224)             (233,782)
                                                               --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments.....             2,877,942              2,185,121           (1,480,693)
                                                               --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................             2,926,583              1,839,897           (1,714,475)
                                                               --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations......................................  $          3,383,762   $          2,106,077   $       (1,446,486)
                                                               ====================   ====================   ===================


                                                                               MIST MORGAN STANLEY MID CAP GROWTH
                                                                                       INVESTMENT DIVISION
                                                               ------------------------------------------------------------------
                                                                       2013                   2012                   2011
                                                               --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $          1,687,241   $                 --   $          1,490,199
                                                               --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................               654,660                579,825                623,473
                                                               --------------------   --------------------   --------------------
           Net investment income (loss)......................             1,032,581              (579,825)                866,726
                                                               --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                     --              5,251,936
      Realized gains (losses) on sale of investments.........             3,781,941              1,677,793              2,604,216
                                                               --------------------   --------------------   --------------------
           Net realized gains (losses).......................             3,781,941              1,677,793              7,856,152
                                                               --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....            65,460,998             15,368,250           (21,552,444)
                                                               --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................            69,242,939             17,046,043           (13,696,292)
                                                               --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations......................................  $         70,275,520   $         16,466,218   $       (12,829,566)
                                                               ====================   ====================   ====================


                                                                                MIST OPPENHEIMER GLOBAL EQUITY
                                                                                      INVESTMENT DIVISION
                                                               -----------------------------------------------------------------
                                                                       2013                  2012                   2011
                                                               -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $           945,127    $           648,196   $            845,569
                                                               -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................               97,189                117,470                126,057
                                                               -------------------    -------------------   --------------------
           Net investment income (loss)......................              847,938                530,726                719,512
                                                               -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                     --                     --
      Realized gains (losses) on sale of investments.........            1,128,194                700,180                892,248
                                                               -------------------    -------------------   --------------------
           Net realized gains (losses).......................            1,128,194                700,180                892,248
                                                               -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments.....            9,078,535              6,406,670            (5,213,727)
                                                               -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................           10,206,729              7,106,850            (4,321,479)
                                                               -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations......................................  $        11,054,667    $         7,637,576   $        (3,601,967)
                                                               ===================    ===================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                               MIST PIMCO INFLATION PROTECTED BOND
                                                                                       INVESTMENT DIVISION
                                                               -----------------------------------------------------------------
                                                                       2013                   2012                  2011
                                                               --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends..............................................  $            302,323   $            395,503   $           165,169
                                                               --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges.....................                25,479                 26,003                18,173
                                                               --------------------   --------------------   -------------------
           Net investment income (loss)......................               276,844                369,500               146,996
                                                               --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               719,437                725,803               424,271
      Realized gains (losses) on sale of investments.........             (174,195)                 75,075               100,776
                                                               --------------------   --------------------   -------------------
           Net realized gains (losses).......................               545,242                800,878               525,047
                                                               --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments.....           (2,018,492)              (101,684)               331,187
                                                               --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................           (1,473,250)                699,194               856,234
                                                               --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations......................................  $        (1,196,406)   $          1,068,694   $         1,003,230
                                                               ====================   ====================   ===================


                                                                                     MIST PIMCO TOTAL RETURN
                                                                                       INVESTMENT DIVISION
                                                               -----------------------------------------------------------------
                                                                       2013                   2012                   2011
                                                               --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends..............................................  $          2,175,351   $          1,636,863   $         1,344,247
                                                               --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges.....................                65,679                 66,690                62,517
                                                               --------------------   --------------------   -------------------
           Net investment income (loss)......................             2,109,672              1,570,173             1,281,730
                                                               --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               954,935                     --             1,446,133
      Realized gains (losses) on sale of investments.........               128,011                347,234               187,988
                                                               --------------------   --------------------   -------------------
           Net realized gains (losses).......................             1,082,946                347,234             1,634,121
                                                               --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments.....           (4,155,495)              2,519,869           (1,410,547)
                                                               --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................           (3,072,549)              2,867,103               223,574
                                                               --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations......................................  $          (962,877)   $          4,437,276   $         1,505,304
                                                               ====================   ====================   ===================


                                                                                       MIST PIONEER FUND
                                                                                      INVESTMENT DIVISION
                                                               -----------------------------------------------------------------
                                                                      2013                   2012                   2011
                                                               -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $             6,252   $              2,902   $              2,289
                                                               -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                   --                     --                     --
                                                               -------------------   --------------------   --------------------
           Net investment income (loss)......................                6,252                  2,902                  2,289
                                                               -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                   --                     --                     --
      Realized gains (losses) on sale of investments.........               17,551                  1,266                 21,102
                                                               -------------------   --------------------   --------------------
           Net realized gains (losses).......................               17,551                  1,266                 21,102
                                                               -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....               32,389                 14,560               (30,602)
                                                               -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               49,940                 15,826                (9,500)
                                                               -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations......................................  $            56,192   $             18,728   $            (7,211)
                                                               ===================   ====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                   MIST PYRAMIS
                                                                   MANAGED RISK            MIST SCHRODERS GLOBAL MULTI-ASSET
                                                                INVESTMENT DIVISION               INVESTMENT DIVISION
                                                               --------------------  -------------------------------------------
                                                                     2013 (e)                2013                 2012 (h)
                                                               --------------------  --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $                  2  $                  1   $                 42
                                                               --------------------  --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                    --                     --
                                                               --------------------  --------------------   --------------------
           Net investment income (loss)......................                     2                     1                     42
                                                               --------------------  --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                     5                    37                     94
      Realized gains (losses) on sale of investments.........                    --                   150                      9
                                                               --------------------  --------------------   --------------------
           Net realized gains (losses).......................                     5                   187                    103
                                                               --------------------  --------------------   --------------------
      Change in unrealized gains (losses) on investments.....                     6                 1,498                   (23)
                                                               --------------------  --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................                    11                 1,685                     80
                                                               --------------------  --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations......................................  $                 13  $              1,686   $                122
                                                               ====================  ====================   ====================



                                                                                 MIST SSGA GROWTH AND INCOME ETF
                                                                                       INVESTMENT DIVISION
                                                               ------------------------------------------------------------------
                                                                       2013                   2012                   2011
                                                               --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $            186,845   $            133,958   $             74,234
                                                               --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                 9,307                  7,748                  6,908
                                                               --------------------   --------------------   --------------------
           Net investment income (loss)......................               177,538                126,210                 67,326
                                                               --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               160,153                114,627                 74,142
      Realized gains (losses) on sale of investments.........                90,613                 53,987                 49,491
                                                               --------------------   --------------------   --------------------
           Net realized gains (losses).......................               250,766                168,614                123,633
                                                               --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....               431,610                365,606              (151,325)
                                                               --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               682,376                534,220               (27,692)
                                                               --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations......................................  $            859,914   $            660,430   $             39,634
                                                               ====================   ====================   ====================



                                                                                      MIST SSGA GROWTH ETF
                                                                                       INVESTMENT DIVISION
                                                               ------------------------------------------------------------------
                                                                       2013                   2012                   2011
                                                               --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $            110,154   $             80,502   $             57,479
                                                               --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                 7,236                  5,984                  5,126
                                                               --------------------   --------------------   --------------------
           Net investment income (loss)......................               102,918                 74,518                 52,353
                                                               --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               172,116                134,987                     --
      Realized gains (losses) on sale of investments.........                83,650                 42,712                 63,035
                                                               --------------------   --------------------   --------------------
           Net realized gains (losses).......................               255,766                177,699                 63,035
                                                               --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....               467,150                279,360              (183,850)
                                                               --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................               722,916                457,059              (120,815)
                                                               --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations......................................  $            825,834   $            531,577   $           (68,462)
                                                               ====================   ====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011




                                                                               MIST T. ROWE PRICE LARGE CAP VALUE
                                                                                       INVESTMENT DIVISION
                                                               ------------------------------------------------------------------
                                                                       2013                   2012                   2011
                                                               --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $             30,041   $             19,582   $              9,481
                                                               --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                     --                     --
                                                               --------------------   --------------------   --------------------
           Net investment income (loss)......................                30,041                 19,582                  9,481
                                                               --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                     --                     --
      Realized gains (losses) on sale of investments.........                22,312                (1,403)              (435,260)
                                                               --------------------   --------------------   --------------------
           Net realized gains (losses).......................                22,312                (1,403)              (435,260)
                                                               --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....               456,298                181,043                577,510
                                                               --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................               478,610                179,640                142,250
                                                               --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $            508,651   $            199,222   $            151,731
                                                               ====================   ====================   ====================


                                                                                 MIST T. ROWE PRICE MID CAP GROWTH
                                                                                        INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                       2013                    2012                   2011
                                                               --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $             98,665    $                 --                     --
                                                               --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                33,261                  29,751                 30,563
                                                               --------------------    --------------------   --------------------
           Net investment income (loss)......................                65,404                (29,751)               (30,563)
                                                               --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................             1,223,909               2,679,802                560,152
      Realized gains (losses) on sale of investments.........               608,004                (50,793)                312,619
                                                               --------------------    --------------------   --------------------
           Net realized gains (losses).......................             1,831,913               2,629,009                872,771
                                                               --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments.....             5,764,932                 206,878            (1,837,318)
                                                               --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................             7,596,845               2,835,887              (964,547)
                                                               --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $          7,662,249    $          2,806,136   $          (995,110)
                                                               ====================    ====================   ====================


                                                                                 MIST THIRD AVENUE SMALL CAP VALUE
                                                                                        INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                       2013                    2012                   2011
                                                               --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $              9,744    $                 --   $              9,414
                                                               --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                      --                     --
                                                               --------------------    --------------------   --------------------
           Net investment income (loss)......................                 9,744                      --                  9,414
                                                               --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                      --                     --
      Realized gains (losses) on sale of investments.........                47,240                  12,071                 86,881
                                                               --------------------    --------------------   --------------------
           Net realized gains (losses).......................                47,240                  12,071                 86,881
                                                               --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments.....               199,123                 129,525              (240,493)
                                                               --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................               246,363                 141,596              (153,612)
                                                               --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $            256,107    $            141,596   $          (144,198)
                                                               ====================    ====================   ====================


(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                              MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                        INVESTMENT DIVISION
                                                               --------------------------------------------------------------------
                                                                        2013                   2012                    2011
                                                               ---------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $             674,943   $            525,164   $             753,948
                                                               ---------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                198,504                183,754                 207,499
                                                               ---------------------   --------------------   ---------------------
           Net investment income (loss)......................                476,439                341,410                 546,449
                                                               ---------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                     --                     --                      --
      Realized gains (losses) on sale of investments.........              (474,270)            (1,190,404)               (808,593)
                                                               ---------------------   --------------------   ---------------------
           Net realized gains (losses).......................              (474,270)            (1,190,404)               (808,593)
                                                               ---------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments.....              5,921,616              7,502,480             (8,900,342)
                                                               ---------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................              5,447,346              6,312,076             (9,708,935)
                                                               ---------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $           5,923,785   $          6,653,486   $         (9,162,486)
                                                               =====================   ====================   =====================


                                                                                MSF BARCLAYS AGGREGATE BOND INDEX
                                                                                       INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                       2013                   2012                    2011
                                                               --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $          4,111,311   $           4,275,027   $          3,919,750
                                                               --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                40,998                  43,939                 43,935
                                                               --------------------   ---------------------   --------------------
           Net investment income (loss)......................             4,070,313               4,231,088              3,875,815
                                                               --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                      --                     --
      Realized gains (losses) on sale of investments.........               125,172                 604,720                843,640
                                                               --------------------   ---------------------   --------------------
           Net realized gains (losses).......................               125,172                 604,720                843,640
                                                               --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments.....           (6,977,167)               (447,969)              3,276,276
                                                               --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................           (6,851,995)                 156,751              4,119,916
                                                               --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $        (2,781,682)   $           4,387,839   $          7,995,731
                                                               ====================   =====================   ====================


                                                                                     MSF BLACKROCK BOND INCOME
                                                                                        INVESTMENT DIVISION
                                                               --------------------------------------------------------------------
                                                                        2013                   2012                    2011
                                                               ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends..............................................  $           3,290,462   $          2,288,505    $          3,304,583
                                                               ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges.....................                301,259                317,038                 318,184
                                                               ---------------------   --------------------    --------------------
           Net investment income (loss)......................              2,989,203              1,971,467               2,986,399
                                                               ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................              2,005,629                551,492                      --
      Realized gains (losses) on sale of investments.........                142,786                354,078                 132,024
                                                               ---------------------   --------------------    --------------------
           Net realized gains (losses).......................              2,148,415                905,570                 132,024
                                                               ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments.....            (6,076,619)              2,995,775               1,930,533
                                                               ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................            (3,928,204)              3,901,345               2,062,557
                                                               ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $           (939,001)   $          5,872,812    $          5,048,956
                                                               =====================   ====================    ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                                MSF BLACKROCK CAPITAL APPRECIATION
                                                                                        INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                       2013                    2012                   2011
                                                               --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $            144,698    $             41,947   $             14,560
                                                               --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                 8,874                   8,390                  7,908
                                                               --------------------    --------------------   --------------------
           Net investment income (loss)......................               135,824                  33,557                  6,652
                                                               --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                      --                     --
      Realized gains (losses) on sale of investments.........               321,200                 261,278                137,813
                                                               --------------------    --------------------   --------------------
           Net realized gains (losses).......................               321,200                 261,278                137,813
                                                               --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments.....             4,769,715               1,344,869              (879,158)
                                                               --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................             5,090,915               1,606,147              (741,345)
                                                               --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $          5,226,739    $          1,639,704   $          (734,693)
                                                               ====================    ====================   ====================


                                                                                    MSF BLACKROCK DIVERSIFIED
                                                                                       INVESTMENT DIVISION
                                                               ------------------------------------------------------------------
                                                                       2013                   2012                   2011
                                                               --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $          6,982,518   $          6,071,412   $          6,407,012
                                                               --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................             1,536,230              1,471,028              1,472,691
                                                               --------------------   --------------------   --------------------
           Net investment income (loss)......................             5,446,288              4,600,384              4,934,321
                                                               --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                     --                     --
      Realized gains (losses) on sale of investments.........             2,747,913              1,094,116              (191,522)
                                                               --------------------   --------------------   --------------------
           Net realized gains (losses).......................             2,747,913              1,094,116              (191,522)
                                                               --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....            43,444,585             23,691,349              3,658,514
                                                               --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................            46,192,498             24,785,465              3,466,992
                                                               --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $         51,638,786   $         29,385,849   $          8,401,313
                                                               ====================   ====================   ====================


                                                                                  MSF BLACKROCK LARGE CAP VALUE
                                                                                       INVESTMENT DIVISION
                                                               ------------------------------------------------------------------
                                                                       2013                   2012                   2011
                                                               --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $            225,484   $            229,106   $            149,056
                                                               --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                19,704                 19,727                 19,323
                                                               --------------------   --------------------   --------------------
           Net investment income (loss)......................               205,780                209,379                129,733
                                                               --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               871,774              2,231,565                     --
      Realized gains (losses) on sale of investments.........                44,941              (224,253)               (80,782)
                                                               --------------------   --------------------   --------------------
           Net realized gains (losses).......................               916,715              2,007,312               (80,782)
                                                               --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....             3,399,848              (358,711)                254,349
                                                               --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................             4,316,563              1,648,601                173,567
                                                               --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $          4,522,343   $          1,857,980   $            303,300
                                                               ====================   ====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                                   MSF BLACKROCK MONEY MARKET
                                                                                       INVESTMENT DIVISION
                                                               ------------------------------------------------------------------
                                                                       2013                   2012                   2011
                                                               --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $                 --   $                 --   $                 --
                                                               --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                45,649                 48,731                 47,046
                                                               --------------------   --------------------   --------------------
           Net investment income (loss)......................              (45,649)               (48,731)               (47,046)
                                                               --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                     --                     --
      Realized gains (losses) on sale of investments.........                    --                     --                     --
                                                               --------------------   --------------------   --------------------
           Net realized gains (losses).......................                    --                     --                     --
                                                               --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....                    --                     --                     --
                                                               --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................                    --                     --                     --
                                                               --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations......................................  $           (45,649)   $           (48,731)   $           (47,046)
                                                               ====================   ====================   ====================


                                                                                    MSF DAVIS VENTURE VALUE
                                                                                      INVESTMENT DIVISION
                                                               -----------------------------------------------------------------
                                                                      2013                   2012                   2011
                                                               -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $           908,277    $           475,355   $            648,127
                                                               -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................               53,237                 49,148                 53,389
                                                               -------------------    -------------------   --------------------
           Net investment income (loss)......................              855,040                426,207                594,738
                                                               -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................            1,084,791                     --                     --
      Realized gains (losses) on sale of investments.........            1,697,357                549,533                492,146
                                                               -------------------    -------------------   --------------------
           Net realized gains (losses).......................            2,782,148                549,533                492,146
                                                               -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments.....           15,346,828              5,763,493            (3,392,027)
                                                               -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................           18,128,976              6,313,026            (2,899,881)
                                                               -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations......................................  $        18,984,016    $         6,739,233   $        (2,305,143)
                                                               ===================    ===================   ====================


                                                                                   MSF FRONTIER MID CAP GROWTH
                                                                                       INVESTMENT DIVISION
                                                               ------------------------------------------------------------------
                                                                       2013                   2012                   2011
                                                               --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $          2,591,979   $                 --   $            597,164
                                                               --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................             1,371,993              1,258,555              1,298,633
                                                               --------------------   --------------------   --------------------
           Net investment income (loss)......................             1,219,986            (1,258,555)              (701,469)
                                                               --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................             4,884,883                     --                     --
      Realized gains (losses) on sale of investments.........             5,761,928              2,892,428              2,544,325
                                                               --------------------   --------------------   --------------------
           Net realized gains (losses).......................            10,646,811              2,892,428              2,544,325
                                                               --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....            45,562,137             17,096,166            (8,863,059)
                                                               --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................            56,208,948             19,988,594            (6,318,734)
                                                               --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations......................................  $         57,428,934   $         18,730,039   $        (7,020,203)
                                                               ====================   ====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                                        MSF JENNISON GROWTH
                                                                                        INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                        2013                   2012                   2011
                                                               --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $             81,129    $             37,925   $             42,021
                                                               --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                11,843                   9,820                  6,458
                                                               --------------------    --------------------   --------------------
           Net investment income (loss)......................                69,286                  28,105                 35,563
                                                               --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               199,135               2,671,966                     --
      Realized gains (losses) on sale of investments.........               549,515                 139,207                251,119
                                                               --------------------    --------------------   --------------------
           Net realized gains (losses).......................               748,650               2,811,173                251,119
                                                               --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments.....             5,442,828               (683,735)              (215,551)
                                                               --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................             6,191,478               2,127,438                 35,568
                                                               --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $          6,260,764    $          2,155,543   $             71,131
                                                               ====================    ====================   ====================


                                                                                MSF LOOMIS SAYLES SMALL CAP CORE
                                                                                       INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                       2013                   2012                    2011
                                                               --------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $             95,451   $                 --   $              20,207
                                                               --------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                22,893                 18,930                  18,819
                                                               --------------------   --------------------   ---------------------
           Net investment income (loss)......................                72,558               (18,930)                   1,388
                                                               --------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................             1,618,689                452,678                      --
      Realized gains (losses) on sale of investments.........               624,015                282,308                 258,722
                                                               --------------------   --------------------   ---------------------
           Net realized gains (losses).......................             2,242,704                734,986                 258,722
                                                               --------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments.....             5,169,026              1,736,369               (166,265)
                                                               --------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................             7,411,730              2,471,355                  92,457
                                                               --------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $          7,484,288   $          2,452,425   $              93,845
                                                               ====================   ====================   =====================


                                                                               MSF LOOMIS SAYLES SMALL CAP GROWTH
                                                                                       INVESTMENT DIVISION
                                                               ------------------------------------------------------------------
                                                                       2013                   2012                   2011
                                                               --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $                 --   $                 --   $                 --
                                                               --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                 8,824                  7,211                  7,268
                                                               --------------------   --------------------   --------------------
           Net investment income (loss)......................               (8,824)                (7,211)                (7,268)
                                                               --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                     --                     --
      Realized gains (losses) on sale of investments.........               444,863                192,524                104,198
                                                               --------------------   --------------------   --------------------
           Net realized gains (losses).......................               444,863                192,524                104,198
                                                               --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....             3,463,471                678,535                121,090
                                                               --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................             3,908,334                871,059                225,288
                                                               --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $          3,899,510   $            863,848   $            218,020
                                                               ====================   ====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                                   MSF MET/ARTISAN MID CAP VALUE
                                                                                        INVESTMENT DIVISION
                                                               --------------------------------------------------------------------
                                                                       2013                    2012                    2011
                                                               ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends..............................................  $             561,888   $            483,287    $            455,060
                                                               ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges.....................                 55,101                 46,626                  47,224
                                                               ---------------------   --------------------    --------------------
           Net investment income (loss)......................                506,787                436,661                 407,836
                                                               ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                     --                     --                      --
      Realized gains (losses) on sale of investments.........                684,691              (286,700)               (412,007)
                                                               ---------------------   --------------------    --------------------
           Net realized gains (losses).......................                684,691              (286,700)               (412,007)
                                                               ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments.....             16,708,173              5,263,295               3,096,938
                                                               ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................             17,392,864              4,976,595               2,684,931
                                                               ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $          17,899,651   $          5,413,256    $          3,092,767
                                                               =====================   ====================    ====================


                                                                                MSF METLIFE CONSERVATIVE ALLOCATION
                                                                                        INVESTMENT DIVISION
                                                               ---------------------------------------------------------------------
                                                                       2013                    2012                    2011
                                                               ---------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $             169,434   $             148,047   $              98,787
                                                               ---------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                  8,929                   9,352                   8,004
                                                               ---------------------   ---------------------   ---------------------
           Net investment income (loss)......................                160,505                 138,695                  90,783
                                                               ---------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                 25,756                 114,982                      --
      Realized gains (losses) on sale of investments.........                 56,127                  59,284                  77,218
                                                               ---------------------   ---------------------   ---------------------
           Net realized gains (losses).......................                 81,883                 174,266                  77,218
                                                               ---------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments.....               (14,063)                 123,869                (37,275)
                                                               ---------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                 67,820                 298,135                  39,943
                                                               ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $             228,325   $             436,830   $             130,726
                                                               =====================   =====================   =====================


                                                                          MSF METLIFE CONSERVATIVE TO MODERATE ALLOCATION
                                                                                        INVESTMENT DIVISION
                                                               --------------------------------------------------------------------
                                                                       2013                    2012                    2011
                                                               --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $            252,710    $            219,743   $             156,398
                                                               --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                17,423                  14,684                  13,340
                                                               --------------------    --------------------   ---------------------
           Net investment income (loss)......................               235,287                 205,059                 143,058
                                                               --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                95,776                  21,976                      --
      Realized gains (losses) on sale of investments.........               210,565                  59,559                 135,436
                                                               --------------------    --------------------   ---------------------
           Net realized gains (losses).......................               306,341                  81,535                 135,436
                                                               --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments.....               418,401                 541,162               (210,123)
                                                               --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................               724,742                 622,697                (74,687)
                                                               --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $            960,029    $            827,756   $              68,371
                                                               ====================    ====================   =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                                  MSF METLIFE MID CAP STOCK INDEX
                                                                                        INVESTMENT DIVISION
                                                               --------------------------------------------------------------------
                                                                       2013                    2012                   2011
                                                               --------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $            981,648   $             662,912   $             593,088
                                                               --------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                59,983                  51,493                  51,561
                                                               --------------------   ---------------------   ---------------------
           Net investment income (loss)......................               921,665                 611,419                 541,527
                                                               --------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................             2,405,800               2,787,031               2,722,599
      Realized gains (losses) on sale of investments.........             1,774,205                 830,830                 678,616
                                                               --------------------   ---------------------   ---------------------
           Net realized gains (losses).......................             4,180,005               3,617,861               3,401,215
                                                               --------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments.....            18,736,176               6,545,785             (4,954,472)
                                                               --------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................            22,916,181              10,163,646             (1,553,257)
                                                               --------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $         23,837,846   $          10,775,065   $         (1,011,730)
                                                               ====================   =====================   =====================


                                                                                  MSF METLIFE MODERATE ALLOCATION
                                                                                        INVESTMENT DIVISION
                                                               --------------------------------------------------------------------
                                                                       2013                    2012                   2011
                                                               --------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $          1,058,783   $           1,056,014   $             669,982
                                                               --------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                79,987                  72,676                  67,625
                                                               --------------------   ---------------------   ---------------------
           Net investment income (loss)......................               978,796                 983,338                 602,357
                                                               --------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................               386,257                      --                      --
      Realized gains (losses) on sale of investments.........             1,204,992                 307,411                 234,474
                                                               --------------------   ---------------------   ---------------------
           Net realized gains (losses).......................             1,591,249                 307,411                 234,474
                                                               --------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments.....             5,640,223               3,912,908             (1,362,402)
                                                               --------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................             7,231,472               4,220,319             (1,127,928)
                                                               --------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $          8,210,268   $           5,203,657   $           (525,571)
                                                               ====================   =====================   =====================


                                                                           MSF METLIFE MODERATE TO AGGRESSIVE ALLOCATION
                                                                                        INVESTMENT DIVISION
                                                               --------------------------------------------------------------------
                                                                       2013                    2012                   2011
                                                               --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $          1,416,783    $          1,528,175   $           1,073,341
                                                               --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                85,508                  75,645                  72,954
                                                               --------------------    --------------------   ---------------------
           Net investment income (loss)......................             1,331,275               1,452,530               1,000,387
                                                               --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                      --                      --
      Realized gains (losses) on sale of investments.........             1,631,177                 342,924                 112,005
                                                               --------------------    --------------------   ---------------------
           Net realized gains (losses).......................             1,631,177                 342,924                 112,005
                                                               --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments.....            15,682,919               8,619,633             (3,772,324)
                                                               --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................            17,314,096               8,962,557             (3,660,319)
                                                               --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $         18,645,371    $         10,415,087   $         (2,659,932)
                                                               ====================    ====================   =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                                     MSF METLIFE STOCK INDEX
                                                                                       INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                       2013                   2012                    2011
                                                               --------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends..............................................  $         15,228,884   $         12,674,264    $         11,182,368
                                                               --------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges.....................             1,937,634              1,725,734               1,662,241
                                                               --------------------   --------------------    --------------------
           Net investment income (loss)......................            13,291,250             10,948,530               9,520,127
                                                               --------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................            12,357,151              5,087,401               4,115,111
      Realized gains (losses) on sale of investments.........            12,306,567              3,743,076               (324,668)
                                                               --------------------   --------------------    --------------------
           Net realized gains (losses).......................            24,663,718              8,830,477               3,790,443
                                                               --------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments.....           191,004,236             82,239,455             (2,093,968)
                                                               --------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................           215,667,954             91,069,932               1,696,475
                                                               --------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $        228,959,204   $        102,018,462    $         11,216,602
                                                               ====================   ====================    ====================


                                                                                      MSF MFS TOTAL RETURN
                                                                                       INVESTMENT DIVISION
                                                               ------------------------------------------------------------------
                                                                      2013                    2012                   2011
                                                               --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $            226,568   $            220,676   $            208,852
                                                               --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                 7,921                  6,627                  6,289
                                                               --------------------   --------------------   --------------------
           Net investment income (loss)......................               218,647                214,049                202,563
                                                               --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                     --                     --
      Realized gains (losses) on sale of investments.........                99,210                 32,260               (29,847)
                                                               --------------------   --------------------   --------------------
           Net realized gains (losses).......................                99,210                 32,260               (29,847)
                                                               --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....             1,215,884                595,278               (11,189)
                                                               --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................             1,315,094                627,538               (41,036)
                                                               --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $          1,533,741   $            841,587   $            161,527
                                                               ====================   ====================   ====================


                                                                                          MSF MFS VALUE
                                                                                       INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                       2013                   2012                    2011
                                                               --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $          1,234,016   $           1,079,462   $            836,589
                                                               --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                63,296                  47,838                 46,802
                                                               --------------------   ---------------------   --------------------
           Net investment income (loss)......................             1,170,720               1,031,624                789,787
                                                               --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................             2,095,342                 768,644                     --
      Realized gains (losses) on sale of investments.........             1,087,562                 200,451               (44,982)
                                                               --------------------   ---------------------   --------------------
           Net realized gains (losses).......................             3,182,904                 969,095               (44,982)
                                                               --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments.....            17,288,533               6,505,435              (346,891)
                                                               --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................            20,471,437               7,474,530              (391,873)
                                                               --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $         21,642,157   $           8,506,154   $            397,914
                                                               ====================   =====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                                       MSF MSCI EAFE INDEX
                                                                                       INVESTMENT DIVISION
                                                               ------------------------------------------------------------------
                                                                       2013                   2012                   2011
                                                               --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $          2,250,635   $          1,993,048   $          1,549,893
                                                               --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                39,550                 34,978                 37,419
                                                               --------------------   --------------------   --------------------
           Net investment income (loss)......................             2,211,085              1,958,070              1,512,474
                                                               --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                     --                     --
      Realized gains (losses) on sale of investments.........               838,301               (63,228)                137,025
                                                               --------------------   --------------------   --------------------
           Net realized gains (losses).......................               838,301               (63,228)                137,025
                                                               --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....            11,746,223              9,143,347            (9,604,700)
                                                               --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................            12,584,524              9,080,119            (9,467,675)
                                                               --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations......................................  $         14,795,609   $         11,038,189   $        (7,955,201)
                                                               ====================   ====================   ====================


                                                                                  MSF NEUBERGER BERMAN GENESIS
                                                                                       INVESTMENT DIVISION
                                                               ------------------------------------------------------------------
                                                                       2013                   2012                   2011
                                                               --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $            744,713   $            297,555   $            596,562
                                                               --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                89,260                 75,540                 76,321
                                                               --------------------   --------------------   --------------------
           Net investment income (loss)......................               655,453                222,015                520,241
                                                               --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                     --                     --
      Realized gains (losses) on sale of investments.........               614,602              (730,868)              (976,828)
                                                               --------------------   --------------------   --------------------
           Net realized gains (losses).......................               614,602              (730,868)              (976,828)
                                                               --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....            30,722,824              8,168,095              4,961,322
                                                               --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................            31,337,426              7,437,227              3,984,494
                                                               --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations......................................  $         31,992,879   $          7,659,242   $          4,504,735
                                                               ====================   ====================   ====================


                                                                                     MSF RUSSELL 2000 INDEX
                                                                                       INVESTMENT DIVISION
                                                               ------------------------------------------------------------------
                                                                       2013                   2012                   2011
                                                               --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $            982,173   $            623,816   $            561,526
                                                               --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                47,086                 39,701                 40,338
                                                               --------------------   --------------------   --------------------
           Net investment income (loss)......................               935,087                584,115                521,188
                                                               --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                     --                     --
      Realized gains (losses) on sale of investments.........             1,797,318                721,576                734,988
                                                               --------------------   --------------------   --------------------
           Net realized gains (losses).......................             1,797,318                721,576                734,988
                                                               --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....            17,937,722              6,793,518            (3,300,203)
                                                               --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.......................................            19,735,040              7,515,094            (2,565,215)
                                                               --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations......................................  $         20,670,127   $          8,099,209   $        (2,044,027)
                                                               ====================   ====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                               MSF T. ROWE PRICE LARGE CAP GROWTH
                                                                                       INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                       2013                   2012                    2011
                                                               --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $            163,280   $              58,548   $             38,643
                                                               --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                41,708                  23,330                 20,886
                                                               --------------------   ---------------------   --------------------
           Net investment income (loss)......................               121,572                  35,218                 17,757
                                                               --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                      --                     --
      Realized gains (losses) on sale of investments.........             2,302,973                 996,117                908,859
                                                               --------------------   ---------------------   --------------------
           Net realized gains (losses).......................             2,302,973                 996,117                908,859
                                                               --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments.....            19,823,349               6,924,755            (1,383,140)
                                                               --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................            22,126,322               7,920,872              (474,281)
                                                               --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $         22,247,894   $           7,956,090   $          (456,524)
                                                               ====================   =====================   ====================


                                                                                MSF T. ROWE PRICE SMALL CAP GROWTH
                                                                                        INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                       2013                    2012                   2011
                                                               --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $            373,197   $                  --   $                 --
                                                               --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................               356,357                 304,065                301,663
                                                               --------------------   ---------------------   --------------------
           Net investment income (loss)......................                16,840               (304,065)              (301,663)
                                                               --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................             5,766,149               9,066,425                     --
      Realized gains (losses) on sale of investments.........             3,667,968               2,397,895              2,332,511
                                                               --------------------   ---------------------   --------------------
           Net realized gains (losses).......................             9,434,117              11,464,320              2,332,511
                                                               --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments.....            30,236,593               2,263,900              (846,789)
                                                               --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................            39,670,710              13,728,220              1,485,722
                                                               --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $         39,687,550   $          13,424,155   $          1,184,059
                                                               ====================   =====================   ====================


                                                                               MSF VAN ECK GLOBAL NATURAL RESOURCES
                                                                                        INVESTMENT DIVISION
                                                               --------------------------------------------------------------------
                                                                       2013                    2012                 2011 (f)
                                                               ---------------------   --------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $                 669   $                 --   $                  --
                                                               ---------------------   --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                     --                     --                      --
                                                               ---------------------   --------------------   ---------------------
           Net investment income (loss)......................                    669                     --                      --
                                                               ---------------------   --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                     --                  2,613                      --
      Realized gains (losses) on sale of investments.........                   (55)                  (729)                    (45)
                                                               ---------------------   --------------------   ---------------------
           Net realized gains (losses).......................                   (55)                  1,884                    (45)
                                                               ---------------------   --------------------   ---------------------
      Change in unrealized gains (losses) on investments.....                 14,171                (2,269)                 (2,198)
                                                               ---------------------   --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................                 14,116                  (385)                 (2,243)
                                                               ---------------------   --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $              14,785   $              (385)   $             (2,243)
                                                               =====================   ====================   =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                    MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                       INVESTMENT DIVISION
                                                               ------------------------------------------------------------------
                                                                       2013                   2012                   2011
                                                               --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $          1,259,304   $            891,838   $          1,209,466
                                                               --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                33,218                 32,820                 31,783
                                                               --------------------   --------------------   --------------------
           Net investment income (loss)......................             1,226,086                859,018              1,177,683
                                                               --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                     --                     --
      Realized gains (losses) on sale of investments.........               194,088                204,230                144,847
                                                               --------------------   --------------------   --------------------
           Net realized gains (losses).......................               194,088                204,230                144,847
                                                               --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....           (1,174,913)              1,584,984                 64,600
                                                               --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................             (980,825)              1,789,214                209,447
                                                               --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $            245,261   $          2,648,232   $          1,387,130
                                                               ====================   ====================   ====================


                                                                           MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                        INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                       2013                    2012                   2011
                                                               --------------------    --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $            353,673    $            348,936   $            248,608
                                                               --------------------    --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                16,498                  18,045                 18,708
                                                               --------------------    --------------------   --------------------
           Net investment income (loss)......................               337,175                 330,891                229,900
                                                               --------------------    --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                      --                570,575
      Realized gains (losses) on sale of investments.........                 3,029                  19,763                (5,603)
                                                               --------------------    --------------------   --------------------
           Net realized gains (losses).......................                 3,029                  19,763                564,972
                                                               --------------------    --------------------   --------------------
      Change in unrealized gains (losses) on investments.....             (476,487)                 185,906                 82,587
                                                               --------------------    --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................             (473,458)                 205,669                647,559
                                                               --------------------    --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $          (136,283)    $            536,560   $            877,459
                                                               ====================    ====================   ====================


                                                                                        PIMCO VIT ALL ASSET
                                                                                        INVESTMENT DIVISION
                                                               -------------------------------------------------------------------
                                                                        2013                   2012                 2011 (f)
                                                               ---------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends..............................................  $              21,748   $              6,301   $              2,796
                                                               ---------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges.....................                     --                     --                     --
                                                               ---------------------   --------------------   --------------------
           Net investment income (loss)......................                 21,748                  6,301                  2,796
                                                               ---------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                     --                     --                     --
      Realized gains (losses) on sale of investments.........                  (591)                    190                     --
                                                               ---------------------   --------------------   --------------------
           Net realized gains (losses).......................                  (591)                    190                     --
                                                               ---------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments.....               (24,638)                  8,832                (1,176)
                                                               ---------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................               (25,229)                  9,022                (1,176)
                                                               ---------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $             (3,481)   $             15,323   $              1,620
                                                               =====================   ====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                   PIMCO VIT
                                                COMMODITY REAL
                                                RETURN STRATEGY
                                              INVESTMENT DIVISION
                                             --------------------
                                                   2013 (e)
                                             --------------------
INVESTMENT INCOME:
      Dividends............................  $                 --
                                             --------------------
EXPENSES:
      Mortality and expense risk charges...                    --
                                             --------------------
           Net investment income (loss)....                    --
                                             --------------------
NET REALIZED AND CHANGES IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --
      Realized gains (losses) on sale of
        investments........................                   (5)
                                             --------------------
           Net realized gains (losses).....                   (5)
                                             --------------------
      Change in unrealized gains (losses)
        on investments.....................                 (126)
                                             --------------------
      Net realized and changes in
        unrealized gains (losses) on
        investments........................                 (131)
                                             --------------------
      Net increase (decrease) in net
        assets resulting from operations...  $              (131)
                                             ====================




                                                                   PIMCO VIT LOW DURATION
                                                                     INVESTMENT DIVISION
                                             ------------------------------------------------------------------
                                                     2013                   2012                   2011
                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................  $             22,872   $             18,366   $             13,732
                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...                    --                     --                     --
                                             --------------------   --------------------   --------------------
           Net investment income (loss)....                22,872                 18,366                 13,732
                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --                     --                     --
      Realized gains (losses) on sale of
        investments........................                 3,304                  1,749                    618
                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....                 3,304                  1,749                    618
                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses)
        on investments.....................              (33,450)                 34,493                (6,243)
                                             --------------------   --------------------   --------------------
      Net realized and changes in
        unrealized gains (losses) on
        investments........................              (30,146)                 36,242                (5,625)
                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net
        assets resulting from operations...  $            (7,274)   $             54,608   $              8,107
                                             ====================   ====================   ====================




                                                                PIONEER VCT EMERGING MARKETS
                                                                     INVESTMENT DIVISION
                                             ------------------------------------------------------------------
                                                     2013                   2012                   2011
                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................  $              2,107   $              1,600
                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...                    --                     --                     --
                                             --------------------   --------------------   --------------------
           Net investment income (loss)....                 2,107                  1,600                     --
                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --                 23,672                     --
      Realized gains (losses) on sale of
        investments........................                 7,544                (1,297)                121,447
                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....                 7,544                 22,375                121,447
                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses)
        on investments.....................              (24,888)                 20,209              (327,299)
                                             --------------------   --------------------   --------------------
      Net realized and changes in
        unrealized gains (losses) on
        investments........................              (17,344)                 42,584              (205,852)
                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net
        assets resulting from operations...  $           (15,237)   $             44,184   $          (205,852)
                                             ====================   ====================   ====================




                                                                  PIONEER VCT MID CAP VALUE
                                                                     INVESTMENT DIVISION
                                             -----------------------------------------------------------------
                                                     2013                   2012                  2011
                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................  $                425   $              1,561   $             1,190
                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...                    --                     --                    --
                                             --------------------   --------------------   -------------------
           Net investment income (loss)....                   425                  1,561                 1,190
                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --                     --                    --
      Realized gains (losses) on sale of
        investments........................                29,038                    595                   580
                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....                29,038                    595                   580
                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses)
        on investments.....................               (1,134)                 12,468              (11,556)
                                             --------------------   --------------------   -------------------
      Net realized and changes in
        unrealized gains (losses) on
        investments........................                27,904                 13,063              (10,976)
                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net
        assets resulting from operations...  $             28,329   $             14,624   $           (9,786)
                                             ====================   ====================   ===================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                   PUTNAM VT
                                              INTERNATIONAL VALUE
                                              INVESTMENT DIVISION
                                             --------------------
                                                   2013 (b)
                                             --------------------
INVESTMENT INCOME:
      Dividends............................  $                 --
                                             --------------------
EXPENSES:
      Mortality and expense risk charges...                    --
                                             --------------------
           Net investment income (loss)....                    --
                                             --------------------
NET REALIZED AND CHANGES IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --
      Realized gains (losses) on sale of
         investments.......................                    10
                                             --------------------
           Net realized gains (losses).....                    10
                                             --------------------
      Change in unrealized gains (losses)
         on investments....................                   477
                                             --------------------
      Net realized and changes in
         unrealized gains (losses) on
         investments.......................                   487
                                             --------------------
      Net increase (decrease) in net
         assets resulting from operations..  $                487
                                             ====================



                                                                       ROYCE MICRO-CAP
                                                                     INVESTMENT DIVISION
                                             -------------------------------------------------------------------
                                                     2013                   2012                    2011
                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................  $                 38   $                  --   $              8,331
                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...                    --                      --                     --
                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....                    38                      --                  8,331
                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   197                   8,060                     --
      Realized gains (losses) on sale of
         investments.......................                87,518                   1,017                  1,545
                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....                87,715                   9,077                  1,545
                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses)
         on investments....................              (23,953)                  15,667               (52,132)
                                             --------------------   ---------------------   --------------------
      Net realized and changes in
         unrealized gains (losses) on
         investments.......................                63,762                  24,744               (50,587)
                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net
         assets resulting from operations..  $             63,800   $              24,744   $           (42,256)
                                             ====================   =====================   ====================



                                                                        ROYCE SMALL-CAP
                                                                      INVESTMENT DIVISION
                                             --------------------------------------------------------------------
                                                     2013                    2012                    2011
                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................  $               6,679   $                586    $              3,804
                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...                     --                     --                      --
                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....                  6,679                    586                   3,804
                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                 34,717                 13,477                      --
      Realized gains (losses) on sale of
         investments.......................                 34,201                 22,187                  18,080
                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....                 68,918                 35,664                  18,080
                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses)
         on investments....................                110,499                 34,489                (64,398)
                                             ---------------------   --------------------    --------------------
      Net realized and changes in
         unrealized gains (losses) on
         investments.......................                179,417                 70,153                (46,318)
                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net
         assets resulting from operations..  $             186,096   $             70,739    $           (42,514)
                                             =====================   ====================    ====================



                                                                   UIF EMERGING MARKETS DEBT
                                                                      INVESTMENT DIVISION
                                             --------------------------------------------------------------------
                                                     2013                    2012                    2011
                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................  $              51,315   $             16,821    $              7,775
                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...                     --                     --                      --
                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....                 51,315                 16,821                   7,775
                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                 15,729                     --                   2,422
      Realized gains (losses) on sale of
         investments.......................                (4,843)                  2,466                     392
                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....                 10,886                  2,466                   2,814
                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses)
         on investments....................              (181,259)                 89,788                      79
                                             ---------------------   --------------------    --------------------
      Net realized and changes in
         unrealized gains (losses) on
         investments.......................              (170,373)                 92,254                   2,893
                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net
         assets resulting from operations..  $           (119,058)   $            109,075    $             10,668
                                             =====================   ====================    ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                                    UIF EMERGING MARKETS EQUITY
                                                                                        INVESTMENT DIVISION
                                                               --------------------------------------------------------------------
                                                                       2013                    2012                    2011
                                                               --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $             14,065    $                 --   $               1,515
                                                               --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                      --                      --
                                                               --------------------    --------------------   ---------------------
           Net investment income (loss)......................                14,065                      --                   1,515
                                                               --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                    --                      --                      --
      Realized gains (losses) on sale of investments.........                 6,766                    (26)                   4,478
                                                               --------------------    --------------------   ---------------------
           Net realized gains (losses).......................                 6,766                    (26)                   4,478
                                                               --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments.....              (38,224)                 139,206                (99,779)
                                                               --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................              (31,458)                 139,180                (95,301)
                                                               --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $           (17,393)    $            139,180   $            (93,786)
                                                               ====================    ====================   =====================


                                                                                 WELLS FARGO VT TOTAL RETURN BOND
                                                                                        INVESTMENT DIVISION
                                                               --------------------------------------------------------------------
                                                                       2013                    2012                   2011
                                                               --------------------   ---------------------   ---------------------
INVESTMENT INCOME:
      Dividends..............................................  $              4,298   $               4,369   $              18,903
                                                               --------------------   ---------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges.....................                    --                      --                      --
                                                               --------------------   ---------------------   ---------------------
           Net investment income (loss)......................                 4,298                   4,369                  18,903
                                                               --------------------   ---------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............................                 9,579                   6,160                  30,313
      Realized gains (losses) on sale of investments.........                 1,277                   1,595                  15,483
                                                               --------------------   ---------------------   ---------------------
           Net realized gains (losses).......................                10,856                   7,755                  45,796
                                                               --------------------   ---------------------   ---------------------
      Change in unrealized gains (losses) on investments.....              (21,523)                   5,968                 (7,169)
                                                               --------------------   ---------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments......................................              (10,667)                  13,723                  38,627
                                                               --------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations.....................................  $            (6,369)   $              18,092   $              57,530
                                                               ====================   =====================   =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                       ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2013                    2012                    2011
                                                         --------------------    ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 13    $                  --   $              18,192
   Net realized gains (losses).........................               (1,496)              (1,307,724)                (40,514)
   Change in unrealized gains (losses) on investments..                14,581                1,419,031             (1,444,286)
                                                         --------------------    ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                13,098                  111,307             (1,466,608)
                                                         --------------------    ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 1,269                    4,561                   6,425
   Net transfers (including fixed account).............                 6,694              (4,345,166)               5,890,970
   Policy charges......................................               (2,064)                  (2,096)               (229,188)
   Transfers for policy benefits and terminations......              (14,687)                    (445)                (27,392)
                                                         --------------------    ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (8,788)              (4,343,146)               5,640,815
                                                         --------------------    ---------------------   ---------------------
     Net increase (decrease) in net assets.............                 4,310              (4,231,839)               4,174,207
NET ASSETS:
   Beginning of year...................................                61,856                4,293,695                 119,488
                                                         --------------------    ---------------------   ---------------------
   End of year.........................................  $             66,166    $              61,856   $           4,293,695
                                                         ====================    =====================   =====================

                                                                          ALLIANCEBERNSTEIN INTERMEDIATE BOND
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                    2011
                                                         --------------------    --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              1,888    $              2,404    $              2,097
   Net realized gains (losses).........................                 1,651                   1,787                     184
   Change in unrealized gains (losses) on investments..               (5,086)                   (188)                     563
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (1,547)                   4,003                   2,844
                                                         --------------------    --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    --                   8,926                   2,678
   Net transfers (including fixed account).............              (42,312)                  44,909                      --
   Policy charges......................................               (1,794)                 (1,818)                 (1,493)
   Transfers for policy benefits and terminations......                  (32)                     (6)                     (8)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (44,138)                  52,011                   1,177
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets.............              (45,685)                  56,014                   4,021
NET ASSETS:
   Beginning of year...................................               103,300                  47,286                  43,265
                                                         --------------------    --------------------    --------------------
   End of year.........................................  $             57,615    $            103,300    $             47,286
                                                         ====================    ====================    ====================

                                                                               AMERICAN CENTURY VP VISTA
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2013                    2012                    2011
                                                         --------------------    ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --    $                  --   $                  --
   Net realized gains (losses).........................                 1,084                      328                   5,995
   Change in unrealized gains (losses) on investments..                  (55)                      873                 (8,184)
                                                         --------------------    ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 1,029                    1,201                 (2,189)
                                                         --------------------    ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    --                       --                  11,044
   Net transfers (including fixed account).............                   (8)                      870                (72,025)
   Policy charges......................................                 (554)                    (954)                 (2,331)
   Transfers for policy benefits and terminations......               (3,862)                  (5,666)                      --
                                                         --------------------    ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (4,424)                  (5,750)                (63,312)
                                                         --------------------    ---------------------   ---------------------
     Net increase (decrease) in net assets.............               (3,395)                  (4,549)                (65,501)
NET ASSETS:
   Beginning of year...................................                 4,105                    8,654                  74,155
                                                         --------------------    ---------------------   ---------------------
   End of year.........................................  $                710    $               4,105   $               8,654
                                                         ====================    =====================   =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                                  AMERICAN FUNDS BOND
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                   2011
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             91,592    $            123,941   $             132,520
   Net realized gains (losses).........................                62,302                  27,506                  10,695
   Change in unrealized gains (losses) on investments..             (282,587)                 108,693                 121,054
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (128,693)                 260,140                 264,269
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               663,938                 681,465                 678,665
   Net transfers (including fixed account).............               291,663                 491,460                  53,187
   Policy charges......................................             (373,489)               (388,415)               (360,088)
   Transfers for policy benefits and terminations......             (284,454)               (359,799)               (265,605)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               297,658                 424,711                 106,159
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............               168,965                 684,851                 370,428
NET ASSETS:
   Beginning of year...................................             5,420,310               4,735,459               4,365,031
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $          5,589,275    $          5,420,310   $           4,735,459
                                                         ====================    ====================   =====================

                                                                      AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                  2013                   2012                    2011
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             481,756   $            681,533   $             727,300
   Net realized gains (losses).........................                556,105              (342,892)                (68,423)
   Change in unrealized gains (losses) on investments..             15,213,508              9,028,936            (13,188,181)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................             16,251,369              9,367,577            (12,529,304)
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              6,319,815              6,754,997               7,605,640
   Net transfers (including fixed account).............            (1,380,353)            (1,743,129)             (1,805,503)
   Policy charges......................................            (3,857,829)            (3,801,507)             (4,142,061)
   Transfers for policy benefits and terminations......            (4,504,188)            (3,815,121)             (4,059,136)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (3,422,555)            (2,604,760)             (2,401,060)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............             12,828,814              6,762,817            (14,930,364)
NET ASSETS:
   Beginning of year...................................             59,237,806             52,474,989              67,405,353
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $          72,066,620   $         59,237,806   $          52,474,989
                                                         =====================   ====================   =====================

                                                                                 AMERICAN FUNDS GROWTH
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2013                    2012                   2011
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,225,604    $            879,818   $            630,009
   Net realized gains (losses).........................             2,872,251               1,170,827                658,869
   Change in unrealized gains (losses) on investments..            34,086,809              18,556,699            (6,628,058)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            38,184,664              20,607,344            (5,339,180)
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            12,807,035              13,860,300             15,130,932
   Net transfers (including fixed account).............           (2,855,702)             (3,812,042)            (1,178,160)
   Policy charges......................................           (8,755,241)             (8,845,036)            (9,007,053)
   Transfers for policy benefits and terminations......           (9,748,734)             (9,088,854)            (8,844,884)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (8,552,642)             (7,885,632)            (3,899,165)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............            29,632,022              12,721,712            (9,238,345)
NET ASSETS:
   Beginning of year...................................           130,921,222             118,199,510            127,437,855
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $        160,553,244    $        130,921,222   $        118,199,510
                                                         ====================    ====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                             AMERICAN FUNDS GROWTH-INCOME
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2013                    2012                   2011
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,145,692    $          1,175,138   $          1,070,960
   Net realized gains (losses).........................             1,441,252                 300,932               (58,726)
   Change in unrealized gains (losses) on investments..            23,374,516              10,629,027            (2,428,568)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            25,961,460              12,105,097            (1,416,334)
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             8,145,719               8,728,377              9,556,841
   Net transfers (including fixed account).............             (404,802)             (1,135,580)              (457,407)
   Policy charges......................................           (5,713,396)             (5,615,768)            (5,547,870)
   Transfers for policy benefits and terminations......           (6,390,541)             (5,724,226)            (4,739,607)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (4,363,020)             (3,747,197)            (1,188,043)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............            21,598,440               8,357,900            (2,604,377)
NET ASSETS:
   Beginning of year...................................            79,614,717              71,256,817             73,861,194
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $        101,213,157    $         79,614,717   $         71,256,817
                                                         ====================    ====================   ====================

                                                               AMERICAN FUNDS HIGH-INCOME BOND
                                                                     INVESTMENT DIVISION
                                                         -------------------------------------------
                                                                 2013                 2012 (a)
                                                         --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              1,146   $              3,203
   Net realized gains (losses).........................                  (51)                      6
   Change in unrealized gains (losses) on investments..                   426                  (677)
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 1,521                  2,532
                                                         --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    --                     --
   Net transfers (including fixed account).............              (30,932)                 54,888
   Policy charges......................................                 (212)                  (181)
   Transfers for policy benefits and terminations......              (10,061)                    (8)
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (41,205)                 54,699
                                                         --------------------   --------------------
     Net increase (decrease) in net assets.............              (39,684)                 57,231
NET ASSETS:
   Beginning of year...................................                57,231                     --
                                                         --------------------   --------------------
   End of year.........................................  $             17,547   $             57,231
                                                         ====================   ====================

                                                                             AMERICAN FUNDS INTERNATIONAL
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2013                    2012                   2011
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              7,749    $              7,535   $             10,736
   Net realized gains (losses).........................                27,615                 (1,402)                  (605)
   Change in unrealized gains (losses) on investments..                63,361                  82,398              (108,507)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                98,725                  88,531               (98,376)
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 4,396                  46,649                  4,120
   Net transfers (including fixed account).............                63,675                (25,495)               (89,752)
   Policy charges......................................               (9,192)                (12,774)               (18,135)
   Transfers for policy benefits and terminations......              (24,265)                (69,569)               (82,771)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                34,614                (61,189)              (186,538)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............               133,339                  27,342              (284,914)
NET ASSETS:
   Beginning of year...................................               552,053                 524,711                809,625
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $            685,392    $            552,053   $            524,711
                                                         ====================    ====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                  AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                    2011
                                                         --------------------    --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                317    $                440    $                773
   Net realized gains (losses).........................                 1,230                   1,510                   1,620
   Change in unrealized gains (losses) on investments..               (2,996)                 (1,126)                     885
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (1,449)                     824                   3,278
                                                         --------------------    --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 4,239                   6,275                  18,071
   Net transfers (including fixed account).............                   289                      --                 (2,592)
   Policy charges......................................               (1,787)                 (1,867)                 (9,064)
   Transfers for policy benefits and terminations......                    --                 (5,579)                 (1,984)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 2,741                 (1,171)                   4,431
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets.............                 1,292                   (347)                   7,709
NET ASSETS:
   Beginning of year...................................                45,192                  45,539                  37,830
                                                         --------------------    --------------------    --------------------
   End of year.........................................  $             46,484    $             45,192    $             45,539
                                                         ====================    ====================    ====================

                                                                             DREYFUS VIF INTERNATIONAL VALUE
                                                                                   INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2013                    2012                    2011
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               4,021   $               4,882   $               4,085
   Net realized gains (losses).........................                  (906)                 (1,011)                   (960)
   Change in unrealized gains (losses) on investments..                 42,909                  18,857                (45,726)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 46,024                  22,728                (42,601)
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                     --                     895                   1,458
   Net transfers (including fixed account).............                (2,380)                       6                 (1,532)
   Policy charges......................................                (2,445)                 (2,557)                 (3,962)
   Transfers for policy benefits and terminations......                   (15)                      --                   (766)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                (4,840)                 (1,656)                 (4,802)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............                 41,184                  21,072                (47,403)
NET ASSETS:
   Beginning of year...................................                205,133                 184,061                 231,464
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $             246,317   $             205,133   $             184,061
                                                         =====================   =====================   =====================

                                                                          FIDELITY VIP ASSET MANAGER: GROWTH
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                    2011
                                                         --------------------    --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             16,073    $             24,972    $             23,605
   Net realized gains (losses).........................               115,489                  35,697                  74,260
   Change in unrealized gains (losses) on investments..               260,059                 172,026               (205,700)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               391,621                 232,695               (107,835)
                                                         --------------------    --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               116,700                 122,067                 182,388
   Net transfers (including fixed account).............             (143,822)                 249,730                (79,369)
   Policy charges......................................              (76,211)                (68,776)                (78,031)
   Transfers for policy benefits and terminations......             (324,598)                      --               (392,245)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (427,931)                 303,021               (367,257)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets.............              (36,310)                 535,716               (475,092)
NET ASSETS:
   Beginning of year...................................             1,966,232               1,430,516               1,905,608
                                                         --------------------    --------------------    --------------------
   End of year.........................................  $          1,929,922    $          1,966,232    $          1,430,516
                                                         ====================    ====================    ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                                 FIDELITY VIP CONTRAFUND
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2013                     2012                    2011
                                                         ---------------------   ---------------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              23,521   $              28,837   $               20,916
   Net realized gains (losses).........................                147,133                  38,806                   12,745
   Change in unrealized gains (losses) on investments..                505,651                 288,092                 (98,141)
                                                         ---------------------   ---------------------   ----------------------
      Net increase (decrease) in net assets resulting
        from operations................................                676,305                 355,735                 (64,480)
                                                         ---------------------   ---------------------   ----------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 94,804                 127,751                  206,289
   Net transfers (including fixed account).............              (270,104)                (78,043)                (243,464)
   Policy charges......................................               (97,806)                (99,800)                (104,834)
   Transfers for policy benefits and terminations......               (95,919)               (114,270)                (319,235)
                                                         ---------------------   ---------------------   ----------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................              (369,025)               (164,362)                (461,244)
                                                         ---------------------   ---------------------   ----------------------
      Net increase (decrease) in net assets............                307,280                 191,373                (525,724)
NET ASSETS:
   Beginning of year...................................              2,343,022               2,151,649                2,677,373
                                                         ---------------------   ---------------------   ----------------------
   End of year.........................................  $           2,650,302   $           2,343,022   $            2,151,649
                                                         =====================   =====================   ======================

                                                                              FIDELITY VIP EQUITY-INCOME
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2013                    2012                     2011
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 752   $               1,836   $                 637
   Net realized gains (losses).........................                  4,118                   3,239                   2,625
   Change in unrealized gains (losses) on investments..                  3,227                 (1,146)                 (8,921)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                  8,097                   3,929                 (5,659)
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  7,468                   1,366                  26,285
   Net transfers (including fixed account).............               (43,901)                  39,024                (55,376)
   Policy charges......................................                  (491)                   (617)                 (4,868)
   Transfers for policy benefits and terminations......                     --                      --               (144,483)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................               (36,924)                  39,773               (178,442)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets............               (28,827)                  43,702               (184,101)
NET ASSETS:
   Beginning of year...................................                 62,291                  18,589                 202,690
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $              33,464   $              62,291   $              18,589
                                                         =====================   =====================   =====================

                                                                                FIDELITY VIP FREEDOM 2010
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                 2013                     2012                    2011
                                                         ---------------------   ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 563   $                 564    $                 576
   Net realized gains (losses).........................                    665                     633                    1,481
   Change in unrealized gains (losses) on investments..                  3,994                   2,707                  (2,344)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                  5,222                   3,904                    (287)
                                                         ---------------------   ---------------------    ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  2,634                   2,629                    2,823
   Net transfers (including fixed account).............                     --                     210                      884
   Policy charges......................................                     --                      --                       --
   Transfers for policy benefits and terminations......                (1,252)                 (1,249)                  (1,136)
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                  1,382                   1,590                    2,571
                                                         ---------------------   ---------------------    ---------------------
      Net increase (decrease) in net assets............                  6,604                   5,494                    2,284
NET ASSETS:
   Beginning of year...................................                 39,638                  34,144                   31,860
                                                         ---------------------   ---------------------    ---------------------
   End of year.........................................  $              46,242   $              39,638    $              34,144
                                                         =====================   =====================    =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                           FIDELITY VIP FREEDOM 2020
                                                                              INVESTMENT DIVISION
                                                         -------------------------------------------------------------
                                                                2013                 2012                  2011
                                                         -------------------  -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            16,012  $            14,905  $            15,048
   Net realized gains (losses).........................               21,982               14,637               12,805
   Change in unrealized gains (losses) on investments..               93,753               62,352             (33,543)
                                                         -------------------  -------------------  -------------------
      Net increase (decrease) in net assets resulting
        from operations................................              131,747               91,894              (5,690)
                                                         -------------------  -------------------  -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               13,583               13,429               12,681
   Net transfers (including fixed account).............               94,207             (20,603)               33,211
   Policy charges......................................             (11,540)             (10,886)             (10,197)
   Transfers for policy benefits and terminations......             (15,006)              (8,824)             (68,993)
                                                         -------------------  -------------------  -------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................               81,244             (26,884)             (33,298)
                                                         -------------------  -------------------  -------------------
      Net increase (decrease) in net assets............              212,991               65,010             (38,988)
NET ASSETS:
   Beginning of year...................................              764,724              699,714              738,702
                                                         -------------------  -------------------  -------------------
   End of year.........................................  $           977,715  $           764,724  $           699,714
                                                         ===================  ===================  ===================

                                                             FIDELITY VIP
                                                             FREEDOM 2025
                                                          INVESTMENT DIVISION
                                                         --------------------
                                                               2013 (b)
                                                         --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               694
   Net realized gains (losses).........................                  413
   Change in unrealized gains (losses) on investments..                3,626
                                                         --------------------
      Net increase (decrease) in net assets resulting
        from operations................................                4,733
                                                         --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                   --
   Net transfers (including fixed account).............               38,425
   Policy charges......................................              (2,977)
   Transfers for policy benefits and terminations......                   --
                                                         --------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................               35,448
                                                         --------------------
      Net increase (decrease) in net assets............               40,181
NET ASSETS:
   Beginning of year...................................                   --
                                                         --------------------
   End of year.........................................  $            40,181
                                                         ====================


                                                                           FIDELITY VIP FREEDOM 2030
                                                                              INVESTMENT DIVISION
                                                         -------------------------------------------------------------
                                                                2013                  2012                2011
                                                         -------------------  -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               763  $               665  $             1,018
   Net realized gains (losses).........................                3,547                3,280               11,923
   Change in unrealized gains (losses) on investments..                5,619                3,591             (12,843)
                                                         -------------------  -------------------  -------------------
      Net increase (decrease) in net assets resulting
        from operations................................                9,929                7,536                   98
                                                         -------------------  -------------------  -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                8,643                1,320                2,634
   Net transfers (including fixed account).............                  618             (21,760)             (51,129)
   Policy charges......................................                   --                   --                (455)
   Transfers for policy benefits and terminations......                   --              (1,232)              (2,369)
                                                         -------------------  -------------------  -------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                9,261             (21,672)             (51,319)
                                                         -------------------  -------------------  -------------------
      Net increase (decrease) in net assets............               19,190             (14,136)             (51,221)
NET ASSETS:
   Beginning of year...................................               42,834               56,970              108,191
                                                         -------------------  -------------------  -------------------
   End of year.........................................  $            62,024  $            42,834  $            56,970
                                                         ===================  ===================  ===================

                                                            FIDELITY VIP
                                                            FREEDOM 2040
                                                         INVESTMENT DIVISION
                                                         -------------------
                                                              2013 (c)
                                                         -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               153
   Net realized gains (losses).........................                   80
   Change in unrealized gains (losses) on investments..                  545
                                                         -------------------
      Net increase (decrease) in net assets resulting
        from operations................................                  778
                                                         -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                4,187
   Net transfers (including fixed account).............                6,866
   Policy charges......................................                   --
   Transfers for policy benefits and terminations......                   --
                                                         -------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................               11,053
                                                         -------------------
      Net increase (decrease) in net assets............               11,831
NET ASSETS:
   Beginning of year...................................                   --
                                                         -------------------
   End of year.........................................  $            11,831
                                                         ===================


                                                                           FIDELITY VIP FREEDOM 2050
                                                                              INVESTMENT DIVISION
                                                         ------------------------------------------------------------
                                                                 2013                 2012              2011 (d)
                                                         -------------------  -------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               195  $               283  $              228
   Net realized gains (losses).........................                  323                2,160             (3,654)
   Change in unrealized gains (losses) on investments..                4,037                  199               1,450
                                                         -------------------  -------------------  ------------------
      Net increase (decrease) in net assets resulting
        from operations................................                4,555                2,642             (1,976)
                                                         -------------------  -------------------  ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                   13                   --                  --
   Net transfers (including fixed account).............                   --                   --              17,414
   Policy charges......................................                   --                   --                  --
   Transfers for policy benefits and terminations......                (353)                (281)                  --
                                                         -------------------  -------------------  ------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                (340)                (281)              17,414
                                                         -------------------  -------------------  ------------------
      Net increase (decrease) in net assets............                4,215                2,361              15,438
NET ASSETS:
   Beginning of year...................................               17,799               15,438                  --
                                                         -------------------  -------------------  ------------------
   End of year.........................................  $            22,014  $            17,799  $           15,438
                                                         ===================  ===================  ==================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                                FIDELITY VIP HIGH INCOME
                                                                                   INVESTMENT DIVISION
                                                         ----------------------------------------------------------------------
                                                                  2013                    2012                    2011
                                                         ---------------------    ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               9,677    $               9,229   $               2,953
   Net realized gains (losses).........................                     73                       67                      13
   Change in unrealized gains (losses) on investments..                  (126)                  (1,277)                 (1,768)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                  9,624                    8,019                   1,198
                                                         ---------------------    ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                     --                    1,301                   3,335
   Net transfers (including fixed account).............                     70                  115,054                  34,562
   Policy charges......................................                (4,648)                  (2,451)                   (357)
   Transfers for policy benefits and terminations......                (2,200)                       --                    (80)
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                (6,778)                  113,904                  37,460
                                                         ---------------------    ---------------------   ---------------------
      Net increase (decrease) in net assets............                  2,846                  121,923                  38,658
NET ASSETS:
   Beginning of year...................................                165,146                   43,223                   4,565
                                                         ---------------------    ---------------------   ---------------------
   End of year.........................................  $             167,992    $             165,146   $              43,223
                                                         =====================    =====================   =====================

                                                                           FIDELITY VIP INVESTMENT GRADE BOND
                                                                                   INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2013                     2012                    2011
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              39,909   $              37,562   $              54,637
   Net realized gains (losses).........................                (7,423)                  81,674                  21,189
   Change in unrealized gains (losses) on investments..               (76,349)                 (8,975)                   1,742
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................               (43,863)                 110,261                  77,568
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  2,145                     829                   1,122
   Net transfers (including fixed account).............              (522,146)                 464,291               1,150,764
   Policy charges......................................               (21,723)                (27,932)                (16,946)
   Transfers for policy benefits and terminations......                     --                 (9,509)                      --
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................              (541,724)                 427,679               1,134,940
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets............              (585,587)                 537,940               1,212,508
NET ASSETS:
   Beginning of year...................................              2,285,792               1,747,852                 535,344
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $           1,700,205   $           2,285,792   $           1,747,852
                                                         =====================   =====================   =====================

                                                                                 FIDELITY VIP MID CAP
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2013                    2012                     2011
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 613   $               2,865   $                 150
   Net realized gains (losses).........................                208,214                  67,641                  12,027
   Change in unrealized gains (losses) on investments..                  1,232                  20,392                (60,535)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from operations................................                210,059                  90,898                (48,358)
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                     --                  78,618                   5,952
   Net transfers (including fixed account).............              (635,978)                  25,075                 253,173
   Policy charges......................................               (15,043)                (15,222)                (11,223)
   Transfers for policy benefits and terminations......               (58,870)                (44,408)                (47,617)
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................              (709,891)                  44,063                 200,285
                                                         ---------------------   ---------------------   ---------------------
      Net increase (decrease) in net assets............              (499,832)                 134,961                 151,927
NET ASSETS:
   Beginning of year...................................                748,919                 613,958                 462,031
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $             249,087   $             748,919   $             613,958
                                                         =====================   =====================   =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                            FTVIPT FRANKLIN
                                                           INCOME SECURITIES
                                                          INVESTMENT DIVISION
                                                         --------------------
                                                               2013 (e)
                                                         --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                --
   Net realized gains (losses).........................                    3
   Change in unrealized gains (losses) on investments..                    8
                                                         --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                   11
                                                         --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                   23
   Net transfers (including fixed account).............                  595
   Policy charges......................................                 (10)
   Transfers for policy benefits and terminations......                  (1)
                                                         --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                  607
                                                         --------------------
     Net increase (decrease) in net assets.............                  618
NET ASSETS:
   Beginning of year...................................                   --
                                                         --------------------
   End of year.........................................  $               618
                                                         ====================


                                                                   FTVIPT MUTUAL GLOBAL DISCOVERY SECURITIES
                                                                              INVESTMENT DIVISION
                                                         ------------------------------------------------------------
                                                                 2013                2012                 2011
                                                         -------------------  -------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            19,686  $            21,682  $           22,691
   Net realized gains (losses).........................              141,155               49,608               1,929
   Change in unrealized gains (losses) on investments..               47,244               33,439            (59,670)
                                                         -------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting
        from operations................................              208,085              104,729            (35,050)
                                                         -------------------  -------------------  ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               10,185               83,607              53,641
   Net transfers (including fixed account).............            (460,707)             (97,388)             113,146
   Policy charges......................................             (21,702)             (22,528)            (24,225)
   Transfers for policy benefits and terminations......             (44,103)             (49,079)           (291,009)
                                                         -------------------  -------------------  ------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (516,327)             (85,388)           (148,447)
                                                         -------------------  -------------------  ------------------
     Net increase (decrease) in net assets.............            (308,242)               19,341           (183,497)
NET ASSETS:
   Beginning of year...................................              803,176              783,835             967,332
                                                         -------------------  -------------------  ------------------
   End of year.........................................  $           494,934  $           803,176  $          783,835
                                                         ===================  ===================  ==================

                                                             FTVIPT MUTUAL
                                                           SHARES SECURITIES
                                                          INVESTMENT DIVISION
                                                         --------------------
                                                               2013 (e)
                                                         --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               445
   Net realized gains (losses).........................                  105
   Change in unrealized gains (losses) on investments..                2,000
                                                         --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                2,550
                                                         --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  776
   Net transfers (including fixed account).............               21,718
   Policy charges......................................                (833)
   Transfers for policy benefits and terminations......                  (3)
                                                         --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               21,658
                                                         --------------------
     Net increase (decrease) in net assets.............               24,208
NET ASSETS:
   Beginning of year...................................                   --
                                                         --------------------
   End of year.........................................  $            24,208
                                                         ====================


                                                                     FTVIPT TEMPLETON FOREIGN SECURITIES
                                                                             INVESTMENT DIVISION
                                                         -----------------------------------------------------------
                                                                2013                2012                2011
                                                         ------------------  ------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           98,174  $          115,174  $            89,150
   Net realized gains (losses).........................              73,110            (16,852)              253,750
   Change in unrealized gains (losses) on investments..             689,874             501,451            (552,735)
                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             861,158             599,773            (209,835)
                                                         ------------------  ------------------  -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             285,991             303,212              379,032
   Net transfers (including fixed account).............              70,380             178,098          (5,636,582)
   Policy charges......................................           (155,044)           (140,398)            (243,478)
   Transfers for policy benefits and terminations......           (619,261)                  --            (512,046)
                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (417,934)             340,912          (6,013,074)
                                                         ------------------  ------------------  -------------------
     Net increase (decrease) in net assets.............             443,224             940,685          (6,222,909)
NET ASSETS:
   Beginning of year...................................           3,962,470           3,021,785            9,244,694
                                                         ------------------  ------------------  -------------------
   End of year.........................................  $        4,405,694  $        3,962,470  $         3,021,785
                                                         ==================  ==================  ===================


                                                                   FTVIPT TEMPLETON GLOBAL BOND SECURITIES
                                                                             INVESTMENT DIVISION
                                                         ------------------------------------------------------------
                                                                2013                2012                  2011
                                                         ------------------  -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           20,975  $            24,244  $            10,824
   Net realized gains (losses).........................               6,447                  352             (11,299)
   Change in unrealized gains (losses) on investments..             (6,052)               26,566             (11,949)
                                                         ------------------  -------------------  -------------------
     Net increase (decrease) in net assets resulting
        from operations................................              21,370               51,162             (12,424)
                                                         ------------------  -------------------  -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              16,330               41,308               38,191
   Net transfers (including fixed account).............             881,830               73,730              482,861
   Policy charges......................................            (20,444)             (10,633)              (7,628)
   Transfers for policy benefits and terminations......            (23,473)              (2,811)            (215,383)
                                                         ------------------  -------------------  -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             854,243              101,594              298,041
                                                         ------------------  -------------------  -------------------
     Net increase (decrease) in net assets.............             875,613              152,756              285,617
NET ASSETS:
   Beginning of year...................................             442,101              289,345                3,728
                                                         ------------------  -------------------  -------------------
   End of year.........................................  $        1,317,714  $           442,101  $           289,345
                                                         ==================  ===================  ===================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                              GOLDMAN SACHS MID-CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                    2011
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              2,312    $              2,932   $               2,221
   Net realized gains (losses).........................                32,251                   (683)                (27,627)
   Change in unrealized gains (losses) on investments..                43,303                  45,178                   1,030
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                77,866                  47,427                (24,376)
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    --                      --                      --
   Net transfers (including fixed account).............              (24,951)                      --                      --
   Policy charges......................................               (9,102)                 (8,787)                 (9,130)
   Transfers for policy benefits and terminations......               (6,108)                (48,734)                (65,335)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (40,161)                (57,521)                (74,465)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............                37,705                (10,094)                (98,841)
NET ASSETS:
   Beginning of year...................................               258,154                 268,248                 367,089
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $            295,859    $            258,154   $             268,248
                                                         ====================    ====================   =====================

                                                                       GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                    2011
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                373    $                308   $                 424
   Net realized gains (losses).........................                 5,748                   5,427                     175
   Change in unrealized gains (losses) on investments..                 3,869                   (629)                   (255)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 9,990                   5,106                     344
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 1,542                   4,965                     468
   Net transfers (including fixed account).............                 6,458                (32,037)                      --
   Policy charges......................................               (2,827)                 (1,976)                 (1,804)
   Transfers for policy benefits and terminations......                    --                      --                     (1)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 5,173                (29,048)                 (1,337)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............                15,163                (23,942)                   (993)
NET ASSETS:
   Beginning of year...................................                26,317                  50,259                  51,252
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $             41,480    $             26,317   $              50,259
                                                         ====================    ====================   =====================

                                                                                 INVESCO V.I. COMSTOCK
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                  2013                   2012                    2011
                                                         ---------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               4,077   $               3,483   $                489
   Net realized gains (losses).........................                  1,475                   1,338                  (127)
   Change in unrealized gains (losses) on investments..                 78,224                  32,459                (6,181)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 83,776                  37,280                (5,819)
                                                         ---------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                     --                  26,415                 18,211
   Net transfers (including fixed account).............                    165                (11,358)                148,276
   Policy charges......................................                (5,972)                 (5,093)                (2,690)
   Transfers for policy benefits and terminations......                     --                      --                     --
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                (5,807)                   9,964                163,797
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............                 77,969                  47,244                157,978
NET ASSETS:
   Beginning of year...................................                237,306                 190,062                 32,084
                                                         ---------------------   ---------------------   --------------------
   End of year.........................................  $             315,275   $             237,306   $            190,062
                                                         =====================   =====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                               INVESCO V.I. GLOBAL REAL ESTATE
                                                                                     INVESTMENT DIVISION
                                                         -------------------------------------------------------------------------
                                                                  2013                      2012                     2011
                                                         ----------------------    ----------------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               99,799    $               10,832   $               72,431
   Net realized gains (losses).........................                  38,480                  (24,321)                (158,339)
   Change in unrealized gains (losses) on investments..                (72,537)                   481,388                 (44,519)
                                                         ----------------------    ----------------------   ----------------------
      Net increase (decrease) in net assets resulting
        from operations................................                  65,742                   467,899                (130,427)
                                                         ----------------------    ----------------------   ----------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  82,806                    92,394                   18,821
   Net transfers (including fixed account).............               (103,016)                   676,565                  131,727
   Policy charges......................................                (74,590)                  (68,963)                 (66,134)
   Transfers for policy benefits and terminations......                      --                  (43,803)                 (60,454)
                                                         ----------------------    ----------------------   ----------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                (94,800)                   656,193                   23,960
                                                         ----------------------    ----------------------   ----------------------
      Net increase (decrease) in net assets............                (29,058)                 1,124,092                (106,467)
NET ASSETS:
   Beginning of year...................................               2,614,736                 1,490,644                1,597,111
                                                         ----------------------    ----------------------   ----------------------
   End of year.........................................  $            2,585,678    $            2,614,736   $            1,490,644
                                                         ======================    ======================   ======================

                                                                            INVESCO V.I. GOVERNMENT SECURITIES
                                                                                    INVESTMENT DIVISION
                                                         -------------------------------------------------------------------------
                                                                  2013                     2012                    2011 (f)
                                                         ----------------------   ----------------------    ----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                  367   $                   --    $                   --
   Net realized gains (losses).........................                     (1)                    1,308                     1,389
   Change in unrealized gains (losses) on investments..                   (529)                  (1,335)                     1,336
                                                         ----------------------   ----------------------    ----------------------
      Net increase (decrease) in net assets resulting
        from operations................................                   (163)                     (27)                     2,725
                                                         ----------------------   ----------------------    ----------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                   1,119                       --                        --
   Net transfers (including fixed account).............                   9,806                 (21,034)                    19,885
   Policy charges......................................                    (57)                    (119)                   (1,119)
   Transfers for policy benefits and terminations......                      --                       --                        --
                                                         ----------------------   ----------------------    ----------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                  10,868                 (21,153)                    18,766
                                                         ----------------------   ----------------------    ----------------------
      Net increase (decrease) in net assets............                  10,705                 (21,180)                    21,491
NET ASSETS:
   Beginning of year...................................                     311                   21,491                        --
                                                         ----------------------   ----------------------    ----------------------
   End of year.........................................  $               11,016   $                  311    $               21,491
                                                         ======================   ======================    ======================

                                                                             INVESCO V.I. INTERNATIONAL GROWTH
                                                                                    INVESTMENT DIVISION
                                                         -------------------------------------------------------------------------
                                                                  2013                     2012                      2011
                                                         ----------------------   ----------------------    ----------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                4,576   $               90,329    $                3,660
   Net realized gains (losses).........................                 926,281                   18,589                     3,888
   Change in unrealized gains (losses) on investments..               (647,277)                  685,032                  (28,330)
                                                         ----------------------   ----------------------    ----------------------
      Net increase (decrease) in net assets resulting
        from operations................................                 283,580                  793,950                  (20,782)
                                                         ----------------------   ----------------------    ----------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                      --                1,064,864                     3,175
   Net transfers (including fixed account).............             (6,300,567)                4,933,992                  (26,489)
   Policy charges......................................                (60,067)                (310,061)                   (6,987)
   Transfers for policy benefits and terminations......                (29,907)                       --                 (197,921)
                                                         ----------------------   ----------------------    ----------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................             (6,390,541)                5,688,795                 (228,222)
                                                         ----------------------   ----------------------    ----------------------
      Net increase (decrease) in net assets............             (6,106,961)                6,482,745                 (249,004)
NET ASSETS:
   Beginning of year...................................               6,506,152                   23,407                   272,411
                                                         ----------------------   ----------------------    ----------------------
   End of year.........................................  $              399,191   $            6,506,152    $               23,407
                                                         ======================   ======================    ======================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                                 JANUS ASPEN BALANCED
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2013                    2012                    2011
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              13,254   $              27,163   $              44,376
   Net realized gains (losses).........................                 80,275                 115,247                 137,912
   Change in unrealized gains (losses) on investments..                 94,265                  25,664               (161,867)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                187,794                 168,074                  20,421
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 32,790                 153,325                 105,004
   Net transfers (including fixed account).............              (213,385)               (463,753)               (679,101)
   Policy charges......................................               (36,051)                (37,906)                (57,528)
   Transfers for policy benefits and terminations......               (78,995)                (58,979)               (575,867)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (295,641)               (407,313)             (1,207,492)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............              (107,847)               (239,239)             (1,187,071)
NET ASSETS:
   Beginning of year...................................              1,100,549               1,339,788               2,526,859
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $             992,702   $           1,100,549   $           1,339,788
                                                         =====================   =====================   =====================

                                                                                   JANUS ASPEN FORTY
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                 2013                    2012                    2011
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               4,954   $               5,152   $               2,325
   Net realized gains (losses).........................                 69,285                  38,660                  43,353
   Change in unrealized gains (losses) on investments..                155,845                 126,343               (117,114)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                230,084                 170,155                (71,436)
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 18,835                  86,108                  58,591
   Net transfers (including fixed account).............                (2,646)                (41,907)               (237,596)
   Policy charges......................................               (24,771)                (29,645)                (30,157)
   Transfers for policy benefits and terminations......              (239,346)                      --               (229,034)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (247,928)                  14,556               (438,196)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............               (17,844)                 184,711               (509,632)
NET ASSETS:
   Beginning of year...................................                887,847                 703,136               1,212,768
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $             870,003   $             887,847   $             703,136
                                                         =====================   =====================   =====================

                                                                                    JANUS ASPEN JANUS
                                                                                   INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2013                    2012                    2011
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               6,858   $               5,213   $               5,397
   Net realized gains (losses).........................                258,951                  29,069               1,561,413
   Change in unrealized gains (losses) on investments..               (62,054)                 122,884             (1,416,036)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                203,755                 157,166                 150,774
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  1,427                  19,037                   6,403
   Net transfers (including fixed account).............              (664,858)                (14,200)             (6,850,158)
   Policy charges......................................               (33,550)                (41,868)                (89,176)
   Transfers for policy benefits and terminations......               (39,166)                 (6,552)               (191,751)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (736,147)                (43,583)             (7,124,682)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............              (532,392)                 113,583             (6,973,908)
NET ASSETS:
   Beginning of year...................................                971,677                 858,094               7,832,002
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $             439,285   $             971,677   $             858,094
                                                         =====================   =====================   =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                                 JANUS ASPEN OVERSEAS
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                   2011
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             11,835    $              2,519   $               1,291
   Net realized gains (losses).........................              (73,759)                  36,365                (90,371)
   Change in unrealized gains (losses) on investments..               113,083                   8,927               (214,175)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                51,159                  47,811               (303,255)
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 5,947                  72,495                  17,337
   Net transfers (including fixed account).............             (367,128)                    (60)                 362,799
   Policy charges......................................              (17,659)                (20,490)                (57,215)
   Transfers for policy benefits and terminations......              (45,425)                 (1,949)                (51,382)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (424,265)                  49,996                 271,539
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............             (373,106)                  97,807                (31,716)
NET ASSETS:
   Beginning of year...................................               441,942                 344,135                 375,851
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $             68,836    $            441,942   $             344,135
                                                         ====================    ====================   =====================

                                                                                 MFS VIT GLOBAL EQUITY
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                  2013                   2012                    2011
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               1,253   $                 61    $                575
   Net realized gains (losses).........................                    550                    428                  12,787
   Change in unrealized gains (losses) on investments..                 37,978                  6,795                (16,173)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 39,781                  7,284                 (2,811)
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                  1,231                  2,223                  10,718
   Net transfers (including fixed account).............                 12,710                121,236               (180,476)
   Policy charges......................................                (3,432)                  (579)                 (1,554)
   Transfers for policy benefits and terminations......                  (398)                  (150)                (47,257)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 10,111                122,730               (218,569)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............                 49,892                130,014               (221,380)
NET ASSETS:
   Beginning of year...................................                135,428                  5,414                 226,794
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $             185,320   $            135,428    $              5,414
                                                         =====================   ====================    ====================

                                                                                 MFS VIT NEW DISCOVERY
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2013                    2012                   2011
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --    $                 --   $                 --
   Net realized gains (losses).........................                 3,681                  16,176                 18,098
   Change in unrealized gains (losses) on investments..                65,025                  11,186               (32,906)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                68,706                  27,362               (14,808)
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    --                  25,604                  6,694
   Net transfers (including fixed account).............                    --                   1,556                      5
   Policy charges......................................               (5,593)                 (4,934)                (4,419)
   Transfers for policy benefits and terminations......               (4,981)                      --                     --
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (10,574)                  22,226                  2,280
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............                58,132                  49,588               (12,528)
NET ASSETS:
   Beginning of year...................................               171,983                 122,395                134,923
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $            230,115    $            171,983   $            122,395
                                                         ====================    ====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                                     MFS VIT VALUE
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                    2011
                                                         --------------------    --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                197    $                668    $                999
   Net realized gains (losses).........................                   384                   3,543                 (9,686)
   Change in unrealized gains (losses) on investments..                 5,315                   2,241                   6,173
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 5,896                   6,452                 (2,514)
                                                         --------------------    --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    --                      --                      --
   Net transfers (including fixed account).............                     5                      --                      --
   Policy charges......................................               (1,361)                 (2,417)                 (2,722)
   Transfers for policy benefits and terminations......                    --                (31,172)                (29,560)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               (1,356)                (33,589)                (32,282)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets.............                 4,540                (27,137)                (34,796)
NET ASSETS:
   Beginning of year...................................                17,162                  44,299                  79,095
                                                         --------------------    --------------------    --------------------
   End of year.........................................  $             21,702    $             17,162    $             44,299
                                                         ====================    ====================    ====================

                                                              MFS VIT II                   MIST ALLIANCEBERNSTEIN
                                                              HIGH YIELD                  GLOBAL DYNAMIC ALLOCATION
                                                          INVESTMENT DIVISION                INVESTMENT DIVISION
                                                         ---------------------  --------------------------------------------
                                                               2013 (g)                 2013                  2012 (h)
                                                         ---------------------  --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $               3,270  $                139    $                 --
   Net realized gains (losses).........................                    (3)                   298                      --
   Change in unrealized gains (losses) on investments..                  2,275                 1,389                     163
                                                         ---------------------  --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                  5,542                 1,826                     163
                                                         ---------------------  --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                    671                11,934                   1,541
   Net transfers (including fixed account).............                143,861                18,582                   5,907
   Policy charges......................................                  (713)               (3,960)                   (513)
   Transfers for policy benefits and terminations......                     --               (1,244)                      --
                                                         ---------------------  --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                143,819                25,312                   6,935
                                                         ---------------------  --------------------    --------------------
     Net increase (decrease) in net assets.............                149,361                27,138                   7,098
NET ASSETS:
   Beginning of year...................................                     --                 7,098                      --
                                                         ---------------------  --------------------    --------------------
   End of year.........................................  $             149,361  $             34,236    $              7,098
                                                         =====================  ====================    ====================


                                                                        MIST AMERICAN FUNDS BALANCED ALLOCATION
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                  2013                   2012                    2011
                                                         ---------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              11,592   $              10,680   $              6,635
   Net realized gains (losses).........................                 47,865                   9,312                  6,294
   Change in unrealized gains (losses) on investments..                 62,896                  50,640               (23,258)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                122,353                  70,632               (10,329)
                                                         ---------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                104,324                  95,603                100,111
   Net transfers (including fixed account).............                (8,323)                   9,483                 36,239
   Policy charges......................................               (50,440)                (41,140)               (32,003)
   Transfers for policy benefits and terminations......                (9,074)                (19,150)                (5,429)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 36,487                  44,796                 98,918
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............                158,840                 115,428                 88,589
NET ASSETS:
   Beginning of year...................................                631,423                 515,995                427,406
                                                         ---------------------   ---------------------   --------------------
   End of year.........................................  $             790,263   $             631,423   $            515,995
                                                         =====================   =====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                    MIST AMERICAN FUNDS GROWTH ALLOCATION
                                                                             INVESTMENT DIVISION
                                                         ----------------------------------------------------------
                                                                2013                2012                2011
                                                         ------------------  ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           16,414  $           13,384  $           10,815
   Net realized gains (losses).........................             105,044              16,384               9,254
   Change in unrealized gains (losses) on investments..             172,370              96,877            (58,738)
                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting
        from operations................................             293,828             126,645            (38,669)
                                                         ------------------  ------------------  ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             478,064             256,426             267,061
   Net transfers (including fixed account).............              77,933              39,236              31,086
   Policy charges......................................           (121,468)           (109,463)           (124,905)
   Transfers for policy benefits and terminations......           (164,501)           (167,111)            (59,628)
                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             270,028              19,088             113,614
                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets.............             563,856             145,733              74,945
NET ASSETS:
   Beginning of year...................................             926,978             781,245             706,300
                                                         ------------------  ------------------  ------------------
   End of year.........................................  $        1,490,834  $          926,978  $          781,245
                                                         ==================  ==================  ==================


                                                                   MIST AMERICAN FUNDS MODERATE ALLOCATION
                                                                             INVESTMENT DIVISION
                                                         ----------------------------------------------------------
                                                                2013                2012                2011
                                                         ------------------  ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           14,487  $           10,434  $            5,453
   Net realized gains (losses).........................              45,176              11,099               3,384
   Change in unrealized gains (losses) on investments..              36,688              29,635             (7,233)
                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting
        from operations................................              96,351              51,168               1,604
                                                         ------------------  ------------------  ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             259,807             224,194             153,402
   Net transfers (including fixed account).............              85,500              22,347              57,534
   Policy charges......................................            (99,597)            (81,784)            (55,936)
   Transfers for policy benefits and terminations......            (54,826)            (29,845)             (5,092)
                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             190,884             134,912             149,908
                                                         ------------------  ------------------  ------------------
     Net increase (decrease) in net assets.............             287,235             186,080             151,512
NET ASSETS:
   Beginning of year...................................             587,686             401,606             250,094
                                                         ------------------  ------------------  ------------------
   End of year.........................................  $          874,921  $          587,686  $          401,606
                                                         ==================  ==================  ==================


                                                              MIST AQR GLOBAL RISK BALANCED
                                                                   INVESTMENT DIVISION
                                                         --------------------------------------
                                                                2013              2012 (h)
                                                         ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            1,949  $               --
   Net realized gains (losses).........................               3,801                (28)
   Change in unrealized gains (losses) on investments..            (10,413)                 375
                                                         ------------------  ------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (4,663)                 347
                                                         ------------------  ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              65,813               2,706
   Net transfers (including fixed account).............              81,910              22,769
   Policy charges......................................            (14,930)             (1,026)
   Transfers for policy benefits and terminations......                  --                (12)
                                                         ------------------  ------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             132,793              24,437
                                                         ------------------  ------------------
     Net increase (decrease) in net assets.............             128,130              24,784
NET ASSETS:
   Beginning of year...................................              24,784                  --
                                                         ------------------  ------------------
   End of year.........................................  $          152,914  $           24,784
                                                         ==================  ==================

                                                                  MIST BLACKROCK GLOBAL
                                                                   TACTICAL STRATEGIES
                                                                   INVESTMENT DIVISION
                                                         --------------------------------------
                                                                2013              2012 (h)
                                                         ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              951  $               --
   Net realized gains (losses).........................               1,775                  51
   Change in unrealized gains (losses) on investments..               4,911                 878
                                                         ------------------  ------------------
     Net increase (decrease) in net assets resulting
        from operations................................               7,637                 929
                                                         ------------------  ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              28,258               5,304
   Net transfers (including fixed account).............              42,849              34,552
   Policy charges......................................            (11,540)             (1,705)
   Transfers for policy benefits and terminations......             (3,708)                 (2)
                                                         ------------------  ------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              55,859              38,149
                                                         ------------------  ------------------
     Net increase (decrease) in net assets.............              63,496              39,078
NET ASSETS:
   Beginning of year...................................              39,078                  --
                                                         ------------------  ------------------
   End of year.........................................  $          102,574  $           39,078
                                                         ==================  ==================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                             MIST BLACKROCK LARGE CAP CORE
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                  2013                   2012                    2011
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           3,087,670   $          2,105,871    $          1,842,952
   Net realized gains (losses).........................              1,187,504            (3,353,915)             (4,542,808)
   Change in unrealized gains (losses) on investments..             96,008,684             38,395,441               3,050,880
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            100,283,858             37,147,397                 351,024
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             28,600,415             30,263,186              32,085,988
   Net transfers (including fixed account).............            (4,051,695)            (3,536,610)             (2,768,320)
   Policy charges......................................           (25,380,973)           (25,681,797)            (26,055,182)
   Transfers for policy benefits and terminations......           (21,667,485)           (22,249,090)            (21,487,307)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (22,499,738)           (21,204,311)            (18,224,821)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............             77,784,120             15,943,086            (17,873,797)
NET ASSETS:
   Beginning of year...................................            307,558,825            291,615,739             309,489,536
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $         385,342,945   $        307,558,825    $        291,615,739
                                                         =====================   ====================    ====================

                                                                            MIST CLARION GLOBAL REAL ESTATE
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                   2011
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,852,443    $            469,650   $             822,247
   Net realized gains (losses).........................             (121,862)               (282,095)               (421,589)
   Change in unrealized gains (losses) on investments..             (768,686)               4,988,577             (1,500,208)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................               961,895               5,176,132             (1,099,550)
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             2,495,640               2,592,509               2,829,699
   Net transfers (including fixed account).............             1,467,986               1,803,836               (266,335)
   Policy charges......................................           (1,572,434)             (1,523,067)             (1,472,266)
   Transfers for policy benefits and terminations......           (1,938,690)             (1,526,479)             (1,591,725)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               452,502               1,346,799               (500,627)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............             1,414,397               6,522,931             (1,600,177)
NET ASSETS:
   Beginning of year...................................            26,083,318              19,560,387              21,160,564
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $         27,497,715    $         26,083,318   $          19,560,387
                                                         ====================    ====================   =====================

                                                                         MIST CLEARBRIDGE AGGRESSIVE GROWTH II
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2013                    2012                   2011
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            110,229   $              43,475   $            231,367
   Net realized gains (losses).........................               518,428                 176,627                  2,199
   Change in unrealized gains (losses) on investments..             3,724,517               2,618,525            (1,278,619)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             4,353,174               2,838,627            (1,045,053)
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,868,762               1,848,830              2,050,382
   Net transfers (including fixed account).............             (933,828)                 554,060            (1,014,538)
   Policy charges......................................           (1,090,646)             (1,037,840)              (966,083)
   Transfers for policy benefits and terminations......           (1,088,197)             (1,121,178)              (795,086)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,243,909)                 243,872              (725,325)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............             3,109,265               3,082,499            (1,770,378)
NET ASSETS:
   Beginning of year...................................            15,566,776              12,484,277             14,254,655
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $         18,676,041   $          15,566,776   $         12,484,277
                                                         ====================   =====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                          MIST CLEARBRIDGE AGGRESSIVE GROWTH
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                   2011
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             59,517   $              20,415   $               2,384
   Net realized gains (losses).........................               455,065                 171,678                  93,448
   Change in unrealized gains (losses) on investments..             6,062,472               2,107,124               (217,464)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................             6,577,054               2,299,217               (121,632)
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,403,269               1,437,587               1,318,130
   Net transfers (including fixed account).............             1,633,069                  70,510               5,034,717
   Policy charges......................................           (1,055,732)               (965,403)               (807,741)
   Transfers for policy benefits and terminations......           (1,099,100)               (981,320)               (890,256)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               881,506               (438,626)               4,654,850
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............             7,458,560               1,860,591               4,533,218
NET ASSETS:
   Beginning of year...................................            14,226,385              12,365,794               7,832,576
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $         21,684,945   $          14,226,385   $          12,365,794
                                                         ====================   =====================   =====================

                                                                           MIST HARRIS OAKMARK INTERNATIONAL
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                  2013                   2012                    2011
                                                         ---------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           1,176,625   $             497,722   $           (38,360)
   Net realized gains (losses).........................                663,573               (140,345)              (114,036)
   Change in unrealized gains (losses) on investments..              9,999,502               7,474,599            (4,256,535)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             11,839,700               7,831,976            (4,408,931)
                                                         ---------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              3,906,251               3,418,984              3,837,373
   Net transfers (including fixed account).............              8,505,167               (782,470)                133,438
   Policy charges......................................            (2,400,727)             (1,876,193)            (1,940,266)
   Transfers for policy benefits and terminations......            (2,622,312)             (2,206,344)            (1,949,570)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              7,388,379             (1,446,023)                 80,975
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............             19,228,079               6,385,953            (4,327,956)
NET ASSETS:
   Beginning of year...................................             33,602,695              27,216,742             31,544,698
                                                         ---------------------   ---------------------   --------------------
   End of year.........................................  $          52,830,774   $          33,602,695   $         27,216,742
                                                         =====================   =====================   ====================

                                                             MIST INVESCO BALANCED-RISK ALLOCATION
                                                                      INVESTMENT DIVISION
                                                         --------------------------------------------
                                                                 2013                 2012 (h)
                                                         --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --   $                  23
   Net realized gains (losses).........................                   126                      83
   Change in unrealized gains (losses) on investments..                   124                     (2)
                                                         --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                   250                     104
                                                         --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                17,879                   1,603
   Net transfers (including fixed account).............                 4,168                   6,312
   Policy charges......................................               (4,070)                   (506)
   Transfers for policy benefits and terminations......               (1,017)                      --
                                                         --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                16,960                   7,409
                                                         --------------------   ---------------------
     Net increase (decrease) in net assets.............                17,210                   7,513
NET ASSETS:
   Beginning of year...................................                 7,513                      --
                                                         --------------------   ---------------------
   End of year.........................................  $             24,723   $               7,513
                                                         ====================   =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                              MIST INVESCO MID CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                   2011
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            678,832    $           (48,839)   $                 603
   Net realized gains (losses).........................               935,109                (82,924)                     818
   Change in unrealized gains (losses) on investments..            20,593,687               2,481,449                 (5,510)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................            22,207,628               2,349,686                 (4,089)
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             6,808,802               4,895,051                   5,506
   Net transfers (including fixed account).............           (1,553,954)              74,538,068                  11,792
   Policy charges......................................           (5,171,329)             (3,428,791)                 (3,541)
   Transfers for policy benefits and terminations......           (5,053,458)             (3,581,952)                      --
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (4,969,939)              72,422,376                  13,757
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............            17,237,689              74,772,062                   9,668
NET ASSETS:
   Beginning of year...................................            74,892,920                 120,858                 111,190
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $         92,130,609    $         74,892,920   $             120,858
                                                         ====================    ====================   =====================

                                                                             MIST INVESCO SMALL CAP GROWTH
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                  2013                   2012                    2011
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              15,232   $            (5,823)    $            (5,378)
   Net realized gains (losses).........................                569,238                428,171                 169,309
   Change in unrealized gains (losses) on investments..              1,365,097                331,488               (192,641)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              1,949,567                753,836                (28,710)
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                455,209                443,063                 453,004
   Net transfers (including fixed account).............                194,761              (437,534)                  42,346
   Policy charges......................................              (291,728)              (265,168)               (262,281)
   Transfers for policy benefits and terminations......              (311,249)              (290,496)               (261,290)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 46,993              (550,135)                (28,221)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............              1,996,560                203,701                (56,931)
NET ASSETS:
   Beginning of year...................................              4,616,668              4,412,967               4,469,898
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $           6,613,228   $          4,616,668    $          4,412,967
                                                         =====================   ====================    ====================

                                                            MIST JPMORGAN GLOBAL ACTIVE ALLOCATION
                                                                      INVESTMENT DIVISION
                                                         --------------------------------------------
                                                                 2013                  2012 (h)
                                                         --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 54    $                 68
   Net realized gains (losses).........................                 (274)                     107
   Change in unrealized gains (losses) on investments..                 5,829                     152
                                                         --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 5,609                     327
                                                         --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                18,212                   1,977
   Net transfers (including fixed account).............                80,614                  17,364
   Policy charges......................................              (12,825)                   (785)
   Transfers for policy benefits and terminations......                  (80)                      --
                                                         --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                85,921                  18,556
                                                         --------------------    --------------------
     Net increase (decrease) in net assets.............                91,530                  18,883
NET ASSETS:
   Beginning of year...................................                18,883                      --
                                                         --------------------    --------------------
   End of year.........................................  $            110,413    $             18,883
                                                         ====================    ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011



                                                                             MIST JPMORGAN SMALL CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2013                    2012                   2011
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                337    $                358   $                472
   Net realized gains (losses).........................                 2,408                   3,130                  1,124
   Change in unrealized gains (losses) on investments..                28,817                   1,696                (4,058)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                31,562                   5,184                (2,462)
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                14,812                  11,572                  8,977
   Net transfers (including fixed account).............               181,255                 (1,795)                  6,064
   Policy charges......................................               (9,533)                 (6,279)                (4,130)
   Transfers for policy benefits and terminations......               (1,850)                 (6,067)                     --
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               184,684                 (2,569)                 10,911
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............               216,246                   2,615                  8,449
NET ASSETS:
   Beginning of year...................................                38,553                  35,938                 27,489
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $            254,799    $             38,553   $             35,938
                                                         ====================    ====================   ====================

                                                          MIST LOOMIS SAYLES
                                                            GLOBAL MARKETS
                                                          INVESTMENT DIVISION
                                                         --------------------
                                                               2013 (e)
                                                         --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 --
   Net realized gains (losses).........................                   705
   Change in unrealized gains (losses) on investments..                43,104
                                                         --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                43,809
                                                         --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                33,048
   Net transfers (including fixed account).............               369,498
   Policy charges......................................              (21,387)
   Transfers for policy benefits and terminations......               (6,708)
                                                         --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               374,451
                                                         --------------------
     Net increase (decrease) in net assets.............               418,260
NET ASSETS:
   Beginning of year...................................                    --
                                                         --------------------
   End of year.........................................  $            418,260
                                                         ====================


                                                                           MIST LORD ABBETT BOND DEBENTURE
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2013                   2012                   2011
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,902,403   $          1,923,060   $          1,509,115
   Net realized gains (losses).........................               299,375                218,347                583,376
   Change in unrealized gains (losses) on investments..               (7,269)              1,167,280              (863,576)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             2,194,509              3,308,687              1,228,915
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             2,130,805              2,367,942              2,158,065
   Net transfers (including fixed account).............             (494,009)                308,984            (2,168,860)
   Policy charges......................................           (1,625,126)            (1,678,880)            (1,640,766)
   Transfers for policy benefits and terminations......           (1,597,160)            (1,522,631)            (1,520,091)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,585,490)              (524,585)            (3,171,652)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               609,019              2,784,102            (1,942,737)
NET ASSETS:
   Beginning of year...................................            28,515,095             25,730,993             27,673,730
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         29,124,114   $         28,515,095   $         25,730,993
                                                         ====================   ====================   ====================


                                                             MIST MET/TEMPLETON INTERNATIONAL BOND
                                                                      INVESTMENT DIVISION
                                                         -------------------------------------------
                                                                 2013                 2012 (h)
                                                         --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                302   $                 --
   Net realized gains (losses).........................                    37                     21
   Change in unrealized gains (losses) on investments..                   996                     47
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 1,335                     68
                                                         --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                23,432                    772
   Net transfers (including fixed account).............                64,543                  2,031
   Policy charges......................................               (4,909)                  (254)
   Transfers for policy benefits and terminations......                 (230)                   (12)
                                                         --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                82,836                  2,537
                                                         --------------------   --------------------
     Net increase (decrease) in net assets.............                84,171                  2,605
NET ASSETS:
   Beginning of year...................................                 2,605                     --
                                                         --------------------   --------------------
   End of year.........................................  $             86,776   $              2,605
                                                         ====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011




                                                                       MIST METLIFE AGGRESSIVE STRATEGY
                                                                              INVESTMENT DIVISION
                                                         -------------------------------------------------------------
                                                                 2013                2012               2011 (f)
                                                         -------------------  -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           144,757  $           106,199  $           (8,047)
   Net realized gains (losses).........................              243,289             (55,023)            (117,896)
   Change in unrealized gains (losses) on investments..            4,045,633            2,084,613          (1,834,063)
                                                         -------------------  -------------------  -------------------
      Net increase (decrease) in net assets resulting
        from operations................................            4,433,679            2,135,789          (1,960,006)
                                                         -------------------  -------------------  -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            2,268,937            2,523,168            1,640,701
   Net transfers (including fixed account).............              149,509            (222,009)           14,330,838
   Policy charges......................................          (1,056,742)          (1,016,618)            (680,441)
   Transfers for policy benefits and terminations......          (1,666,527)            (750,395)            (858,431)
                                                         -------------------  -------------------  -------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................            (304,823)              534,146           14,432,667
                                                         -------------------  -------------------  -------------------
      Net increase (decrease) in net assets............            4,128,856            2,669,935           12,472,661
NET ASSETS:
   Beginning of year...................................           15,142,596           12,472,661                   --
                                                         -------------------  -------------------  -------------------
   End of year.........................................  $        19,271,452  $        15,142,596  $        12,472,661
                                                         ===================  ===================  ===================


                                                                                                      MIST METLIFE
                                                               MIST METLIFE BALANCED PLUS            GROWTH STRATEGY
                                                                   INVESTMENT DIVISION             INVESTMENT DIVISION
                                                         ---------------------------------------  --------------------
                                                                2013               2012 (h)             2013 (e)
                                                         ------------------  -------------------  --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              778  $                --  $                --
   Net realized gains (losses).........................               3,942                  119                2,973
   Change in unrealized gains (losses) on investments..               4,689                1,691               51,429
                                                         ------------------  -------------------  --------------------
      Net increase (decrease) in net assets resulting
        from operations................................               9,409                1,810               54,402
                                                         ------------------  -------------------  --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              19,018                2,506               16,570
   Net transfers (including fixed account).............              28,730               42,755              336,406
   Policy charges......................................             (8,924)              (1,138)              (8,172)
   Transfers for policy benefits and terminations......                  --                   --             (16,444)
                                                         ------------------  -------------------  --------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................              38,824               44,123              328,360
                                                         ------------------  -------------------  --------------------
      Net increase (decrease) in net assets............              48,233               45,933              382,762
NET ASSETS:
   Beginning of year...................................              45,933                   --                   --
                                                         ------------------  -------------------  --------------------
   End of year.........................................  $           94,166  $            45,933  $           382,762
                                                         ==================  ===================  ====================

                                                            MIST METLIFE
                                                             MULTI-INDEX
                                                            TARGETED RISK
                                                         INVESTMENT DIVISION
                                                         -------------------
                                                              2013 (e)
                                                         -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 6
   Net realized gains (losses).........................                (194)
   Change in unrealized gains (losses) on investments..                   52
                                                         -------------------
      Net increase (decrease) in net assets resulting
        from operations................................                (136)
                                                         -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                1,546
   Net transfers (including fixed account).............                1,810
   Policy charges......................................                (541)
   Transfers for policy benefits and terminations......                   --
                                                         -------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................                2,815
                                                         -------------------
      Net increase (decrease) in net assets............                2,679
NET ASSETS:
   Beginning of year...................................                   --
                                                         -------------------
   End of year.........................................  $             2,679
                                                         ===================



                                                                        MIST MFS EMERGING MARKETS EQUITY
                                                                               INVESTMENT DIVISION
                                                         -------------------------------------------------------------
                                                                 2013                 2012               2011 (f)
                                                         -------------------  -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             1,482  $             1,167  $                --
   Net realized gains (losses).........................                  254              (1,470)                 (70)
   Change in unrealized gains (losses) on investments..              (3,821)                9,361              (3,209)
                                                         -------------------  -------------------  -------------------
      Net increase (decrease) in net assets resulting
        from operations................................              (2,085)                9,058              (3,279)
                                                         -------------------  -------------------  -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               65,858               18,431                3,938
   Net transfers (including fixed account).............              138,765               46,229               23,265
   Policy charges......................................             (16,190)              (6,816)                (911)
   Transfers for policy benefits and terminations......              (2,469)                (895)                 (63)
                                                         -------------------  -------------------  -------------------
      Net increase (decrease) in net assets resulting
        from policy transactions.......................              185,964               56,949               26,229
                                                         -------------------  -------------------  -------------------
      Net increase (decrease) in net assets............              183,879               66,007               22,950
NET ASSETS:
   Beginning of year...................................               88,957               22,950                   --
                                                         -------------------  -------------------  -------------------
   End of year.........................................  $           272,836  $            88,957  $            22,950
                                                         ===================  ===================  ===================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                           MIST MFS RESEARCH INTERNATIONAL
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2013                   2012                   2011
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            457,179   $            266,180   $            267,989
   Net realized gains (losses).........................                48,641              (345,224)              (233,782)
   Change in unrealized gains (losses) on investments..             2,877,942              2,185,121            (1,480,693)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             3,383,762              2,106,077            (1,446,486)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,318,727              1,458,020              1,640,050
   Net transfers (including fixed account).............             2,955,311              1,660,976                 51,977
   Policy charges......................................             (920,553)              (839,930)              (858,974)
   Transfers for policy benefits and terminations......           (1,090,319)              (841,229)            (1,130,486)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             2,263,166              1,437,837              (297,433)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             5,646,928              3,543,914            (1,743,919)
NET ASSETS:
   Beginning of year...................................            15,720,813             12,176,899             13,920,818
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         21,367,741   $         15,720,813   $         12,176,899
                                                         ====================   ====================   ====================

                                                                         MIST MORGAN STANLEY MID CAP GROWTH
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2013                   2012                   2011
                                                         --------------------   --------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,032,581   $          (579,825)    $           866,726
   Net realized gains (losses).........................             3,781,941              1,677,793              7,856,152
   Change in unrealized gains (losses) on investments..            65,460,998             15,368,250           (21,552,444)
                                                         --------------------   --------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................            70,275,520             16,466,218           (12,829,566)
                                                         --------------------   --------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            19,642,966             21,032,275             22,486,193
   Net transfers (including fixed account).............           (3,859,066)            (1,255,442)            (4,111,245)
   Policy charges......................................          (14,305,433)           (14,401,148)           (15,255,941)
   Transfers for policy benefits and terminations......          (13,831,139)           (13,701,209)           (15,693,955)
                                                         --------------------   --------------------    -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (12,352,672)            (8,325,524)           (12,574,948)
                                                         --------------------   --------------------    -------------------
     Net increase (decrease) in net assets.............            57,922,848              8,140,694           (25,404,514)
NET ASSETS:
   Beginning of year...................................           186,491,111            178,350,417            203,754,931
                                                         --------------------   --------------------    -------------------
   End of year.........................................  $        244,413,959   $        186,491,111    $       178,350,417
                                                         ====================   ====================    ===================

                                                                           MIST OPPENHEIMER GLOBAL EQUITY
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2013                   2012                   2011
                                                         -------------------    -------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           847,938    $           530,726    $            719,512
   Net realized gains (losses).........................            1,128,194                700,180                 892,248
   Change in unrealized gains (losses) on investments..            9,078,535              6,406,670             (5,213,727)
                                                         -------------------    -------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           11,054,667              7,637,576             (3,601,967)
                                                         -------------------    -------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            3,161,117              3,535,071               3,587,418
   Net transfers (including fixed account).............            (609,502)            (1,749,487)               (166,778)
   Policy charges......................................          (2,431,800)            (2,384,677)             (2,520,905)
   Transfers for policy benefits and terminations......          (2,535,936)            (2,687,363)             (3,507,119)
                                                         -------------------    -------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (2,416,121)            (3,286,456)             (2,607,384)
                                                         -------------------    -------------------    --------------------
     Net increase (decrease) in net assets.............            8,638,546              4,351,120             (6,209,351)
NET ASSETS:
   Beginning of year...................................           41,848,339             37,497,219              43,706,570
                                                         -------------------    -------------------    --------------------
   End of year.........................................  $        50,486,885    $        41,848,339    $         37,497,219
                                                         ===================    ===================    ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                         MIST PIMCO INFLATION PROTECTED BOND
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2013                   2012                   2011
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            276,844   $            369,500   $            146,996
   Net realized gains (losses).........................               545,242                800,878                525,047
   Change in unrealized gains (losses) on investments..           (2,018,492)              (101,684)                331,187
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (1,196,406)              1,068,694              1,003,230
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,300,352              1,385,490              1,244,015
   Net transfers (including fixed account).............           (1,029,716)              2,478,586                671,186
   Policy charges......................................             (806,882)              (865,472)              (683,641)
   Transfers for policy benefits and terminations......             (725,408)              (915,239)              (527,827)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,261,654)              2,083,365                703,733
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           (2,458,060)              3,152,059              1,706,963
NET ASSETS:
   Beginning of year...................................            13,671,560             10,519,501              8,812,538
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         11,213,500   $         13,671,560   $         10,519,501
                                                         ====================   ====================   ====================

                                                                               MIST PIMCO TOTAL RETURN
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2013                   2012                   2011
                                                         -------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         2,109,672    $          1,570,173   $          1,281,730
   Net realized gains (losses).........................            1,082,946                 347,234              1,634,121
   Change in unrealized gains (losses) on investments..          (4,155,495)               2,519,869            (1,410,547)
                                                         -------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            (962,877)               4,437,276              1,505,304
                                                         -------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            4,702,504               4,797,851              5,110,970
   Net transfers (including fixed account).............            3,443,762               1,382,335              1,024,517
   Policy charges......................................          (3,408,964)             (3,598,862)            (3,416,996)
   Transfers for policy benefits and terminations......          (4,297,571)             (3,664,586)            (3,694,178)
                                                         -------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              439,731             (1,083,262)              (975,687)
                                                         -------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............            (523,146)               3,354,014                529,617
NET ASSETS:
   Beginning of year...................................           50,485,893              47,131,879             46,602,262
                                                         -------------------    --------------------   --------------------
   End of year.........................................  $        49,962,747    $         50,485,893   $         47,131,879
                                                         ===================    ====================   ====================

                                                                                  MIST PIONEER FUND
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2013                   2012                   2011
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              6,252   $              2,902   $              2,289
   Net realized gains (losses).........................                17,551                  1,266                 21,102
   Change in unrealized gains (losses) on investments..                32,389                 14,560               (30,602)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                56,192                 18,728                (7,211)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 1,433                  4,118                  5,551
   Net transfers (including fixed account).............              (14,658)                     15                (1,284)
   Policy charges......................................               (3,841)                (4,551)                (4,647)
   Transfers for policy benefits and terminations......              (29,228)                     --               (61,915)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (46,294)                  (418)               (62,295)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                 9,898                 18,310               (69,506)
NET ASSETS:
   Beginning of year...................................               194,664                176,354                245,860
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $            204,562   $            194,664   $            176,354
                                                         ====================   ====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                             MIST PYRAMIS
                                                             MANAGED RISK            MIST SCHRODERS GLOBAL MULTI-ASSET
                                                          INVESTMENT DIVISION               INVESTMENT DIVISION
                                                         --------------------  -------------------------------------------
                                                               2013 (e)                2013                 2012 (h)
                                                         --------------------  --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                  2  $                  1   $                 42
   Net realized gains (losses).........................                     5                   187                    103
   Change in unrealized gains (losses) on investments..                     6                 1,498                   (23)
                                                         --------------------  --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                    13                 1,686                    122
                                                         --------------------  --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                   376                 6,592                    792
   Net transfers (including fixed account).............                    48                11,865                  5,247
   Policy charges......................................                 (139)               (3,230)                  (409)
   Transfers for policy benefits and terminations......                    --                    --                     --
                                                         --------------------  --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                   285                15,227                  5,630
                                                         --------------------  --------------------   --------------------
     Net increase (decrease) in net assets.............                   298                16,913                  5,752
NET ASSETS:
   Beginning of year...................................                    --                 5,752                     --
                                                         --------------------  --------------------   --------------------
   End of year.........................................  $                298  $             22,665   $              5,752
                                                         ====================  ====================   ====================


                                                                           MIST SSGA GROWTH AND INCOME ETF
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2013                   2012                   2011
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            177,538   $            126,210   $             67,326
   Net realized gains (losses).........................               250,766                168,614                123,633
   Change in unrealized gains (losses) on investments..               431,610                365,606              (151,325)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               859,914                660,430                 39,634
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               862,220                646,514                610,076
   Net transfers (including fixed account).............               630,532                942,683                653,921
   Policy charges......................................             (442,367)              (351,822)              (275,433)
   Transfers for policy benefits and terminations......             (250,215)              (341,292)              (235,978)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               800,170                896,083                752,586
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             1,660,084              1,556,513                792,220
NET ASSETS:
   Beginning of year...................................             6,167,640              4,611,127              3,818,907
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $          7,827,724   $          6,167,640   $          4,611,127
                                                         ====================   ====================   ====================


                                                                                MIST SSGA GROWTH ETF
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2013                   2012                   2011
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            102,918   $             74,518   $             52,353
   Net realized gains (losses).........................               255,766                177,699                 63,035
   Change in unrealized gains (losses) on investments..               467,150                279,360              (183,850)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               825,834                531,577               (68,462)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               588,590                510,609                473,918
   Net transfers (including fixed account).............               627,263                331,103                671,574
   Policy charges......................................             (282,734)              (237,442)              (208,531)
   Transfers for policy benefits and terminations......             (433,221)              (200,877)              (238,362)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               499,898                403,393                698,599
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             1,325,732                934,970                630,137
NET ASSETS:
   Beginning of year...................................             4,244,488              3,309,518              2,679,381
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $          5,570,220   $          4,244,488   $          3,309,518
                                                         ====================   ====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                          MIST T. ROWE PRICE LARGE CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                   2011
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             30,041    $             19,582   $               9,481
   Net realized gains (losses).........................                22,312                 (1,403)               (435,260)
   Change in unrealized gains (losses) on investments..               456,298                 181,043                 577,510
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................               508,651                 199,222                 151,731
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 7,454                   7,131                   4,938
   Net transfers (including fixed account).............               326,923                  49,898             (4,150,820)
   Policy charges......................................              (25,078)                (17,285)                (46,340)
   Transfers for policy benefits and terminations......             (112,478)                     (5)             (1,102,016)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               196,821                  39,739             (5,294,238)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............               705,472                 238,961             (5,142,507)
NET ASSETS:
   Beginning of year...................................             1,320,515               1,081,554               6,224,061
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $          2,025,987    $          1,320,515   $           1,081,554
                                                         ====================    ====================   =====================

                                                                           MIST T. ROWE PRICE MID CAP GROWTH
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                  2013                   2012                    2011
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              65,404   $           (29,751)    $           (30,563)
   Net realized gains (losses).........................              1,831,913              2,629,009                 872,771
   Change in unrealized gains (losses) on investments..              5,764,932                206,878             (1,837,318)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              7,662,249              2,806,136               (995,110)
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              1,926,999              1,915,712               2,194,867
   Net transfers (including fixed account).............                205,058            (5,662,939)               5,978,566
   Policy charges......................................            (1,381,598)            (1,349,872)             (1,564,864)
   Transfers for policy benefits and terminations......            (1,809,707)            (1,768,009)             (1,643,740)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (1,059,248)            (6,865,108)               4,964,829
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............              6,603,001            (4,058,972)               3,969,719
NET ASSETS:
   Beginning of year...................................             21,145,655             25,204,627              21,234,908
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $          27,748,656   $         21,145,655    $         25,204,627
                                                         =====================   ====================    ====================

                                                                           MIST THIRD AVENUE SMALL CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2013                    2012                   2011
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              9,744    $                 --   $              9,414
   Net realized gains (losses).........................                47,240                  12,071                 86,881
   Change in unrealized gains (losses) on investments..               199,123                 129,525              (240,493)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               256,107                 141,596              (144,198)
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                18,262                  66,068                 28,968
   Net transfers (including fixed account).............              (70,109)                (58,431)              (400,494)
   Policy charges......................................              (22,081)                (25,818)               (28,620)
   Transfers for policy benefits and terminations......             (106,096)                (47,729)              (225,194)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (180,024)                (65,910)              (625,340)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............                76,083                  75,686              (769,538)
NET ASSETS:
   Beginning of year...................................               881,737                 806,051              1,575,589
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $            957,820    $            881,737   $            806,051
                                                         ====================    ====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                        MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                    2011
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            476,439    $            341,410   $             546,449
   Net realized gains (losses).........................             (474,270)             (1,190,404)               (808,593)
   Change in unrealized gains (losses) on investments..             5,921,616               7,502,480             (8,900,342)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................             5,923,785               6,653,486             (9,162,486)
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             4,172,944               4,637,990               4,892,915
   Net transfers (including fixed account).............              (82,846)             (1,376,713)                 100,755
   Policy charges......................................           (2,853,344)             (2,907,524)             (3,147,651)
   Transfers for policy benefits and terminations......           (2,703,864)             (2,527,135)             (2,530,848)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,467,110)             (2,173,382)               (684,829)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............             4,456,675               4,480,104             (9,847,315)
NET ASSETS:
   Beginning of year...................................            40,399,665              35,919,561              45,766,876
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $         44,856,340    $         40,399,665   $          35,919,561
                                                         ====================    ====================   =====================

                                                                           MSF BARCLAYS AGGREGATE BOND INDEX
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                    2011
                                                         --------------------    --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          4,070,313    $          4,231,088    $          3,875,815
   Net realized gains (losses).........................               125,172                 604,720                 843,640
   Change in unrealized gains (losses) on investments..           (6,977,167)               (447,969)               3,276,276
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (2,781,682)               4,387,839               7,995,731
                                                         --------------------    --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            11,646,001              12,468,986              12,546,475
   Net transfers (including fixed account).............            11,038,720               7,067,547             (5,035,008)
   Policy charges......................................           (8,147,262)             (8,609,472)             (8,528,408)
   Transfers for policy benefits and terminations......           (6,747,468)             (7,662,930)            (12,699,958)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             7,789,991               3,264,131            (13,716,899)
                                                         --------------------    --------------------    --------------------
     Net increase (decrease) in net assets.............             5,008,309               7,651,970             (5,721,168)
NET ASSETS:
   Beginning of year...................................           116,415,557             108,763,587             114,484,755
                                                         --------------------    --------------------    --------------------
   End of year.........................................  $        121,423,866    $        116,415,557    $        108,763,587
                                                         ====================    ====================    ====================

                                                                               MSF BLACKROCK BOND INCOME
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                  2013                   2012                    2011
                                                         ---------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           2,989,203   $           1,971,467   $          2,986,399
   Net realized gains (losses).........................              2,148,415                 905,570                132,024
   Change in unrealized gains (losses) on investments..            (6,076,619)               2,995,775              1,930,533
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (939,001)               5,872,812              5,048,956
                                                         ---------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              7,196,561               7,520,502              7,828,777
   Net transfers (including fixed account).............                376,688                 238,363            (1,265,327)
   Policy charges......................................            (5,905,721)             (6,492,283)            (6,574,083)
   Transfers for policy benefits and terminations......            (4,992,049)             (5,691,274)            (5,835,954)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (3,324,521)             (4,424,692)            (5,846,587)
                                                         ---------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............            (4,263,522)               1,448,120              (797,631)
NET ASSETS:
   Beginning of year...................................             85,513,325              84,065,205             84,862,836
                                                         ---------------------   ---------------------   --------------------
   End of year.........................................  $          81,249,803   $          85,513,325   $         84,065,205
                                                         =====================   =====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                          MSF BLACKROCK CAPITAL APPRECIATION
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2013                    2012                   2011
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            135,824   $              33,557   $              6,652
   Net realized gains (losses).........................               321,200                 261,278                137,813
   Change in unrealized gains (losses) on investments..             4,769,715               1,344,869              (879,158)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             5,226,739               1,639,704              (734,693)
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,539,986               2,048,562              1,133,989
   Net transfers (including fixed account).............             1,984,291               4,185,125              1,403,176
   Policy charges......................................             (888,848)               (887,196)              (567,701)
   Transfers for policy benefits and terminations......             (994,087)               (341,906)            (1,189,484)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             1,641,342               5,004,585                779,980
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............             6,868,081               6,644,289                 45,287
NET ASSETS:
   Beginning of year...................................            14,012,099               7,367,810              7,322,523
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $         20,880,180   $          14,012,099   $          7,367,810
                                                         ====================   =====================   ====================

                                                                               MSF BLACKROCK DIVERSIFIED
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2013                    2012                   2011
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          5,446,288    $          4,600,384   $          4,934,321
   Net realized gains (losses).........................             2,747,913               1,094,116              (191,522)
   Change in unrealized gains (losses) on investments..            43,444,585              23,691,349              3,658,514
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            51,638,786              29,385,849              8,401,313
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            24,527,235              26,242,636             27,879,758
   Net transfers (including fixed account).............             (283,654)             (1,486,565)              (878,239)
   Policy charges......................................          (22,861,275)            (23,779,226)           (23,910,845)
   Transfers for policy benefits and terminations......          (17,190,722)            (18,935,103)           (19,040,111)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (15,808,416)            (17,958,258)           (15,949,437)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............            35,830,370              11,427,591            (7,548,124)
NET ASSETS:
   Beginning of year...................................           266,981,783             255,554,192            263,102,316
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $        302,812,153    $        266,981,783   $        255,554,192
                                                         ====================    ====================   ====================

                                                                            MSF BLACKROCK LARGE CAP VALUE
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2013                   2012                    2011
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            205,780   $            209,379    $            129,733
   Net realized gains (losses).........................               916,715              2,007,312                (80,782)
   Change in unrealized gains (losses) on investments..             3,399,848              (358,711)                 254,349
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             4,522,343              1,857,980                 303,300
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,703,921              1,824,774               1,997,147
   Net transfers (including fixed account).............               136,294              (541,800)                  22,211
   Policy charges......................................           (1,017,256)              (986,361)               (953,175)
   Transfers for policy benefits and terminations......           (1,178,677)            (1,176,695)               (955,568)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (355,718)              (880,082)                 110,615
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............             4,166,625                977,898                 413,915
NET ASSETS:
   Beginning of year...................................            14,290,950             13,313,052              12,899,137
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $         18,457,575   $         14,290,950    $         13,313,052
                                                         ====================   ====================    ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                             MSF BLACKROCK MONEY MARKET
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2013                   2012                   2011
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (45,649)   $           (48,731)   $           (47,046)
   Net realized gains (losses).........................                    --                     --                     --
   Change in unrealized gains (losses) on investments..                    --                     --                     --
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (45,649)               (48,731)               (47,046)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             3,313,077              1,122,876              6,905,158
   Net transfers (including fixed account).............               981,039              4,792,952           (10,656,392)
   Policy charges......................................           (1,064,647)              (709,203)            (1,223,525)
   Transfers for policy benefits and terminations......           (2,676,395)            (2,666,648)            (4,013,323)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               553,074              2,539,977            (8,988,082)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............               507,425              2,491,246            (9,035,128)
NET ASSETS:
   Beginning of year...................................            23,274,454             20,783,208             29,818,336
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         23,781,879   $         23,274,454   $         20,783,208
                                                         ====================   ====================   ====================

                                                                               MSF DAVIS VENTURE VALUE
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2013                   2012                   2011
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            855,040   $            426,207   $            594,738
   Net realized gains (losses).........................             2,782,148                549,533                492,146
   Change in unrealized gains (losses) on investments..            15,346,828              5,763,493            (3,392,027)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            18,984,016              6,739,233            (2,305,143)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             5,941,838              6,480,032              7,273,891
   Net transfers (including fixed account).............           (2,306,865)              (813,439)                 33,336
   Policy charges......................................           (3,965,087)            (3,889,505)            (4,125,791)
   Transfers for policy benefits and terminations......           (4,143,551)            (3,947,761)            (5,136,119)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (4,473,665)            (2,170,673)            (1,954,683)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            14,510,351              4,568,560            (4,259,826)
NET ASSETS:
   Beginning of year...................................            58,219,352             53,650,792             57,910,618
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         72,729,703   $         58,219,352   $         53,650,792
                                                         ====================   ====================   ====================

                                                                             MSF FRONTIER MID CAP GROWTH
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                2013                    2012                   2011
                                                         -------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,219,986    $        (1,258,555)   $          (701,469)
   Net realized gains (losses).........................           10,646,811               2,892,428              2,544,325
   Change in unrealized gains (losses) on investments..           45,562,137              17,096,166            (8,863,059)
                                                         -------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           57,428,934              18,730,039            (7,020,203)
                                                         -------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........           15,025,336              17,178,798             17,102,384
   Net transfers (including fixed account).............          (9,140,683)             (3,218,712)              3,214,026
   Policy charges......................................         (13,251,775)            (13,834,330)           (14,177,756)
   Transfers for policy benefits and terminations......         (12,787,266)            (13,147,114)           (14,269,181)
                                                         -------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................         (20,154,388)            (13,021,358)            (8,130,527)
                                                         -------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............           37,274,546               5,708,681           (15,150,730)
NET ASSETS:
   Beginning of year...................................          190,699,476             184,990,795            200,141,525
                                                         -------------------    --------------------   --------------------
   End of year.........................................  $       227,974,022    $        190,699,476   $        184,990,795
                                                         ===================    ====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                                  MSF JENNISON GROWTH
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2013                    2012                   2011
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             69,286    $             28,105   $             35,563
   Net realized gains (losses).........................               748,650               2,811,173                251,119
   Change in unrealized gains (losses) on investments..             5,442,828               (683,735)              (215,551)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             6,260,764               2,155,543                 71,131
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,523,693               1,531,550              1,444,160
   Net transfers (including fixed account).............             (654,269)               2,297,949               (43,841)
   Policy charges......................................           (1,190,262)             (1,167,566)            (1,041,433)
   Transfers for policy benefits and terminations......           (1,960,411)             (1,209,351)            (1,671,932)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (2,281,249)               1,452,582            (1,313,046)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............             3,979,515               3,608,125            (1,241,915)
NET ASSETS:
   Beginning of year...................................            17,774,611              14,166,486             15,408,401
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $         21,754,126    $         17,774,611   $         14,166,486
                                                         ====================    ====================   ====================

                                                                          MSF LOOMIS SAYLES SMALL CAP CORE
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2013                   2012                    2011
                                                         --------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             72,558   $           (18,930)   $               1,388
   Net realized gains (losses).........................             2,242,704                734,986                 258,722
   Change in unrealized gains (losses) on investments..             5,169,026              1,736,369               (166,265)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................             7,484,288              2,452,425                  93,845
                                                         --------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,615,232              1,746,601               1,937,235
   Net transfers (including fixed account).............             (215,054)              (297,817)               (342,656)
   Policy charges......................................           (1,228,517)            (1,178,997)             (1,184,554)
   Transfers for policy benefits and terminations......           (1,483,788)            (1,329,599)             (1,342,670)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,312,127)            (1,059,812)               (932,645)
                                                         --------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............             6,172,161              1,392,613               (838,800)
NET ASSETS:
   Beginning of year...................................            18,836,597             17,443,984              18,282,784
                                                         --------------------   --------------------   ---------------------
   End of year.........................................  $         25,008,758   $         18,836,597   $          17,443,984
                                                         ====================   ====================   =====================

                                                                         MSF LOOMIS SAYLES SMALL CAP GROWTH
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2013                   2012                   2011
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            (8,824)   $            (7,211)   $            (7,268)
   Net realized gains (losses).........................               444,863                192,524                104,198
   Change in unrealized gains (losses) on investments..             3,463,471                678,535                121,090
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             3,899,510                863,848                218,020
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               804,491                809,473                919,698
   Net transfers (including fixed account).............               748,405              (560,400)                627,796
   Policy charges......................................             (585,929)              (544,759)              (543,214)
   Transfers for policy benefits and terminations......             (824,857)              (652,904)              (472,962)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               142,110              (948,590)                531,318
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             4,041,620               (84,742)                749,338
NET ASSETS:
   Beginning of year...................................             8,095,037              8,179,779              7,430,441
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         12,136,657   $          8,095,037   $          8,179,779
                                                         ====================   ====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                             MSF MET/ARTISAN MID CAP VALUE
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                    2011
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             506,787   $            436,661    $            407,836
   Net realized gains (losses).........................                684,691              (286,700)               (412,007)
   Change in unrealized gains (losses) on investments..             16,708,173              5,263,295               3,096,938
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             17,899,651              5,413,256               3,092,767
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              4,818,272              5,235,295               5,738,107
   Net transfers (including fixed account).............              (164,067)              (939,024)               (545,207)
   Policy charges......................................            (3,575,679)            (3,448,574)             (3,492,122)
   Transfers for policy benefits and terminations......            (4,519,220)            (3,304,159)             (4,205,697)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (3,440,694)            (2,456,462)             (2,504,919)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............             14,458,957              2,956,794                 587,848
NET ASSETS:
   Beginning of year...................................             50,145,783             47,188,989              46,601,141
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $          64,604,740   $         50,145,783    $         47,188,989
                                                         =====================   ====================    ====================

                                                                          MSF METLIFE CONSERVATIVE ALLOCATION
                                                                                  INVESTMENT DIVISION
                                                         ---------------------------------------------------------------------
                                                                  2013                   2012                    2011
                                                         ---------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             160,505   $             138,695   $              90,783
   Net realized gains (losses).........................                 81,883                 174,266                  77,218
   Change in unrealized gains (losses) on investments..               (14,063)                 123,869                (37,275)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                228,325                 436,830                 130,726
                                                         ---------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                533,556                 568,235                 485,812
   Net transfers (including fixed account).............              (150,585)               1,144,105                 943,856
   Policy charges......................................              (484,460)               (430,185)               (382,404)
   Transfers for policy benefits and terminations......              (355,218)               (704,305)               (843,231)
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (456,707)                 577,850                 204,033
                                                         ---------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............              (228,382)               1,014,680                 334,759
NET ASSETS:
   Beginning of year...................................              5,385,935               4,371,255               4,036,496
                                                         ---------------------   ---------------------   ---------------------
   End of year.........................................  $           5,157,553   $           5,385,935   $           4,371,255
                                                         =====================   =====================   =====================

                                                                    MSF METLIFE CONSERVATIVE TO MODERATE ALLOCATION
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                    2011
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            235,287    $            205,059   $             143,058
   Net realized gains (losses).........................               306,341                  81,535                 135,436
   Change in unrealized gains (losses) on investments..               418,401                 541,162               (210,123)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................               960,029                 827,756                  68,371
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,011,525               1,481,933                 968,450
   Net transfers (including fixed account).............               150,570                 843,570               (142,377)
   Policy charges......................................             (748,237)               (736,496)               (655,066)
   Transfers for policy benefits and terminations......             (741,985)               (304,695)               (600,517)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (328,127)               1,284,312               (429,510)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............               631,902               2,112,068               (361,139)
NET ASSETS:
   Beginning of year...................................             8,676,630               6,564,562               6,925,701
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $          9,308,532    $          8,676,630   $           6,564,562
                                                         ====================    ====================   =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                            MSF METLIFE MID CAP STOCK INDEX
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                   2011
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            921,665   $             611,419   $             541,527
   Net realized gains (losses).........................             4,180,005               3,617,861               3,401,215
   Change in unrealized gains (losses) on investments..            18,736,176               6,545,785             (4,954,472)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................            23,837,846              10,775,065             (1,011,730)
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             6,442,989               6,251,227               6,663,417
   Net transfers (including fixed account).............             6,297,964               (874,909)                 550,217
   Policy charges......................................           (4,821,378)             (4,370,955)             (4,391,491)
   Transfers for policy benefits and terminations......           (5,452,511)             (4,820,226)             (4,758,860)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             2,467,064             (3,814,863)             (1,936,717)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............            26,304,910               6,960,202             (2,948,447)
NET ASSETS:
   Beginning of year...................................            69,807,817              62,847,615              65,796,062
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $         96,112,727   $          69,807,817   $          62,847,615
                                                         ====================   =====================   =====================

                                                                            MSF METLIFE MODERATE ALLOCATION
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                   2011
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            978,796   $             983,338   $             602,357
   Net realized gains (losses).........................             1,591,249                 307,411                 234,474
   Change in unrealized gains (losses) on investments..             5,640,223               3,912,908             (1,362,402)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................             8,210,268               5,203,657               (525,571)
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             5,151,753               5,386,770               5,784,576
   Net transfers (including fixed account).............             (136,518)               1,630,562               3,395,270
   Policy charges......................................           (3,553,677)             (3,268,135)             (3,141,873)
   Transfers for policy benefits and terminations......           (3,662,499)             (3,139,425)             (3,138,424)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (2,200,941)                 609,772               2,899,549
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............             6,009,327               5,813,429               2,373,978
NET ASSETS:
   Beginning of year...................................            45,401,738              39,588,309              37,214,331
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $         51,411,065   $          45,401,738   $          39,588,309
                                                         ====================   =====================   =====================

                                                                     MSF METLIFE MODERATE TO AGGRESSIVE ALLOCATION
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                    2011
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,331,275    $          1,452,530   $           1,000,387
   Net realized gains (losses).........................             1,631,177                 342,924                 112,005
   Change in unrealized gains (losses) on investments..            15,682,919               8,619,633             (3,772,324)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................            18,645,371              10,415,087             (2,659,932)
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             9,997,220              10,953,737              12,078,791
   Net transfers (including fixed account).............             (970,786)               (395,131)               1,724,329
   Policy charges......................................           (5,392,604)             (5,381,249)             (5,360,003)
   Transfers for policy benefits and terminations......           (5,660,564)             (4,722,972)             (4,677,007)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (2,026,734)                 454,385               3,766,110
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............            16,618,637              10,869,472               1,106,178
NET ASSETS:
   Beginning of year...................................            77,039,719              66,170,247              65,064,069
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $         93,658,356    $         77,039,719   $          66,170,247
                                                         ====================    ====================   =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                               MSF METLIFE STOCK INDEX
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2013                   2012                    2011
                                                         --------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         13,291,250   $         10,948,530    $          9,520,127
   Net realized gains (losses).........................            24,663,718              8,830,477               3,790,443
   Change in unrealized gains (losses) on investments..           191,004,236             82,239,455             (2,093,968)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           228,959,204            102,018,462              11,216,602
                                                         --------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            74,274,408             78,256,067              80,842,256
   Net transfers (including fixed account).............          (13,931,092)           (12,171,521)             (3,601,844)
   Policy charges......................................          (46,520,238)           (45,906,276)            (44,463,278)
   Transfers for policy benefits and terminations......          (56,333,579)           (51,016,668)            (47,119,534)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (42,510,501)           (30,838,398)            (14,342,400)
                                                         --------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............           186,448,703             71,180,064             (3,125,798)
NET ASSETS:
   Beginning of year...................................           739,806,231            668,626,167             671,751,965
                                                         --------------------   --------------------    --------------------
   End of year.........................................  $        926,254,934   $        739,806,231    $        668,626,167
                                                         ====================   ====================    ====================

                                                                                MSF MFS TOTAL RETURN
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2013                   2012                   2011
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            218,647   $            214,049   $            202,563
   Net realized gains (losses).........................                99,210                 32,260               (29,847)
   Change in unrealized gains (losses) on investments..             1,215,884                595,278               (11,189)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             1,533,741                841,587                161,527
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               855,275                920,793              1,027,479
   Net transfers (including fixed account).............               222,090                252,642              (126,958)
   Policy charges......................................             (611,556)              (606,480)              (606,881)
   Transfers for policy benefits and terminations......             (576,957)              (627,444)              (801,101)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (111,148)               (60,489)              (507,461)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............             1,422,593                781,098              (345,934)
NET ASSETS:
   Beginning of year...................................             8,143,436              7,362,338              7,708,272
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $          9,566,029   $          8,143,436   $          7,362,338
                                                         ====================   ====================   ====================

                                                                                    MSF MFS VALUE
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2013                   2012                    2011
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,170,720   $           1,031,624   $            789,787
   Net realized gains (losses).........................             3,182,904                 969,095               (44,982)
   Change in unrealized gains (losses) on investments..            17,288,533               6,505,435              (346,891)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            21,642,157               8,506,154                397,914
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             5,983,336               5,745,674              6,217,602
   Net transfers (including fixed account).............             7,686,212               (975,483)                423,365
   Policy charges......................................           (4,505,565)             (3,989,183)            (3,874,897)
   Transfers for policy benefits and terminations......           (4,815,384)             (3,759,106)            (4,853,465)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             4,348,599             (2,978,098)            (2,087,395)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............            25,990,756               5,528,056            (1,689,481)
NET ASSETS:
   Beginning of year...................................            57,891,425              52,363,369             54,052,850
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $         83,882,181   $          57,891,425   $         52,363,369
                                                         ====================   =====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                                 MSF MSCI EAFE INDEX
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2013                   2012                   2011
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          2,211,085   $          1,958,070   $          1,512,474
   Net realized gains (losses).........................               838,301               (63,228)                137,025
   Change in unrealized gains (losses) on investments..            11,746,223              9,143,347            (9,604,700)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            14,795,609             11,038,189            (7,955,201)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             6,716,745              6,997,903              7,277,374
   Net transfers (including fixed account).............               128,185            (1,236,350)              3,903,398
   Policy charges......................................           (4,441,685)            (4,297,245)            (4,316,752)
   Transfers for policy benefits and terminations......           (4,377,881)            (4,040,162)            (4,517,098)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,974,636)            (2,575,854)              2,346,922
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            12,820,973              8,462,335            (5,608,279)
NET ASSETS:
   Beginning of year...................................            68,221,885             59,759,550             65,367,829
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         81,042,858   $         68,221,885   $         59,759,550
                                                         ====================   ====================   ====================

                                                                            MSF NEUBERGER BERMAN GENESIS
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2013                   2012                   2011
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            655,453   $            222,015   $            520,241
   Net realized gains (losses).........................               614,602              (730,868)              (976,828)
   Change in unrealized gains (losses) on investments..            30,722,824              8,168,095              4,961,322
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            31,992,879              7,659,242              4,504,735
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             8,008,218              8,263,575              8,942,665
   Net transfers (including fixed account).............             3,343,892            (1,257,789)            (1,072,904)
   Policy charges......................................           (6,107,509)            (5,820,066)            (5,900,591)
   Transfers for policy benefits and terminations......           (6,615,611)            (5,714,422)            (5,912,935)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,371,010)            (4,528,702)            (3,943,765)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            30,621,869              3,130,540                560,970
NET ASSETS:
   Beginning of year...................................            82,409,606             79,279,066             78,718,096
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        113,031,475   $         82,409,606   $         79,279,066
                                                         ====================   ====================   ====================

                                                                               MSF RUSSELL 2000 INDEX
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2013                   2012                   2011
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            935,087   $            584,115   $            521,188
   Net realized gains (losses).........................             1,797,318                721,576                734,988
   Change in unrealized gains (losses) on investments..            17,937,722              6,793,518            (3,300,203)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            20,670,127              8,099,209            (2,044,027)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             4,998,071              5,255,166              5,547,834
   Net transfers (including fixed account).............           (1,828,111)            (1,271,073)                238,532
   Policy charges......................................           (3,577,463)            (3,472,278)            (3,520,009)
   Transfers for policy benefits and terminations......           (3,961,136)            (3,852,208)            (5,646,773)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (4,368,639)            (3,340,393)            (3,380,416)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............            16,301,488              4,758,816            (5,424,443)
NET ASSETS:
   Beginning of year...................................            55,930,600             51,171,784             56,596,227
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         72,232,088   $         55,930,600   $         51,171,784
                                                         ====================   ====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                         MSF T. ROWE PRICE LARGE CAP GROWTH
                                                                                 INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2013                   2012                    2011
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            121,572   $              35,218   $             17,757
   Net realized gains (losses).........................             2,302,973                 996,117                908,859
   Change in unrealized gains (losses) on investments..            19,823,349               6,924,755            (1,383,140)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            22,247,894               7,956,090              (456,524)
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             4,856,717               3,933,872              4,270,409
   Net transfers (including fixed account).............            12,281,657               1,360,962                162,723
   Policy charges......................................           (3,980,799)             (3,253,193)            (3,125,126)
   Transfers for policy benefits and terminations......           (4,480,626)             (2,912,602)            (4,309,233)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             8,676,949               (870,961)            (3,001,227)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............            30,924,843               7,085,129            (3,457,751)
NET ASSETS:
   Beginning of year...................................            49,402,465              42,317,336             45,775,087
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $         80,327,308   $          49,402,465   $         42,317,336
                                                         ====================   =====================   ====================

                                                                          MSF T. ROWE PRICE SMALL CAP GROWTH
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2013                    2012                   2011
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             16,840   $           (304,065)   $          (301,663)
   Net realized gains (losses).........................             9,434,117              11,464,320              2,332,511
   Change in unrealized gains (losses) on investments..            30,236,593               2,263,900              (846,789)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            39,687,550              13,424,155              1,184,059
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             6,334,314               7,087,296              6,244,277
   Net transfers (including fixed account).............           (2,078,011)             (2,999,440)              3,733,237
   Policy charges......................................           (5,566,115)             (5,536,576)            (5,439,543)
   Transfers for policy benefits and terminations......           (6,511,897)             (5,390,198)            (6,901,125)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (7,821,709)             (6,838,918)            (2,363,154)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............            31,865,841               6,585,237            (1,179,095)
NET ASSETS:
   Beginning of year...................................            93,411,008              86,825,771             88,004,866
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $        125,276,849   $          93,411,008   $         86,825,771
                                                         ====================   =====================   ====================

                                                                         MSF VAN ECK GLOBAL NATURAL RESOURCES
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                 2011 (f)
                                                         ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $                 669   $                 --   $                  --
   Net realized gains (losses).........................                   (55)                  1,884                    (45)
   Change in unrealized gains (losses) on investments..                 14,171                (2,269)                 (2,198)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................                 14,785                  (385)                 (2,243)
                                                         ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                 55,907                 16,626                   3,321
   Net transfers (including fixed account).............                 60,548                 29,151                  12,824
   Policy charges......................................               (13,231)                (5,086)                   (710)
   Transfers for policy benefits and terminations......                (1,067)                   (62)                    (13)
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                102,157                 40,629                  15,422
                                                         ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets.............                116,942                 40,244                  13,179
NET ASSETS:
   Beginning of year...................................                 53,423                 13,179                      --
                                                         ---------------------   --------------------   ---------------------
   End of year.........................................  $             170,365   $             53,423   $              13,179
                                                         =====================   ====================   =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                              MSF WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                 INVESTMENT DIVISION
                                                         ------------------------------------------------------------------
                                                                 2013                   2012                   2011
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,226,086   $            859,018   $          1,177,683
   Net realized gains (losses).........................               194,088                204,230                144,847
   Change in unrealized gains (losses) on investments..           (1,174,913)              1,584,984                 64,600
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               245,261              2,648,232              1,387,130
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             2,229,010              2,376,193              2,593,403
   Net transfers (including fixed account).............             1,081,271                559,734              (646,114)
   Policy charges......................................           (1,575,456)            (1,697,175)            (1,707,630)
   Transfers for policy benefits and terminations......           (2,069,679)            (1,967,837)            (1,876,403)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (334,854)              (729,085)            (1,636,744)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............              (89,593)              1,919,147              (249,614)
NET ASSETS:
   Beginning of year...................................            25,456,035             23,536,888             23,786,502
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         25,366,442   $         25,456,035   $         23,536,888
                                                         ====================   ====================   ====================

                                                                     MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                 2013                    2012                   2011
                                                         --------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            337,175    $            330,891   $            229,900
   Net realized gains (losses).........................                 3,029                  19,763                564,972
   Change in unrealized gains (losses) on investments..             (476,487)                 185,906                 82,587
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (136,283)                 536,560                877,459
                                                         --------------------    --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,775,872               1,850,612              2,130,621
   Net transfers (including fixed account).............               653,302                 271,627              (428,475)
   Policy charges......................................           (1,231,455)             (1,308,474)            (1,367,530)
   Transfers for policy benefits and terminations......           (1,189,735)             (1,163,575)            (1,409,928)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                 7,984               (349,810)            (1,075,312)
                                                         --------------------    --------------------   --------------------
     Net increase (decrease) in net assets.............             (128,299)                 186,750              (197,853)
NET ASSETS:
   Beginning of year...................................            16,622,548              16,435,798             16,633,651
                                                         --------------------    --------------------   --------------------
   End of year.........................................  $         16,494,249    $         16,622,548   $         16,435,798
                                                         ====================    ====================   ====================

                                                                                  PIMCO VIT ALL ASSET
                                                                                  INVESTMENT DIVISION
                                                         -------------------------------------------------------------------
                                                                  2013                   2012                 2011 (f)
                                                         ---------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              21,748   $              6,301   $              2,796
   Net realized gains (losses).........................                  (591)                    190                     --
   Change in unrealized gains (losses) on investments..               (24,638)                  8,832                (1,176)
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................                (3,481)                 15,323                  1,620
                                                         ---------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                     --                     --                  8,337
   Net transfers (including fixed account).............                897,967                 24,949                 86,523
   Policy charges......................................                (7,144)                (4,485)                  (342)
   Transfers for policy benefits and terminations......               (94,966)                    (6)                     --
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................                795,857                 20,458                 94,518
                                                         ---------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............                792,376                 35,781                 96,138
NET ASSETS:
   Beginning of year...................................                131,919                 96,138                     --
                                                         ---------------------   --------------------   --------------------
   End of year.........................................  $             924,295   $            131,919   $             96,138
                                                         =====================   ====================   ====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                    PIMCO VIT
                                                 COMMODITY REAL
                                                 RETURN STRATEGY
                                               INVESTMENT DIVISION
                                              --------------------
                                                    2013 (e)
                                              --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............  $                 --
   Net realized gains (losses)..............                   (5)
   Change in unrealized gains (losses)
     on investments.........................                 (126)
                                              --------------------
     Net increase (decrease) in net assets
        resulting from operations...........                 (131)
                                              --------------------
POLICY TRANSACTIONS:
   Premium payments received from
     policy owners..........................                    --
   Net transfers (including fixed account)..                 6,189
   Policy charges...........................                 (275)
   Transfers for policy benefits and
     terminations...........................                    --
                                              --------------------
     Net increase (decrease) in net assets
        resulting from policy transactions..                 5,914
                                              --------------------
     Net increase (decrease) in net assets..                 5,783
NET ASSETS:
   Beginning of year........................                    --
                                              --------------------
   End of year..............................  $              5,783
                                              ====================



                                                                    PIMCO VIT LOW DURATION
                                                                      INVESTMENT DIVISION
                                              ------------------------------------------------------------------
                                                      2013                   2012                   2011
                                              --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............  $             22,872   $             18,366   $             13,732
   Net realized gains (losses)..............                 3,304                  1,749                    618
   Change in unrealized gains (losses)
     on investments.........................              (33,450)                 34,493                (6,243)
                                              --------------------   --------------------   --------------------
     Net increase (decrease) in net assets
        resulting from operations...........               (7,274)                 54,608                  8,107
                                              --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from
     policy owners..........................                 2,809                 33,008                 43,028
   Net transfers (including fixed account)..               888,377                (5,071)                153,678
   Policy charges...........................              (36,664)               (42,837)               (21,336)
   Transfers for policy benefits and
     terminations...........................             (262,466)                  (202)                     --
                                              --------------------   --------------------   --------------------
     Net increase (decrease) in net assets
        resulting from policy transactions..               592,056               (15,102)                175,370
                                              --------------------   --------------------   --------------------
     Net increase (decrease) in net assets..               584,782                 39,506                183,477
NET ASSETS:
   Beginning of year........................               985,514                946,008                762,531
                                              --------------------   --------------------   --------------------
   End of year..............................  $          1,570,296   $            985,514   $            946,008
                                              ====================   ====================   ====================



                                                                 PIONEER VCT EMERGING MARKETS
                                                                      INVESTMENT DIVISION
                                              -----------------------------------------------------------------
                                                      2013                   2012                   2011
                                              --------------------   -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............  $              2,107   $             1,600    $                --
   Net realized gains (losses)..............                 7,544                22,375                121,447
   Change in unrealized gains (losses)
     on investments.........................              (24,888)                20,209              (327,299)
                                              --------------------   -------------------    -------------------
     Net increase (decrease) in net assets
        resulting from operations...........              (15,237)                44,184              (205,852)
                                              --------------------   -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from
     policy owners..........................                73,106                83,715                104,589
   Net transfers (including fixed account)..              (19,573)               166,019                193,458
   Policy charges...........................              (16,208)              (22,137)               (25,931)
   Transfers for policy benefits and
     terminations...........................             (426,418)                    --              (649,132)
                                              --------------------   -------------------    -------------------
     Net increase (decrease) in net assets
        resulting from policy transactions..             (389,093)               227,597              (377,016)
                                              --------------------   -------------------    -------------------
     Net increase (decrease) in net assets..             (404,330)               271,781              (582,868)
NET ASSETS:
   Beginning of year........................               673,079               401,298                984,166
                                              --------------------   -------------------    -------------------
   End of year..............................  $            268,749   $           673,079    $           401,298
                                              ====================   ===================    ===================



                                                                  PIONEER VCT MID CAP VALUE
                                                                     INVESTMENT DIVISION
                                              -----------------------------------------------------------------
                                                     2013                   2012                   2011
                                              -------------------    -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............  $               425    $             1,561    $             1,190
   Net realized gains (losses)..............               29,038                    595                    580
   Change in unrealized gains (losses)
     on investments.........................              (1,134)                 12,468               (11,556)
                                              -------------------    -------------------    -------------------
     Net increase (decrease) in net assets
        resulting from operations...........               28,329                 14,624                (9,786)
                                              -------------------    -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from
     policy owners..........................                   --                  8,995                     --
   Net transfers (including fixed account)..            (126,970)                  1,893                 51,112
   Policy charges...........................              (4,969)                (6,747)                (6,021)
   Transfers for policy benefits and
     terminations...........................                   --                     --                    (3)
                                              -------------------    -------------------    -------------------
     Net increase (decrease) in net assets
        resulting from policy transactions..            (131,939)                  4,141                 45,088
                                              -------------------    -------------------    -------------------
     Net increase (decrease) in net assets..            (103,610)                 18,765                 35,302
NET ASSETS:
   Beginning of year........................              153,545                134,780                 99,478
                                              -------------------    -------------------    -------------------
   End of year..............................  $            49,935    $           153,545    $           134,780
                                              ===================    ===================    ===================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                    PUTNAM VT
                                               INTERNATIONAL VALUE
                                               INVESTMENT DIVISION
                                              --------------------
                                                    2013 (b)
                                              --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............  $                 --
   Net realized gains (losses)..............                    10
   Change in unrealized gains (losses)
     on investments.........................                   477
                                              --------------------
     Net increase (decrease) in net assets
        resulting from operations...........                   487
                                              --------------------
POLICY TRANSACTIONS:
   Premium payments received from
     policy owners..........................                    --
   Net transfers (including fixed account)..                 6,234
   Policy charges...........................                 (293)
   Transfers for policy benefits and
     terminations...........................                    --
                                              --------------------
     Net increase (decrease) in net assets
        resulting from policy transactions..                 5,941
                                              --------------------
     Net increase (decrease) in net assets..                 6,428
NET ASSETS:
   Beginning of year........................                    --
                                              --------------------
   End of year..............................  $              6,428
                                              ====================


                                                                        ROYCE MICRO-CAP
                                                                      INVESTMENT DIVISION
                                              -------------------------------------------------------------------
                                                      2013                   2012                    2011
                                              --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............  $                 38   $                  --   $              8,331
   Net realized gains (losses)..............                87,715                   9,077                  1,545
   Change in unrealized gains (losses)
     on investments.........................              (23,953)                  15,667               (52,132)
                                              --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets
        resulting from operations...........                63,800                  24,744               (42,256)
                                              --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from
     policy owners..........................                 1,884                  49,620                  4,792
   Net transfers (including fixed account)..             (423,639)                      --                  7,703
   Policy charges...........................               (6,293)                 (7,913)                (8,474)
   Transfers for policy benefits and
     terminations...........................                   (1)                 (4,908)                   (11)
                                              --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets
        resulting from policy transactions..             (428,049)                  36,799                  4,010
                                              --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets..             (364,249)                  61,543               (38,246)
NET ASSETS:
   Beginning of year........................               372,006                 310,463                348,709
                                              --------------------   ---------------------   --------------------
   End of year..............................  $              7,757   $             372,006   $            310,463
                                              ====================   =====================   ====================


                                                                         ROYCE SMALL-CAP
                                                                       INVESTMENT DIVISION
                                              --------------------------------------------------------------------
                                                      2013                    2012                    2011
                                              --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............  $              6,679    $                586   $               3,804
   Net realized gains (losses)..............                68,918                  35,664                  18,080
   Change in unrealized gains (losses)
     on investments.........................               110,499                  34,489                (64,398)
                                              --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets
        resulting from operations...........               186,096                  70,739                (42,514)
                                              --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from
     policy owners..........................                    --                   8,995                   4,584
   Net transfers (including fixed account)..              (28,963)               (281,935)                 740,973
   Policy charges...........................              (10,076)                (10,669)                (19,814)
   Transfers for policy benefits and
     terminations...........................                    --                      --               (321,629)
                                              --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets
        resulting from policy transactions..              (39,039)               (283,609)                 404,114
                                              --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets..               147,057               (212,870)                 361,600
NET ASSETS:
   Beginning of year........................               541,872                 754,742                 393,142
                                              --------------------    --------------------   ---------------------
   End of year..............................  $            688,929    $            541,872   $             754,742
                                              ====================    ====================   =====================


                                                                    UIF EMERGING MARKETS DEBT
                                                                       INVESTMENT DIVISION
                                              --------------------------------------------------------------------
                                                      2013                    2012                    2011
                                              ---------------------   --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............  $              51,315   $             16,821   $               7,775
   Net realized gains (losses)..............                 10,886                  2,466                   2,814
   Change in unrealized gains (losses)
     on investments.........................              (181,259)                 89,788                      79
                                              ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets
        resulting from operations...........              (119,058)                109,075                  10,668
                                              ---------------------   --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from
     policy owners..........................                 64,400                 64,771                   2,057
   Net transfers (including fixed account)..                136,192                599,117                 408,567
   Policy charges...........................               (20,164)               (10,880)                 (4,269)
   Transfers for policy benefits and
     terminations...........................               (83,949)                  (483)                 (3,368)
                                              ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets
        resulting from policy transactions..                 96,479                652,525                 402,987
                                              ---------------------   --------------------   ---------------------
     Net increase (decrease) in net assets..               (22,579)                761,600                 413,655
NET ASSETS:
   Beginning of year........................              1,182,598                420,998                   7,343
                                              ---------------------   --------------------   ---------------------
   End of year..............................  $           1,160,019   $          1,182,598   $             420,998
                                              =====================   ====================   =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                    METROPOLITAN LIFE SEPARATE ACCOUNT UL
                   OF METROPOLITAN LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011


                                                                              UIF EMERGING MARKETS EQUITY
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                    2011
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             14,065    $                 --   $               1,515
   Net realized gains (losses).........................                 6,766                    (26)                   4,478
   Change in unrealized gains (losses) on investments..              (38,224)                 139,206                (99,779)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (17,393)                 139,180                (93,786)
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                58,675                  70,772                   2,923
   Net transfers (including fixed account).............               283,169                 302,018                 444,567
   Policy charges......................................              (21,217)                (17,053)                (11,985)
   Transfers for policy benefits and terminations......             (100,720)                   (361)                      --
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................               219,907                 355,376                 435,505
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............               202,514                 494,556                 341,719
NET ASSETS:
   Beginning of year...................................             1,033,944                 539,388                 197,669
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $          1,236,458    $          1,033,944   $             539,388
                                                         ====================    ====================   =====================

                                                                           WELLS FARGO VT TOTAL RETURN BOND
                                                                                  INVESTMENT DIVISION
                                                         --------------------------------------------------------------------
                                                                 2013                    2012                   2011
                                                         --------------------   ---------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $              4,298   $               4,369   $              18,903
   Net realized gains (losses).........................                10,856                   7,755                  45,796
   Change in unrealized gains (losses) on investments..              (21,523)                   5,968                 (7,169)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................               (6,369)                  18,092                  57,530
                                                         --------------------   ---------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                30,618                  45,280                  66,775
   Net transfers (including fixed account).............               (5,806)                 301,563               (413,486)
   Policy charges......................................              (12,342)                (11,089)                (19,736)
   Transfers for policy benefits and terminations......             (237,322)                      --               (637,284)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (224,852)                 335,754             (1,003,731)
                                                         --------------------   ---------------------   ---------------------
     Net increase (decrease) in net assets.............             (231,221)                 353,846               (946,201)
NET ASSETS:
   Beginning of year...................................               489,060                 135,214               1,081,415
                                                         --------------------   ---------------------   ---------------------
   End of year.........................................  $            257,839   $             489,060   $             135,214
                                                         ====================   =====================   =====================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

              METROPOLITAN LIFE SEPARATE ACCOUNT UL
             OF METROPOLITAN LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION


Metropolitan Life Separate Account UL (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on December 13, 1988 to support operations of the Company with respect to certain variable life insurance policies (the "Policies"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

The Separate Account is divided into Investment Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Division invests in shares of the corresponding fund, portfolio, or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Equity Trust ("LMPVET")
   Insurance Funds) ("Invesco V.I.")                       Met Investors Series Trust ("MIST")*
AllianceBernstein Variable Products Series Fund, Inc.      Metropolitan Series Fund ("MSF")*
   ("AllianceBernstein")                                   MFS Variable Insurance Trust ("MFS VIT")
American Century Variable Portfolios, Inc. ("American      MFS Variable Insurance Trust II ("MFS VIT II")
   Century VP")                                            Oppenheimer Variable Account Funds
American Funds Insurance Series ("American Funds")           ("Oppenheimer VA")
Dreyfus Variable Investment Fund ("Dreyfus VIF")           PIMCO Variable Insurance Trust ("PIMCO VIT")
Fidelity Variable Insurance Products ("Fidelity VIP")      Pioneer Variable Contracts Trust ("Pioneer VCT")
Franklin Templeton Variable Insurance Products Trust       Putnam Variable Trust ("Putnam VT")
   ("FTVIPT")                                              Royce Capital Fund ("Royce")
Goldman Sachs Variable Insurance Trust ("Goldman           The Universal Institutional Funds, Inc. ("UIF")
   Sachs")                                                 Wells Fargo Variable Trust ("Wells Fargo VT")
Janus Aspen Series ("Janus Aspen")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.


2. LIST OF INVESTMENT DIVISIONS


A. Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Divisions in accordance with the selection made by the policy owner. The following Investment Divisions had net assets as of December 31, 2013:

AllianceBernstein Global Thematic Growth Investment      American Funds International Investment Division
   Division                                              American Funds U.S. Government/AAA-Rated
AllianceBernstein Intermediate Bond Investment             Securities Investment Division
   Division                                              Dreyfus VIF International Value Investment Division
American Century VP Vista Investment Division            Fidelity VIP Asset Manager: Growth Investment
American Funds Bond Investment Division                    Division
American Funds Global Small Capitalization               Fidelity VIP Contrafund Investment Division
   Investment Division                                   Fidelity VIP Equity-Income Investment Division
American Funds Growth Investment Division                Fidelity VIP Freedom 2010 Investment Division
American Funds Growth-Income Investment Division         Fidelity VIP Freedom 2020 Investment Division
American Funds High-Income Bond Investment               Fidelity VIP Freedom 2025 Investment Division
   Division                                              Fidelity VIP Freedom 2030 Investment Division

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF INVESTMENT DIVISIONS -- (CONTINUED)


Fidelity VIP Freedom 2040 Investment Division              MIST Invesco Balanced-Risk Allocation Investment
Fidelity VIP Freedom 2050 Investment Division                Division
Fidelity VIP High Income Investment Division               MIST Invesco Mid Cap Value Investment Division
Fidelity VIP Investment Grade Bond Investment              MIST Invesco Small Cap Growth Investment Division (a)
   Division                                                MIST JPMorgan Global Active Allocation Investment
Fidelity VIP Mid Cap Investment Division                     Division
FTVIPT Franklin Income Securities Investment               MIST JPMorgan Small Cap Value Investment Division
   Division (b)                                            MIST Loomis Sayles Global Markets Investment
FTVIPT Mutual Global Discovery Securities                    Division (b)
   Investment Division                                     MIST Lord Abbett Bond Debenture Investment Division
FTVIPT Mutual Shares Securities Investment                 MIST Met/Templeton International Bond Investment
   Division (b)                                              Division
FTVIPT Templeton Foreign Securities Investment             MIST MetLife Aggressive Strategy Investment
   Division                                                  Division (a)
FTVIPT Templeton Global Bond Securities Investment         MIST MetLife Balanced Plus Investment Division
   Division                                                MIST MetLife Growth Strategy Investment Division (b)
Goldman Sachs Mid-Cap Value Investment Division            MIST MetLife Multi-Index Targeted Risk Investment
Goldman Sachs Structured Small Cap Equity                    Division (b)
   Investment Division                                     MIST MFS Emerging Markets Equity Investment
Invesco V.I. Comstock Investment Division                    Division
Invesco V.I. Global Real Estate Investment Division        MIST MFS Research International Investment
Invesco V.I. Government Securities Investment Division       Division (a)
Invesco V.I. International Growth Investment Division      MIST Morgan Stanley Mid Cap Growth Investment
Janus Aspen Balanced Investment Division                     Division
Janus Aspen Forty Investment Division                      MIST Oppenheimer Global Equity Investment
Janus Aspen Janus Investment Division                        Division
Janus Aspen Overseas Investment Division                   MIST PIMCO Inflation Protected Bond Investment
MFS VIT Global Equity Investment Division                    Division
MFS VIT New Discovery Investment Division                  MIST PIMCO Total Return Investment Division
MFS VIT Value Investment Division                          MIST Pioneer Fund Investment Division
MFS VIT II High Yield Investment Division (b)              MIST Pyramis Managed Risk Investment Division (b)
MIST AllianceBernstein Global Dynamic Allocation           MIST Schroders Global Multi-Asset Investment
   Investment Division                                       Division
MIST American Funds Balanced Allocation Investment         MIST SSgA Growth and Income ETF Investment
   Division                                                  Division
MIST American Funds Growth Allocation Investment           MIST SSgA Growth ETF Investment Division
   Division                                                MIST T. Rowe Price Large Cap Value Investment
MIST American Funds Moderate Allocation Investment           Division
   Division                                                MIST T. Rowe Price Mid Cap Growth Investment
MIST AQR Global Risk Balanced Investment Division            Division (a)
MIST BlackRock Global Tactical Strategies Investment       MIST Third Avenue Small Cap Value Investment
   Division                                                  Division
MIST BlackRock Large Cap Core Investment Division          MSF Baillie Gifford International Stock Investment
MIST Clarion Global Real Estate Investment Division (a)      Division
MIST ClearBridge Aggressive Growth II Investment           MSF Barclays Aggregate Bond Index Investment
   Division                                                  Division
MIST ClearBridge Aggressive Growth Investment              MSF BlackRock Bond Income Investment Division
   Division                                                MSF BlackRock Capital Appreciation Investment
MIST Harris Oakmark International Investment Division        Division

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF INVESTMENT DIVISIONS -- (CONCLUDED)


MSF BlackRock Diversified Investment Division            MSF Neuberger Berman Genesis Investment Division
MSF BlackRock Large Cap Value Investment Division        MSF Russell 2000 Index Investment Division
MSF BlackRock Money Market Investment Division           MSF T. Rowe Price Large Cap Growth Investment
MSF Davis Venture Value Investment Division                Division
MSF Frontier Mid Cap Growth Investment Division          MSF T. Rowe Price Small Cap Growth Investment
MSF Jennison Growth Investment Division                    Division
MSF Loomis Sayles Small Cap Core Investment              MSF Van Eck Global Natural Resources Investment
   Division                                                Division
MSF Loomis Sayles Small Cap Growth Investment            MSF Western Asset Management Strategic Bond
   Division                                                Opportunities Investment Division
MSF Met/Artisan Mid Cap Value Investment Division (a)    MSF Western Asset Management U.S. Government
MSF MetLife Conservative Allocation Investment             Investment Division
   Division (a)                                          PIMCO VIT All Asset Investment Division
MSF MetLife Conservative to Moderate Allocation          PIMCO VIT Commodity Real Return Strategy
   Investment Division (a)                                 Investment Division (b)
MSF MetLife Mid Cap Stock Index Investment               PIMCO VIT Low Duration Investment Division
   Division                                              Pioneer VCT Emerging Markets Investment Division
MSF MetLife Moderate Allocation Investment               Pioneer VCT Mid Cap Value Investment Division
   Division (a)                                          Putnam VT International Value Investment Division
MSF MetLife Moderate to Aggressive Allocation            Royce Micro-Cap Investment Division
   Investment Division                                   Royce Small-Cap Investment Division
MSF MetLife Stock Index Investment Division              UIF Emerging Markets Debt Investment Division
MSF MFS Total Return Investment Division (a)             UIF Emerging Markets Equity Investment Division
MSF MFS Value Investment Division                        Wells Fargo VT Total Return Bond Investment
MSF MSCI EAFE Index Investment Division                    Division

(a) This Investment Division invests in two or more share classes within the underlying fund, portfolio, or series of the Trusts.
(b) This Investment Division began operations during the year ended December 31, 2013.

B. The following Investment Divisions had no net assets as of December 31, 2013:

AllianceBernstein International Value Investment          Oppenheimer VA Main Street Small Cap Investment
   Division                                                 Division
Fidelity VIP Freedom 2015 Investment Division             PIMCO VIT Long-Term U.S. Government Investment
Janus Aspen Enterprise Investment Division                  Division
LMPVET Investment Counsel Variable Social
   Awareness Investment Division

3. PORTFOLIO CHANGES


The following Investment Divisions ceased operations during the year ended December 31, 2013:

MFS VIT High Income Investment Division                MIST MLA Mid Cap Investment Division
MIST Met/Franklin Income Investment Division           MIST RCM Technology Investment Division
MIST Met/Franklin Mutual Shares Investment Division    MSF FI Value Leaders Investment Division
MIST Met/Franklin Templeton Founding Strategy          MSF Oppenheimer Global Equity Investment Division
   Investment Division

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONCLUDED)


The operations of the Investment Divisions were affected by the following changes that occurred during the year ended December 31, 2013:

NAME CHANGES:

Former Name                                              New Name

Invesco Van Kampen V.I. Comstock Fund                    Invesco V.I. Comstock Fund
(MIST) Dreman Small Cap Value Portfolio                  (MIST) JPMorgan Small Cap Value Portfolio
(MIST) Janus Forty Portfolio                             (MIST) ClearBridge Aggressive Growth Portfolio II
(MIST) Legg Mason ClearBridge Aggressive Growth          (MIST) ClearBridge Aggressive Growth Portfolio
   Portfolio
(MIST) Lord Abbett Mid Cap Value Portfolio               (MIST) Invesco Mid Cap Value Portfolio
(MIST) Met/Templeton Growth Portfolio (a)                (MIST) Oppenheimer Global Equity Portfolio (a)
(MSF) Barclays Capital Aggregate Bond Index Portfolio    (MSF) Barclays Aggregate Bond Index Portfolio
(MSF) BlackRock Aggressive Growth Portfolio              (MSF) Frontier Mid Cap Growth Portfolio
(MSF) BlackRock Legacy Large Cap Growth Portfolio        (MSF) BlackRock Capital Appreciation Portfolio
Oppenheimer Main Street Small- & Mid-Cap Fund/VA         Oppenheimer Main Street Small Cap Fund/VA

MERGERS:

Former Portfolio                                        New Portfolio

MFS High Income Series                                  MFS High Yield Portfolio
(MIST) Met/Franklin Income Portfolio                    (MIST) Loomis Sayles Global Markets Portfolio
(MIST) Met/Franklin Mutual Shares Portfolio             (MSF) MFS Value Portfolio
(MIST) Met/Franklin Templeton Founding Strategy         (MIST) MetLife Growth Strategy Portfolio
   Portfolio
(MIST) MLA Mid Cap Portfolio                            (MSF) Neuberger Berman Genesis Portfolio
(MIST) RCM Technology Portfolio                         (MSF) T. Rowe Price Large Cap Growth Portfolio
(MSF) FI Value Leaders Portfolio                        (MSF) MFS Value Portfolio
(MSF) Oppenheimer Global Equity Portfolio (a)           (MIST) Met/Templeton Growth Portfolio (a)

(a) At the close of business on April 26, 2013, the (MSF) Oppenheimer Global Equity Portfolio merged with and into the (MIST) Met/Templeton Growth Portfolio. Concurrently, OppenheimerFunds, Inc. became the subadviser of the (MIST) Met/Templeton Growth Portfolio, the portfolio's investment objective and principal investment strategies changed, and the portfolio's name was changed to (MIST) Oppenheimer Global Equity Portfolio. Pursuant to these changes, the MSF Oppenheimer Global Equity Portfolio was deemed to be the accounting and performance survivor of the merger for financial reporting purposes, and therefore, the results of MIST Oppenheimer Global Equity Investment Division presented in the financial statements reflect the historical results of MSF Oppenheimer Global Equity Investment Division prior to the merger, and the combined results thereafter.


4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY VALUATION
An Investment Division's investment in shares of a fund, portfolio, or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Divisions.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Investment Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.


PREMIUM PAYMENTS
The Company deducts a sales charge for certain Policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Investment Divisions and are credited as accumulation units.


NET TRANSFERS
Funds transferred by the policy owner into or out of Investment Divisions within the Separate Account or into or out of the fixed account, which is part the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Divisions.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5. EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charge paid to the Company, is an asset-based charge and assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Investment Divisions:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

     The table below represents the range of effective annual rates for the charge for the year ended December 31, 2013:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.00% - 0.90%
     -------------------------------------------------------------------------------------------------------------------------

     The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

For some Policies, a mortality and expense risk charge ranging from 0.30% to 0.90% is assessed through the redemption of units on a monthly basis and recorded as mortality and expense risk charges in the statements of changes in net assets of the applicable Investment Divisions. Other policy charges that are assessed through the redemption of units generally include: Cost of Insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. Administrative charges range from $0 to $15 and are assessed monthly.

For some Policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period that ranges from $3.75 to $38.25 for every $1,000 of the policy face amount. Surrender charges for other Policies are equal to the lesser of the maximum surrender charge premium or the premiums actually paid in the first two policy years. For these policies, in the first policy year, the maximum surrender charge premium is 75% of the smoker federal guideline premium for the policy, assuming a level death benefit for the policy and any riders; and in the second and later policy years, it is 100% of the smoker federal guideline premium for the policy, assuming a level death benefit for the policy and any riders. The surrender charge cannot exceed 100% of the cumulative premiums paid in the first two policy years. If the policy is surrendered in the first two policy years, the Company will deduct 100% of the surrender charge, determined as described above. After the second policy year, the percentage the Company deducts declines until it reaches 0% at the end of the 15th policy year.

Most policies offer optional benefits that can be added to the policy by rider. The charge for riders that provide life insurance benefits can range from $0.01 to $83.33 per $1,000 of coverage and the charge for riders providing benefits in the event of disability can range from $0.00 to $61.44 per $100 of the benefit provided.

The above referenced charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Divisions for the years ended December 31, 2013, 2012 and 2011.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS


                                     AS OF DECEMBER 31,
                                  ------------------------

                                    SHARES       COST ($)
                                  -----------  -----------
                                     2013          2013
                                  -----------  -----------
     AllianceBernstein Global
       Thematic Growth
       Investment Division......        3,279       61,372
     AllianceBernstein
       Intermediate Bond
       Investment Division......        5,186       62,045
     American Century VP Vista
       Investment Division......           31          512
     American Funds Bond
       Investment Division......      526,793    5,714,433
     American Funds Global
       Small Capitalization
       Investment Division......    2,854,124   57,758,788
     American Funds Growth
       Investment Division......    2,059,960  106,291,155
     American Funds
       Growth-Income
       Investment Division......    2,008,198   69,926,161
     American Funds
       High-Income Bond
       Investment Division......        1,597       17,799
     American Funds
       International Investment
       Division.................       32,406      595,700
     American Funds U.S.
       Government/AAA-Rated
       Securities Investment
       Division.................        3,929       48,855
     Dreyfus VIF International
       Value Investment
       Division.................       20,839      262,821
     Fidelity VIP Asset Manager:
       Growth Investment
       Division.................      106,098    1,399,271
     Fidelity VIP Contrafund
       Investment Division......       77,404    1,882,528
     Fidelity VIP Equity-Income
       Investment Division......        1,442       31,058
     Fidelity VIP Freedom 2010
       Investment Division......        3,760       39,012
     Fidelity VIP Freedom 2020
       Investment Division......       77,535      646,439
     Fidelity VIP Freedom 2025
       Investment Division......        3,093       36,556
     Fidelity VIP Freedom 2030
       Investment Division......        4,831       50,474

                                                            FOR THE YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------------------------------------
                                                   COST OF                                 PROCEEDS
                                                PURCHASES ($)                           FROM SALES ($)
                                  ---------------------------------------  ----------------------------------------
                                     2013          2012          2011         2013           2012          2011
                                   ------------  ------------  ----------  -------------  -------------  ----------
     AllianceBernstein Global
       Thematic Growth
       Investment Division......       7,870         3,785      5,924,276      16,644      4,346,961        265,271
     AllianceBernstein
       Intermediate Bond
       Investment Division......       6,655        57,983          4,944      47,232          1,934          1,493
     American Century VP Vista
       Investment Division......           8         1,774         16,251       4,432          7,528         74,661
     American Funds Bond
       Investment Division......   1,038,371     1,312,217        969,816     587,559        763,603        731,112
     American Funds Global
       Small Capitalization
       Investment Division......   2,195,162     3,115,383      3,778,860   5,135,958      5,038,503      5,452,768
     American Funds Growth
       Investment Division......   3,805,307     3,746,471      5,600,915  11,132,333     10,752,272      8,870,119
     American Funds
       Growth-Income
       Investment Division......   3,196,534     2,947,311      3,518,169   6,413,846      5,517,911      3,636,760
     American Funds
       High-Income Bond
       Investment Division......       1,248        58,091(a)          --      41,307            189(a)          --
     American Funds
       International Investment
       Division.................     273,741        53,707         16,165     231,378        107,360        191,972
     American Funds U.S.
       Government/AAA-Rated
       Securities Investment
       Division.................       6,097         7,935         24,616       1,780          7,421         18,298
     Dreyfus VIF International
       Value Investment
       Division.................       4,196         5,777          5,544       5,015          2,581          6,265
     Fidelity VIP Asset Manager:
       Growth Investment
       Division.................     141,995       564,188        201,611     548,689        229,156        542,259
     Fidelity VIP Contrafund
       Investment Division......     410,978       256,811        386,193     755,794        392,517        826,551
     Fidelity VIP Equity-Income
       Investment Division......      17,769        51,762         65,604      51,901          7,307        243,406
     Fidelity VIP Freedom 2010
       Investment Division......       3,749         3,999         16,905       1,304          1,313         13,581
     Fidelity VIP Freedom 2020
       Investment Division......     145,138        38,622         64,043      36,374         41,771         79,620
     Fidelity VIP Freedom 2025
       Investment Division......      39,398(b)         --             --       2,977(b)          --             --
     Fidelity VIP Freedom 2030
       Investment Division......      30,075         2,517         33,098      19,207         23,108         83,225

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e)  For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h)  For the period April 30, 2012 to December 31, 2012.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                     AS OF DECEMBER 31,
                                  -------------------------

                                     SHARES      COST ($)
                                  -----------  ------------
                                      2013         2013
                                  -----------  ------------
     Fidelity VIP Freedom 2040
        Investment Division.....          645        11,286
     Fidelity VIP Freedom 2050
        Investment Division.....        1,330        16,329
     Fidelity VIP High Income
        Investment Division.....       28,964       171,010
     Fidelity VIP Investment
        Grade Bond Investment
        Division................      138,906     1,800,362
     Fidelity VIP Mid Cap
        Investment Division.....        6,997       201,859
     FTVIPT Franklin Income
        Securities Investment
        Division................           38           610
     FTVIPT Mutual Global
        Discovery Securities
        Investment Division.....       21,670       434,810
     FTVIPT Mutual Shares
        Securities Investment
        Division................        1,119        22,207
     FTVIPT Templeton Foreign
        Securities Investment
        Division................      250,894     3,554,438
     FTVIPT Templeton Global
        Bond Securities
        Investment Division.....       68,810     1,309,081
     Goldman Sachs Mid-Cap
        Value Investment
        Division................       15,872       249,305
     Goldman Sachs Structured
        Small Cap Equity
        Investment Division.....        2,752        34,075
     Invesco V.I. Comstock
        Investment Division.....       17,832       210,728
     Invesco V.I. Global
        Real Estate Investment
        Division................      169,109     2,524,059
     Invesco V.I. Government
        Securities Investment
        Division................          955        11,543
     Invesco V.I. International
        Growth Investment
        Division................       11,302       360,970
     Janus Aspen Balanced
        Investment Division.....       31,296       870,662
     Janus Aspen Forty
        Investment Division.....       16,603       551,062

                                                           FOR THE YEAR ENDED DECEMBER 31,
                                  ------------------------------------------------------------------------------------
                                                  COST OF                                  PROCEEDS
                                               PURCHASES ($)                            FROM SALES ($)
                                  -----------------------------------------  -----------------------------------------
                                      2013          2012         2011           2013          2012         2011
                                    ------------  ---------    ------------   ------------  ----------   -------------
     Fidelity VIP Freedom 2040
        Investment Division.....       11,359(c)         --           --             76(c)          --           --
     Fidelity VIP Freedom 2050
        Investment Division.....          518         2,492       44,388(d)         489            302       25,362(d)
     Fidelity VIP High Income
        Investment Division.....        9,749       125,580       40,651          6,850          2,451          236
     Fidelity VIP Investment
        Grade Bond Investment
        Division................    1,222,120     1,921,672    1,807,611      1,702,641      1,407,822      593,778
     Fidelity VIP Mid Cap
        Investment Division.....       36,720       173,748      287,684        710,324         67,376       86,070
     FTVIPT Franklin Income
        Securities Investment
        Division................       1,158(e)          --           --           551(e)           --           --
     FTVIPT Mutual Global
        Discovery Securities
        Investment Division.....      138,324       175,011      279,594        553,153        195,072      383,211
     FTVIPT Mutual Shares
        Securities Investment
        Division................      23,740(e)          --           --         1,637(e)           --           --
     FTVIPT Templeton Foreign
        Securities Investment
        Division................      488,568       878,128      539,313        808,327        422,457    6,463,366
     FTVIPT Templeton Global
        Bond Securities
        Investment Division.....      996,332       146,290      626,974        115,913         19,865      316,892
     Goldman Sachs Mid-Cap
        Value Investment
        Division................       60,380         2,932       58,548         75,921         57,554      130,799
     Goldman Sachs Structured
        Small Cap Equity
        Investment Division.....       14,789         6,983          893          4,535         35,753        1,806
     Invesco V.I. Comstock
        Investment Division.....        4,245        29,964      166,971          5,974         16,512        2,690
     Invesco V.I. Global
        Real Estate Investment
        Division................      676,333     1,031,105    1,144,072        671,338        364,719    1,047,754
     Invesco V.I. Government
        Securities Investment
        Division................       11,593        15,310     105,415(f)          357         36,465       86,648(f)
     Invesco V.I. International
        Growth Investment
        Division................      347,644     6,090,412       11,463      6,733,613        311,291      236,029
     Janus Aspen Balanced
        Investment Division.....      103,316       249,875      476,479        330,801        555,156    1,530,768
     Janus Aspen Forty
        Investment Division.....       25,891       251,563       60,009        268,869        231,604      495,862

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e)  For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h)  For the period April 30, 2012 to December 31, 2012.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                    AS OF DECEMBER 31,
                                 -------------------------

                                   SHARES       COST ($)
                                 -----------  ------------
                                    2013          2013
                                 -----------  ------------
     Janus Aspen Janus
       Investment Division.....       12,845       254,740
     Janus Aspen Overseas
       Investment Division.....        1,682        78,627
     MFS VIT Global Equity
       Investment Division.....        9,703       140,477
     MFS VIT New Discovery
       Investment Division.....       10,947       156,816
     MFS VIT Value
       Investment Division.....        1,140        14,516
     MFS VIT II High Yield
       Investment Division.....       24,052       147,086
     MIST AllianceBernstein
       Global Dynamic
       Allocation Investment
       Division................        2,982        32,684
     MIST American Funds
       Balanced Allocation
       Investment Division.....       68,719       660,906
     MIST American Funds
       Growth Allocation
       Investment Division.....      126,772     1,179,914
     MIST American Funds
       Moderate Allocation
       Investment Division.....       78,539       787,960
     MIST AQR Global
       Risk Balanced
       Investment Division.....       14,549       162,952
     MIST BlackRock Global
       Tactical Strategies
       Investment Division.....        9,283        96,785
     MIST BlackRock
       Large Cap Core
       Investment Division.....   29,964,444   320,016,887
     MIST Clarion Global
       Real Estate Investment
       Division................    2,469,642    29,074,818
     MIST ClearBridge
       Aggressive Growth II
       Investment Division.....      187,379    12,939,421
     MIST ClearBridge
       Aggressive Growth
       Investment Division.....    1,612,263    13,050,211
     MIST Harris Oakmark
       International Investment
       Division................    2,761,671    40,214,343

                                                         FOR THE YEAR ENDED DECEMBER 31,
                                 ------------------------------------------------------------------------------
                                                COST OF                                PROCEEDS
                                             PURCHASES ($)                          FROM SALES ($)
                                 ------------------------------------  ----------------------------------------
                                    2013         2012        2011         2013          2012            2011
                                 ------------  ----------  ----------  ------------  -------------  -----------
     Janus Aspen Janus
       Investment Division.....       7,622       34,590       11,493     736,912        57,167       7,130,795
     Janus Aspen Overseas
       Investment Division.....      17,811      114,730    5,940,358     430,241        18,736       5,664,163
     MFS VIT Global Equity
       Investment Division.....      15,146      135,732       14,292       3,782        12,826         232,286
     MFS VIT New Discovery
       Investment Division.....       1,726       42,794       24,020      10,583         4,661           4,419
     MFS VIT Value
       Investment Division.....         274        1,023       36,464       1,372        33,595          67,428
     MFS VIT II High Yield
       Investment Division.....    147,796(g)         --           --        707(g)          --              --
     MIST AllianceBernstein
       Global Dynamic
       Allocation Investment
       Division................      33,068      8,989(h)          --       7,386         2,055(h)           --
     MIST American Funds
       Balanced Allocation
       Investment Division.....     136,505      111,688      225,636      46,230        50,779         119,833
     MIST American Funds
       Growth Allocation
       Investment Division.....     596,532      211,211      237,080     241,084       178,743         112,650
     MIST American Funds
       Moderate Allocation
       Investment Division.....     332,563      223,173      184,789      87,879        72,031          27,959
     MIST AQR Global
       Risk Balanced
       Investment Division.....     202,173     30,767(h)          --      63,799       6,330(h)             --
     MIST BlackRock Global
       Tactical Strategies
       Investment Division.....      72,022     40,820(h)          --      13,676       2,670(h)             --
     MIST BlackRock
       Large Cap Core
       Investment Division.....   6,774,176    5,579,948    6,851,461  26,186,441    24,675,854      23,235,479
     MIST Clarion Global
       Real Estate Investment
       Division................   4,872,884    3,856,513    2,264,531   2,567,939     2,040,067       1,937,838
     MIST ClearBridge
       Aggressive Growth II
       Investment Division.....   1,291,105    2,118,628    1,510,556   2,424,779     1,831,257       2,004,491
     MIST ClearBridge
       Aggressive Growth
       Investment Division.....   2,383,159      770,047    5,893,574   1,442,150     1,188,432       1,236,188
     MIST Harris Oakmark
       International Investment
       Division................  12,366,501    2,666,808    2,500,638   3,801,502     3,615,172       2,457,952

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e)  For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h)  For the period April 30, 2012 to December 31, 2012.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                    AS OF DECEMBER 31,
                                  ------------------------

                                    SHARES      COST ($)
                                  ----------  ------------
                                     2013         2013
                                  ----------  ------------
     MIST Invesco
        Balanced-Risk Allocation
        Investment Division.....       2,337        24,602
     MIST Invesco Mid Cap
        Value Investment
        Division................   4,053,244    69,031,830
     MIST Invesco Small Cap
        Growth Investment
        Division................     323,001     4,548,426
     MIST JPMorgan Small Cap
        Value Investment
        Division................      12,785       222,102
     MIST JPMorgan Global
        Active Allocation
        Investment Division.....       9,535       104,431
     MIST Loomis Sayles
        Global Markets
        Investment Division.....      28,033       375,149
     MIST Lord Abbett Bond
        Debenture Investment
        Division................   2,149,388    25,939,114
     MIST Met/Templeton
        International Bond
        Investment Division.....       7,404        85,733
     MIST MetLife Aggressive
        Strategy Investment
        Division................   1,431,944    14,975,275
     MIST MetLife Balanced
        Plus Investment
        Division................       7,960        87,787
     MIST MetLife Growth
        Strategy Investment
        Division................      27,089       331,338
     MIST MetLife Multi-Index
        Targeted Risk Investment
        Division................         238         2,627
     MIST MFS Emerging
        Markets Equity
        Investment Division.....      26,310       270,506
     MIST MFS Research
        International Investment
        Division................   1,784,137    19,167,794
     MIST Morgan Stanley
        Mid Cap Growth
        Investment Division.....  14,985,528   153,304,166

                                                            FOR THE YEAR ENDED DECEMBER 31,
                                  ------------------------------------------------------------------------------------
                                                   COST OF                                  PROCEEDS
                                                PURCHASES ($)                            FROM SALES ($)
                                  -----------------------------------------  -----------------------------------------
                                      2013         2012           2011          2013          2012          2011
                                    ----------  ------------  -------------  ------------  ------------  -------------
     MIST Invesco
        Balanced-Risk Allocation
        Investment Division.....       28,473       9,936(h)            --       11,354        2,420(h)          --
     MIST Invesco Mid Cap
        Value Investment
        Division................    1,498,456    76,386,802         17,623    5,791,979     4,011,220         3,264
     MIST Invesco Small Cap
        Growth Investment
        Division................    1,526,001       866,163        950,748    1,137,610     1,148,655       984,337
     MIST JPMorgan Small Cap
        Value Investment
        Division................      203,341        19,336         16,769       18,320        21,553         5,385
     MIST JPMorgan Global
        Active Allocation
        Investment Division.....      133,918      21,306(h)            --       47,621        2,566(h)          --
     MIST Loomis Sayles
        Global Markets
        Investment Division.....    386,272(e)           --             --      11,829(e)          --            --
     MIST Lord Abbett Bond
        Debenture Investment
        Division................    3,850,241     4,029,220      4,202,645    3,533,230     2,630,362     5,865,230
     MIST Met/Templeton
        International Bond
        Investment Division.....      105,910       3,780(h)            --       22,711        1,243(h)          --
     MIST MetLife Aggressive
        Strategy Investment
        Division................    1,755,615     1,631,765   15,450,469(f)   1,915,678       989,906     1,027,360(f)
     MIST MetLife Balanced
        Plus Investment
        Division................      107,011      50,269(h)            --       66,151        6,146(h)          --
     MIST MetLife Growth
        Strategy Investment
        Division................    367,648(e)           --             --      39,282(e)          --            --
     MIST MetLife Multi-Index
        Targeted Risk Investment
        Division................     10,029(e)           --             --       7,161(e)          --            --
     MIST MFS Emerging
        Markets Equity
        Investment Division.....      203,989       153,279       26,770(f)      16,542        95,164           540(f)
     MIST MFS Research
        International Investment
        Division................    4,346,021     3,674,489      2,576,414    1,625,675     1,969,844     2,605,812
     MIST Morgan Stanley
        Mid Cap Growth
        Investment Division.....    3,506,234     4,192,041      9,829,634   14,826,330    13,094,724    16,285,234

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e)  For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h)  For the period April 30, 2012 to December 31, 2012.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                   AS OF DECEMBER 31,
                                 ------------------------

                                   SHARES      COST ($)
                                 ----------  ------------
                                    2013         2013
                                 ----------  ------------
     MIST Oppenheimer
       Global Equity
       Investment Division.....   2,435,460    31,885,200
     MIST PIMCO Inflation
       Protected Bond
       Investment Division.....   1,126,985    12,624,414
     MIST PIMCO Total Return
       Investment Division.....   4,209,162    49,845,188
     MIST Pioneer Fund
       Investment Division.....      10,945       114,196
     MIST Pyramis Managed
       Risk Investment
       Division................          28           292
     MIST Schroders Global
       Multi-Asset Investment
       Division................       1,959        21,190
     MIST SSgA Growth and
       Income ETF Investment
       Division................     603,061     6,749,848
     MIST SSgA Growth ETF
       Investment Division.....     429,801     4,634,710
     MIST T. Rowe Price Large
       Cap Value Investment
       Division................      63,017     1,576,375
     MIST T. Rowe Price
       Mid Cap Growth
       Investment Division.....   2,258,497    19,397,797
     MIST Third Avenue
       Small Cap Value
       Investment Division.....      45,851       655,053
     MSF Baillie Gifford
       International Stock
       Investment Division.....   4,255,819    47,231,220
     MSF Barclays Capital
       Aggregate Bond Index
       Investment Division.....  11,109,226   121,743,230
     MSF BlackRock Bond
       Income Investment
       Division................     757,009    81,385,099
     MSF BlackRock Capital
       Appreciation Investment
       Division................     551,656    14,218,107
     MSF BlackRock
       Diversified Investment
       Division................  14,706,758   237,239,102

                                                         FOR THE YEAR ENDED DECEMBER 31,
                                 ------------------------------------------------------------------------------
                                                 COST OF                                PROCEEDS
                                              PURCHASES ($)                          FROM SALES ($)
                                 --------------------------------------  --------------------------------------
                                    2013          2012          2011         2013         2012          2011
                                 ------------  ------------  ----------  ------------  ------------  ----------
     MIST Oppenheimer
       Global Equity
       Investment Division.....    2,321,885    1,995,431     4,561,354    3,889,775     4,751,183    6,449,346
     MIST PIMCO Inflation
       Protected Bond
       Investment Division.....    2,836,674    4,918,545     3,303,438    3,102,046     1,739,898    2,028,482
     MIST PIMCO Total Return
       Investment Division.....    9,342,752    6,325,271     7,403,802    5,838,413     5,836,729    5,653,299
     MIST Pioneer Fund
       Investment Division.....        7,882        7,582         7,780       47,925         4,551       67,759
     MIST Pyramis Managed
       Risk Investment
       Division................        292(e)          --            --         --(e)           --           --
     MIST Schroders Global
       Multi-Asset Investment
       Division................       20,776       8,021(h)          --        5,512       2,255(h)          --
     MIST SSgA Growth and
       Income ETF Investment
       Division................    1,997,849    1,824,928     1,498,489      859,987       688,031      604,376
     MIST SSgA Growth ETF
       Investment Division.....    1,446,527    1,113,746     1,923,928      671,592       500,843    1,172,938
     MIST T. Rowe Price Large
       Cap Value Investment
       Division................      420,793       76,536        25,689      193,933        17,219    5,307,279
     MIST T. Rowe Price
       Mid Cap Growth
       Investment Division.....    3,029,264    3,759,855     8,275,848    2,799,197     7,974,926    2,781,426
     MIST Third Avenue
       Small Cap Value
       Investment Division.....       63,430      126,084       595,096      233,699       192,017    1,211,039
     MSF Baillie Gifford
       International Stock
       Investment Division.....    2,118,267    2,184,026     3,235,087    3,108,949     4,015,643    3,373,752
     MSF Barclays Capital
       Aggregate Bond Index
       Investment Division.....   20,021,956   18,934,907    11,501,288    8,161,697    11,439,455   21,342,034
     MSF BlackRock Bond
       Income Investment
       Division................    8,070,467    5,640,825     5,805,876    6,400,153     7,542,088    8,666,314
     MSF BlackRock Capital
       Appreciation Investment
       Division................    3,327,801    7,158,245     2,393,555    1,550,635     2,120,133    1,606,886
     MSF BlackRock
       Diversified Investment
       Division................    9,203,469    8,590,251    10,350,108   19,565,615    21,948,665   21,365,154

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e)  For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h)  For the period April 30, 2012 to December 31, 2012.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                  AS OF DECEMBER 31,                           FOR THE YEAR ENDED DECEMBER 31,
                                ------------------------  -------------------------------------------------------------------------
                                                                         COST OF                             PROCEEDS
                                  SHARES      COST ($)                PURCHASES ($)                       FROM SALES ($)
                                ----------  ------------  -----------------------------------   -----------------------------------
                                   2013         2013         2013         2012        2011         2013        2012         2011
                                ----------  ------------  ----------   ----------  ----------   ----------  ----------   ----------
     MSF BlackRock Large Cap
       Value Investment
       Division...............   1,535,572    16,567,153   2,342,311    3,386,813   1,424,125    1,620,473   1,826,005    1,183,780
     MSF BlackRock Money
       Market Investment
       Division...............     237,819    23,781,884   8,919,408   13,187,844  11,412,230    8,411,979  10,707,190   20,447,498
     MSF Davis Venture Value
       Investment Division....   1,692,569    47,415,753   3,803,213    2,240,132   4,062,485    6,337,042   3,984,624    5,416,410
     MSF Frontier Mid Cap
       Growth Investment
       Division...............   6,178,153   144,884,748   8,476,019    2,359,607   8,269,136   22,525,722  16,639,363   17,101,074
     MSF Jennison Growth
       Investment Division....   1,375,104    15,415,568     913,517    5,678,348   1,020,376    2,926,328   1,525,681    2,289,730
     MSF Loomis Sayles
       Small Cap Core
       Investment Division....      77,520    16,380,796   2,698,843    1,244,281   1,401,272    2,319,697   1,870,414    2,332,479
     MSF Loomis Sayles
       Small Cap Growth
       Investment Division....     733,333     7,321,932   1,502,732      435,159   1,535,720    1,369,444   1,390,992    1,011,621
     MSF Met/Artisan
       Mid Cap Value
       Investment Division....     240,575    49,230,865   1,897,264    1,652,342   2,136,634    4,831,177   3,672,223    4,226,880
     MSF MetLife Conservative
       Allocation Investment
       Division...............     428,259     4,839,598   1,016,919    1,835,676   1,806,198    1,287,364   1,004,176    1,511,348
     MSF MetLife Conservative
       to Moderate Allocation
       Investment Division....     716,981     7,995,503   1,722,153    2,243,025   1,953,282    1,719,216     731,687    2,239,776
     MSF MetLife Mid Cap
       Stock Index Investment
       Division...............   5,209,362    66,643,830  13,448,733    6,434,902   7,118,449    7,654,195   6,851,251    5,790,251
     MSF MetLife Moderate
       Allocation Investment
       Division...............   3,742,439    40,166,495   5,705,492    5,656,884   6,621,830    6,533,709   4,063,798    3,119,932
     MSF MetLife Moderate to
       Aggressive Allocation
       Investment Division....   6,499,539    69,742,286   7,738,825    7,501,562   8,856,018    8,434,282   5,594,631    4,089,610
     MSF MetLife Stock Index
       Investment Division....  21,753,279   662,656,025  44,934,052   41,740,053  42,140,081   61,796,495  56,539,432   42,862,666
     MSF MFS Total Return
       Investment Division....      58,856     7,947,718     938,490    1,197,544   1,189,902      830,981   1,043,992    1,494,750
     MSF MFS Value Investment
       Division...............   4,725,766    62,181,707  13,685,105    3,310,186   3,888,301    6,070,278   4,486,581    5,180,543
     MSF MSCI EAFE Index
       Investment Division....   5,859,932    65,024,022   7,260,878    7,247,918   9,375,469    7,024,358   7,865,571    5,508,673

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e)  For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h)  For the period April 30, 2012 to December 31, 2012.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                     AS OF DECEMBER 31,
                                  -------------------------

                                     SHARES      COST ($)
                                  -----------  ------------
                                      2013         2013
                                  -----------  ------------
     MSF Neuberger Berman
       Genesis Investment
       Division.................    6,231,068    89,502,562
     MSF Russell 2000 Index
       Investment Division......    3,642,566    43,690,487
     MSF T. Rowe Price Large
       Cap Growth Investment
       Division.................    3,277,100    45,589,605
     MSF T. Rowe Price Small
       Cap Growth Investment
       Division.................    5,270,376    71,654,015
     MSF Van Eck Global
       Natural Resources
       Investment Division......       11,989       160,661
     MSF Western Asset
       Management Strategic
       Bond Opportunities
       Investment Division......    1,885,981    23,372,761
     MSF Western Asset
       Management U.S.
       Government Investment
       Division.................    1,373,376    16,617,063
     PIMCO VIT All Asset
       Investment Division......       84,954       941,277
     PIMCO VIT Commodity
       Real Return Strategy
       Investment Division......          967         5,909
     PIMCO VIT Low Duration
       Investment Division......      148,125     1,551,518
     Pioneer VCT Emerging
       Markets Investment
       Division.................       10,867       261,397
     Pioneer VCT Mid Cap Value
       Investment Division......        2,175        33,678
     Putnam VT International
       Value Investment
       Division.................          581         5,951
     Royce Micro-Cap
       Investment Division......          605         6,212
     Royce Small-Cap
       Investment Division......       49,492       542,288
     UIF Emerging Markets Debt
       Investment Division......      141,121     1,250,999
     UIF Emerging Markets Equity
       Investment Division......       84,170     1,195,117
     Wells Fargo VT Total Return
       Bond Investment
       Division.................       25,568       270,900

                                                            FOR THE YEAR ENDED DECEMBER 31,
                                  ------------------------------------------------------------------------------------
                                                  COST OF                                   PROCEEDS
                                               PURCHASES ($)                             FROM SALES ($)
                                  -----------------------------------------  -----------------------------------------
                                     2013           2012        2011            2013           2012         2011
                                  -------------  ----------   -------------  -------------  ----------    ------------
     MSF Neuberger Berman
       Genesis Investment
       Division.................   7,027,531      1,372,639    2,070,471      7,742,991      5,678,800    5,494,730
     MSF Russell 2000 Index
       Investment Division......   3,029,528      2,536,084    4,574,342      6,463,070      5,292,336    7,433,659
     MSF T. Rowe Price Large
       Cap Growth Investment
       Division.................  15,736,961      2,729,462    2,728,837      6,944,037      3,564,278    5,712,444
     MSF T. Rowe Price Small
       Cap Growth Investment
       Division.................   9,391,866     12,017,765    6,480,374     11,430,616     10,094,477    9,130,453
     MSF Van Eck Global
       Natural Resources
       Investment Division......     114,120         52,989       15,766(f)      11,294          9,747          344(f)
     MSF Western Asset
       Management Strategic
       Bond Opportunities
       Investment Division......   3,018,642      2,398,460    2,218,805      2,127,409      2,267,683    2,678,776
     MSF Western Asset
       Management U.S.
       Government Investment
       Division.................   1,874,177      1,529,728    1,868,479      1,529,016      1,548,704    2,143,284
     PIMCO VIT All Asset
       Investment Division......     919,742         31,250       97,359(f)     102,137          4,536           --(f)
     PIMCO VIT Commodity
       Real Return Strategy
       Investment Division......       6,189(e)          --           --            275(e)          --           --
     PIMCO VIT Low Duration
       Investment Division......     932,742         47,764      210,299        317,710         43,068       21,217
     Pioneer VCT Emerging
       Markets Investment
       Division.................      85,122        511,183      461,977        472,102        259,048      837,851
     Pioneer VCT Mid Cap Value
       Investment Division......         425         13,669       52,297        131,940          7,978        6,022
     Putnam VT International
       Value Investment
       Division.................       6,233(b)          --           --            293(b)          --           --
     Royce Micro-Cap
       Investment Division......       2,118         56,398       22,196        429,932         11,535        9,860
     Royce Small-Cap
       Investment Division......     226,942        194,261    1,012,962        224,586        463,815      605,050
     UIF Emerging Markets Debt
       Investment Division......     271,301        734,902      432,895        107,779         65,546       19,721
     UIF Emerging Markets Equity
       Investment Division......     399,267        423,867      657,354        165,296         68,649      220,179
     Wells Fargo VT Total Return
       Bond Investment
       Division.................      59,791        435,287      134,983        270,977         88,422    1,089,695

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e)  For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h)  For the period April 30, 2012 to December 31, 2012.

This page is intentionally left blank.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011:


                                     ALLIANCEBERNSTEIN GLOBAL THEMATIC GROWTH
                                                INVESTMENT DIVISION
                             --------------------------------------------------------
                                    2013               2012               2011
                             -----------------  ------------------  -----------------

Units beginning of year....             11,630             914,212             19,486
Units issued and
   transferred from other
   funding options.........              1,489                 797            943,623
Units redeemed and
   transferred to other
   funding options.........            (2,998)           (903,379)           (48,897)
                             -----------------  ------------------  -----------------
Units end of year..........             10,121              11,630            914,212
                             =================  ==================  =================


                                       ALLIANCEBERNSTEIN INTERMEDIATE BOND
                                               INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2013              2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....              6,675              3,232              3,146
Units issued and
   transferred from other
   funding options.........                219              3,563                191
Units redeemed and
   transferred to other
   funding options.........            (3,082)              (120)              (105)
                             -----------------  -----------------  -----------------
Units end of year..........              3,812              6,675              3,232
                             =================  =================  =================


                                             AMERICAN CENTURY VP VISTA
                                                INVESTMENT DIVISION
                             --------------------------------------------------------
                                    2013               2012               2011
                             -----------------  ------------------  -----------------

Units beginning of year....                279                 679              5,360
Units issued and
   transferred from other
   funding options.........                 --                  63                753
Units redeemed and
   transferred to other
   funding options.........              (242)               (463)            (5,434)
                             -----------------  ------------------  -----------------
Units end of year..........                 37                 279                679
                             =================  ==================  =================


                                                AMERICAN FUNDS BOND
                                                INVESTMENT DIVISION
                             --------------------------------------------------------
                                    2013               2012               2011
                             -----------------  ------------------  -----------------

Units beginning of year....            397,946             367,699            361,073
Units issued and
   transferred from other
   funding options.........            106,636             131,998            111,528
Units redeemed and
   transferred to other
   funding options.........           (87,581)           (101,751)          (104,902)
                             -----------------  ------------------  -----------------
Units end of year..........            417,001             397,946            367,699
                             =================  ==================  =================

                                    AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2013               2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....          1,947,587          2,037,588          2,114,920
Units issued and
   transferred from other
   funding options.........            249,505            343,427            395,698
Units redeemed and
   transferred to other
   funding options.........          (348,852)          (433,428)          (473,030)
                             -----------------  -----------------  -----------------
Units end of year..........          1,848,240          1,947,587          2,037,588
                             =================  =================  =================


                                              AMERICAN FUNDS GROWTH
                                               INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2013               2012              2011
                             -----------------  -----------------  -----------------

Units beginning of year....          1,269,410          1,353,057          1,411,108
Units issued and
   transferred from other
   funding options.........            145,646            191,289            236,308
Units redeemed and
   transferred to other
   funding options.........          (230,258)          (274,936)          (294,359)
                             -----------------  -----------------  -----------------
Units end of year..........          1,184,798          1,269,410          1,353,057
                             =================  =================  =================


                                          AMERICAN FUNDS GROWTH-INCOME                  AMERICAN FUNDS HIGH-INCOME BOND
                                               INVESTMENT DIVISION                            INVESTMENT DIVISION
                             ------------------------------------------------------  ------------------------------------
                                   2013               2012               2011               2013             2012 (a)
                             -----------------  ----------------  -----------------  -----------------  -----------------

Units beginning of year....          1,382,116         1,453,945          1,483,095              4,606                 --
Units issued and
   transferred from other
   funding options.........            173,179           212,605            249,184                 18              4,621
Units redeemed and
   transferred to other
   funding options.........          (240,034)         (284,434)          (278,334)            (3,299)               (15)
                             -----------------  ----------------  -----------------  -----------------  -----------------
Units end of year..........          1,315,261         1,382,116          1,453,945              1,325              4,606
                             =================  ================  =================  =================  =================


                                           AMERICAN FUNDS INTERNATIONAL
                                                INVESTMENT DIVISION
                             ---------------------------------------------------------
                                    2013               2012                2011
                             ------------------  -----------------  ------------------

Units beginning of year....              18,773             21,039              27,930
Units issued and
   transferred from other
   funding options.........               7,789              1,746                 306
Units redeemed and
   transferred to other
   funding options.........             (7,400)            (4,012)             (7,197)
                             ------------------  -----------------  ------------------
Units end of year..........              19,162             18,773              21,039
                             ==================  =================  ==================


                                          AMERICAN FUNDS U.S. GOVERNMENT/
                                               AAA-RATED SECURITIES
                                                INVESTMENT DIVISION
                             --------------------------------------------------------
                                   2013                2012               2011
                             -----------------  -----------------  ------------------

Units beginning of year....              1,972              2,025               1,810
Units issued and
   transferred from other
   funding options.........                220                292               1,074
Units redeemed and
   transferred to other
   funding options.........               (99)              (345)               (859)
                             -----------------  -----------------  ------------------
Units end of year..........              2,093              1,972               2,025
                             =================  =================  ==================



                                         DREYFUS VIF INTERNATIONAL VALUE
                                               INVESTMENT DIVISION
                             -------------------------------------------------------
                                   2013                2012              2011
                             -----------------  -----------------  -----------------

Units beginning of year....             16,013             16,153             16,502
Units issued and
   transferred from other
   funding options.........                 11                 77                 99
Units redeemed and
   transferred to other
   funding options.........              (352)              (217)              (448)
                             -----------------  -----------------  -----------------
Units end of year..........             15,672             16,013             16,153
                             =================  =================  =================



                                        FIDELITY VIP ASSET MANAGER: GROWTH
                                                INVESTMENT DIVISION
                             --------------------------------------------------------
                                    2013               2012               2011
                             -----------------  ------------------  -----------------

Units beginning of year....            164,596             138,116            172,460
Units issued and
   transferred from other
   funding options.........             11,097              47,327             17,093
Units redeemed and
   transferred to other
   funding options.........           (43,635)            (20,847)           (51,437)
                             -----------------  ------------------  -----------------
Units end of year..........            132,058             164,596            138,116
                             =================  ==================  =================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011:


                                              FIDELITY VIP CONTRAFUND
                                                INVESTMENT DIVISION
                             ---------------------------------------------------------
                                    2013               2012                2011
                             -----------------  ------------------  ------------------

Units beginning of year....            147,414             157,450             190,755
Units issued and
   transferred from other
   funding options.........              9,977              16,403              22,512
Units redeemed and
   transferred to other
   funding options.........           (41,606)            (26,439)            (55,817)
                             -----------------  ------------------  ------------------
Units end of year..........            115,785             147,414             157,450
                             =================  ==================  ==================


                                            FIDELITY VIP EQUITY-INCOME
                                                INVESTMENT DIVISION
                             ---------------------------------------------------------
                                    2013                2012               2011
                             ------------------  -----------------  ------------------

Units beginning of year....               4,431              1,549              17,040
Units issued and
   transferred from other
   funding options.........                 860              3,462               2,435
Units redeemed and
   transferred to other
   funding options.........             (3,474)              (580)            (17,926)
                             ------------------  -----------------  ------------------
Units end of year..........               1,817              4,431               1,549
                             ==================  =================  ==================


                                              FIDELITY VIP FREEDOM 2010
                                                 INVESTMENT DIVISION
                             ---------------------------------------------------------
                                    2013                2012               2011
                             ------------------  -----------------  ------------------

Units beginning of year....               3,378              3,238               3,002
Units issued and
   transferred from other
   funding options.........                 118                200                 246
Units redeemed and
   transferred to other
   funding options.........                 (8)               (60)                (10)
                             ------------------  -----------------  ------------------
Units end of year..........               3,488              3,378               3,238
                             ==================  =================  ==================


                                             FIDELITY VIP FREEDOM 2020
                                                INVESTMENT DIVISION
                             --------------------------------------------------------
                                    2013                2012              2011
                             ------------------  -----------------  -----------------

Units beginning of year....              51,279             53,514             56,297
Units issued and
   transferred from other
   funding options.........               9,018                968                121
Units redeemed and
   transferred to other
   funding options.........             (1,710)            (3,203)            (2,904)
                             ------------------  -----------------  -----------------
Units end of year..........              58,587             51,279             53,514
                             ==================  =================  =================

                                FIDELITY VIP                                                                     FIDELITY VIP
                                FREEDOM 2025                       FIDELITY VIP FREEDOM 2030                     FREEDOM 2040
                             INVESTMENT DIVISION                      INVESTMENT DIVISION                     INVESTMENT DIVISION
                             -------------------  ----------------------------------------------------------  -------------------
                                  2013 (b)               2013                2012                2011              2013 (c)
                             -------------------  ------------------  ------------------  ------------------  -------------------

Units beginning of year....                  --                3,939               6,028               9,011                  --
Units issued and
   transferred from other
   funding options.........               2,321                  811                  83               2,929                 784
Units redeemed and
   transferred to other
   funding options.........               (172)                 (41)             (2,172)             (5,912)                 (2)
                             -------------------  ------------------  ------------------  ------------------  -------------------
Units end of year..........               2,149                4,709               3,939               6,028                 782
                             ===================  ==================  ==================  ==================  ===================



                                                         FIDELITY VIP FREEDOM 2050
                                                            INVESTMENT DIVISION
                                        ----------------------------------------------------------
                                               2013                2012              2011 (d)
                                        ------------------  ------------------  ------------------

Units beginning of year....                          1,468               1,492                  --
Units issued and
   transferred from other
   funding options.........                              1                  --               1,494
Units redeemed and
   transferred to other
   funding options.........                           (25)                (24)                 (2)
                                        ------------------  ------------------  ------------------
Units end of year..........                          1,444               1,468               1,492
                                        ==================  ==================  ==================



                                              FIDELITY VIP HIGH INCOME
                                                 INVESTMENT DIVISION
                             ---------------------------------------------------------
                                    2013                2012               2011
                             ------------------  ------------------  -----------------

Units beginning of year....               8,955               2,677                294
Units issued and
   transferred from other
   funding options.........                   4               6,418              2,406
Units redeemed and
   transferred to other
   funding options.........               (361)               (140)               (23)
                             ------------------  ------------------  -----------------
Units end of year..........               8,598               8,955              2,677
                             ==================  ==================  =================



                                        FIDELITY VIP INVESTMENT GRADE BOND
                                                INVESTMENT DIVISION
                             --------------------------------------------------------
                                   2013                2012                2011
                             -----------------  ------------------  -----------------

Units beginning of year....            144,729             117,053             38,436
Units issued and
   transferred from other
   funding options.........             74,632             117,701            120,433
Units redeemed and
   transferred to other
   funding options.........          (109,636)            (90,025)           (41,816)
                             -----------------  ------------------  -----------------
Units end of year..........            109,725             144,729            117,053
                             =================  ==================  =================


                                                                                              FTVIPT
                                                                                          FRANKLIN INCOME
                                                FIDELITY VIP MID CAP                        SECURITIES
                                                 INVESTMENT DIVISION                    INVESTMENT DIVISION
                             ---------------------------------------------------------  -------------------
                                    2013                2012               2011              2013 (e)
                             ------------------  ------------------  -----------------  -------------------

Units beginning of year....              26,557              24,942             16,733                  --
Units issued and
   transferred from other
   funding options.........                  46               4,204             12,194                   1
Units redeemed and
   transferred to other
   funding options.........            (20,102)             (2,589)            (3,985)                  --
                             ------------------  ------------------  -----------------  -------------------
Units end of year..........               6,501              26,557             24,942                   1
                             ==================  ==================  =================  ===================


                                                                                             FTVIPT
                                                                                          MUTUAL SHARES
                                     FTVIPT MUTUAL GLOBAL DISCOVERY SECURITIES             SECURITIES
                                                INVESTMENT DIVISION                    INVESTMENT DIVISION
                             --------------------------------------------------------  -------------------
                                    2013               2012                2011             2013 (e)
                             -----------------  ------------------  -----------------  -------------------

Units beginning of year....             40,339              44,626             53,444                  --
Units issued and
   transferred from other
   funding options.........              1,707               6,077              9,519                  72
Units redeemed and
   transferred to other
   funding options.........           (22,567)            (10,364)           (18,337)                 (5)
                             -----------------  ------------------  -----------------  -------------------
Units end of year..........             19,479              40,339             44,626                  67
                             =================  ==================  =================  ===================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011:


                                        FTVIPT TEMPLETON FOREIGN SECURITIES
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                   2013               2012                2011
                             -----------------  -----------------  -----------------

Units beginning of year....            225,312            203,775            558,309
Units issued and
   transferred from other
   funding options.........             22,322             49,290             26,853
Units redeemed and
   transferred to other
   funding options.........           (44,414)           (27,753)          (381,387)
                             -----------------  -----------------  -----------------
Units end of year..........            203,220            225,312            203,775
                             =================  =================  =================


                                       FTVIPT TEMPLETON GLOBAL BOND SECURITIES
                                                 INVESTMENT DIVISION
                             ---------------------------------------------------------
                                    2013               2012                2011
                             -----------------  ------------------  ------------------

Units beginning of year....             18,556              14,004                 179
Units issued and
   transferred from other
   funding options.........             40,703               5,493              25,202
Units redeemed and
   transferred to other
   funding options.........            (4,976)               (941)            (11,377)
                             -----------------  ------------------  ------------------
Units end of year..........             54,283              18,556              14,004
                             =================  ==================  ==================


                                           GOLDMAN SACHS MID-CAP VALUE
                                               INVESTMENT DIVISION
                             -------------------------------------------------------
                                   2013               2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....             15,625             19,234             24,643
Units issued and
   transferred from other
   funding options.........                 --                 --                 --
Units redeemed and
   transferred to other
   funding options.........            (3,835)            (3,609)            (5,409)
                             -----------------  -----------------  -----------------
Units end of year..........             11,790             15,625             19,234
                             =================  =================  =================


                                     GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                   2013               2012                2011
                             -----------------  -----------------  -----------------

Units beginning of year....              1,925              4,148              4,258
Units issued and
   transferred from other
   funding options.........                460                435                 38
Units redeemed and
   transferred to other
   funding options.........              (271)            (2,658)              (148)
                             -----------------  -----------------  -----------------
Units end of year..........              2,114              1,925              4,148
                             =================  =================  =================

                                                INVESCO V.I. COMSTOCK
                                                 INVESTMENT DIVISION
                             -----------------------------------------------------------
                                    2013                2012                 2011
                             ------------------  ------------------  -------------------

Units beginning of year....              18,847              17,951                2,966
Units issued and
   transferred from other
   funding options.........                  11               2,259               15,242
Units redeemed and
   transferred to other
   funding options.........               (400)             (1,363)                (257)
                             ------------------  ------------------  -------------------
Units end of year..........              18,458              18,847               17,951
                             ==================  ==================  ===================


                                           INVESCO V.I. GLOBAL REAL ESTATE
                                                 INVESTMENT DIVISION
                             -----------------------------------------------------------
                                    2013                2012                 2011
                             ------------------  -------------------  ------------------

Units beginning of year....              73,934               54,002              54,093
Units issued and
   transferred from other
   funding options.........               9,172               31,822              34,742
Units redeemed and
   transferred to other
   funding options.........            (17,404)             (11,890)            (34,833)
                             ------------------  -------------------  ------------------
Units end of year..........              65,702               73,934              54,002
                             ==================  ===================  ==================


                                        INVESCO V.I. GOVERNMENT SECURITIES
                                                INVESTMENT DIVISION
                             ----------------------------------------------------------
                                    2013                2012              2011 (f)
                             ------------------  ------------------  ------------------

Units beginning of year....                  22               1,570                  --
Units issued and
   transferred from other
   funding options.........                 820               1,091               8,213
Units redeemed and
   transferred to other
   funding options.........                (32)             (2,639)             (6,643)
                             ------------------  ------------------  ------------------
Units end of year..........                 810                  22               1,570
                             ==================  ==================  ==================


                                         INVESCO V.I. INTERNATIONAL GROWTH
                                                INVESTMENT DIVISION
                             ----------------------------------------------------------
                                    2013                2012                2011
                             ------------------  ------------------  ------------------

Units beginning of year....             314,797               1,308              14,201
Units issued and
   transferred from other
   funding options.........              15,364             329,534                 320
Units redeemed and
   transferred to other
   funding options.........           (313,932)            (16,045)            (13,213)
                             ------------------  ------------------  ------------------
Units end of year..........              16,229             314,797               1,308
                             ==================  ==================  ==================

                                                JANUS ASPEN BALANCED
                                                 INVESTMENT DIVISION
                             ---------------------------------------------------------
                                    2013                2012               2011
                             ------------------  -----------------  ------------------

Units beginning of year....              59,065             81,522             155,834
Units issued and
   transferred from other
   funding options.........               1,895              9,247               8,172
Units redeemed and
   transferred to other
   funding options.........            (16,489)           (31,704)            (82,484)
                             ------------------  -----------------  ------------------
Units end of year..........              44,471             59,065              81,522
                             ==================  =================  ==================


                                                JANUS ASPEN FORTY
                                               INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2013              2012                2011
                             -----------------  -----------------  -----------------

Units beginning of year....             46,505             45,616             73,218
Units issued and
   transferred from other
   funding options.........              1,234             13,757              4,044
Units redeemed and
   transferred to other
   funding options.........           (12,922)           (12,868)           (31,646)
                             -----------------  -----------------  -----------------
Units end of year..........             34,817             46,505             45,616
                             =================  =================  =================


                                                  JANUS ASPEN JANUS
                                                 INVESTMENT DIVISION
                             ---------------------------------------------------------
                                    2013                2012               2011
                             ------------------  -----------------  ------------------

Units beginning of year....              81,921             85,791             741,523
Units issued and
   transferred from other
   funding options.........                 121              1,271                 640
Units redeemed and
   transferred to other
   funding options.........            (53,627)            (5,141)           (656,372)
                             ------------------  -----------------  ------------------
Units end of year..........              28,415             81,921              85,791
                             ==================  =================  ==================


                                               JANUS ASPEN OVERSEAS
                                                INVESTMENT DIVISION
                             --------------------------------------------------------
                                    2013               2012                2011
                             -----------------  ------------------  -----------------

Units beginning of year....             17,627              15,536             11,481
Units issued and
   transferred from other
   funding options.........                228               3,116            181,594
Units redeemed and
   transferred to other
   funding options.........           (15,452)             (1,025)          (177,539)
                             -----------------  ------------------  -----------------
Units end of year..........              2,403              17,627             15,536
                             =================  ==================  =================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011:



                                               MFS VIT GLOBAL EQUITY
                                                INVESTMENT DIVISION
                             --------------------------------------------------------
                                    2013               2012               2011
                             -----------------  ------------------  -----------------

Units beginning of year....              7,233                 356             14,222
Units issued and
   transferred from other
   funding options.........                716               7,683                851
Units redeemed and
   transferred to other
   funding options.........              (188)               (806)           (14,717)
                             -----------------  ------------------  -----------------
Units end of year..........              7,761               7,233                356
                             =================  ==================  =================



                                                MFS VIT NEW DISCOVERY
                                                 INVESTMENT DIVISION
                             ---------------------------------------------------------
                                    2013               2012                2011
                             -----------------  ------------------  ------------------

Units beginning of year....              9,204               7,919               7,814
Units issued and
   transferred from other
   funding options.........                 --               1,553                 359
Units redeemed and
   transferred to other
   funding options.........              (483)               (268)               (254)
                             -----------------  ------------------  ------------------
Units end of year..........              8,721               9,204               7,919
                             =================  ==================  ==================


                                                                                           MFS VIT II
                                                   MFS VIT VALUE                           HIGH YIELD
                                                INVESTMENT DIVISION                    INVESTMENT DIVISION
                             --------------------------------------------------------  -------------------
                                   2013                2012               2011              2013 (g)
                             -----------------  -----------------  ------------------  -------------------

Units beginning of year....              1,049              3,138               5,577                  --
Units issued and
   transferred from other
   funding options.........                  1                 --                  --               8,117
Units redeemed and
   transferred to other
   funding options.........               (72)            (2,089)             (2,439)                (42)
                             -----------------  -----------------  ------------------  -------------------
Units end of year..........                978              1,049               3,138               8,075
                             =================  =================  ==================  ===================


                                MIST ALLIANCEBERNSTEIN GLOBAL
                                     DYNAMIC ALLOCATION
                                     INVESTMENT DIVISION
                             ------------------------------------
                                   2013              2012 (h)
                             -----------------  -----------------

Units beginning of year....                656                 --
Units issued and
   transferred from other
   funding options.........              2,831                852
Units redeemed and
   transferred to other
   funding options.........              (640)              (196)
                             -----------------  -----------------
Units end of year..........              2,847                656
                             =================  =================

                                      MIST AMERICAN FUNDS BALANCED ALLOCATION
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2013               2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....             54,591             50,766             41,296
Units issued and
   transferred from other
   funding options.........              6,481              8,491             21,131
Units redeemed and
   transferred to other
   funding options.........            (3,614)            (4,666)           (11,661)
                             -----------------  -----------------  -----------------
Units end of year..........             57,458             54,591             50,766
                             =================  =================  =================


                                       MIST AMERICAN FUNDS GROWTH ALLOCATION
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2013               2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....             84,318             82,817             71,574
Units issued and
   transferred from other
   funding options.........             43,545             19,200             22,942
Units redeemed and
   transferred to other
   funding options.........           (19,761)           (17,699)           (11,699)
                             -----------------  -----------------  -----------------
Units end of year..........            108,102             84,318             82,817
                             =================  =================  =================


                                     MIST AMERICAN FUNDS MODERATE ALLOCATION              MIST AQR GLOBAL RISK BALANCED
                                               INVESTMENT DIVISION                             INVESTMENT DIVISION
                             -------------------------------------------------------  ------------------------------------
                                   2013               2012               2011                2013             2012 (h)
                             -----------------  -----------------  -----------------  -----------------  -----------------

Units beginning of year....             49,584             37,706             23,584              2,358                 --
Units issued and
   transferred from other
   funding options.........             22,287             18,239             16,729             18,647              2,974
Units redeemed and
   transferred to other
   funding options.........            (6,976)            (6,361)            (2,607)            (5,946)              (616)
                             -----------------  -----------------  -----------------  -----------------  -----------------
Units end of year..........             64,895             49,584             37,706             15,059              2,358
                             =================  =================  =================  =================  =================

                                         MIST BLACKROCK
                                   GLOBAL TACTICAL STRATEGIES                      MIST BLACKROCK LARGE CAP CORE
                                       INVESTMENT DIVISION                              INVESTMENT DIVISION
                              -------------------------------------  --------------------------------------------------------
                                     2013             2012 (h)             2013                2012               2011
                              -----------------  ------------------  -----------------  -----------------  ------------------

Units beginning of year.....              3,707                  --         11,913,338         12,762,727          13,468,383
Units issued and
   transferred from other
   funding options..........              6,344               3,964          1,167,810          1,483,936           1,797,760
Units redeemed and
   transferred to other
   funding options..........            (1,230)               (257)        (1,896,316)        (2,333,325)         (2,503,416)
                              -----------------  ------------------  -----------------  -----------------  ------------------
Units end of year...........              8,821               3,707         11,184,832         11,913,338          12,762,727
                              =================  ==================  =================  =================  ==================



                                                     MIST CLARION GLOBAL REAL ESTATE
                                                           INVESTMENT DIVISION
                                        --------------------------------------------------------
                                               2013               2012                2011
                                        ------------------  -----------------  -----------------

Units beginning of year.....                     1,388,419          1,311,823          1,342,988
Units issued and
   transferred from other
   funding options..........                       302,475            371,416            277,732
Units redeemed and
   transferred to other
   funding options..........                     (278,225)          (294,820)          (308,897)
                                        ------------------  -----------------  -----------------
Units end of year...........                     1,412,669          1,388,419          1,311,823
                                        ==================  =================  =================



                                        MIST CLEARBRIDGE AGGRESSIVE GROWTH II
                                                 INVESTMENT DIVISION
                              --------------------------------------------------------
                                     2013               2012               2011
                              -----------------  ------------------  -----------------

Units beginning of year.....          1,085,660           1,093,634          1,185,626
Units issued and
   transferred from other
   funding options..........            178,832             286,818            250,215
Units redeemed and
   transferred to other
   funding options..........          (256,271)           (294,792)          (342,207)
                              -----------------  ------------------  -----------------
Units end of year...........          1,008,221           1,085,660          1,093,634
                              =================  ==================  =================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011:



                                        MIST CLEARBRIDGE AGGRESSIVE GROWTH
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2013               2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....          1,313,742          1,353,551            888,257
Units issued and
   transferred from other
   funding options.........            313,509            230,917            760,794
Units redeemed and
   transferred to other
   funding options.........          (251,506)          (270,726)          (295,500)
                             -----------------  -----------------  -----------------
Units end of year..........          1,375,745          1,313,742          1,353,551
                             =================  =================  =================


                                                                                                   MIST INVESCO
                                         MIST HARRIS OAKMARK INTERNATIONAL                   BALANCED-RISK ALLOCATION
                                                INVESTMENT DIVISION                             INVESTMENT DIVISION
                             --------------------------------------------------------  ------------------------------------
                                    2013               2012               2011                2013             2012 (h)
                             ------------------  -----------------  -----------------  -----------------  -----------------

Units beginning of year....           1,421,965          1,483,192          1,473,309              7,100                 --
Units issued and
   transferred from other
   funding options.........             863,606            301,420            324,563             26,433              9,427
Units redeemed and
   transferred to other
   funding options.........           (304,727)          (362,647)          (314,680)           (10,595)            (2,327)
                             ------------------  -----------------  -----------------  -----------------  -----------------
Units end of year..........           1,980,844          1,421,965          1,483,192             22,938              7,100
                             ==================  =================  =================  =================  =================



                                             MIST INVESCO MID CAP VALUE
                                                 INVESTMENT DIVISION
                             ---------------------------------------------------------
                                    2013               2012                2011
                             -----------------  ------------------  ------------------

Units beginning of year....          2,873,152               9,000               7,974
Units issued and
   transferred from other
   funding options.........            304,764           3,301,144               1,279
Units redeemed and
   transferred to other
   funding options.........          (470,475)           (436,992)               (253)
                             -----------------  ------------------  ------------------
Units end of year..........          2,707,441           2,873,152               9,000
                             =================  ==================  ==================


                                                                                                  MIST JPMORGAN
                                          MIST INVESCO SMALL CAP GROWTH                     GLOBAL ACTIVE ALLOCATION
                                               INVESTMENT DIVISION                             INVESTMENT DIVISION
                             -------------------------------------------------------  ------------------------------------
                                   2013               2012               2011               2013              2012 (h)
                             -----------------  -----------------  -----------------  -----------------  -----------------

Units beginning of year....            245,733            279,254            280,254             17,811                 --
Units issued and
   transferred from other
   funding options.........             77,189             58,241             85,976            119,559             20,291
Units redeemed and
   transferred to other
   funding options.........           (71,779)           (91,762)           (86,976)           (43,535)            (2,480)
                             -----------------  -----------------  -----------------  -----------------  -----------------
Units end of year..........            251,143            245,733            279,254             93,835             17,811
                             =================  =================  =================  =================  =================


                                                                                          MIST LOOMIS
                                                                                         SAYLES GLOBAL
                                           MIST JPMORGAN SMALL CAP VALUE                    MARKETS
                                                INVESTMENT DIVISION                   INVESTMENT DIVISION
                             -------------------------------------------------------  -------------------
                                   2013               2012               2011              2013 (e)
                             -----------------  -----------------  -----------------  -------------------

Units beginning of year....              2,300              2,480              1,705                  --
Units issued and
   transferred from other
   funding options.........             10,018              1,210              1,121              22,483
Units redeemed and
   transferred to other
   funding options.........              (908)            (1,390)              (346)               (649)
                             -----------------  -----------------  -----------------  -------------------
Units end of year..........             11,410              2,300              2,480              21,834
                             =================  =================  =================  ===================

                                                                                               MIST MET/TEMPLETON
                                          MIST LORD ABBETT BOND DEBENTURE                      INTERNATIONAL BOND
                                                INVESTMENT DIVISION                            INVESTMENT DIVISION
                             -------------------------------------------------------  -------------------------------------
                                    2013               2012               2011               2013             2012 (h)
                             -----------------  -----------------  -----------------   -----------------  -----------------

Units beginning of year....          1,063,203          1,085,311          1,222,207                 181                 --
Units issued and
   transferred from other
   funding options.........            133,374            167,197            200,137               7,357                270
Units redeemed and
   transferred to other
   funding options.........          (192,665)          (189,305)          (337,033)             (1,571)               (89)
                             -----------------  -----------------  -----------------   -----------------  -----------------
Units end of year..........          1,003,912          1,063,203          1,085,311               5,967                181
                             =================  =================  =================   =================  =================



                                                    MIST METLIFE AGGRESSIVE STRATEGY
                                                           INVESTMENT DIVISION
                                        -------------------------------------------------------
                                              2013               2012              2011 (f)
                                        -----------------  -----------------  -----------------

Units beginning of year....                     1,085,674          1,049,786                 --
Units issued and
   transferred from other
   funding options.........                       197,390            225,712          1,234,168
Units redeemed and
   transferred to other
   funding options.........                     (217,994)          (189,824)          (184,382)
                                        -----------------  -----------------  -----------------
Units end of year..........                     1,065,070          1,085,674          1,049,786
                                        =================  =================  =================


                                                                      MIST METLIFE
                                  MIST METLIFE BALANCED PLUS         GROWTH STRATEGY
                                      INVESTMENT DIVISION          INVESTMENT DIVISION
                             ------------------------------------  -------------------
                                    2013             2012 (h)           2013 (e)
                             -----------------  -----------------  -------------------

Units beginning of year....              4,287                 --                  --
Units issued and
   transferred from other
   funding options.........              9,284              4,873              22,996
Units redeemed and
   transferred to other
   funding options.........            (5,886)              (586)             (2,276)
                             -----------------  -----------------  -------------------
Units end of year..........              7,685              4,287              20,720
                             =================  =================  ===================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011:


                                MIST METLIFE
                                 MULTI-INDEX
                                TARGETED RISK                 MIST MFS EMERGING MARKETS EQUITY
                             INVESTMENT DIVISION                     INVESTMENT DIVISION
                             -------------------  -------------------------------------------------------
                                  2013 (e)               2013               2012            2011 (f)
                             -------------------  -----------------  -----------------  -----------------

Units beginning of year....                 --                6,737              2,070                 --
Units issued and
   transferred from other
   funding options.........                 91               16,265             12,249              2,117
Units redeemed and
   transferred to other
   funding options.........               (68)              (1,297)            (7,582)               (47)
                             -------------------  -----------------  -----------------  -----------------
Units end of year..........                 23               21,705              6,737              2,070
                             ===================  =================  =================  =================




                                                                      MIST MFS RESEARCH INTERNATIONAL
                                                                            INVESTMENT DIVISION
                                                          ------------------------------------------------------
                                                                2013               2012               2011
                                                          -----------------  -----------------  ----------------

Units beginning of year....                                         920,691            820,338           838,110
Units issued and
   transferred from other
   funding options.........                                         300,336            314,771           223,953
Units redeemed and
   transferred to other
   funding options.........                                       (155,528)          (214,418)         (241,725)
                                                          -----------------  -----------------  ----------------
Units end of year..........                                       1,065,499            920,691           820,338
                                                          =================  =================  ================




                                        MIST MORGAN STANLEY MID CAP GROWTH
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2013               2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....         11,831,703         12,356,734         13,121,650
Units issued and
   transferred from other
   funding options.........          1,271,412          1,750,563          1,773,282
Units redeemed and
   transferred to other
   funding options.........        (1,932,126)        (2,275,594)        (2,538,198)
                             -----------------  -----------------  -----------------
Units end of year..........         11,170,989         11,831,703         12,356,734
                             =================  =================  =================

                                         MIST OPPENHEIMER GLOBAL EQUITY
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2013              2012               2011
                             -----------------  -----------------  ----------------

Units beginning of year....          1,769,256          1,918,512         2,044,692
Units issued and
   transferred from other
   funding options.........            403,190            220,361           348,871
Units redeemed and
   transferred to other
   funding options.........          (492,461)          (369,617)         (475,051)
                             -----------------  -----------------  ----------------
Units end of year..........          1,679,985          1,769,256         1,918,512
                             =================  =================  ================


                                       MIST PIMCO INFLATION PROTECTED BOND
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2013              2012               2011
                             -----------------  -----------------  ----------------

Units beginning of year....            837,709            700,157           653,613
Units issued and
   transferred from other
   funding options.........            212,906            381,726           288,475
Units redeemed and
   transferred to other
   funding options.........          (295,341)          (244,174)         (241,931)
                             -----------------  -----------------  ----------------
Units end of year..........            755,274            837,709           700,157
                             =================  =================  ================


                                             MIST PIMCO TOTAL RETURN
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2013              2012               2011
                             -----------------  -----------------  ----------------

Units beginning of year....          2,365,572          2,427,091         2,450,427
Units issued and
   transferred from other
   funding options.........            638,791            550,605           620,126
Units redeemed and
   transferred to other
   funding options.........          (539,770)          (612,124)         (643,462)
                             -----------------  -----------------  ----------------
Units end of year..........          2,464,593          2,365,572         2,427,091
                             =================  =================  ================


                                                MIST PIONEER FUND
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2013              2012               2011
                             -----------------  -----------------  ----------------

Units beginning of year....             13,454             13,480            17,938
Units issued and
   transferred from other
   funding options.........                 95                301               399
Units redeemed and
   transferred to other
   funding options.........            (2,925)              (327)           (4,857)
                             -----------------  -----------------  ----------------
Units end of year..........             10,624             13,454            13,480
                             =================  =================  ================

                                MIST PYRAMIS
                                MANAGED RISK       MIST SCHRODERS GLOBAL MULTI-ASSET
                             INVESTMENT DIVISION          INVESTMENT DIVISION
                             -------------------  ------------------------------------
                                  2013 (e)              2013             2012 (h)
                             -------------------  -----------------  -----------------

Units beginning of year....                 --                5,334                 --
Units issued and
   transferred from other
   funding options.........                  3               18,632              7,478
Units redeemed and
   transferred to other
   funding options.........                 --              (4,880)            (2,144)
                             -------------------  -----------------  -----------------
Units end of year..........                  3               19,086              5,334
                             ===================  =================  =================



                                         MIST SSGA GROWTH AND INCOME ETF
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2013               2012               2011
                             -----------------  ----------------  -----------------

Units beginning of year....            450,776           381,525            320,284
Units issued and
   transferred from other
   funding options.........            138,933           154,362            139,491
Units redeemed and
   transferred to other
   funding options.........           (85,966)          (85,111)           (78,250)
                             -----------------  ----------------  -----------------
Units end of year..........            503,743           450,776            381,525
                             =================  ================  =================



                                              MIST SSGA GROWTH ETF
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2013               2012               2011
                             -----------------  -----------------  ----------------

Units beginning of year....            332,667            299,115           237,751
Units issued and
   transferred from other
   funding options.........            106,864            100,874           190,117
Units redeemed and
   transferred to other
   funding options.........           (72,710)           (67,322)         (128,753)
                             -----------------  -----------------  ----------------
Units end of year..........            366,821            332,667           299,115
                             =================  =================  ================



                                        MIST T. ROWE PRICE LARGE CAP VALUE
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2013              2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....            112,114            108,604            601,441
Units issued and
   transferred from other
   funding options.........             30,343              5,096              1,323
Units redeemed and
   transferred to other
   funding options.........           (14,177)            (1,586)          (494,160)
                             -----------------  -----------------  -----------------
Units end of year..........            128,280            112,114            108,604
                             =================  =================  =================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011:


                                         MIST T. ROWE PRICE MID CAP GROWTH
                                                INVESTMENT DIVISION
                             --------------------------------------------------------
                                    2013               2012               2011
                             -----------------  ------------------  -----------------

Units beginning of year....          1,544,904           1,957,835          1,725,748
Units issued and
   transferred from other
   funding options.........            265,706             314,763            685,902
Units redeemed and
   transferred to other
   funding options.........          (327,672)           (727,694)          (453,815)
                             -----------------  ------------------  -----------------
Units end of year..........          1,482,938           1,544,904          1,957,835
                             =================  ==================  =================


                                         MIST THIRD AVENUE SMALL CAP VALUE
                                                INVESTMENT DIVISION
                             --------------------------------------------------------
                                    2013               2012               2011
                             -----------------  ------------------  -----------------

Units beginning of year....             50,513              54,483             96,930
Units issued and
   transferred from other
   funding options.........              3,119               8,078             30,935
Units redeemed and
   transferred to other
   funding options.........           (12,202)            (12,048)           (73,382)
                             -----------------  ------------------  -----------------
Units end of year..........             41,430              50,513             54,483
                             =================  ==================  =================


                                      MSF BAILLIE GIFFORD INTERNATIONAL STOCK
                                                INVESTMENT DIVISION
                             --------------------------------------------------------
                                    2013               2012               2011
                             -----------------  ------------------  -----------------

Units beginning of year....          2,785,901           2,947,427          2,985,340
Units issued and
   transferred from other
   funding options.........            371,228             466,869            537,715
Units redeemed and
   transferred to other
   funding options.........          (461,930)           (628,395)          (575,628)
                             -----------------  ------------------  -----------------
Units end of year..........          2,695,199           2,785,901          2,947,427
                             =================  ==================  =================


                                        MSF BARCLAYS AGGREGATE BOND INDEX
                                               INVESTMENT DIVISION
                             -------------------------------------------------------
                                   2013                2012              2011
                             -----------------  -----------------  -----------------

Units beginning of year....          5,528,875          5,367,889          6,069,208
Units issued and
   transferred from other
   funding options.........          1,310,705          1,299,442          1,036,792
Units redeemed and
   transferred to other
   funding options.........          (935,140)        (1,138,456)        (1,738,111)
                             -----------------  -----------------  -----------------
Units end of year..........          5,904,440          5,528,875          5,367,889
                             =================  =================  =================

                                             MSF BLACKROCK BOND INCOME
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2013               2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....          3,286,524          3,448,815          3,695,898
Units issued and
   transferred from other
   funding options.........            408,801            453,762            476,235
Units redeemed and
   transferred to other
   funding options.........          (530,588)          (616,053)          (723,318)
                             -----------------  -----------------  -----------------
Units end of year..........          3,164,737          3,286,524          3,448,815
                             =================  =================  =================


                                       MSF BLACKROCK CAPITAL APPRECIATION
                                               INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2013              2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....          1,083,757            533,802            494,998
Units issued and
   transferred from other
   funding options.........            306,867            759,181            231,277
Units redeemed and
   transferred to other
   funding options.........          (152,555)          (209,226)          (192,473)
                             -----------------  -----------------  -----------------
Units end of year..........          1,238,069          1,083,757            533,802
                             =================  =================  =================


                                             MSF BLACKROCK DIVERSIFIED
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                   2013                2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....          9,597,280         10,223,668         10,826,228
Units issued and
   transferred from other
   funding options.........          1,003,288          1,214,215          1,401,995
Units redeemed and
   transferred to other
   funding options.........        (1,506,903)        (1,840,603)        (2,004,555)
                             -----------------  -----------------  -----------------
Units end of year..........          9,093,665          9,597,280         10,223,668
                             =================  =================  =================


                                           MSF BLACKROCK LARGE CAP VALUE
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2013              2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....            972,398          1,036,664          1,026,360
Units issued and
   transferred from other
   funding options.........            172,172            193,068            229,911
Units redeemed and
   transferred to other
   funding options.........          (191,793)          (257,334)          (219,607)
                             -----------------  -----------------  -----------------
Units end of year..........            952,777            972,398          1,036,664
                             =================  =================  =================

                                            MSF BLACKROCK MONEY MARKET
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2013              2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....          1,306,002          1,163,332          1,663,896
Units issued and
   transferred from other
   funding options.........            573,675            797,800            607,896
Units redeemed and
   transferred to other
   funding options.........          (545,615)          (655,130)        (1,108,460)
                             -----------------  -----------------  -----------------
Units end of year..........          1,334,062          1,306,002          1,163,332
                             =================  =================  =================


                                             MSF DAVIS VENTURE VALUE
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2013               2012               2011
                             ----------------  -----------------  -----------------

Units beginning of year....         1,511,861          1,569,723          1,632,869
Units issued and
   transferred from other
   funding options.........           186,017            233,892            320,460
Units redeemed and
   transferred to other
   funding options.........         (307,928)          (291,754)          (383,606)
                             ----------------  -----------------  -----------------
Units end of year..........         1,389,950          1,511,861          1,569,723
                             ================  =================  =================


                                           MSF FRONTIER MID CAP GROWTH
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2013               2012               2011
                             -----------------  ----------------  -----------------

Units beginning of year....          8,053,406         8,613,267          9,010,506
Units issued and
   transferred from other
   funding options.........            669,008           944,396          1,226,282
Units redeemed and
   transferred to other
   funding options.........        (1,394,209)       (1,504,257)        (1,623,521)
                             -----------------  ----------------  -----------------
Units end of year..........          7,328,205         8,053,406          8,613,267
                             =================  ================  =================


                                               MSF JENNISON GROWTH
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2013              2012               2011
                             -----------------  -----------------  ----------------

Units beginning of year....          1,151,518          1,066,474         1,234,658
Units issued and
   transferred from other
   funding options.........            133,920            309,675           212,585
Units redeemed and
   transferred to other
   funding options.........          (271,327)          (224,631)         (380,769)
                             -----------------  -----------------  ----------------
Units end of year..........          1,014,111          1,151,518         1,066,474
                             =================  =================  ================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011:


                                        MSF LOOMIS SAYLES SMALL CAP CORE
                                               INVESTMENT DIVISION
                             -------------------------------------------------------
                                   2013               2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....             88,479             95,949            115,539
Units issued and
   transferred from other
   funding options.........              9,232             10,523             19,557
Units redeemed and
   transferred to other
   funding options.........           (16,439)           (17,993)           (39,147)
                             -----------------  -----------------  -----------------
Units end of year..........             81,272             88,479             95,949
                             =================  =================  =================


                                       MSF LOOMIS SAYLES SMALL CAP GROWTH
                                               INVESTMENT DIVISION
                             -------------------------------------------------------
                                   2013                2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....            569,420            639,754            597,616
Units issued and
   transferred from other
   funding options.........            141,821             96,222            204,191
Units redeemed and
   transferred to other
   funding options.........          (135,766)          (166,556)          (162,053)
                             -----------------  -----------------  -----------------
Units end of year..........            575,475            569,420            639,754
                             =================  =================  =================


                                           MSF MET/ARTISAN MID CAP VALUE
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2013               2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....            188,777            187,483            222,836
Units issued and
   transferred from other
   funding options.........             34,357             37,546             55,960
Units redeemed and
   transferred to other
   funding options.........           (43,905)           (36,252)           (91,313)
                             -----------------  -----------------  -----------------
Units end of year..........            179,229            188,777            187,483
                             =================  =================  =================


                                        MSF METLIFE CONSERVATIVE ALLOCATION
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2013               2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....            330,868            293,962            281,025
Units issued and
   transferred from other
   funding options.........             80,970            138,689            187,246
Units redeemed and
   transferred to other
   funding options.........          (109,570)          (101,783)          (174,309)
                             -----------------  -----------------  -----------------
Units end of year..........            302,268            330,868            293,962
                             =================  =================  =================

                                  MSF METLIFE CONSERVATIVE TO MODERATE ALLOCATION
                                                INVESTMENT DIVISION
                             --------------------------------------------------------
                                    2013               2012               2011
                             -----------------  ------------------  -----------------

Units beginning of year....            548,694             491,119            523,187
Units issued and
   transferred from other
   funding options.........            132,624             165,315            194,728
Units redeemed and
   transferred to other
   funding options.........          (152,673)           (107,740)          (226,796)
                             -----------------  ------------------  -----------------
Units end of year..........            528,645             548,694            491,119
                             =================  ==================  =================


                                          MSF METLIFE MID CAP STOCK INDEX
                                                INVESTMENT DIVISION
                             --------------------------------------------------------
                                    2013               2012               2011
                             -----------------  ------------------  -----------------

Units beginning of year....          2,971,386           3,140,839          3,223,737
Units issued and
   transferred from other
   funding options.........            688,636             476,623            578,839
Units redeemed and
   transferred to other
   funding options.........          (563,308)           (646,076)          (661,737)
                             -----------------  ------------------  -----------------
Units end of year..........          3,096,714           2,971,386          3,140,839
                             =================  ==================  =================


                                          MSF METLIFE MODERATE ALLOCATION
                                                INVESTMENT DIVISION
                             --------------------------------------------------------
                                   2013                2012               2011
                             -----------------  -----------------  ------------------

Units beginning of year....          3,085,848          3,050,810           2,825,563
Units issued and
   transferred from other
   funding options.........            570,724            658,640             818,677
Units redeemed and
   transferred to other
   funding options.........          (697,334)          (623,602)           (593,430)
                             -----------------  -----------------  ------------------
Units end of year..........          2,959,238          3,085,848           3,050,810
                             =================  =================  ==================


                                   MSF METLIFE MODERATE TO AGGRESSIVE ALLOCATION
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                   2013               2012                2011
                             -----------------  -----------------  -----------------

Units beginning of year....          5,433,641          5,400,236          5,118,269
Units issued and
   transferred from other
   funding options.........            951,279          1,100,174          1,298,976
Units redeemed and
   transferred to other
   funding options.........        (1,080,050)        (1,066,769)        (1,017,009)
                             -----------------  -----------------  -----------------
Units end of year..........          5,304,870          5,433,641          5,400,236
                             =================  =================  =================

                                             MSF METLIFE STOCK INDEX
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2013               2012               2011
                             -----------------  ----------------  -----------------

Units beginning of year....         35,058,600        36,301,700         36,664,506
Units issued and
   transferred from other
   funding options.........          3,838,942         4,994,055          5,857,273
Units redeemed and
   transferred to other
   funding options.........        (5,393,259)       (6,237,155)        (6,220,079)
                             -----------------  ----------------  -----------------
Units end of year..........         33,504,283        35,058,600         36,301,700
                             =================  ================  =================


                                              MSF MFS TOTAL RETURN
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2013               2012              2011
                             ----------------  -----------------  -----------------

Units beginning of year....           523,594            528,477            568,106
Units issued and
   transferred from other
   funding options.........            78,131            105,811            110,243
Units redeemed and
   transferred to other
   funding options.........          (85,265)          (110,694)          (149,872)
                             ----------------  -----------------  -----------------
Units end of year..........           516,460            523,594            528,477
                             ================  =================  =================


                                                   MSF MFS VALUE
                                                INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2013              2012               2011
                              ----------------  -----------------  ----------------

Units beginning of year....          3,634,888          3,828,828         3,975,344
Units issued and
   transferred from other
   funding options.........            938,625            529,637           685,905
Units redeemed and
   transferred to other
   funding options.........          (693,073)          (723,577)         (832,421)
                              ----------------  -----------------  ----------------
Units end of year..........          3,880,440          3,634,888         3,828,828
                              ================  =================  ================


                                               MSF MSCI EAFE INDEX
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                    2013              2012               2011
                             -----------------  ----------------  -----------------

Units beginning of year....          4,738,737         4,910,651          4,717,340
Units issued and
   transferred from other
   funding options.........            768,969           973,636          1,183,779
Units redeemed and
   transferred to other
   funding options.........          (887,940)       (1,145,550)          (990,468)
                             -----------------  ----------------  -----------------
Units end of year..........          4,619,766         4,738,737          4,910,651
                             =================  ================  =================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
   FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011:


                                           MSF NEUBERGER BERMAN GENESIS
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                   2013                2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....          3,701,342          3,915,596          4,111,864
Units issued and
   transferred from other
   funding options.........            615,549            506,545            590,730
Units redeemed and
   transferred to other
   funding options.........          (647,874)          (720,799)          (786,998)
                             -----------------  -----------------  -----------------
Units end of year..........          3,669,017          3,701,342          3,915,596
                             =================  =================  =================


                                              MSF RUSSELL 2000 INDEX
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                   2013               2012                2011
                             -----------------  -----------------  -----------------

Units beginning of year....          2,492,581          2,653,125          2,808,600
Units issued and
   transferred from other
   funding options.........            288,294            369,378            516,402
Units redeemed and
   transferred to other
   funding options.........          (452,487)          (529,922)          (671,877)
                             -----------------  -----------------  -----------------
Units end of year..........          2,328,388          2,492,581          2,653,125
                             =================  =================  =================


                                        MSF T. ROWE PRICE LARGE CAP GROWTH
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2013               2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....          2,902,055          2,954,760          3,148,378
Units issued and
   transferred from other
   funding options.........          1,182,376            509,096            503,272
Units redeemed and
   transferred to other
   funding options.........          (656,644)          (561,801)          (696,890)
                             -----------------  -----------------  -----------------
Units end of year..........          3,427,787          2,902,055          2,954,760
                             =================  =================  =================


                                        MSF T. ROWE PRICE SMALL CAP GROWTH
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2013               2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....          3,660,384          3,938,724          4,055,742
Units issued and
   transferred from other
   funding options.........            337,801            426,779            645,717
Units redeemed and
   transferred to other
   funding options.........          (591,734)          (705,119)          (762,735)
                             -----------------  -----------------  -----------------
Units end of year..........          3,406,451          3,660,384          3,938,724
                             =================  =================  =================


                                     MSF VAN ECK GLOBAL NATURAL RESOURCES
                                              INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2013               2012            2011 (f)
                             -----------------  ----------------  -----------------

Units beginning of year....                319                81                 --
Units issued and
   transferred from other
   funding options.........                661               295                 83
Units redeemed and
   transferred to other
   funding options.........               (64)              (57)                (2)
                             -----------------  ----------------  -----------------
Units end of year..........                916               319                 81
                             =================  ================  =================


                                                MSF WESTERN ASSET
                                     MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                               INVESTMENT DIVISION
                             -------------------------------------------------------
                                   2013               2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....          1,037,022          1,068,823          1,145,809
Units issued and
   transferred from other
   funding options.........            177,853            191,180            190,447
Units redeemed and
   transferred to other
   funding options.........          (192,623)          (222,981)          (267,433)
                             -----------------  -----------------  -----------------
Units end of year..........          1,022,252          1,037,022          1,068,823
                             =================  =================  =================



                                   MSF WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2013               2012               2011
                             -----------------  -----------------  -----------------

Units beginning of year....            936,357            957,065          1,021,769
Units issued and
   transferred from other
   funding options.........            186,398            195,506            193,206
Units redeemed and
   transferred to other
   funding options.........          (187,378)          (216,214)          (257,910)
                             -----------------  -----------------  -----------------
Units end of year..........            935,377            936,357            957,065
                             =================  =================  =================



                                                PIMCO VIT ALL ASSET
                                                INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2013               2012             2011 (f)
                             -----------------  -----------------  -----------------

Units beginning of year....             10,325              8,649                 --
Units issued and
   transferred from other
   funding options.........             69,923              2,051              8,680
Units redeemed and
   transferred to other
   funding options.........            (8,105)              (375)               (31)
                             -----------------  -----------------  -----------------
Units end of year..........             72,143             10,325              8,649
                             =================  =================  =================

                                  PIMCO VIT
                               COMMODITY REAL
                               RETURN STRATEGY                    PIMCO VIT LOW DURATION
                             INVESTMENT DIVISION                    INVESTMENT DIVISION
                             -------------------  ------------------------------------------------------
                                  2013 (e)              2013               2012               2011
                             -------------------  -----------------  ----------------  -----------------

Units beginning of year....                 --               79,088            80,364             65,497
Units issued and
   transferred from other
   funding options.........                502               72,882             2,679             16,680
Units redeemed and
   transferred to other
   funding options.........               (23)             (25,782)           (3,955)            (1,813)
                             -------------------  -----------------  ----------------  -----------------
Units end of year..........                479              126,188            79,088             80,364
                             ===================  =================  ================  =================




                                          PIONEER VCT EMERGING MARKETS
                                               INVESTMENT DIVISION
                             ------------------------------------------------------
                                   2013               2012               2011
                             -----------------  ----------------  -----------------

Units beginning of year....             33,221            22,116             41,431
Units issued and
   transferred from other
   funding options.........              4,730            24,901             15,775
Units redeemed and
   transferred to other
   funding options.........           (24,389)          (13,796)           (35,090)
                             -----------------  ----------------  -----------------
Units end of year..........             13,562            33,221             22,116
                             =================  ================  =================




                                           PIONEER VCT MID CAP VALUE
                                              INVESTMENT DIVISION
                             -----------------------------------------------------
                                   2013               2012              2011
                             -----------------  ----------------  ----------------

Units beginning of year....              3,389             3,306             2,302
Units issued and
   transferred from other
   funding options.........                 --               238             1,144
Units redeemed and
   transferred to other
   funding options.........            (2,561)             (155)             (140)
                             -----------------  ----------------  ----------------
Units end of year..........                828             3,389             3,306
                             =================  ================  ================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
   FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011:


                                  PUTNAM VT
                             INTERNATIONAL VALUE                       ROYCE MICRO-CAP
                             INVESTMENT DIVISION                     INVESTMENT DIVISION
                             -------------------  --------------------------------------------------------
                                  2013 (b)              2013                2012               2011
                             -------------------  -----------------  -----------------  ------------------

Units beginning of year....                  --              21,685             19,473              19,226
Units issued and
   transferred from other
   funding options.........                 250                 101              2,968               1,095
Units redeemed and
   transferred to other
   funding options.........                (11)            (21,412)              (756)               (848)
                             -------------------  -----------------  -----------------  ------------------
Units end of year..........                 239                 374             21,685              19,473
                             ===================  =================  =================  ==================



                                                  ROYCE SMALL-CAP
                                                INVESTMENT DIVISION
                             --------------------------------------------------------
                                   2013                2012               2011
                             -----------------  -----------------  ------------------

Units beginning of year....             33,234             52,075              26,235
Units issued and
   transferred from other
   funding options.........             10,487             11,367              66,609
Units redeemed and
   transferred to other
   funding options.........           (12,365)           (30,208)            (40,769)
                             -----------------  -----------------  ------------------
Units end of year..........             31,356             33,234              52,075
                             =================  =================  ==================



                                            UIF EMERGING MARKETS DEBT
                                               INVESTMENT DIVISION
                             -------------------------------------------------------
                                   2013                2012              2011
                             -----------------  -----------------  -----------------

Units beginning of year....             33,059             13,883                259
Units issued and
   transferred from other
   funding options.........              5,716             21,216             14,310
Units redeemed and
   transferred to other
   funding options.........            (3,237)            (2,040)              (686)
                             -----------------  -----------------  -----------------
Units end of year..........             35,538             33,059             13,883
                             =================  =================  =================

                                           UIF EMERGING MARKETS EQUITY
                                               INVESTMENT DIVISION
                             -------------------------------------------------------
                                    2013               2012              2011
                             -----------------  -----------------  -----------------

Units beginning of year....             69,412             43,435             13,018
Units issued and
   transferred from other
   funding options.........             25,714             30,945             46,847
Units redeemed and
   transferred to other
   funding options.........           (11,260)            (4,968)           (16,430)
                             -----------------  -----------------  -----------------
Units end of year..........             83,866             69,412             43,435
                             =================  =================  =================


                                         WELLS FARGO VT TOTAL RETURN BOND
                                                INVESTMENT DIVISION
                             --------------------------------------------------------
                                   2013                2012               2011
                             -----------------  -----------------  ------------------

Units beginning of year....             29,620              8,689              75,281
Units issued and
   transferred from other
   funding options.........              3,045             26,948               4,877
Units redeemed and
   transferred to other
   funding options.........           (16,659)            (6,017)            (71,469)
                             -----------------  -----------------  ------------------
Units end of year..........             16,006             29,620               8,689
                             =================  =================  ==================

(a) Commenced May 3, 2010 and began transactions in 2012.
(b) Commenced April 28, 2008 and began transactions in 2013.
(c) Commenced May 3, 2010 and began transactions in 2013.
(d) Commenced May 3, 2010 and began transactions in 2011.
(e) For the period April 29, 2013 to December 31, 2013.
(f) For the period May 2, 2011 to December 31, 2011.
(g) For the period August 19, 2013 to December 31, 2013.
(h) For the period April 30, 2012 to December 31, 2012.

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS


The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio, or series, for the respective stated periods in the five years ended December 31, 2013:

                                                      AS OF DECEMBER 31
                                        -------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                        -----------  ----------------  ------------
  AllianceBernstein Global        2013       10,121              6.54        66,166
     Thematic Growth              2012       11,630              5.32        61,856
     Investment Division          2011      914,212              4.70     4,293,695
                                  2010       19,486              6.13       119,488
                                  2009       25,043              5.17       129,504

  AllianceBernstein               2013        3,812             15.11        57,615
     Intermediate Bond            2012        6,675             15.48       103,300
     Investment Division          2011        3,232             14.63        47,286
     (Commenced 5/1/2005 and      2010        3,146             13.75        43,265
     began transactions in 2009)  2009        2,242             12.62        28,308

  American Century VP Vista       2013           37             19.18           710
     Investment Division          2012          279             14.73         4,105
                                  2011          679             12.74         8,654
                                  2010        5,360             13.83        74,155
                                  2009       13,115             11.17       146,455

  American Funds Bond             2013      417,001     12.15 - 21.88     5,589,275
     Investment Division          2012      397,946     12.53 - 22.37     5,420,310
                                  2011      367,699     11.99 - 21.23     4,735,459
                                  2010      361,073     11.41 - 20.00     4,365,031
                                  2009      335,183     10.81 - 18.79     3,760,642

  American Funds Global Small     2013    1,848,240     35.34 - 45.52    72,066,620
     Capitalization               2012    1,947,587     27.80 - 35.48    59,237,806
     Investment Division          2011    2,037,588     23.74 - 30.03    52,474,989
                                  2010    2,114,920     29.62 - 37.13    67,405,353
                                  2009    2,152,577     24.42 - 30.34    56,054,284

  American Funds Growth           2013    1,184,798    30.71 - 335.94   160,553,244
     Investment Division          2012    1,269,410    23.60 - 258.21   130,921,222
                                  2011    1,353,057    20.02 - 219.03   118,199,510
                                  2010    1,411,108    20.92 - 228.81   127,437,855
                                  2009    1,419,237    17.62 - 192.80   109,197,492

  American Funds                  2013    1,315,261    68.78 - 234.74   101,213,157
     Growth-Income                2012    1,382,116    51.99 - 175.83    79,614,717
     Investment Division          2011    1,453,945    44.65 - 149.67    71,256,817
                                  2010    1,483,095    45.89 - 152.46    73,861,194
                                  2009    1,491,242    41.56 - 136.83    66,537,414

  American Funds High-Income      2013        1,325             13.25        17,547
     Bond Investment Division     2012        4,606             12.43        57,231
     (Commenced 5/3/2010 and
     began transactions in 2012)

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  -----------------
  AllianceBernstein Global        2013       0.02               0.00                 22.93
     Thematic Growth              2012         --               0.00                 13.24
     Investment Division          2011       0.43               0.00               (23.40)
                                  2010       1.84               0.00                 18.58
                                  2009         --               0.00                 53.14

  AllianceBernstein               2013       3.09               0.00                (2.34)
     Intermediate Bond            2012       3.42               0.00                  5.79
     Investment Division          2011       4.56               0.00                  6.38
     (Commenced 5/1/2005 and      2010       5.90               0.00                  8.93
     began transactions in 2009)  2009       4.18               0.00                 18.20

  American Century VP Vista       2013         --               0.00                 30.17
     Investment Division          2012         --               0.00                 15.61
                                  2011         --               0.00                (7.90)
                                  2010         --               0.00                 23.88
                                  2009         --               0.00                 22.47

  American Funds Bond             2013       1.83        0.00 - 0.90       (3.03) - (2.16)
     Investment Division          2012       2.55        0.00 - 0.90           4.42 - 5.37
                                  2011       3.08        0.00 - 0.90           5.15 - 6.10
                                  2010       3.15        0.00 - 0.90           5.49 - 6.44
                                  2009       3.37               0.90         11.60 - 12.61

  American Funds Global Small     2013       0.87        0.00 - 0.90         27.13 - 28.28
     Capitalization               2012       1.34        0.00 - 0.90         17.11 - 18.18
     Investment Division          2011       1.33        0.00 - 0.90     (19.87) - (19.14)
                                  2010       1.74        0.00 - 0.90         21.32 - 22.41
                                  2009       0.29               0.90         59.85 - 61.30

  American Funds Growth           2013       0.94        0.00 - 0.90         28.94 - 30.10
     Investment Division          2012       0.80        0.00 - 0.90         16.83 - 17.89
                                  2011       0.61        0.00 - 0.90       (5.13) - (4.27)
                                  2010       0.73        0.00 - 0.90         17.62 - 18.68
                                  2009       0.67               0.90         38.16 - 39.41

  American Funds                  2013       1.37        0.00 - 0.90         32.30 - 33.50
     Growth-Income                2012       1.64        0.00 - 0.90         16.42 - 17.48
     Investment Division          2011       1.57        0.00 - 0.90       (2.71) - (1.83)
                                  2010       1.51        0.00 - 0.90         10.43 - 11.43
                                  2009       1.65               0.90         30.07 - 31.24

  American Funds High-Income      2013       5.44               0.00                  6.60
     Bond Investment Division     2012       5.70               0.00                  6.93
     (Commenced 5/3/2010 and
     began transactions in 2012)

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                        ------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                            UNITS      HIGHEST ($)     ASSETS ($)
                                        -----------  ---------------  ------------
  American Funds                  2013       19,162            35.77       685,392
     International Investment     2012       18,773            29.41       552,053
     Division                     2011       21,039            24.94       524,711
                                  2010       27,930            28.99       809,625
                                  2009       17,214            27.03       465,344

  American Funds U.S.             2013        2,093            22.21        46,484
     Government/AAA-Rated         2012        1,972            22.92        45,192
     Securities                   2011        2,025            22.49        45,539
     Investment Division          2010        1,810            20.90        37,830
                                  2009        4,564            19.77        90,231

  Dreyfus VIF International       2013       15,672            15.72       246,317
     Value Investment Division    2012       16,013            12.81       205,133
                                  2011       16,153            11.40       184,061
                                  2010       16,502            14.03       231,464
                                  2009       21,676            13.45       291,742

  Fidelity VIP Asset Manager:     2013      132,058            14.61     1,929,922
     Growth Investment Division   2012      164,596            11.95     1,966,232
                                  2011      138,116            10.36     1,430,516
                                  2010      172,460            11.05     1,905,608
                                  2009      181,097             9.51     1,722,435

  Fidelity VIP Contrafund         2013      115,785            22.89     2,650,302
     Investment Division          2012      147,414            15.89     2,343,022
                                  2011      157,450            13.67     2,151,649
                                  2010      190,755            14.04     2,677,373
                                  2009      332,757            11.99     3,988,185

  Fidelity VIP Equity-Income      2013        1,817            18.42        33,464
     Investment Division          2012        4,431            14.06        62,291
                                  2011        1,549            12.00        18,589
                                  2010       17,040            11.90       202,690
                                  2009       23,778            10.33       245,766

  Fidelity VIP Freedom 2010       2013        3,488            13.26        46,242
     Investment Division          2012        3,378            11.73        39,638
                                  2011        3,238            10.55        34,144
                                  2010        3,002            10.61        31,860
                                  2009        1,541     9.44 - 12.05        14,548

  Fidelity VIP Freedom 2020       2013       58,587    13.04 - 17.80       977,715
     Investment Division          2012       51,279    11.29 - 15.34       764,724
                                  2011       53,514    10.01 - 13.53       699,714
                                  2010       56,297    10.16 - 13.67       738,702
                                  2009       56,341     8.91 - 11.94       648,511

  Fidelity VIP Freedom 2025       2013        2,149            18.70        40,181
     Investment Division
     (Commenced 4/28/2008 and
     began transactions in 2013)



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  American Funds                  2013       1.65               0.00                21.63
     International Investment     2012       1.43               0.00                17.91
     Division                     2011       1.50               0.00              (13.96)
                                  2010       2.23               0.00                 7.23
                                  2009       1.51               0.00                43.07

  American Funds U.S.             2013       0.68               0.00               (3.08)
     Government/AAA-Rated         2012       1.00               0.00                 1.90
     Securities                   2011       1.73               0.00                 7.57
     Investment Division          2010       1.49               0.00                 5.75
                                  2009       3.32               0.00                 2.50

  Dreyfus VIF International       2013       1.78               0.00                22.69
     Value Investment Division    2012       2.56               0.00                12.42
                                  2011       1.88               0.00              (18.76)
                                  2010       1.53               0.00                 4.22
                                  2009       3.77               0.00                30.67

  Fidelity VIP Asset Manager:     2013       0.83               0.00                22.34
     Growth Investment Division   2012       1.40               0.00                15.34
                                  2011       1.33               0.00               (6.27)
                                  2010       1.12               0.00                16.18
                                  2009       1.60               0.00                32.79

  Fidelity VIP Contrafund         2013       0.95               0.00                44.02
     Investment Division          2012       1.22               0.00                16.31
                                  2011       0.83               0.00               (2.64)
                                  2010       0.96               0.00                17.11
                                  2009       1.48               0.00                35.66

  Fidelity VIP Equity-Income      2013       2.56               0.00                31.02
     Investment Division          2012       5.62               0.00                17.19
                                  2011       0.35               0.00                 0.86
                                  2010       1.60               0.00                15.09
                                  2009       1.95               0.00                30.03

  Fidelity VIP Freedom 2010       2013       1.76               0.00                12.98
     Investment Division          2012       1.97               0.00                11.28
                                  2011       2.18               0.00               (0.63)
                                  2010       2.67               0.00                12.45
                                  2009       3.32               0.45        23.72 - 24.27

  Fidelity VIP Freedom 2020       2013       1.87               0.00        15.49 - 16.01
     Investment Division          2012       2.06               0.00        12.87 - 13.38
                                  2011       2.10               0.00      (1.47) - (1.03)
                                  2010       2.26               0.00        13.98 - 14.49
                                  2009       4.16               0.45        28.40 - 28.97

  Fidelity VIP Freedom 2025       2013       1.79               0.00                19.95
     Investment Division
     (Commenced 4/28/2008 and
     began transactions in 2013)



               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                        -----------------------------------------  -------------------------------------------------
                                                       UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                        LOWEST TO         NET         INCOME          LOWEST TO         LOWEST TO
                                           UNITS       HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        ----------  ---------------  ------------  -------------  ----------------  ----------------
  Fidelity VIP Freedom 2030       2013       4,709            13.17        62,024       1.93               0.00                21.12
     Investment Division          2012       3,939            10.87        42,834       1.84               0.00                15.06
                                  2011       6,028     9.45 - 13.00        56,970       1.97               0.00      (3.03) - (2.59)
                                  2010       9,011     9.75 - 13.35       108,191       2.42               0.00        15.56 - 16.08
                                  2009       3,665     8.43 - 11.50        31,738       2.47               0.45        31.07 - 31.66

  Fidelity VIP Freedom 2040       2013         782            15.12        11,831       3.69               0.00                24.73
     Investment Division
     (Commenced 5/3/2010 and
     began transactions in 2013)

  Fidelity VIP Freedom 2050       2013       1,444            15.25        22,014       1.43               0.00                25.78
     Investment Division          2012       1,468            12.12        17,799       2.12               0.00                17.20
     (Commenced 5/3/2010 and      2011       1,492            10.34        15,438       1.77               0.00               (5.36)
     began transactions in 2011)

  Fidelity VIP High Income        2013       8,598            19.54       167,992       5.84               0.00                 5.95
     Investment Division          2012       8,955            18.44       165,146      14.49               0.00                14.23
     (Commenced 4/28/2008 and     2011       2,677            16.14        43,223      37.24               0.00                 4.03
     began transactions in 2009)  2010         294            15.52         4,565       4.94               0.00                13.82
                                  2009       3,001            13.63        40,915      26.74               0.00                43.96

  Fidelity VIP Investment         2013     109,725            15.50     1,700,205       2.44               0.00               (1.89)
     Grade Bond Investment        2012     144,729            15.79     2,285,792       1.95               0.00                 5.77
     Division                     2011     117,053            14.93     1,747,852       4.67               0.00                 7.21
                                  2010      38,436            13.93       535,344       4.23               0.00                 7.68
                                  2009      18,087            12.93       233,950      10.75               0.00                15.67

  Fidelity VIP Mid Cap            2013       6,501            38.32       249,087       0.09               0.00                35.87
     Investment Division          2012      26,557            28.20       748,919       0.42               0.00                14.56
                                  2011      24,942            24.62       613,958       0.03               0.00              (10.85)
                                  2010      16,733            27.61       462,031       0.15               0.00                28.57
                                  2009      10,051            21.48       215,869       0.29               0.00                39.75

  FTVIPT Franklin Income          2013           1           851.40           618         --               0.00                 7.52
     Securities Investment
     Division
     (Commenced 4/29/2013)

  FTVIPT Mutual Global            2013      19,479            25.41       494,934       2.33               0.00                27.61
     Discovery Securities         2012      40,339            19.91       803,176       2.67               0.00                13.36
     Investment Division          2011      44,626            17.56       783,835       2.31               0.00               (2.96)
                                  2010      53,444            18.10       967,332       1.39               0.00                11.96
                                  2009      54,588            16.17       882,515       0.75               0.00                23.31

  FTVIPT Mutual Shares            2013          67           361.74        24,208       2.28               0.00                16.31
     Securities Investment
     Division
     (Commenced 4/29/2013)

  FTVIPT Templeton Foreign        2013     203,220            21.68     4,405,694       2.41               0.00                23.27
     Securities Investment        2012     225,312            17.59     3,962,470       3.26               0.00                18.60
     Division                     2011     203,775            14.83     3,021,785       1.67               0.00              (10.44)
                                  2010     558,309            16.56     9,244,694       2.02               0.00                 8.67
                                  2009     520,792            15.24     7,935,141       3.61               0.00                37.34

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------------  ------------------------------------------------
                                                        UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                         LOWEST TO         NET         INCOME          LOWEST TO        LOWEST TO
                                           UNITS        HIGHEST ($)    ASSETS ($)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                        -----------  ---------------  ------------  -------------  ----------------  ---------------
  FTVIPT Templeton Global         2013       54,283            24.27     1,317,714      3.58                0.00                1.89
     Bond Securities Investment   2012       18,556            23.82       442,101      6.56                0.00               15.31
     Division                     2011       14,004            20.66       289,345      3.79                0.00              (0.61)
     (Commenced 5/4/2009)         2010          179            20.79         3,728      0.20                0.00               14.71
                                  2009          204            18.12         3,704        --                0.00               95.55

  Goldman Sachs Mid-Cap Value     2013       11,790            25.09       295,859      0.85                0.00               51.88
     Investment Division          2012       15,625            16.52       258,154      1.06                0.00               18.47
                                  2011       19,234            13.95       268,248      0.67                0.00              (6.37)
                                  2010       24,643            14.90       367,089      0.70                0.00               25.00
                                  2009       27,552            11.92       328,341      1.09                0.00               33.15

  Goldman Sachs Structured        2013        2,114            19.63        41,480      1.13                0.00               43.55
     Small Cap Equity Investment  2012        1,925            13.67        26,317      1.02                0.00               12.83
     Division                     2011        4,148            12.12        50,259      0.82                0.00                0.67
                                  2010        4,258            12.04        51,252      0.57                0.00               30.12
                                  2009        7,623             9.25        70,508      1.46                0.00               27.67

  Invesco V.I. Comstock           2013       18,458            17.08       315,275      1.46                0.00               35.65
     Investment Division          2012       18,847            12.59       237,306      1.58                0.00               18.92
     (Commenced 5/3/2010)         2011       17,951            10.59       190,062      0.44                0.00              (2.11)
                                  2010        2,966            10.82        32,084        --                0.00               19.94

  Invesco V.I. Global Real        2013       65,702            39.35     2,585,678      3.84                0.00               11.28
     Estate Investment Division   2012       73,934            35.37     2,614,736      0.56                0.00               28.12
                                  2011       54,002            27.60     1,490,644      4.08                0.00              (6.51)
                                  2010       54,093            29.53     1,597,111      5.17                0.00               17.51
                                  2009       59,960            25.13     1,506,522        --                0.00               31.53

  Invesco V.I. Government         2013          810            13.59        11,016      4.03                0.00              (2.85)
     Securities Investment        2012           22            13.99           311        --                0.00               10.11
     Division                     2011        1,570            13.69        21,491        --                0.00                7.73
     (Commenced 5/2/2011)

  Invesco V.I. International      2013       16,229            24.60       399,191      0.34                0.00               19.01
     Growth Investment Division   2012      314,797            20.67     6,506,152      1.58                0.00               15.53
     (Commenced 4/28/2008 and     2011        1,308            17.89        23,407      1.52                0.00              (6.74)
     began transactions in 2009)  2010       14,201            19.18       272,411      2.40                0.00               12.86
                                  2009        1,080            17.00        18,360      1.38                0.00               35.24

  Janus Aspen Balanced            2013       44,471            22.32       992,702      1.28                0.00               19.80
     Investment Division          2012       59,065            18.63     1,100,549      2.26                0.00               13.37
                                  2011       81,522            16.43     1,339,788      2.04                0.00                1.36
                                  2010      155,834            16.22     2,526,859      2.71                0.00                8.12
                                  2009       99,381            15.00     1,490,464      2.93                0.00               25.58

  Janus Aspen Forty               2013       34,817            24.99       870,003      0.58                0.00               30.89
     Investment Division          2012       46,505            19.09       887,847      0.56                0.00               23.86
                                  2011       45,616            15.41       703,136      0.24                0.00              (6.94)
                                  2010       73,218            16.56     1,212,768      0.24                0.00                6.48
                                  2009       61,130            15.56       950,941      0.01                0.00               46.01



               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                           ---------------------------------------  ------------------------------------------------
                                                         UNIT VALUE                 INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                          LOWEST TO        NET         INCOME          LOWEST TO        LOWEST TO
                                              UNITS      HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                           ----------  --------------  -----------  -------------  ----------------  ---------------
  Janus Aspen Janus               2013         28,415           15.46      439,285       0.89               0.00               30.34
     Investment Division          2012         81,921           11.86      971,677       0.56               0.00               18.59
                                  2011         85,791           10.00      858,094       0.24               0.00              (5.30)
                                  2010        741,523           10.56    7,832,002       1.09               0.00               14.52
                                  2009        718,894            9.22    6,630,451       0.54               0.00               36.35

  Janus Aspen Overseas            2013          2,403           28.65       68,836       3.03               0.00               14.28
     Investment Division          2012         17,627           25.07      441,942       0.63               0.00               13.18
                                  2011         15,536           22.15      344,135       0.10               0.00             (32.34)
                                  2010         11,481           32.74      375,851       0.73               0.00               25.02
                                  2009          3,135           26.19       82,093       0.46               0.00               79.07

  MFS VIT Global Equity           2013          7,761           23.88      185,320       0.76               0.00               27.52
     Investment Division          2012          7,233           18.72      135,428       0.22               0.00               22.98
                                  2011            356           15.23        5,414       0.67               0.00              (4.53)
                                  2010         14,222           15.95      226,794       0.78               0.00               12.05
                                  2009          5,543           14.23       78,884       2.04               0.00               31.80

  MFS VIT New Discovery           2013          8,721           26.39      230,115         --               0.00               41.22
     Investment Division          2012          9,204           18.68      171,983         --               0.00               20.90
                                  2011          7,919           15.46      122,395         --               0.00             (10.49)
                                  2010          7,814           17.27      134,923         --               0.00               35.94
                                  2009            396           12.70        5,029         --               0.00               62.92

  MFS VIT Value Investment        2013            978           22.18       21,702       1.01               0.00               35.59
     Division                     2012          1,049           16.36       17,162       1.77               0.00               15.88
                                  2011          3,138           14.12       44,299       1.45               0.00              (0.47)
                                  2010          5,577           14.18       79,095       1.32               0.00               11.22
                                  2009          5,803           12.75       74,001       1.24               0.00               22.45

  MFS VIT II High Yield           2013          8,075           18.50      149,361       2.22               0.00                3.84
     Investment Division
     (Commenced 8/19/2013)

  MIST AllianceBernstein          2013          2,847           12.03       34,236       0.59               0.00               11.15
     Global Dynamic Allocation    2012            656           10.82        7,098         --               0.00                4.39
     Investment Division
     (Commenced 4/30/2012)

  MIST American Funds             2013         57,458           13.75      790,263       1.64               0.00               18.91
     Balanced Allocation          2012         54,591           11.57      631,423       1.94               0.00               13.80
     Investment Division          2011         50,766           10.16      515,995       1.44               0.00              (1.80)
                                  2010         41,296           10.35      427,406       1.26               0.00               12.40
                                  2009         23,102            9.21      212,728         --               0.00               30.06

  MIST American Funds Growth      2013        108,102           13.79    1,490,834       1.27               0.00               25.44
     Allocation Investment        2012         84,318           10.99      926,978       1.55               0.00               16.54
     Division                     2011         82,817            9.43      781,245       1.38               0.00              (4.41)
                                  2010         71,574            9.87      706,300       0.62               0.00               13.78
                                  2009         15,564            8.67      134,986         --               0.00               34.36



               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                          ------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO         NET
                                             UNITS       HIGHEST ($)    ASSETS ($)
                                          -----------  ---------------  ------------
  MIST American Funds               2013       64,895            13.48       874,921
     Moderate Allocation            2012       49,584            11.85       587,686
     Investment Division            2011       37,706            10.65       401,606
                                    2010       23,584            10.60       250,094
                                    2009        9,961             9.63        95,893

  MIST AQR Global Risk              2013       15,059            10.15       152,914
     Balanced Investment            2012        2,358            10.51        24,784
     Division
     (Commenced 4/30/2012)

  MIST BlackRock Global             2013        8,821            11.63       102,574
     Tactical Strategies            2012        3,707            10.54        39,078
     Investment Division
     (Commenced 4/30/2012)

  MIST BlackRock Large Cap          2013   11,184,832    12.78 - 55.10   385,342,945
     Core Investment Division       2012   11,913,338     9.54 - 41.30   307,558,825
                                    2011   12,762,727     8.43 - 36.66   291,615,739
                                    2010   13,468,383     8.42 - 36.79   309,489,536
                                    2009   14,107,746     7.50 - 32.93   291,577,776

  MIST Clarion Global Real          2013    1,412,669    18.10 - 19.74    27,497,715
     Estate Investment Division     2012    1,388,419    17.60 - 19.03    26,083,318
                                    2011    1,311,823    14.06 - 15.06    19,560,387
                                    2010    1,342,988    14.98 - 15.90    21,160,564
                                    2009    1,332,507    13.00 - 13.68    18,066,465

  MIST ClearBridge Aggressive       2013    1,008,221   15.68 - 521.79    18,676,041
     Growth II Investment Division  2012    1,085,660   12.25 - 404.14    15,566,776
                                    2011    1,093,634   10.07 - 329.01    12,484,277
                                    2010    1,185,626   10.96 - 355.01    14,254,655
                                    2009    1,122,196   10.08 - 323.68    12,100,411

  MIST ClearBridge Aggressive       2013    1,375,745    13.83 - 16.25    21,684,945
     Growth Investment Division     2012    1,313,742     9.48 - 11.14    14,226,385
                                    2011    1,353,551      7.98 - 9.38    12,365,794
                                    2010      888,257      7.56 - 9.05     7,832,576
                                    2009      918,435      6.11 - 7.30     6,533,459

  MIST Harris Oakmark               2013    1,980,844    16.14 - 31.64    52,830,774
     International Investment       2012    1,421,965    12.34 - 24.19    33,602,695
     Division                       2011    1,483,192     9.53 - 18.68    27,216,742
                                    2010    1,473,309    20.09 - 21.72    31,544,698
                                    2009    1,439,875    17.38 - 18.61    26,459,351

  MIST Invesco Balanced-Risk        2013       22,938             1.08        24,723
     Allocation Investment          2012        7,100             1.06         7,513
     Division
     (Commenced 4/30/2012)



                                                    FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  MIST American Funds               2013       1.90               0.00                 13.75
     Moderate Allocation            2012       2.15               0.00                 11.28
     Investment Division            2011       1.66               0.00                  0.44
                                    2010       1.38               0.00                 10.15
                                    2009         --               0.00                 23.90

  MIST AQR Global Risk              2013       1.78               0.00                (3.39)
     Balanced Investment            2012         --               0.00                  4.63
     Division
     (Commenced 4/30/2012)

  MIST BlackRock Global             2013       1.20               0.00                 10.31
     Tactical Strategies            2012         --               0.00                  4.21
     Investment Division
     (Commenced 4/30/2012)

  MIST BlackRock Large Cap          2013       1.41        0.00 - 0.90         33.40 - 34.60
     Core Investment Division       2012       1.21        0.00 - 0.90         12.66 - 13.68
                                    2011       1.12        0.00 - 0.90         (0.36) - 0.54
                                    2010       1.34        0.00 - 0.90         11.73 - 12.73
                                    2009       1.61        0.45 - 0.90         18.37 - 19.43

  MIST Clarion Global Real          2013       6.88        0.00 - 0.90           2.83 - 3.76
     Estate Investment Division     2012       2.22        0.00 - 0.90         25.16 - 26.30
                                    2011       4.03        0.00 - 0.90       (6.12) - (5.28)
                                    2010       8.28        0.00 - 0.90         15.24 - 16.28
                                    2009       3.50               0.90         33.91 - 35.12

  MIST ClearBridge Aggressive       2013       0.77        0.00 - 0.90         27.96 - 29.11
     Growth II Investment Division  2012       0.43        0.00 - 0.90         21.73 - 22.83
                                    2011       1.80        0.00 - 0.90       (8.16) - (7.32)
                                    2010       1.71        0.00 - 0.90           8.70 - 9.68
                                    2009         --               0.90         41.93 - 43.21

  MIST ClearBridge Aggressive       2013       0.40        0.00 - 0.90         44.60 - 45.90
     Growth Investment Division     2012       0.21        0.00 - 0.90          8.91 - 18.81
                                    2011       0.08        0.00 - 0.90         (8.33) - 3.56
                                    2010       0.06        0.00 - 0.90         22.94 - 24.05
                                    2009       0.12               0.90         32.26 - 33.45

  MIST Harris Oakmark               2013       2.71        0.00 - 0.90         29.63 - 30.80
     International Investment       2012       1.82        0.00 - 0.90         28.31 - 29.47
     Division                       2011       0.03        0.00 - 0.90     (14.75) - (13.98)
                                    2010       2.05        0.00 - 0.90         15.63 - 16.67
                                    2009       7.87               0.90         54.07 - 55.46

  MIST Invesco Balanced-Risk        2013         --               0.00                  1.86
     Allocation Investment          2012       0.66               0.00                  4.67
     Division
     (Commenced 4/30/2012)



               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                         ------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO         NET
                                            UNITS        HIGHEST ($)    ASSETS ($)
                                         -----------  ---------------  ------------
  MIST Invesco Mid Cap Value       2013    2,707,441    20.16 - 42.94    92,130,609
     Investment Division           2012    2,873,152    15.40 - 32.87    74,892,920
                                   2011        9,000            13.43       120,858
                                   2010        7,974            13.94       111,190
                                   2009        9,319            11.11       103,521

  MIST Invesco Small Cap           2013      251,143    24.20 - 30.45     6,613,228
     Growth Investment Division    2012      245,733    17.38 - 21.67     4,616,668
                                   2011      279,254    14.80 - 18.28     4,412,967
                                   2010      280,254    15.06 - 18.44     4,469,898
                                   2009      268,049    12.01 - 14.58     3,392,636

  MIST JPMorgan Global Active      2013       93,835             1.18       110,413
     Allocation Investment         2012       17,811             1.06        18,883
     Division
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap          2013       11,410            22.33       254,799
     Value Investment Division     2012        2,300            16.76        38,553
                                   2011        2,480            14.49        35,938
                                   2010        1,705            16.12        27,489
                                   2009        1,271            13.49        17,136

  MIST Loomis Sayles Global        2013       21,834            19.16       418,260
     Markets Investment Division
     (Commenced 4/29/2013)

  MIST Lord Abbett Bond            2013    1,003,912    24.67 - 37.84    29,124,114
     Debenture Investment          2012    1,063,203    23.01 - 34.98    28,515,095
     Division                      2011    1,085,311    20.52 - 30.90    25,730,993
                                   2010    1,222,207    19.75 - 29.48    27,673,730
                                   2009    1,300,112    17.61 - 26.05    26,033,742

  MIST Met/Templeton               2013        5,967            14.54        86,776
     International Bond            2012          181            14.36         2,605
     Investment Division
     (Commenced 4/30/2012)

  MIST MetLife Aggressive          2013    1,065,070   16.36 - 172.88    19,271,452
     Strategy Investment Division  2012    1,085,674   12.72 - 133.49    15,142,596
     (Commenced 5/2/2011)          2011    1,049,786   10.97 - 114.35    12,472,661

  MIST MetLife Balanced Plus       2013        7,685            12.25        94,166
     Investment Division           2012        4,287            10.71        45,933
     (Commenced 4/30/2012)

  MIST MetLife Growth Strategy     2013       20,720            18.47       382,762
     Investment Division
     (Commenced 4/29/2013)

  MIST MetLife Multi-Index         2013           23           114.75         2,679
     Targeted Risk
     Investment Division
     (Commenced 4/29/2013)

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  MIST Invesco Mid Cap Value       2013       0.90        0.00 - 0.90         29.46 - 30.87
     Investment Division           2012         --               0.00           2.78 - 3.71
                                   2011       0.53               0.00                (3.69)
                                   2010       0.58               0.00                 25.53
                                   2009       2.10               0.00                 26.53

  MIST Invesco Small Cap           2013       0.40        0.00 - 0.90         39.28 - 40.54
     Growth Investment Division    2012         --        0.00 - 0.90         17.44 - 18.51
                                   2011         --        0.00 - 0.90       (1.73) - (0.85)
                                   2010         --        0.00 - 0.90         25.34 - 26.47
                                   2009         --               0.90         33.01 - 34.21

  MIST JPMorgan Global Active      2013       0.06               0.00                 10.99
     Allocation Investment         2012       1.08               0.00                  4.66
     Division
     (Commenced 4/30/2012)

  MIST JPMorgan Small Cap          2013       0.27               0.00                 33.25
     Value Investment Division     2012       0.95               0.00                 15.66
                                   2011       1.63               0.00               (10.12)
                                   2010       0.82               0.00                 19.53
                                   2009         --               0.00                 29.09

  MIST Loomis Sayles Global        2013         --               0.00                 17.34
     Markets Investment Division
     (Commenced 4/29/2013)

  MIST Lord Abbett Bond            2013       6.78        0.00 - 0.90           7.20 - 8.17
     Debenture Investment          2012       7.24        0.00 - 0.90         12.17 - 13.19
     Division                      2011       5.96        0.00 - 0.90           3.89 - 4.83
                                   2010       6.47        0.00 - 0.90         12.16 - 13.18
                                   2009       7.18        0.45 - 0.90         35.89 - 37.12

  MIST Met/Templeton               2013       0.68               0.00                  1.27
     International Bond            2012         --               0.00                  8.00
     Investment Division
     (Commenced 4/30/2012)

  MIST MetLife Aggressive          2013       0.93        0.00 - 0.90         28.61 - 29.77
     Strategy Investment Division  2012       0.85        0.00 - 0.90         (0.17) - 3.96
     (Commenced 5/2/2011)          2011         --        0.00 - 0.90     (13.94) - (10.95)

  MIST MetLife Balanced Plus       2013       1.11               0.00                 14.36
     Investment Division           2012         --               0.00                  5.63
     (Commenced 4/30/2012)

  MIST MetLife Growth Strategy     2013         --               0.00                 26.26
     Investment Division
     (Commenced 4/29/2013)

  MIST MetLife Multi-Index         2013       0.24               0.00                  6.63
     Targeted Risk
     Investment Division
     (Commenced 4/29/2013)

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       -------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                       -----------  ----------------  ------------
  MIST MFS Emerging Markets      2013       21,705             12.57       272,836
     Equity Investment Division  2012        6,737             13.20        88,957
     (Commenced 5/2/2011)        2011        2,070             11.09        22,950

  MIST MFS Research              2013    1,065,499     18.19 - 21.34    21,367,741
     International Investment    2012      920,691     15.26 - 17.85    15,720,813
     Division                    2011      820,338     13.07 - 15.26    12,176,899
                                 2010      838,110     14.64 - 17.04    13,920,818
                                 2009      885,756     13.14 - 15.26    13,178,754

  MIST Morgan Stanley Mid Cap    2013   11,170,989      9.50 - 26.66   244,413,959
     Growth Investment Division  2012   11,831,703      6.82 - 19.14   186,491,111
                                 2011   12,356,734      6.22 - 17.47   178,350,417
                                 2010   13,121,650      6.67 - 18.71   203,754,931
                                 2009       23,317     13.14 - 14.13       306,427

  MIST Oppenheimer               2013    1,679,985     28.72 - 33.41    50,486,885
     Global Equity Investment    2012    1,769,256     22.75 - 26.22    41,848,339
     Division                    2011    1,918,512     18.89 - 21.58    37,497,219
                                 2010    2,044,692     20.77 - 23.52    43,706,570
                                 2009    2,111,250     18.03 - 20.23    38,882,417

  MIST PIMCO Inflation           2013      755,274     11.51 - 17.34    11,213,500
     Protected Bond Investment   2012      837,709     12.64 - 19.05    13,671,560
     Division                    2011      700,157     11.56 - 17.42    10,519,501
                                 2010      653,613     12.97 - 15.63     8,812,538
                                 2009      618,801     12.12 - 14.47     7,734,444

  MIST PIMCO Total Return        2013    2,464,593     11.62 - 21.48    49,962,747
     Investment Division         2012    2,365,572     11.82 - 21.86    50,485,893
                                 2011    2,427,091     10.79 - 19.95    47,131,879
                                 2010    2,450,427     17.69 - 19.29    46,602,262
                                 2009    2,378,221     16.46 - 17.80    41,820,317

  MIST Pioneer Fund              2013       10,624             19.25       204,562
     Investment Division         2012       13,454             14.47       194,664
     (Commenced 5/4/2009)        2011       13,480             13.08       176,354
                                 2010       17,938             13.71       245,860
                                 2009       20,277             11.79       239,136

  MIST Pyramis Managed Risk      2013            3            108.59           298
     Investment Division
     (Commenced 4/29/2013)

  MIST Schroders Global          2013       19,086              1.19        22,665
     Multi-Asset Investment      2012        5,334              1.08         5,752
     Division
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income    2013      503,743     14.53 - 16.52     7,827,724
     ETF Investment Division     2012      450,776     12.95 - 14.59     6,167,640
                                 2011      381,525     11.55 - 12.90     4,611,127
                                 2010      320,284     11.51 - 12.74     3,818,907
                                 2009      149,333     10.31 - 11.31     1,581,109

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST MFS Emerging Markets      2013       0.98               0.00                (4.80)
     Equity Investment Division  2012       1.57               0.00                 19.10
     (Commenced 5/2/2011)        2011         --               0.00               (22.19)

  MIST MFS Research              2013       2.53        0.00 - 0.90         18.51 - 19.58
     International Investment    2012       2.10        0.00 - 0.90         15.92 - 16.97
     Division                    2011       2.07        0.00 - 0.90     (11.23) - (10.44)
                                 2010       1.89        0.00 - 0.90         10.65 - 11.65
                                 2009       3.35               0.90         30.75 - 31.93

  MIST Morgan Stanley Mid Cap    2013       0.79        0.00 - 0.90         38.06 - 39.30
     Growth Investment Division  2012         --        0.00 - 0.90           8.57 - 9.55
                                 2011       0.73        0.00 - 0.90       (7.50) - (6.67)
                                 2010         --        0.00 - 0.90         17.91 - 32.19
                                 2009         --               0.00         57.27 - 57.83

  MIST Oppenheimer               2013       2.05        0.00 - 0.90         26.28 - 27.42
     Global Equity Investment    2012       1.64        0.00 - 0.90         20.42 - 21.52
     Division                    2011       1.98        0.00 - 0.90       (9.05) - (8.24)
                                 2010       1.54        0.00 - 0.90         15.19 - 16.23
                                 2009       2.57        0.45 - 0.90         39.06 - 40.31

  MIST PIMCO Inflation           2013       2.44        0.00 - 0.90       (9.80) - (8.98)
     Protected Bond Investment   2012       3.14        0.00 - 0.90          8.34 - 20.51
     Division                    2011       1.74        0.00 - 0.90         10.23 - 11.49
                                 2010       2.54        0.00 - 0.90           7.04 - 8.00
                                 2009       3.75               0.90         17.31 - 18.37

  MIST PIMCO Total Return        2013       4.38        0.00 - 0.90       (2.60) - (1.72)
     Investment Division         2012       3.30        0.00 - 0.90           8.57 - 9.56
                                 2011       2.84        0.00 - 0.90           2.50 - 3.42
                                 2010       3.66        0.00 - 0.90           7.44 - 8.41
                                 2009       7.36               0.90         17.33 - 18.39

  MIST Pioneer Fund              2013       3.20               0.00                 33.08
     Investment Division         2012       1.53               0.00                 10.59
     (Commenced 5/4/2009)        2011       1.21               0.00                (4.55)
                                 2010       0.90               0.00                 17.93
                                 2009         --               0.00                 17.93

  MIST Pyramis Managed Risk      2013       1.24               0.00                  7.52
     Investment Division
     (Commenced 4/29/2013)

  MIST Schroders Global          2013       0.01               0.00                 10.11
     Multi-Asset Investment      2012       1.48               0.00                  6.68
     Division
     (Commenced 4/30/2012)

  MIST SSgA Growth and Income    2013       2.65        0.00 - 0.90         12.21 - 13.22
     ETF Investment Division     2012       2.40        0.00 - 0.90         12.09 - 13.11
                                 2011       1.79        0.00 - 0.90           0.37 - 1.28
                                 2010       1.29        0.00 - 0.90         11.60 - 12.61
                                 2009       1.61               0.90         23.84 - 24.96

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                       ------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO         NET
                                          UNITS       HIGHEST ($)    ASSETS ($)
                                       -----------  ---------------  ------------
  MIST SSgA Growth ETF           2013      366,821    14.19 - 16.45     5,570,220
     Investment Division         2012      332,667    12.10 - 13.90     4,244,488
                                 2011      299,115    10.59 - 12.05     3,309,518
                                 2010      237,751    10.89 - 12.28     2,679,381
                                 2009      181,473     9.61 - 10.74     1,789,007

  MIST T. Rowe Price Large       2013      128,280            15.79     2,025,987
     Cap Value Investment        2012      112,114            11.78     1,320,515
     Division                    2011      108,604             9.96     1,081,554
                                 2010      601,441            10.35     6,224,061
                                 2009      585,353             8.82     5,163,011

  MIST T. Rowe Price Mid Cap     2013    1,482,938    16.97 - 27.99    27,748,656
     Growth Investment Division  2012    1,544,904    12.50 - 20.49    21,145,655
                                 2011    1,957,835    11.07 - 18.03    25,204,627
                                 2010    1,725,748    11.33 - 18.33    21,234,908
                                 2009    1,754,850     8.93 - 14.35    16,772,681

  MIST Third Avenue Small Cap    2013       41,430            23.12       957,820
     Value Investment Division   2012       50,513            17.46       881,737
                                 2011       54,483            14.79       806,051
                                 2010       96,930            16.25     1,575,589
                                 2009       66,457            13.56       900,994

  MSF Baillie Gifford            2013    2,695,199    13.71 - 20.73    44,856,340
     International Stock         2012    2,785,901    11.92 - 17.95    40,399,665
     Investment Division         2011    2,947,427    10.02 - 15.01    35,919,561
                                 2010    2,985,340    12.56 - 18.74    45,766,876
                                 2009    3,130,833    11.77 - 17.48    45,163,862

  MSF Barclays Aggregate Bond    2013    5,904,440    17.79 - 20.85   121,423,866
     Index Investment Division   2012    5,528,875    18.38 - 21.34   116,415,557
                                 2011    5,367,889    17.85 - 20.54   108,763,587
                                 2010    6,069,208    16.75 - 19.11   114,484,755
                                 2009    5,979,612    15.94 - 18.02   106,351,639

  MSF BlackRock Bond Income      2013    3,164,737    19.93 - 94.36    81,249,803
     Investment Division         2012    3,286,524    20.08 - 95.09    85,513,325
                                 2011    3,448,815    18.67 - 88.42    84,065,205
                                 2010    3,695,898    17.52 - 82.97    84,862,836
                                 2009    3,849,026    16.17 - 76.59    82,419,233

  MSF BlackRock Capital          2013    1,238,069    14.32 - 57.65    20,880,180
     Appreciation Investment     2012    1,083,757    10.67 - 42.95    14,012,099
     Division                    2011      533,802     9.33 - 37.56     7,367,810
                                 2010      494,998    10.25 - 41.25     7,322,523
                                 2009      480,438     8.55 - 34.42     5,950,495

  MSF BlackRock Diversified      2013    9,093,665    21.00 - 84.97   302,812,153
     Investment Division         2012    9,597,280    17.41 - 70.46   266,981,783
                                 2011   10,223,668    15.50 - 62.70   255,554,192
                                 2010   10,826,228    14.93 - 60.41   263,102,316
                                 2009   11,480,151    13.61 - 55.09   257,391,816

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MIST SSgA Growth ETF           2013       2.22        0.00 - 0.90         17.28 - 18.34
     Investment Division         2012       2.07        0.00 - 0.90         14.28 - 15.32
                                 2011       1.76        0.00 - 0.90       (2.75) - (1.86)
                                 2010       1.57        0.00 - 0.90         13.35 - 14.37
                                 2009       1.53               0.90         28.34 - 29.51

  MIST T. Rowe Price Large       2013       1.68               0.00                 34.09
     Cap Value Investment        2012       1.62               0.00                 18.27
     Division                    2011       0.51               0.00                (3.77)
                                 2010       1.22               0.00                 17.33
                                 2009       2.45               0.00                 18.67

  MIST T. Rowe Price Mid Cap     2013       0.40        0.00 - 0.90         35.73 - 36.96
     Growth Investment Division  2012         --        0.00 - 0.90         12.90 - 13.93
                                 2011         --        0.00 - 0.90       (2.28) - (1.39)
                                 2010         --        0.00 - 0.90         26.93 - 28.07
                                 2009         --               0.90         44.54 - 45.85

  MIST Third Avenue Small Cap    2013       1.08               0.00                 32.45
     Value Investment Division   2012         --               0.00                 17.99
                                 2011       0.92               0.00                (8.98)
                                 2010       1.05               0.00                 19.90
                                 2009       0.62               0.00                 26.45

  MSF Baillie Gifford            2013       1.61        0.00 - 0.90         14.51 - 15.54
     International Stock         2012       1.37        0.00 - 0.90         18.44 - 19.52
     Investment Division         2011       1.77        0.00 - 0.90     (20.59) - (19.87)
                                 2010       1.57        0.00 - 0.90           6.25 - 7.21
                                 2009       0.71        0.45 - 0.90         21.07 - 22.17

  MSF Barclays Aggregate Bond    2013       3.51        0.00 - 0.90       (3.20) - (2.33)
     Index Investment Division   2012       3.71        0.00 - 0.90           2.97 - 3.90
                                 2011       3.52        0.00 - 0.90           6.55 - 7.51
                                 2010       3.72        0.00 - 0.90           5.10 - 6.05
                                 2009       5.95        0.45 - 0.90           4.22 - 5.17

  MSF BlackRock Bond Income      2013       3.96        0.00 - 0.90       (1.66) - (0.77)
     Investment Division         2012       2.69        0.00 - 0.90           6.58 - 7.55
                                 2011       3.92        0.00 - 0.90           5.61 - 6.56
                                 2010       3.95        0.00 - 0.90           7.37 - 8.34
                                 2009       7.04        0.45 - 0.90           8.49 - 9.47

  MSF BlackRock Capital          2013       0.83        0.00 - 0.90         33.02 - 34.22
     Appreciation Investment     2012       0.31        0.00 - 0.90         13.34 - 14.37
     Division                    2011       0.19        0.00 - 0.90       (9.76) - (8.94)
                                 2010       0.23        0.00 - 0.90         18.75 - 19.82
                                 2009       0.62               0.90         35.56 - 36.79

  MSF BlackRock Diversified      2013       2.46        0.00 - 0.90         19.51 - 20.59
     Investment Division         2012       2.28        0.00 - 0.90         11.36 - 12.38
                                 2011       2.43        0.00 - 0.90           2.87 - 3.81
                                 2010       1.90        0.00 - 0.90           8.67 - 9.65
                                 2009       5.15        0.45 - 0.90         16.25 - 17.30

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                       ------------------------------------------  -------------------------------------------------
                                                      UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                       LOWEST TO         NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS       HIGHEST ($)    ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -----------  ---------------  ------------  -------------  ----------------  ----------------
  MSF BlackRock Large Cap        2013      952,777    17.71 - 19.67    18,457,575       1.36        0.00 - 0.90        30.87 - 32.05
     Value Investment Division   2012      972,398    13.53 - 14.89    14,290,950       1.63        0.00 - 0.90        13.25 - 14.28
                                 2011    1,036,664    11.95 - 13.03    13,313,052       1.11        0.00 - 0.90          1.43 - 2.35
                                 2010    1,026,360    11.78 - 12.73    12,899,137       1.05        0.00 - 0.90          8.24 - 9.22
                                 2009    1,018,697    10.88 - 11.66    11,723,889       1.58               0.90        10.22 - 11.21

  MSF BlackRock Money Market     2013    1,334,062    17.19 - 17.98    23,781,879         --        0.00 - 0.90        (0.90) - 0.00
     Investment Division         2012    1,306,002    17.35 - 17.98    23,274,454         --        0.00 - 0.90        (0.90) - 0.00
                                 2011    1,163,332    17.51 - 17.98    20,783,208         --        0.00 - 0.90        (0.89) - 0.00
                                 2010    1,663,896    17.66 - 17.98    29,818,336       0.01        0.00 - 0.90        (0.89) - 0.01
                                 2009    1,962,757    17.82 - 17.98    35,228,518       0.45               0.90        (0.48) - 0.42

  MSF Davis Venture Value        2013    1,389,950    18.87 - 62.33    72,729,703       1.37        0.00 - 0.90        32.50 - 33.70
     Investment Division         2012    1,511,861    14.11 - 46.62    58,219,352       0.83        0.00 - 0.90        11.85 - 12.86
                                 2011    1,569,723    12.50 - 41.31    53,650,792       1.15        0.00 - 0.90      (4.89) - (4.03)
                                 2010    1,632,869    13.03 - 43.04    57,910,618       1.00        0.00 - 0.90        11.00 - 12.00
                                 2009    1,661,533    11.63 - 38.43    52,773,242       1.57               0.90        30.80 - 31.99

  MSF Frontier Mid Cap Growth    2013    7,328,205    24.52 - 93.40   227,974,022       1.25        0.00 - 0.90        31.58 - 32.77
     Investment Division         2012    8,053,406    18.55 - 70.35   190,699,476         --        0.00 - 0.90         9.98 - 10.97
                                 2011    8,613,267    16.80 - 63.39   184,990,795       0.30        0.00 - 0.90      (3.87) - (3.00)
                                 2010    9,010,506    17.39 - 65.35   200,141,525       0.07        0.00 - 0.90        14.27 - 15.30
                                 2009    9,655,662    15.15 - 56.68   187,532,635       0.20        0.45 - 0.90        48.10 - 49.44

  MSF Jennison Growth            2013    1,014,111    10.27 - 22.67    21,754,126       0.41        0.00 - 0.90        35.77 - 37.00
     Investment Division         2012    1,151,518     7.50 - 16.55    17,774,611       0.22        0.00 - 0.90        14.74 - 15.78
                                 2011    1,066,474     6.47 - 14.29    14,166,486       0.28        0.00 - 0.90        (0.39) - 0.51
                                 2010    1,234,658     6.44 - 14.22    15,408,401       0.59        0.00 - 0.90        10.63 - 11.66
                                 2009    1,148,604     5.77 - 12.74    13,473,347       0.19               0.90        38.73 - 39.99

  MSF Loomis Sayles Small Cap    2013       81,272   26.07 - 577.53    25,008,758       0.43        0.00 - 0.90        39.78 - 41.04
     Core Investment Division    2012       88,479   18.49 - 409.49    18,836,597         --        0.00 - 0.90        13.52 - 14.55
                                 2011       95,949   16.14 - 357.46    17,443,984       0.11        0.00 - 0.90        (0.31) - 0.59
                                 2010      115,539   16.04 - 355.36    18,282,784       0.09        0.00 - 0.90        26.38 - 27.53
                                 2009      116,312   12.58 - 278.66    14,825,414       0.28               0.90        29.08 - 30.25

  MSF Loomis Sayles Small Cap    2013      575,475    19.06 - 21.35    12,136,657         --        0.00 - 0.90        47.37 - 48.70
     Growth Investment Division  2012      569,420    12.93 - 14.36     8,095,037         --        0.00 - 0.90        10.19 - 11.19
                                 2011      639,754    11.74 - 12.92     8,179,779         --        0.00 - 0.90          2.06 - 2.98
                                 2010      597,616    11.50 - 12.54     7,430,441         --        0.00 - 0.90        30.53 - 31.71
                                 2009      592,149      8.22 - 9.52     5,593,368         --               0.90        28.77 - 38.63

  MSF Met/Artisan Mid Cap        2013      179,229   28.55 - 409.68    64,604,740       0.96        0.00 - 0.90        35.63 - 36.85
     Value Investment Division   2012      188,777   20.91 - 299.35    50,145,783       0.99        0.00 - 0.90        10.86 - 11.86
                                 2011      187,483   18.74 - 267.60    47,188,989       0.95        0.00 - 0.90          5.80 - 6.76
                                 2010      222,836   17.60 - 250.67    46,601,141       0.74        0.00 - 0.90         7.99 - 15.04
                                 2009      191,339   35.18 - 217.89    41,071,915       1.13               0.90        40.30 - 41.56

  MSF MetLife Conservative       2013      302,268   14.80 - 156.63     5,157,553       3.17        0.00 - 0.90          3.57 - 4.50
     Allocation Investment       2012      330,868   14.29 - 150.19     5,385,935       2.97        0.00 - 0.90          8.50 - 9.49
     Division                    2011      293,962   13.17 - 137.56     4,371,255       2.46        0.00 - 0.90          2.55 - 3.48
                                 2010      281,025   12.84 - 133.23     4,036,496       3.52        0.00 - 0.90         9.35 - 10.34
                                 2009      179,332   11.74 - 121.06     2,188,237       3.20               0.90        19.65 - 20.73

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                        ------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO         NET
                                           UNITS       HIGHEST ($)    ASSETS ($)
                                        -----------  ---------------  ------------
  MSF MetLife Conservative to     2013      528,645   15.56 - 164.48     9,308,532
     Moderate Allocation          2012      548,694   14.12 - 148.28     8,676,630
     Investment Division          2011      491,119   12.75 - 133.03     6,564,562
                                  2010      523,187   12.70 - 131.65     6,925,701
                                  2009      443,689   11.47 - 118.05     5,262,543

  MSF MetLife Mid Cap Stock       2013    3,096,714    28.17 - 31.80    96,112,727
     Index Investment Division    2012    2,971,386    21.35 - 23.88    69,807,817
                                  2011    3,140,839    18.32 - 20.31    62,847,615
                                  2010    3,223,737    18.84 - 20.70    65,796,062
                                  2009    3,313,158    14.93 - 16.39    53,691,851

  MSF MetLife Moderate            2013    2,959,238   16.11 - 170.50    51,411,065
     Allocation Investment        2012    3,085,848   13.74 - 144.51    45,401,738
     Division                     2011    3,050,810   12.22 - 127.62    39,588,309
                                  2010    2,825,563   12.48 - 129.39    37,214,331
                                  2009    2,488,914   11.09 - 114.33    28,790,175

  MSF MetLife Moderate to         2013    5,304,870    16.46 - 17.80    93,658,356
     Aggressive Allocation        2012    5,433,641    13.34 - 14.29    77,039,719
     Investment Division          2011    5,400,236    11.62 - 12.34    66,170,247
                                  2010    5,118,269   12.16 - 126.24    65,064,069
                                  2009    4,732,679   10.68 - 110.06    52,449,221

  MSF MetLife Stock Index         2013   33,504,283    19.11 - 85.59   926,254,934
     Investment Division          2012   35,058,600    14.48 - 64.83   739,806,231
                                  2011   36,301,700    12.50 - 56.01   668,626,167
                                  2010   36,664,506    12.28 - 55.00   671,751,965
                                  2009   36,924,505    10.69 - 47.90   597,707,546

  MSF MFS Total Return            2013      516,460    16.89 - 90.12     9,566,029
     Investment Division          2012      523,594    14.32 - 75.73     8,143,436
                                  2011      528,477    12.95 - 67.87     7,362,338
                                  2010      568,106    12.76 - 66.27     7,708,272
                                  2009      580,613    11.70 - 60.20     7,134,157

  MSF MFS Value Investment        2013    3,880,440    19.62 - 28.81    83,882,181
     Division                     2012    3,634,888    14.55 - 21.23    57,891,425
                                  2011    3,828,828    12.53 - 18.20    52,363,369
                                  2010    3,975,344    12.48 - 18.04    54,052,850
                                  2009    4,056,273    11.25 - 16.19    49,365,491

  MSF MSCI EAFE Index             2013    4,619,766    13.79 - 19.92    81,042,858
     Investment Division          2012    4,738,737    11.42 - 16.34    68,221,885
                                  2011    4,910,651     9.74 - 13.81    59,759,550
                                  2010    4,717,340    11.23 - 15.78    65,367,829
                                  2009    4,618,467    10.47 - 14.59    58,913,857

  MSF Neuberger Berman            2013    3,669,017    27.67 - 31.24   113,031,475
     Genesis Investment Division  2012    3,701,342    20.16 - 22.55    82,409,606
                                  2011    3,915,596    18.49 - 20.50    79,279,066
                                  2010    4,111,864    17.63 - 19.37    78,718,096
                                  2009    4,279,459    14.59 - 15.93    67,433,059

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF MetLife Conservative to     2013       2.71        0.00 - 0.90         10.20 - 11.20
     Moderate Allocation          2012       2.88        0.00 - 0.90         10.73 - 11.74
     Investment Division          2011       2.28        0.00 - 0.90           0.37 - 1.28
                                  2010       3.39        0.00 - 0.90         10.78 - 11.78
                                  2009       3.27               0.90         22.89 - 24.00

  MSF MetLife Mid Cap Stock       2013       1.15        0.00 - 0.90         31.96 - 33.15
     Index Investment Division    2012       0.99        0.00 - 0.90         16.54 - 17.60
                                  2011       0.90        0.00 - 0.90       (2.77) - (1.89)
                                  2010       0.99        0.00 - 0.90         25.15 - 26.28
                                  2009       1.81               0.90         35.77 - 36.99

  MSF MetLife Moderate            2013       2.13        0.00 - 0.90         17.23 - 18.29
     Allocation Investment        2012       2.48        0.00 - 0.90         12.45 - 13.47
     Division                     2011       1.72        0.00 - 0.90       (2.02) - (1.14)
                                  2010       2.69        0.00 - 0.90         12.45 - 13.47
                                  2009       3.09               0.90         25.71 - 26.84

  MSF MetLife Moderate to         2013       1.65        0.00 - 0.90         23.40 - 24.51
     Aggressive Allocation        2012       2.10        0.00 - 0.90         14.77 - 15.82
     Investment Division          2011       1.59        0.00 - 0.90       (4.42) - (3.55)
                                  2010       2.27        0.00 - 0.90         13.86 - 14.89
                                  2009       2.75               0.90         28.27 - 29.43

  MSF MetLife Stock Index         2013       1.82        0.00 - 0.90         30.84 - 32.02
     Investment Division          2012       1.76        0.00 - 0.90         14.72 - 15.76
                                  2011       1.66        0.00 - 0.90           0.93 - 1.84
                                  2010       1.75        0.00 - 0.90         13.79 - 14.82
                                  2009       2.70        0.45 - 0.90         25.11 - 26.26

  MSF MFS Total Return            2013       2.52        0.00 - 0.90         17.93 - 18.99
     Investment Division          2012       2.81        0.00 - 0.90         10.58 - 11.58
                                  2011       2.71        0.00 - 0.90           1.50 - 2.42
                                  2010       3.01        0.00 - 0.90          9.09 - 10.08
                                  2009       4.19               0.90         17.54 - 18.60

  MSF MFS Value Investment        2013       1.69        0.00 - 0.90       (11.63) - 35.73
     Division                     2012       1.92        0.00 - 0.90         15.60 - 16.65
                                  2011       1.56        0.00 - 0.90         (0.05) - 0.85
                                  2010       1.43        0.00 - 0.90         10.43 - 11.42
                                  2009         --        0.45 - 0.90         19.74 - 20.82

  MSF MSCI EAFE Index             2013       3.03        0.00 - 0.90         20.77 - 21.86
     Investment Division          2012       3.07        0.00 - 0.90         17.26 - 18.33
                                  2011       2.43        0.00 - 0.90     (13.28) - (12.50)
                                  2010       2.68        0.00 - 0.90           7.22 - 8.19
                                  2009       4.28        0.45 - 0.90         27.52 - 28.67

  MSF Neuberger Berman            2013       0.76        0.00 - 0.90         37.28 - 38.52
     Genesis Investment Division  2012       0.37        0.00 - 0.90          9.04 - 10.03
                                  2011       0.74        0.00 - 0.90           4.85 - 5.80
                                  2010       0.51        0.00 - 0.90         20.49 - 21.58
                                  2009       1.12               0.90         12.14 - 13.15

               METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                         ------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO         NET
                                            UNITS       HIGHEST ($)    ASSETS ($)
                                         -----------  ---------------  ------------
  MSF Russell 2000 Index           2013    2,328,388    23.11 - 34.31    72,232,088
     Investment Division           2012    2,492,581    16.83 - 24.76    55,930,600
                                   2011    2,653,125    14.59 - 21.28    51,171,784
                                   2010    2,808,600    15.35 - 22.19    56,596,227
                                   2009    2,972,133    12.21 - 17.49    47,243,288

  MSF T. Rowe Price Large Cap      2013    3,427,787    17.44 - 28.13    80,327,308
     Growth Investment Division    2012    2,902,055    12.65 - 20.21    49,402,465
                                   2011    2,954,760    10.73 - 16.99    42,317,336
                                   2010    3,148,378    10.95 - 17.18    45,775,087
                                   2009    3,409,767     9.44 - 14.68    42,520,597

  MSF T. Rowe Price Small Cap      2013    3,406,451    33.24 - 39.29   125,276,849
     Growth Investment Division    2012    3,660,384    23.20 - 27.18    93,411,008
                                   2011    3,938,724    20.15 - 23.40    86,825,771
                                   2010    4,055,742    19.98 - 22.99    88,004,866
                                   2009    4,272,691    14.95 - 17.11    68,810,021

  MSF Van Eck Global Natural       2013          916           185.99       170,365
     Resources Investment          2012          319           167.46        53,423
     Division                      2011           81           162.89        13,179
     (Commenced 5/2/2011)

  MSF Western Asset Management     2013    1,022,252    22.45 - 39.73    25,366,442
     Strategic Bond Opportunities  2012    1,037,022    22.40 - 39.30    25,456,035
     Investment Division           2011    1,068,823    20.28 - 35.25    23,536,888
                                   2010    1,145,809    19.28 - 33.21    23,786,502
                                   2009    1,115,618    17.25 - 29.46    20,580,082

  MSF Western Asset Management     2013      935,377    15.89 - 24.53    16,494,249
     U.S. Government               2012      936,357    16.15 - 24.71    16,622,548
     Investment Division           2011      957,065    15.77 - 23.91    16,435,798
                                   2010    1,021,769    15.08 - 22.66    16,633,651
                                   2009    1,063,071    14.38 - 21.41    16,359,270

  PIMCO VIT All Asset              2013       72,143            12.81       924,295
     Investment Division           2012       10,325            12.78       131,919
     (Commenced 5/2/2011)          2011        8,649            11.12        96,138

  PIMCO VIT Commodity Real         2013          479            12.08         5,783
     Return Strategy Investment
     Division
     (Commenced 4/29/2013)

  PIMCO VIT Low Duration           2013      126,188            12.44     1,570,296
     Investment Division           2012       79,088            12.46       985,514
     (Commenced 5/4/2009)          2011       80,364            11.77       946,008
                                   2010       65,497            11.64       762,531
                                   2009       66,450            11.06       734,746

  Pioneer VCT Emerging             2013       13,562            19.82       268,749
     Markets Investment Division   2012       33,221            20.26       673,079
                                   2011       22,116            18.14       401,298
                                   2010       41,431            23.75       984,166
                                   2009       37,577            20.55       772,123

                                                  FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  MSF Russell 2000 Index           2013       1.53        0.00 - 0.90        37.31 - 38.55
     Investment Division           2012       1.15        0.00 - 0.90        15.30 - 16.35
                                   2011       1.05        0.00 - 0.90      (4.96) - (4.10)
                                   2010       1.10        0.00 - 0.90        25.78 - 26.92
                                   2009       2.05        0.45 - 0.90        24.88 - 26.01

  MSF T. Rowe Price Large Cap      2013       0.25        0.00 - 0.90        37.91 - 39.19
     Growth Investment Division    2012       0.12        0.00 - 0.90        17.90 - 18.97
                                   2011       0.09        0.00 - 0.90      (1.99) - (1.11)
                                   2010       0.27        0.00 - 0.90        16.00 - 17.05
                                   2009       0.63               0.90        42.15 - 43.44

  MSF T. Rowe Price Small Cap      2013       0.34        0.00 - 0.90        43.26 - 44.55
     Growth Investment Division    2012         --        0.00 - 0.90        15.13 - 16.18
                                   2011         --        0.00 - 0.90          0.86 - 1.77
                                   2010         --        0.00 - 0.90        33.69 - 34.90
                                   2009       0.35        0.45 - 0.90        37.72 - 38.97

  MSF Van Eck Global Natural       2013       0.61               0.00                14.17
     Resources Investment          2012         --               0.00                 2.80
     Division                      2011         --               0.00              (22.34)
     (Commenced 5/2/2011)

  MSF Western Asset Management     2013       4.98        0.00 - 0.90          0.19 - 1.09
     Strategic Bond Opportunities  2012       3.61        0.00 - 0.90        10.49 - 11.50
     Investment Division           2011       5.05        0.00 - 0.90          5.19 - 6.14
                                   2010       6.04        0.00 - 0.90        11.72 - 12.73
                                   2009       6.60               0.90        31.04 - 32.22

  MSF Western Asset Management     2013       2.13        0.00 - 0.90      (1.63) - (0.74)
     U.S. Government               2012       2.09        0.00 - 0.90          2.44 - 3.37
     Investment Division           2011       1.49        0.00 - 0.90          4.56 - 5.51
                                   2010       2.70        0.00 - 0.90          4.86 - 5.81
                                   2009       4.49               0.90          3.40 - 4.33

  PIMCO VIT All Asset              2013       9.56               0.00                 0.27
     Investment Division           2012       5.69               0.00                10.96
     (Commenced 5/2/2011)          2011       3.04               0.00               (3.47)

  PIMCO VIT Commodity Real         2013         --               0.00               (7.98)
     Return Strategy Investment
     Division
     (Commenced 4/29/2013)

  PIMCO VIT Low Duration           2013       1.45               0.00                 0.21
     Investment Division           2012       1.91               0.00                 5.86
     (Commenced 5/4/2009)          2011       1.68               0.00                 1.11
                                   2010       1.62               0.00                 5.29
                                   2009       1.55               0.00                10.57

  Pioneer VCT Emerging             2013       0.56               0.00               (2.19)
     Markets Investment Division   2012       0.24               0.00                11.66
                                   2011         --               0.00              (23.62)
                                   2010       0.33               0.00                15.61
                                   2009       0.96               0.00                74.02

              METROPOLITAN LIFE SEPARATE ACCOUNT UL
              OF METROPOLITAN LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                     AS OF DECEMBER 31                      FOR THE YEAR ENDED DECEMBER 31
                                         ----------------------------------------  ------------------------------------------------
                                                        UNIT VALUE                 INVESTMENT(1)  EXPENSE RATIO(2)  TOTAL RETURN(3)
                                                         LOWEST TO         NET        INCOME          LOWEST TO        LOWEST TO
                                             UNITS      HIGHEST ($)    ASSETS ($)    RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                         -----------  --------------  -----------  -------------  ----------------  ---------------
  Pioneer VCT Mid Cap Value        2013          828           60.30       49,935       0.48               0.00               33.10
     Investment Division           2012        3,389           45.30      153,545       1.05               0.00               11.11
     (Commenced 4/28/2008 and      2011        3,306           40.77      134,780       0.87               0.00              (5.64)
     began transactions in 2009)   2010        2,302           43.21       99,478       1.08               0.00               18.22
                                   2009          586           36.55       21,403         --               0.00               25.58

  Putnam VT International Value    2013          239           26.91        6,428         --               0.00               22.21
     Investment Division
     (Commenced 4/28/2008 and
     began transactions in 2013)

  Royce Micro-Cap                  2013          374           20.76        7,757       0.01               0.00               20.99
     Investment Division           2012       21,685           17.16      372,006         --               0.00                7.60
     (Commenced 11/10/2008 and     2011       19,473           15.94      310,463       2.46               0.00             (12.10)
     began transactions in 2010)   2010       19,226           18.14      348,709       3.02               0.00               29.96

  Royce Small-Cap                  2013       31,356           21.97      688,929       1.08               0.00               34.75
     Investment Division           2012       33,234           16.30      541,872       0.09               0.00               12.50
     (Commenced 11/10/2008 and     2011       52,075           14.49      754,742       0.36               0.00              (3.28)
     began transactions in 2009)   2010       26,235           14.99      393,142       0.14               0.00               20.52
                                   2009        4,703           12.43       58,471         --               0.00               35.20

  UIF Emerging Markets Debt        2013       35,538           32.64    1,160,019       4.27               0.00              (8.75)
     Investment Division           2012       33,059           35.77    1,182,598       2.41               0.00               17.96
     (Commenced 11/10/2008 and     2011       13,883           30.33      420,998       3.50               0.00                7.03
     began transactions in 2009)   2010          259           28.33        7,343       4.24               0.00                9.74
                                   2009          223           25.82        5,747       2.19               0.00               30.21

  UIF Emerging Markets Equity      2013       83,866           14.74    1,236,458       1.23               0.00              (1.02)
     Investment Division           2012       69,412           14.90    1,033,944         --               0.00               19.95
     (Commenced 11/10/2008 and     2011       43,435           12.42      539,388       0.35               0.00             (18.22)
     began transactions in 2009)   2010       13,018           15.18      197,669       0.57               0.00               19.02
                                   2009          442           12.76        5,643         --               0.00               69.84

  Wells Fargo VT Total Return      2013       16,006           16.11      257,839       1.23               0.00              (1.45)
     Bond Investment Division      2012       29,620           16.51      489,060       1.38               0.00                6.11
                                   2011        8,689           15.56      135,214       2.74               0.00                8.33
                                   2010       75,281           14.37    1,081,415       3.35               0.00                7.04
                                   2009       39,845           13.42      534,737       4.42               0.00               12.00

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying fund, portfolio, or series, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund, portfolio, or series, in which the Investment Division invests. The investment income ratio is calculated as a weighted average ratio since the Investment Division may invest in two or more share classes, if any, within the underlying fund, portfolio, or series of the Trusts which may have unique investment income ratios.

 2 These amounts represent annualized policy expenses of each of the applicable
   Investment Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund, portfolio, or series have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio, or series, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Investment
   Division.

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                    Page
                                                                                                    ----
Report of Independent Registered Public Accounting Firm............................................   2
Financial Statements at December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012
  and 2011:
 Consolidated Balance Sheets.......................................................................   3
 Consolidated Statements of Operations.............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)............................................   5
 Consolidated Statements of Equity.................................................................   6
 Consolidated Statements of Cash Flows.............................................................   9
   Notes to the Consolidated Financial Statements..................................................  11
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies......  11
     Note 2 -- Segment Information.................................................................  31
     Note 3 -- Discontinued Operations.............................................................  37
     Note 4 -- Insurance...........................................................................  37
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-
       Related Intangibles.........................................................................  45
     Note 6 -- Reinsurance.........................................................................  49
     Note 7 -- Closed Block........................................................................  55
     Note 8 -- Investments.........................................................................  59
     Note 9 -- Derivatives.........................................................................  85
     Note 10 -- Fair Value.........................................................................  99
     Note 11 -- Goodwill........................................................................... 129
     Note 12 -- Long-term and Short-term Debt...................................................... 131
     Note 13 -- Equity............................................................................. 134
     Note 14 -- Other Expenses..................................................................... 144
     Note 15 -- Employee Benefit Plans............................................................. 145
     Note 16 -- Income Tax......................................................................... 157
     Note 17 -- Contingencies, Commitments and Guarantees.......................................... 161
     Note 18 -- Quarterly Results of Operations (Unaudited)........................................ 171
     Note 19 -- Related Party Transactions......................................................... 171
     Note 20 -- Subsequent Events.................................................................. 172
Financial Statement Schedules at December 31, 2013 and 2012 and for the Years Ended December 31,
  2013, 2012 and 2011:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties.... 173
 Schedule III -- Consolidated Supplementary Insurance Information.................................. 174
 Schedule IV -- Consolidated Reinsurance........................................................... 176

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2013. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 27, 2014

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                     2013         2012
                                                                                 ------------ ------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value
   (amortized cost: $165,371 and $164,757, respectively; includes $157 and
   $170, respectively, relating to variable interest entities).................. $    173,746 $    183,676
 Equity securities available-for-sale, at estimated fair value (cost: $1,813
   and $1,541, respectively)....................................................        1,892        1,499
 Trading and fair value option securities, at estimated fair value (includes
   $662 and $659, respectively, of actively traded securities; and $23 and $41,
   respectively, relating to variable interest entities)........................          723          752
 Mortgage loans (net of valuation allowances of $272 and $304, respectively;
   includes $338 and $0, respectively, under the fair value option).............       46,024       44,657
 Policy loans...................................................................        8,421        8,364
 Real estate and real estate joint ventures (includes $1,141 and $10, respectively, relating to variable interest entities; includes $40 and $1,
   respectively, of real estate held-for-sale)..................................        7,798        6,837
 Other limited partnership interests (includes $53 and $165, respectively,
   relating to variable interest entities)......................................        4,716        4,508
 Short-term investments, principally at estimated fair value....................        5,962        6,881
 Other invested assets, principally at estimated fair value (includes $78 and
   $81, respectively, relating to variable interest entities)...................       10,589       12,479
                                                                                 ------------ ------------
   Total investments............................................................      259,871      269,653
Cash and cash equivalents, principally at estimated fair value (includes $21
 and $31, respectively, relating to variable interest entities).................        1,098        1,401
Accrued investment income (includes $2 and $2, respectively, relating to
 variable interest entities)....................................................        2,249        2,242
Premiums, reinsurance and other receivables (includes $7 and $4, respectively,
 relating to variable interest entities)........................................       23,637       24,721
Deferred policy acquisition costs and value of business acquired................        6,416        5,832
Other assets (includes $24 and $4, respectively, relating to variable interest
 entities)......................................................................        4,716        4,444
Separate account assets.........................................................      134,796      120,971
                                                                                 ------------ ------------
   Total assets................................................................. $    432,783 $    429,264
                                                                                 ============ ============
Liabilities and Equity
Liabilities
Future policy benefits.......................................................... $    111,963 $    113,986
Policyholder account balances...................................................       92,498       94,716
Other policy-related balances...................................................        5,671        5,663
Policyholder dividends payable..................................................          601          610
Policyholder dividend obligation................................................        1,771        3,828
Payables for collateral under securities loaned and other transactions..........       21,096       22,461
Short-term debt.................................................................          175          100
Long-term debt (includes $520 and $124, respectively, at estimated fair value,
 relating to variable interest entities)........................................        2,828        2,345
Current income tax payable......................................................          365          161
Deferred income tax liability (includes $1 and $2, respectively, at estimated
 fair value, relating to variable interest entities)............................        1,785        3,036
Other liabilities (includes $31 and $22, respectively, relating to variable
 interest entities).............................................................       32,180       33,941
Separate account liabilities....................................................      134,796      120,971
                                                                                 ------------ ------------
   Total liabilities............................................................      405,729      401,818
                                                                                 ------------ ------------
Contingencies, Commitments and Guarantees (Note 17)
Redeemable noncontrolling interests.............................................          774           --
                                                                                 ------------ ------------
Equity
Metropolitan Life Insurance Company stockholder's equity:
 Common stock, par value $0.01 per share; 1,000,000,000 shares authorized;
   494,466,664 shares issued and outstanding at December 31, 2013 and 2012......            5            5
 Additional paid-in capital.....................................................       14,515       14,510
 Retained earnings..............................................................        9,352        8,631
 Accumulated other comprehensive income (loss)..................................        2,158        4,008
                                                                                 ------------ ------------
   Total Metropolitan Life Insurance Company stockholder's equity...............       26,030       27,154
Noncontrolling interests........................................................          250          292
                                                                                 ------------ ------------
   Total equity.................................................................       26,280       27,446
                                                                                 ------------ ------------
   Total liabilities and equity................................................. $    432,783 $    429,264
                                                                                 ============ ============

       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                     2013       2012       2011
                                                                  ---------- ---------- ----------
Revenues
Premiums......................................................... $   20,475 $   19,880 $   18,288
Universal life and investment-type product policy fees...........      2,363      2,239      2,202
Net investment income............................................     11,785     11,852     11,615
Other revenues...................................................      1,699      1,730      1,808
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity
   securities....................................................       (81)      (214)      (244)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..............       (47)         22         17
 Other net investment gains (losses).............................        176      (138)        359
                                                                  ---------- ---------- ----------
   Total net investment gains (losses)...........................         48      (330)        132
 Net derivative gains (losses)...................................    (1,070)        675      1,578
                                                                  ---------- ---------- ----------
     Total revenues..............................................     35,300     36,046     35,623
                                                                  ---------- ---------- ----------
Expenses
Policyholder benefits and claims.................................     23,032     22,269     20,681
Interest credited to policyholder account balances...............      2,253      2,390      2,372
Policyholder dividends...........................................      1,205      1,295      1,355
Other expenses...................................................      5,988      6,394      6,471
                                                                  ---------- ---------- ----------
     Total expenses..............................................     32,478     32,348     30,879
                                                                  ---------- ---------- ----------
Income (loss) from continuing operations before provision for
  income tax.....................................................      2,822      3,698      4,744
Provision for income tax expense (benefit).......................        681      1,055      1,460
                                                                  ---------- ---------- ----------
Income (loss) from continuing operations, net of income tax......      2,141      2,643      3,284
Income (loss) from discontinued operations, net of income tax....          1         40         61
                                                                  ---------- ---------- ----------
Net income (loss)................................................      2,142      2,683      3,345
Less: Net income (loss) attributable to noncontrolling interests.        (7)          2        (8)
                                                                  ---------- ---------- ----------
Net income (loss) attributable to Metropolitan Life Insurance
  Company........................................................ $    2,149 $    2,681 $    3,353
                                                                  ========== ========== ==========



       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                        2013      2012       2011
                                                                      -------- ---------- ----------
Net income (loss) attributable to Metropolitan Life Insurance
  Company............................................................ $  2,149 $    2,681 $    3,353
Net income (loss) attributable to noncontrolling interests...........      (7)          2        (8)
                                                                      -------- ---------- ----------
Net income (loss)....................................................    2,142      2,683      3,345
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........  (3,337)      2,502      2,567
 Unrealized gains (losses) on derivatives............................    (691)      (241)      1,203
 Foreign currency translation adjustments............................       22       (30)          6
 Defined benefit plans adjustment....................................    1,191      (766)      (671)
                                                                      -------- ---------- ----------
Other comprehensive income (loss), before income tax.................  (2,815)      1,465      3,105
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      965      (511)    (1,074)
                                                                      -------- ---------- ----------
Other comprehensive income (loss), net of income tax.................  (1,850)        954      2,031
                                                                      -------- ---------- ----------
Comprehensive income (loss)..........................................      292      3,637      5,376
Less: Comprehensive income (loss) attributable to noncontrolling
  interest, net of income tax........................................      (7)          2        (8)
                                                                      -------- ---------- ----------
Comprehensive income (loss) attributable to Metropolitan Life
  Insurance Company.................................................. $    299 $    3,635 $    5,384
                                                                      ======== ========== ==========





       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Consolidated Statements of Equity
                     For the Year Ended December 31, 2013

                                 (In millions)

                                                                        Accumulated Other Comprehensive Income (Loss)
                                                                    ------------------------------------------------------
                                                                          Net                      Foreign      Defined
                                           Additional                 Unrealized    Other-Than-    Currency     Benefit
                                 Common     Paid-in      Retained     Investment     Temporary   Translation     Plans
                                 Stock      Capital     Earnings     Gains (Losses)  Impairments  Adjustments  Adjustment
                                -------- ------------- ------------ --------------- ------------ ------------ ------------
Balance at December 31, 2012... $      5 $      14,510 $      8,631  $      6,497    $   (158)    $      18   $    (2,349)
Capital contributions from
 MetLife, Inc. (Note 13).......                      3
Excess tax benefits related to
 stock-based compensation......                      2
Dividends on common stock......                             (1,428)
Change in equity of
 noncontrolling interests......
Net income (loss)..............                               2,149
Other comprehensive income
 (loss), net of income tax.....                                           (2,700)           65           13            772
                                -------- ------------- ------------  ------------    ---------    ---------   ------------
Balance at December 31, 2013... $      5 $      14,515 $      9,352  $      3,797    $    (93)    $      31   $    (1,577)
                                ======== ============= ============  ============    =========    =========   ============


                                        Total
                                  Metropolitan Life
                                  Insurance Company    Noncontrolling     Total
                                 Stockholder's Equity    Interests        Equity
                                --------------------- --------------- -------------
Balance at December 31, 2012...     $      27,154       $      292    $      27,446
Capital contributions from
 MetLife, Inc. (Note 13).......                 3                                 3
Excess tax benefits related to
 stock-based compensation......                 2                                 2
Dividends on common stock......           (1,428)                           (1,428)
Change in equity of
 noncontrolling interests......                               (35)             (35)
Net income (loss)..............             2,149              (7)            2,142
Other comprehensive income
 (loss), net of income tax.....           (1,850)                           (1,850)
                                    -------------       ----------    -------------
Balance at December 31, 2013...     $      26,030       $      250    $      26,280
                                    =============       ==========    =============




       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Consolidated Statements of Equity -- (Continued)
                     For the Year Ended December 31, 2012

                                 (In millions)


                                                                              Accumulated Other Comprehensive Income (Loss)
                                                                          -----------------------------------------------------
                                                                                Net                      Foreign      Defined
                                                     Additional             Unrealized    Other-Than-    Currency     Benefit
                                             Common   Paid-in   Retained    Investment     Temporary   Translation     Plans
                                             Stock    Capital    Earnings  Gains (Losses)  Impairments  Adjustments  Adjustment
                                            ------- ----------- --------- --------------- ------------ ------------ -----------
Balance at December 31, 2011...............  $  5    $  14,506  $  6,973     $  5,185       $  (317)      $  37     $  (1,851)
Capital contributions from MetLife, Inc.
 (Note 13).................................                  3
Excess tax benefits related to stock-based
 compensation..............................                  1
Dividends on common stock..................                      (1,023)
Change in equity of noncontrolling
 interests.................................
Net income (loss)..........................                        2,681
Other comprehensive income (loss), net of
 income tax................................                                     1,312            159       (19)          (498)
                                             ----    ---------  --------     --------       --------      -----     ----------
Balance at December 31, 2012...............  $  5    $  14,510  $  8,631     $  6,497       $  (158)      $  18     $  (2,349)
                                             ====    =========  ========     ========       ========      =====     ==========


                                                    Total
                                              Metropolitan Life
                                              Insurance Company    Noncontrolling   Total
                                             Stockholder's Equity    Interests      Equity
                                            --------------------- --------------- ---------
Balance at December 31, 2011...............       $  24,538           $  182      $  24,720
Capital contributions from MetLife, Inc.
 (Note 13).................................               3                               3
Excess tax benefits related to stock-based
 compensation..............................               1                               1
Dividends on common stock..................         (1,023)                         (1,023)
Change in equity of noncontrolling
 interests.................................                              108            108
Net income (loss)..........................           2,681                2          2,683
Other comprehensive income (loss), net of
 income tax................................             954                             954
                                                  ---------           ------      ---------
Balance at December 31, 2012...............       $  27,154           $  292      $  27,446
                                                  =========           ======      =========



       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Consolidated Statements of Equity -- (Continued)
                     For the Year Ended December 31, 2011

                                 (In millions)


                                                                              Accumulated Other Comprehensive Income (Loss)
                                                                          -----------------------------------------------------

                                                                                Net                      Foreign      Defined
                                                     Additional             Unrealized    Other-Than-    Currency     Benefit
                                             Common   Paid-in   Retained    Investment     Temporary   Translation     Plans
                                             Stock    Capital    Earnings  Gains (Losses)  Impairments  Adjustments  Adjustment
                                            ------- ----------- --------- --------------- ------------ ------------ -----------
Balance at December 31, 2010...............  $  5    $  14,445  $  4,941     $  2,672       $  (254)      $  34     $  (1,429)
Capital contributions from MetLife, Inc.
 (Note 13).................................                 50
Excess tax benefits related to stock-based
 compensation..............................                 11
Dividends on common stock..................                      (1,321)
Change in equity of noncontrolling
 interests.................................
Net income (loss)..........................                        3,353
Other comprehensive income (loss), net of
 income tax................................                                     2,513           (63)          3          (422)
                                             ----    ---------  --------     --------       --------      -----     ----------
Balance at December 31, 2011...............  $  5    $  14,506  $  6,973     $  5,185       $  (317)      $  37     $  (1,851)
                                             ====    =========  ========     ========       ========      =====     ==========


                                                    Total
                                                Metropolitan
                                               Life Insurance         Non
                                                   Company         controlling   Total
                                             Stockholder's Equity  Interests     Equity
                                            --------------------- ------------ ---------
Balance at December 31, 2010...............       $  20,414          $  148    $  20,562
Capital contributions from MetLife, Inc.
 (Note 13).................................              50                           50
Excess tax benefits related to stock-based
 compensation..............................              11                           11
Dividends on common stock..................         (1,321)                      (1,321)
Change in equity of noncontrolling
 interests.................................                              42           42
Net income (loss)..........................           3,353             (8)        3,345
Other comprehensive income (loss), net of
 income tax................................           2,031                        2,031
                                                  ---------          ------    ---------
Balance at December 31, 2011...............       $  24,538          $  182    $  24,720
                                                  =========          ======    =========



       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                    2013       2012        2011
                                                                                 ---------- ----------- ----------
Cash flows from operating activities
Net income (loss)............................................................... $    2,142 $     2,683 $    3,345
Adjustments to reconcile net income (loss) to net cash provided by (used in)
 operating activities:
 Depreciation and amortization expenses.........................................        429         416        407
 Amortization of premiums and accretion of discounts associated with
   investments, net.............................................................      (738)       (698)      (683)
 (Gains) losses on investments and derivatives and from sales of businesses, net      1,112       (188)    (1,735)
 (Income) loss from equity method investments, net of dividends or distributions        195          42        269
 Interest credited to policyholder account balances.............................      2,253       2,390      2,372
 Universal life and investment-type product policy fees.........................    (2,363)     (2,239)    (2,202)
 Change in trading and fair value option securities.............................         25       (100)         20
 Change in accrued investment income............................................        108          22         14
 Change in premiums, reinsurance and other receivables..........................      (368)       (422)      (208)
 Change in deferred policy acquisition costs and value of business acquired, net       (82)         359        150
 Change in income tax...........................................................        334        (28)        527
 Change in other assets.........................................................        471         361        767
 Change in insurance-related liabilities and policy-related balances............      3,032       1,915      2,587
 Change in other liabilities....................................................      (381)         170        726
 Other, net.....................................................................      (109)       (147)      (125)
                                                                                 ---------- ----------- ----------
Net cash provided by (used in) operating activities.............................      6,060       4,536      6,231
                                                                                 ---------- ----------- ----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities......................................................     71,396      52,889     53,325
 Equity securities..............................................................        206         245        816
 Mortgage loans.................................................................     10,655       8,668      8,152
 Real estate and real estate joint ventures.....................................         87         721      1,058
 Other limited partnership interests............................................        449         585        754
Purchases of:
 Fixed maturity securities......................................................   (70,760)    (62,136)   (54,038)
 Equity securities..............................................................      (461)       (393)      (278)
 Mortgage loans.................................................................   (12,032)     (9,448)   (10,443)
 Real estate and real estate joint ventures.....................................    (1,427)     (1,447)      (980)
 Other limited partnership interests............................................      (675)       (660)      (658)
Cash received in connection with freestanding derivatives.......................        560         634      1,011
Cash paid in connection with freestanding derivatives...........................    (1,171)       (443)      (695)
Issuances of loans to affiliates................................................         --          --      (525)
Net change in policy loans......................................................       (57)        (50)       (44)
Net change in short-term investments............................................        900       (567)    (3,816)
Net change in other invested assets.............................................      (460)       (791)      (562)
Net change in property, equipment and leasehold improvements....................       (76)        (71)      (104)
Other, net......................................................................         --          --          7
                                                                                 ---------- ----------- ----------
Net cash provided by (used in) investing activities............................. $  (2,866) $  (12,264) $  (7,020)
                                                                                 ---------- ----------- ----------



       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                         2013        2012        2011
                                                                                      ----------- ----------- -----------
Cash flows from financing activities
Policyholder account balances:
  Deposits........................................................................... $    50,018 $    61,647 $    55,586
  Withdrawals........................................................................    (52,020)    (56,373)    (57,078)
Net change in payables for collateral under securities loaned and other transactions.     (1,365)       2,181       3,266
Net change in short-term debt........................................................          75         (1)         (1)
Long-term debt issued................................................................         481          79         110
Long-term debt repaid................................................................        (27)        (81)     (1,411)
Cash received in connection with redeemable noncontrolling interests.................         774          --          --
Dividends on common stock............................................................     (1,428)     (1,023)     (1,151)
Capital contribution.................................................................          --          --          47
Other, net...........................................................................         (5)         611          25
                                                                                      ----------- ----------- -----------
Net cash provided by (used in) financing activities..................................     (3,497)       7,040       (607)
                                                                                      ----------- ----------- -----------
Change in cash and cash equivalents..................................................       (303)       (688)     (1,396)
Cash and cash equivalents, beginning of year.........................................       1,401       2,089       3,485
                                                                                      ----------- ----------- -----------
Cash and cash equivalents, end of year............................................... $     1,098 $     1,401 $     2,089
                                                                                      =========== =========== ===========
Supplemental disclosures of cash flow information:
Net cash paid (received) for:
  Interest........................................................................... $       152 $       151 $       196
                                                                                      =========== =========== ===========
  Income tax......................................................................... $       822 $       842 $       701
                                                                                      =========== =========== ===========
Non-cash transactions:
  Capital contributions from MetLife, Inc............................................ $         3 $         3 $         3
                                                                                      =========== =========== ===========
  Dividends to MetLife, Inc.......................................................... $        -- $        -- $       170
                                                                                      =========== =========== ===========
  Real estate and real estate joint ventures acquired in satisfaction of debt........ $        18 $       264 $       151
                                                                                      =========== =========== ===========




       See accompanying notes to the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  Metropolitan Life Insurance Company and its subsidiaries (collectively, "MLIC" or the "Company") is a leading provider of insurance, annuities and employee benefit programs throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and services to corporations and other institutions. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc.

  The Company is organized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of Metropolitan Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. In order to qualify for a discontinued operation, the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company, and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

--------------------------------------------------------------------------------------------------------
Accounting Policy                                                                                   Note
--------------------------------------------------------------------------------------------------------
Insurance                                                                                              4
--------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles     5
--------------------------------------------------------------------------------------------------------
Reinsurance                                                                                            6
--------------------------------------------------------------------------------------------------------
Investments                                                                                            8
--------------------------------------------------------------------------------------------------------
Derivatives                                                                                            9
--------------------------------------------------------------------------------------------------------
Fair Value                                                                                            10
--------------------------------------------------------------------------------------------------------
Goodwill                                                                                              11
--------------------------------------------------------------------------------------------------------
Employee Benefit Plans                                                                                15
--------------------------------------------------------------------------------------------------------
Income Tax                                                                                            16
--------------------------------------------------------------------------------------------------------
Litigation Contingencies                                                                              17
--------------------------------------------------------------------------------------------------------

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Premium deficiency reserves may also be established for short duration contracts to provide for expected future losses. These reserves are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the Company. Anticipated investment income is considered in the calculation of premium deficiency losses for short duration contracts.

    Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary and paid-up guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, long-term care ("LTC") and dental claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

    The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts:
 .  Term insurance
 .  Nonparticipating whole life
    insurance
 .  Traditional group life insurance
 .  Non-medical health insurance
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 5 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums; and ceded (assumed) premiums reinsurance and other receivables (future policy benefits) are established.

   For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums. Unearned premiums are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of insurance protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of the related insurance liabilities ceded (assumed) are recognized immediately as a loss and are reported in the appropriate line item within the statement of operations. Any gain on such retroactive agreement is deferred and is amortized as part of DAC, primarily using the recovery method.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income on investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Trading and Fair Value Option Securities

    Trading and fair value option securities are stated at estimated fair value and include investments for which the fair value option ("FVO") has been elected ("FVO Securities") and investments that are actively purchased and sold ("Actively Traded Securities").

    Actively Traded Securities principally include fixed maturity securities and short sale agreement liabilities, which are included in other liabilities.

    FVO Securities include:

    . fixed maturity and equity securities held-for-investment by the general account to support asset and liability management strategies for certain insurance products ("FVO general account securities"); and
    . securities held by consolidated securitization entities ("CSEs") ("FVO securities held by CSEs").

    Changes in estimated fair value of these securities are included in net investment income, except for certain securities included in FVO Securities where changes are included in net investment gains (losses).

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural, and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

  Mortgage Loans Held-For-Investment

    Mortgage loans held-for-investment are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans held-for-investment are residential mortgage loans for which the FVO was elected. These mortgage loans are stated at estimated fair value. Changes in estimated fair value are recognized in net investment income.

  Mortgage Loans Held-For-Sale

    Mortgage loans held-for-sale that were previously designated as held-for-investment, but now are designated as held-for-sale and mortgage loans originated with the intent to sell for which FVO was not elected, are stated at the lower of amortized cost or estimated fair value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and for investments in real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
    . Tax credit and renewable energy partnerships derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
    . Leveraged leases are recorded net of non-recourse debt. Income on leveraged leases is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Funds withheld represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.
    . Investments in joint ventures that engage in insurance underwriting activities are accounted for under the equity method.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------
  Statement of Operations Presentation:    Derivative:
-------------------------------------------------------------------------------
  Net investment income                  .  Economic hedges of equity method
                                            investments in joint ventures
                                         .  All derivatives held in relation
                                            to trading portfolios
-------------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The change in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill, which is included in other assets, represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have an impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Employee Benefit Plans

   The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

   The Company recognizes the funded status of the projected benefit obligation ("PBO") for pension benefits and the accumulated postretirement benefit obligation ("APBO") for other postretirement benefits for each of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses), prior service costs and credits not yet included in net periodic benefit costs are charged to accumulated OCI ("AOCI"), net of income tax.

   The Company also sponsors defined contribution plans for substantially all U.S. employees under which a portion of participant contributions is matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the defined contribution plans, no liability for matching contributions is recognized in the balance sheets.

 Income Tax

   Metropolitan Life Insurance Company and all of its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to Metropolitan Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to MetLife, Inc. each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If Metropolitan Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Metropolitan Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Metropolitan Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Except as otherwise disclosed in Note 17, legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Other Accounting Policies

  Redeemable Noncontrolling Interests

    Redeemable noncontrolling interests associated with certain joint ventures and partially-owned consolidated subsidiaries are reported in the temporary section of the balance sheet.

  Stock-Based Compensation

    Stock-based compensation recognized in the Company's consolidated results of operations is allocated from MetLife, Inc. The accounting policies described below represent those that MetLife, Inc. applies in determining such allocated expenses.

    MetLife, Inc. grants certain employees and directors stock-based compensation awards under various plans that are subject to specific vesting conditions. With the exception of performance shares granted in 2013 which are remeasured quarterly, the cost of all stock-based transactions is measured at fair value at grant date and recognized over the period during which a grantee is required to provide services in exchange for the award. Although the terms of MetLife, Inc.'s stock-based plans do not accelerate vesting upon retirement, or the attainment of retirement eligibility, the requisite service period subsequent to attaining such eligibility is considered nonsubstantive. Accordingly, MetLife, Inc. recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of retirement eligibility. An estimation of future forfeitures of stock-based awards is incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life is generally 40 years for company occupied real estate property, from one to 25 years for leasehold improvements, and from three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.2 billion and $1.7 billion at December 31, 2013 and 2012, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $667 million and $1.0 billion at December 31, 2013 and 2012, respectively. Related depreciation and amortization expense was $115 million, $121 million and $118 million for the years ended December 31, 2013, 2012 and 2011, respectively.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  generally over a four-year period using the straight-line method. The cost basis of computer software was $1.0 billion and $902 million at December 31, 2013 and 2012, respectively. Accumulated amortization of capitalized software was $739 million and $611 million at December 31, 2013 and 2012, respectively. Related amortization expense was $144 million, $143 million and $145 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  Other Revenues

    Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees, administrative service fees, and changes in account value relating to corporate-owned life insurance ("COLI"). Such fees and commissions are recognized in the period in which services are performed. Under certain COLI contracts, if the Company reports certain unlikely adverse results in its financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

    Policyholder dividends are approved annually by Metropolitan Life Insurance Company and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life Insurance Company and its insurance subsidiaries.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries, if any, are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries, if any, are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of AOCI by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative cost previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 10.

Future Adoption of New Accounting Pronouncements

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, Foreign Currency Matters (Topic
830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, Foreign Currency Matters -- Translation of Financial Statements, to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, Derecognition, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

  In July 2011, the FASB issued new guidance on other expenses (ASU 2011-06, Other Expenses (Topic 720): Fees Paid to the Federal Government by Health Insurers), effective for calendar years beginning after December 31, 2013. The objective of this standard is to address how health insurers should recognize and classify in their income statements fees mandated by the Patient Protection and Affordable Care Act, as amended by the Health Care and Education Reconciliation Act. The amendments in this standard specify that the liability for the fee should be estimated and recorded in full once the entity provides qualifying health insurance in the applicable calendar year in which the fee is payable with a corresponding deferred cost that is amortized to expense using the straight-line method of allocation unless another method better allocates the fee over the calendar year that it is payable. In accordance with the adoption of the new accounting pronouncement, on January 1, 2014, the Company recorded $55 million in other liabilities, and a corresponding deferred cost, in other assets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information


  The Company is organized into three segments: Retail; Group, Voluntary & Worksite Benefits; and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and services and a variety of annuities to individuals and employees of corporations and other institutions, and is organized into two businesses: Life & Other and Annuities. Life & Other insurance products and services include variable life, universal life, term life and whole life products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products. Life & Other products and services also include individual disability income products. Annuities includes a variety of variable and fixed annuities which provide for both asset accumulation and asset distribution needs.

Group, Voluntary & Worksite Benefits

  The Group, Voluntary & Worksite Benefits segment offers a broad range of protection products and services to individuals and corporations, as well as other institutions and their respective employees, and is organized into two businesses: Group and Voluntary & Worksite. Group insurance products and services include variable life, universal life and term life products. Group insurance products and services also include dental, group short- and long-term disability and accidental death & dismemberment coverages. The Voluntary & Worksite business includes LTC, prepaid legal plans and critical illness products.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund postretirement benefits and company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, enterprise-wide strategic initiative restructuring charges, various start-up and certain run-off businesses, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Start-up businesses include direct and digital marketing products. In addition, starting in 2013, Corporate & Other includes ancillary U.S. sponsored direct business, comprised of group and individual products sold through sponsoring organizations and affinity groups. Corporate & Other also includes our investment management business through which we offer fee-based investment management services to institutional clients. Additionally, Corporate & Other includes the elimination of intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses).

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, and (iv) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

       The following adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    .  Policyholder benefits and claims and policyholder dividends excludes:
       (i) changes in the policyholder dividend obligation related to net investment gains (losses) and net derivative gains (losses),
       (ii) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (iii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and
       (iv) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment;

    . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    . Other expenses excludes costs related to noncontrolling interests and goodwill impairments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2013, 2012 and 2011 and at December 31, 2013 and 2012. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

  MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
(loss) from continuing operations, net of income tax.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                             Operating Earnings
                                            -----------------------------------------------------
                                                         Group,
                                                       Voluntary  Corporate
                                                       & Worksite  Benefit   Corporate                           Total
Year Ended December 31, 2013                  Retail    Benefits   Funding    & Other    Total    Adjustments Consolidated
------------------------------------------- ---------- ---------- ---------- --------- ---------- ----------- ------------
                                                                            (In millions)
Revenues
Premiums................................... $    3,992 $  13,732  $    2,675 $      76 $   20,475  $     --     $ 20,475
Universal life and investment-type product
 policy fees...............................      1,397       688         211        --      2,296        67        2,363
Net investment income......................      5,385     1,790       4,611       431     12,217     (432)       11,785
Other revenues.............................        328       404         273       694      1,699        --        1,699
Net investment gains (losses)..............         --        --          --        --         --        48           48
Net derivative gains (losses)..............         --        --          --        --         --   (1,070)      (1,070)
                                            ---------- ---------  ---------- --------- ----------  --------     --------
  Total revenues...........................     11,102    16,614       7,770     1,201     36,687   (1,387)       35,300
                                            ---------- ---------  ---------- --------- ----------  --------     --------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................      6,246    13,191       4,723        67     24,227        10       24,237
Interest credited to policyholder account
 balances..................................        988       156       1,092        --      2,236        17        2,253
Capitalization of DAC......................      (517)      (20)        (25)        --      (562)        --        (562)
Amortization of DAC and VOBA...............        447        25          19        --        491     (230)          261
Interest expense on debt...................          5         1          10       134        150         3          153
Other expenses.............................      2,280     1,988         489     1,348      6,105        31        6,136
                                            ---------- ---------  ---------- --------- ----------  --------     --------
  Total expenses...........................      9,449    15,341       6,308     1,549     32,647     (169)       32,478
                                            ---------- ---------  ---------- --------- ----------  --------     --------
Provision for income tax expense (benefit).        579       446         512     (421)      1,116     (435)          681
                                            ---------- ---------  ---------- --------- ----------               --------
Operating earnings......................... $    1,074 $     827  $      950 $      73      2,924
                                            ========== =========  ========== =========
Adjustments to:
  Total revenues...........................                                               (1,387)
  Total expenses...........................                                                   169
  Provision for income tax (expense)
   benefit.................................                                                   435
                                                                                       ----------
Income (loss) from continuing operations,
 net of income tax.........................                                            $    2,141               $  2,141
                                                                                       ==========               ========
                                                         Group,
                                                       Voluntary  Corporate
                                                       & Worksite  Benefit   Corporate
At December 31, 2013                          Retail    Benefits   Funding    & Other    Total
------------------------------------------- ---------- ---------- ---------- --------- ----------
                                                                (In millions)

Total assets............................... $  174,853 $  41,059  $  188,960 $  27,911 $  432,783
Separate account assets.................... $   59,217 $     644  $   74,935 $      -- $  134,796
Separate account liabilities............... $   59,217 $     644  $   74,935 $      -- $  134,796

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)

                                                             Operating Earnings
                                            -----------------------------------------------------
                                                         Group,
                                                       Voluntary  Corporate
                                                       & Worksite  Benefit   Corporate                           Total
Year Ended December 31, 2012                  Retail    Benefits   Funding    & Other    Total    Adjustments Consolidated
------------------------------------------- ---------- ---------- ---------- --------- ---------- ----------- ------------
                                                                            (In millions)
Revenues
Premiums................................... $    3,997 $  13,274  $    2,608 $       1 $   19,880   $   --      $ 19,880
Universal life and investment-type product
 policy fees...............................      1,332       663         194        --      2,189       50         2,239
Net investment income......................      5,384     1,680       4,519       554     12,137    (285)        11,852
Other revenues.............................        265       398         252       815      1,730       --         1,730
Net investment gains (losses)..............         --        --          --        --         --    (330)         (330)
Net derivative gains (losses)..............         --        --          --        --         --      675           675
                                            ---------- ---------  ---------- --------- ----------   ------      --------
  Total revenues...........................     10,978    16,015       7,573     1,370     35,936      110        36,046
                                            ---------- ---------  ---------- --------- ----------   ------      --------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................      6,294    12,580       4,552       (1)     23,425      139        23,564
Interest credited to policyholder account
 balances..................................      1,002       167       1,192        --      2,361       29         2,390
Capitalization of DAC......................      (584)      (24)        (24)        --      (632)       --         (632)
Amortization of DAC and VOBA...............        656        29          12         2        699      292           991
Interest expense on debt...................          5         1           9       133        148        4           152
Other expenses.............................      2,341     1,901         438     1,196      5,876        7         5,883
                                            ---------- ---------  ---------- --------- ----------   ------      --------
  Total expenses...........................      9,714    14,654       6,179     1,330     31,877      471        32,348
                                            ---------- ---------  ---------- --------- ----------   ------      --------
Provision for income tax expense (benefit).        442       477         488     (236)      1,171    (116)         1,055
                                            ---------- ---------  ---------- --------- ----------               --------
Operating earnings......................... $      822 $     884  $      906 $     276      2,888
                                            ========== =========  ========== =========
Adjustments to:
  Total revenues...........................                                                   110
  Total expenses...........................                                                 (471)
  Provision for income tax (expense)
   benefit.................................                                                   116
                                                                                       ----------
Income (loss) from continuing operations,
 net of income tax.........................                                            $    2,643               $  2,643
                                                                                       ==========               ========
                                                         Group,
                                                       Voluntary  Corporate
                                                       & Worksite  Benefit   Corporate
At December 31, 2012                          Retail    Benefits   Funding    & Other    Total
------------------------------------------- ---------- ---------- ---------- --------- ----------
                                                                (In millions)

Total assets............................... $  171,050 $  41,362  $  183,856 $  32,996 $  429,264
Separate account assets.................... $   50,572 $     532  $   69,867 $      -- $  120,971
Separate account liabilities............... $   50,572 $     532  $   69,867 $      -- $  120,971

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)

                                                           Operating Earnings
                                            -------------------------------------------------
                                                       Group,
                                                     Voluntary  Corporate
                                                     & Worksite  Benefit  Corporate                          Total
Year Ended December 31, 2011                 Retail   Benefits   Funding   & Other    Total   Adjustments Consolidated
------------------------------------------- -------- ---------- --------- --------- --------- ----------- ------------
                                                                          (In millions)
Revenues
Premiums................................... $  4,022 $  12,487  $  1,778  $      1  $  18,288 $       --   $  18,288
Universal life and investment-type product
 policy fees...............................    1,334       630       197        --      2,161         41       2,202
Net investment income......................    5,363     1,682     4,312       385     11,742      (127)      11,615
Other revenues.............................      226       374       242       966      1,808         --       1,808
Net investment gains (losses)..............       --        --        --        --         --        132         132
Net derivative gains (losses)..............       --        --        --        --         --      1,578       1,578
                                            -------- ---------  --------  --------  --------- ----------   ---------
  Total revenues...........................   10,945    15,173     6,529     1,352     33,999      1,624      35,623
                                            -------- ---------  --------  --------  --------- ----------   ---------
Expenses
Policyholder benefits and claims and
 policyholder dividends....................    6,425    11,880     3,683         4     21,992         44      22,036
Interest credited to policyholder account
 balances..................................    1,000       178     1,140        --      2,318         54       2,372
Capitalization of DAC......................    (622)      (84)      (18)        --      (724)         --       (724)
Amortization of DAC and VOBA...............      681        95        14         1        791         84         875
Interest expense on debt...................        5        --         8       172        185          9         194
Other expenses.............................    2,564     1,837       472     1,247      6,120          6       6,126
                                            -------- ---------  --------  --------  --------- ----------   ---------
  Total expenses...........................   10,053    13,906     5,299     1,424     30,682        197      30,879
                                            -------- ---------  --------  --------  --------- ----------   ---------
Provision for income tax expense
 (benefit).................................      314       445       432     (229)        962        498       1,460
                                            -------- ---------  --------  --------  ---------              ---------
Operating earnings......................... $    578 $     822  $    798  $    157      2,355
                                            ======== =========  ========  ========
Adjustments to:
  Total revenues...........................                                             1,624
  Total expenses...........................                                             (197)
  Provision for income tax
   (expense) benefit.......................                                             (498)
                                                                                    ---------
Income (loss) from continuing
 operations, net of income tax.............                                         $   3,284              $   3,284
                                                                                    =========              =========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                         -----------------------------
                                           2013      2012      2011
                                         --------- --------- ---------
                                                 (In millions)
          Life insurance (1)............ $  17,489 $  17,224 $  16,209
          Accident and health insurance.     6,873     6,458     5,940
          Non-insurance.................       175       167       149
                                         --------- --------- ---------
           Total........................ $  24,537 $  23,849 $  22,298
                                         ========= ========= =========

--------

(1) Includes annuities and corporate benefit funding products.

  Revenues derived from one Group, Voluntary & Worksite Benefits customer were $2.5 billion, $2.5 billion and $2.4 billion for the years ended December 31, 2013, 2012 and 2011, respectively, which represented 10%,

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)

11% and 11%, respectively, of consolidated premiums, universal life and investment-type product policy fees and other revenues. Revenues derived from any other customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2013, 2012 and 2011. Substantially all of the Company's consolidated premiums, universal life & investment-type product policy fees and other revenues originated in the U.S.

3. Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2013     2012    2011
                                                                  -------  ------- -------
                                                                       (In millions)
Total revenues................................................... $     2  $    62 $   105
Total expenses...................................................      --       --      --
                                                                  -------  ------- -------
Income (loss) before provision for income tax....................       2       62     105
Provision for income tax expense (benefit).......................       1       22      37
                                                                  -------  ------- -------
Income (loss) from operations of discontinued operations, net of
  income tax.....................................................       1       40      68
Gain (loss) on disposal of operations, net of income tax.........      --       --     (7)
                                                                  -------  ------- -------
Income (loss) from discontinued operations, net of income tax.... $     1  $    40 $    61
                                                                  =======  ======= =======

4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                    December 31,
                                                ---------------------
                                                   2013       2012
                                                ---------- ----------
                                                    (In millions)
          Retail............................... $   91,575 $   92,322
          Group, Voluntary & Worksite Benefits.     28,035     28,517
          Corporate Benefit Funding............     89,941     93,051
          Corporate & Other....................        581        475
                                                ---------- ----------
           Total............................... $  210,132 $  214,365
                                                ========== ==========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest
                                       rate, ranging from 3% to 7%, and
                                       mortality rates guaranteed in
                                       calculating the cash surrender values
                                       described in such contracts); and
                                       (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 2% to 10%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 1% to 11%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 2% to 8%.
  ---------------------------------------------------------------------------

  Participating business represented 5% of the Company's life insurance in-force at both December 31, 2013 and 2012. Participating policies represented 28%, 29% and 32% of gross life insurance premiums for the years ended
December 31, 2013, 2012 and 2011, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                       Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.
-------------------------------------------------------------------------------------------------

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.
       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  The Company also issues annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.

  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                 Universal and Variable
                               Annuity Contracts    Life Contracts
                               ----------------  ---------------------
                                                 Secondary    Paid-Up
                                GMDBs    GMIBs   Guarantees  Guarantees  Total
                               -------  -------- ----------  ---------- --------
                                                (In millions)
 Direct
 Balance at January 1, 2011... $    61  $    113  $    246    $    49   $    469
 Incurred guaranteed benefits.      30        45        15          9         99
 Paid guaranteed benefits.....     (7)        --        --         --        (7)
                               -------  --------  --------    -------   --------
 Balance at December 31, 2011.      84       158       261         58        561
 Incurred guaranteed benefits.      31       174        79         10        294
 Paid guaranteed benefits.....     (6)        --        --         --        (6)
                               -------  --------  --------    -------   --------
 Balance at December 31, 2012.     109       332       340         68        849
 Incurred guaranteed benefits.      44        58        77          6        185
 Paid guaranteed benefits.....     (5)        --        --         --        (5)
                               -------  --------  --------    -------   --------
 Balance at December 31, 2013  $   148  $    390  $    417    $    74   $  1,029
                               =======  ========  ========    =======   ========
 Ceded
 Balance at January 1, 2011... $    44  $     36  $    209    $    34   $    323
 Incurred guaranteed benefits.      25        16         3          7         51
 Paid guaranteed benefits.....     (7)        --        --         --        (7)
                               -------  --------  --------    -------   --------
 Balance at December 31, 2011.      62        52       212         41        367
 Incurred guaranteed benefits.      30        58        53          6        147
 Paid guaranteed benefits.....     (6)        --        --         --        (6)
                               -------  --------  --------    -------   --------
 Balance at December 31, 2012.      86       110       265         47        508
 Incurred guaranteed benefits.      39        14        49          4        106
 Paid guaranteed benefits.....     (5)        --        --         --        (5)
                               -------  --------  --------    -------   --------
 Balance at December 31, 2013. $   120  $    124  $    314    $    51   $    609
                               =======  ========  ========    =======   ========
 Net
 Balance at January 1, 2011... $    17  $     77  $     37    $    15   $    146
 Incurred guaranteed benefits.       5        29        12          2         48
 Paid guaranteed benefits.....      --        --        --         --         --
                               -------  --------  --------    -------   --------
 Balance at December 31, 2011.      22       106        49         17        194
 Incurred guaranteed benefits.       1       116        26          4        147
 Paid guaranteed benefits.....      --        --        --         --         --
                               -------  --------  --------    -------   --------
 Balance at December 31, 2012.      23       222        75         21        341
 Incurred guaranteed benefits.       5        44        28          2         79
 Paid guaranteed benefits.....      --        --        --         --         --
                               -------  --------  --------    -------   --------
 Balance at December 31, 2013. $    28  $    266  $    103    $    23   $    420
                               =======  ========  ========    =======   ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2013      2012
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Equity.......... $  24,915 $  20,475
                      Balanced........    22,481    19,235
                      Bond............     4,551     4,771
                      Money Market....       179       192
                                       --------- ---------
                       Total.......... $  52,126 $  44,673
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Two Tier Annuities

   Defined as the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date. These contracts apply a lower rate on funds if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                                    December 31,
                                              ---------------------------------------------------------
                                                          2013                         2012
                                              ---------------------------- ----------------------------
                                                  In the          At           In the          At
                                              Event of Death Annuitization Event of Death Annuitization
                                              -------------- ------------- -------------- -------------
                                                                    (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value.................  $    62,763    $    28,934   $    55,469    $    24,229
Separate account value.......................  $    50,700    $    27,738   $    43,327    $    22,963
Net amount at risk...........................  $       641    $       123   $       902    $       845
Average attained age of contractholders......     64 years       62 years      64 years       60 years
Two Tier Annuities
General account value........................          N/A    $       397           N/A    $       274
Net amount at risk...........................          N/A    $       123           N/A    $        48
Average attained age of contractholders......          N/A       54 years           N/A       64 years

                                                                    December 31,
                                              ---------------------------------------------------------
                                                          2013                         2012
                                              ---------------------------- ----------------------------
                                                Secondary       Paid-Up      Secondary       Paid-Up
                                                Guarantees    Guarantees     Guarantees    Guarantees
                                              -------------- ------------- -------------- -------------
                                                                    (In millions)
Universal and Variable Life Contracts (1)
Account value (general and separate account).  $     7,871    $     1,125   $     6,958    $     1,163
Net amount at risk...........................  $    81,888    $     8,701   $    85,216    $     9,299
Average attained age of policyholders........     53 years       59 years      52 years       59 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2013, 2012 and 2011, the Company issued $26.8 billion, $24.7 billion and $27.4 billion, respectively, and repaid $25.1 billion, $21.5 billion and $28.2 billion, respectively, of such funding agreements. At December 31, 2013 and 2012, liabilities for funding agreements outstanding, which are included in PABs, were $26.0 billion and $23.9 billion, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Metropolitan Life Insurance Company and General American Life Insurance Company ("GALIC"), a subsidiary, are members of regional banks in the FHLB system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                           -------------
                                            2013   2012
                                           ------ ------
                                           (In millions)
                       FHLB of NY......... $  700 $  736
                       FHLB of Des Moines. $   50 $   55

  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                 Liability              Collateral
                            ------------------- ---------------------------
                                             December 31,
                            -----------------------------------------------
                              2013      2012        2013          2012
                            --------- --------- ------------- -------------
                                             (In millions)
    FHLB of NY (1)......... $  12,770 $  13,512 $  14,287 (2) $  14,611 (2)
    Farmer Mac (3)......... $   2,550 $   2,550 $       2,929 $       2,929
    FHLB of Des Moines (1). $   1,000 $   1,000 $   1,118 (2) $   1,298 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to, group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                           --------------------------
                                             2013     2012     2011
                                           -------- -------- --------
                                                 (In millions)
          Balance at January 1,........... $  6,826 $  6,622 $  6,539
           Less: Reinsurance recoverables.      301      324      448
                                           -------- -------- --------
          Net balance at January 1,.......    6,525    6,298    6,091
                                           -------- -------- --------
          Incurred related to:
           Current year...................    4,762    4,320    3,856
           Prior years (1)................     (12)     (42)     (79)
                                           -------- -------- --------
             Total incurred...............    4,750    4,278    3,777
                                           -------- -------- --------
          Paid related to:
           Current year...................  (3,035)  (2,626)  (2,282)
           Prior years....................  (1,508)  (1,425)  (1,288)
                                           -------- -------- --------
             Total paid...................  (4,543)  (4,051)  (3,570)
                                           -------- -------- --------
          Net balance at December 31,.....    6,732    6,525    6,298
           Add: Reinsurance recoverables..      290      301      324
                                           -------- -------- --------
          Balance at December 31,......... $  7,022 $  6,826 $  6,622
                                           ======== ======== ========

--------

(1)During 2013, 2012 and 2011, as a result of changes in estimates of insured events in the respective prior year, claims and claim adjustment expenses associated with prior years decreased due to a reduction in prior year dental and accidental death and dismemberment claims and improved loss ratio for non-medical health claim liabilities.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $83.1 billion and $71.7 billion at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $51.7 billion and $49.3 billion at December 31, 2013 and 2012, respectively. The latter category consisted primarily of funding agreements and participating close-out contracts. The average interest rate credited on these contracts was 2.23% and 2.80% at December 31, 2013 and 2012, respectively.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (term insurance, nonparticipating whole life insurance, traditional group life insurance, and non-medical health insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. For participating contracts within the closed block (dividend-paying traditional contracts) future gross margins are also dependent upon changes in the policyholder dividend obligation. See Note 7. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)

and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                        Years Ended December 31,
                                                                       --------------------------
                                                                         2013     2012     2011
                                                                       -------- -------- --------
                                                                             (In millions)
DAC
Balance at January 1,................................................. $  5,752 $  6,244 $  6,640
Capitalizations.......................................................      562      632      724
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).....      227    (270)     (88)
  Other expenses......................................................    (478)    (709)    (777)
                                                                       -------- -------- --------
   Total amortization.................................................    (251)    (979)    (865)
                                                                       -------- -------- --------
Unrealized investment gains (losses)..................................      495    (145)    (255)
Other (1).............................................................    (220)       --       --
                                                                       -------- -------- --------
Balance at December 31,...............................................    6,338    5,752    6,244
                                                                       -------- -------- --------
VOBA
Balance at January 1,.................................................       80       97      115
Amortization related to:
  Other expenses......................................................     (10)     (12)     (10)
                                                                       -------- -------- --------
   Total amortization.................................................     (10)     (12)     (10)
                                                                       -------- -------- --------
Unrealized investment gains (losses)..................................        8      (5)      (8)
                                                                       -------- -------- --------
Balance at December 31,...............................................       78       80       97
                                                                       -------- -------- --------
Total DAC and VOBA
Balance at December 31,............................................... $  6,416 $  5,832 $  6,341
                                                                       ======== ======== ========

--------

(1)The year ended December 31, 2013 includes ($220) million that was reclassified to DAC from other liabilities. The amounts reclassified relate to affiliated reinsurance agreements accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances assumed on the agreements from inception. These amounts were previously included in the calculated value of the deposit payable on these agreements and were recorded within other liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


  Information regarding total DAC and VOBA by segment was as follows at:

                                                    December 31,
                                                  -----------------
                                                    2013     2012
                                                  -------- --------
                                                    (In millions)
            Retail............................... $  5,990 $  5,407
            Group, Voluntary & Worksite Benefits.      333      337
            Corporate Benefit Funding............       93       88
                                                  -------- --------
             Total............................... $  6,416 $  5,832
                                                  ======== ========

  Information regarding other policy-related intangibles was as follows:

                                            Years Ended December 31,
                                            ------------------------
                                             2013     2012    2011
                                             ------  ------  ------
                                               (In millions)
                Deferred Sales Inducements
                Balance at January 1,...... $  180   $  184  $  190
                Capitalization.............     15       22      29
                Amortization...............   (20)     (26)    (35)
                                             ------  ------  ------
                Balance at December 31,.... $  175   $  180  $  184
                                             ======  ======  ======
                VODA and VOCRA
                Balance at January 1,...... $  353   $  378  $  400
                Amortization...............   (28)     (25)    (22)
                                             ------  ------  ------
                Balance at December 31,.... $  325   $  353  $  378
                                             ======  ======  ======
                Accumulated amortization... $  132   $  104  $   79
                                             ======  ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA  VODA and VOCRA
                                             ------ --------------
                                                 (In millions)
              2014.......................... $    9 $          30
              2015.......................... $    8 $          30
              2016.......................... $    4 $          30
              2017.......................... $    5 $          28
              2018.......................... $    5 $          26

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company's Retail Annuities business assumes 90% of the fixed annuities issued by several affiliates. The Company also reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities issued since 2004 to an affiliated reinsurer and certain portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2004 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

Group, Voluntary & Worksite Benefits

  For policies within the Group, Voluntary & Worksite Benefits segment, the Company generally retains most of the risk and only cedes particular risk on certain client arrangements. The majority of the Company's reinsurance activity with this segment relates to client agreements for employer sponsored captive programs, risk-sharing agreements and multinational pooling.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no additional transactions during the periods presented.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


Catastrophe Coverage

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion of unsecured reinsurance recoverable balances at both December 31, 2013 and 2012.

  At December 31, 2013, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.4 billion, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.8 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2012, the Company had $5.4 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $4.4 billion, or 82%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.8 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

  The Company has reinsured with an unaffiliated third-party reinsurer, 59.25% of the closed block through a modified coinsurance agreement. The Company accounts for this agreement under the deposit method of accounting. The Company, having the right of offset, has offset the modified coinsurance deposit with the deposit recoverable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                  Years Ended December 31,
                                                                -----------------------------
                                                                  2013      2012      2011
                                                                --------- --------- ---------
                                                                        (In millions)
Premiums
 Direct premiums............................................... $  20,290 $  19,821 $  18,435
 Reinsurance assumed...........................................     1,469     1,350     1,240
 Reinsurance ceded.............................................   (1,284)   (1,291)   (1,387)
                                                                --------- --------- ---------
   Net premiums................................................ $  20,475 $  19,880 $  18,288
                                                                ========= ========= =========
Universal life and investment-type product policy fees
 Direct universal life and investment-type product policy fees. $   2,913 $   2,763 $   2,686
 Reinsurance assumed...........................................        41        39        38
 Reinsurance ceded.............................................     (591)     (563)     (522)
                                                                --------- --------- ---------
   Net universal life and investment-type product policy fees.. $   2,363 $   2,239 $   2,202
                                                                ========= ========= =========
Other revenues
 Direct other revenues......................................... $     970 $     887 $     836
 Reinsurance assumed...........................................       (2)       (6)       (6)
 Reinsurance ceded.............................................       731       849       978
                                                                --------- --------- ---------
   Net other revenues.......................................... $   1,699 $   1,730 $   1,808
                                                                ========= ========= =========
Policyholder benefits and claims
 Direct policyholder benefits and claims....................... $  23,305 $  22,677 $  21,100
 Reinsurance assumed...........................................     1,225     1,208     1,069
 Reinsurance ceded.............................................   (1,498)   (1,616)   (1,488)
                                                                --------- --------- ---------
   Net policyholder benefits and claims........................ $  23,032 $  22,269 $  20,681
                                                                ========= ========= =========
Interest credited to policyholder account balances
 Direct interest credited to policyholder account balances..... $   2,322 $   2,455 $   2,434
 Reinsurance assumed...........................................        35        33        32
 Reinsurance ceded.............................................     (104)      (98)      (94)
                                                                --------- --------- ---------
   Net interest credited to policyholder account balances...... $   2,253 $   2,390 $   2,372
                                                                ========= ========= =========
Other expenses
 Direct other expenses......................................... $   5,028 $   5,328 $   5,280
 Reinsurance assumed...........................................       427       479       458
 Reinsurance ceded.............................................       533       587       733
                                                                --------- --------- ---------
   Net other expenses.......................................... $   5,988 $   6,394 $   6,471
                                                                ========= ========= =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                     December 31,
                                   ---------------------------------------------------------------------------------
                                                     2013                                     2012
                                   ---------------------------------------- ----------------------------------------
                                                                   Total                                    Total
                                                                  Balance                                  Balance
                                     Direct   Assumed    Ceded     Sheet      Direct   Assumed    Ceded     Sheet
                                   ---------- -------- --------- ---------- ---------- -------- --------- ----------
                                                                     (In millions)
Assets
Premiums, reinsurance and other
 receivables...................... $    1,700 $    527 $  21,410 $   23,637 $    1,613 $    480 $  22,628 $   24,721
Deferred policy acquisition costs
 and value of business acquired...      6,567      330     (481)      6,416      5,685      460     (313)      5,832
                                   ---------- -------- --------- ---------- ---------- -------- --------- ----------
  Total assets.................... $    8,267 $    857 $  20,929 $   30,053 $    7,298 $    940 $  22,315 $   30,553
                                   ========== ======== ========= ========== ========== ======== ========= ==========
Liabilities
Future policy benefits............ $  110,072 $  1,891 $      -- $  111,963 $  112,264 $  1,722 $      -- $  113,986
Policyholder account balances.....     92,246      252        --     92,498     94,454      262        --     94,716
Other policy-related balances.....      5,416      294      (39)      5,671      5,401      291      (29)      5,663
Other liabilities.................      8,690    7,046    16,444     32,180      9,544    7,327    17,070     33,941
                                   ---------- -------- --------- ---------- ---------- -------- --------- ----------
  Total liabilities............... $  216,424 $  9,483 $  16,405 $  242,312 $  221,663 $  9,602 $  17,041 $  248,306
                                   ========== ======== ========= ========== ========== ======== ========= ==========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $13.8 billion and $13.9 billion at December 31, 2013 and 2012, respectively. The deposit liabilities on reinsurance were $6.5 billion and $6.9 billion at December 31, 2013 and 2012, respectively.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including Exeter Reassurance Company, Ltd. ("Exeter"), First MetLife Investors Insurance Company, MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company ("MLI-USA"), MetLife Investors Insurance Company ("MLIIC"), MetLife Reinsurance Company of Charleston ("MRC"), MetLife Reinsurance Company of Vermont and Metropolitan Tower Life Insurance Company, all of which are related parties.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                               Years Ended December 31,
                                                               ------------------------
                                                                2013    2012     2011
                                                               ------ -------- --------
                                                                    (In millions)
Premiums
 Reinsurance assumed.......................................... $  451 $    319 $    169
 Reinsurance ceded............................................   (45)     (54)     (51)
                                                               ------ -------- --------
   Net premiums............................................... $  406 $    265 $    118
                                                               ====== ======== ========
Universal life and investment-type product policy fees
 Reinsurance assumed.......................................... $   40 $     39 $     38
 Reinsurance ceded............................................  (221)    (216)    (170)
                                                               ------ -------- --------
   Net universal life and investment-type product policy fees. $(181) $  (177) $  (132)
                                                               ====== ======== ========
Other revenues
 Reinsurance assumed.......................................... $  (2) $    (6) $    (7)
 Reinsurance ceded............................................    675      790      916
                                                               ------ -------- --------
   Net other revenues......................................... $  673 $    784 $    909
                                                               ====== ======== ========
Policyholder benefits and claims
 Reinsurance assumed.......................................... $  402 $    334 $    175
 Reinsurance ceded............................................  (144)    (177)    (121)
                                                               ------ -------- --------
   Net policyholder benefits and claims....................... $  258 $    157 $     54
                                                               ====== ======== ========
Interest credited to policyholder account balances
 Reinsurance assumed.......................................... $   31 $     30 $     28
 Reinsurance ceded............................................  (102)     (98)     (94)
                                                               ------ -------- --------
   Net interest credited to policyholder account balances..... $ (71) $   (68) $   (66)
                                                               ====== ======== ========
Other expenses
 Reinsurance assumed.......................................... $  326 $    357 $    352
 Reinsurance ceded............................................    653      789      914
                                                               ------ -------- --------
   Net other expenses......................................... $  979 $  1,146 $  1,266
                                                               ====== ======== ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                     December 31,
                                                         -------------------------------------
                                                                2013               2012
                                                         ------------------ ------------------
                                                         Assumed    Ceded   Assumed    Ceded
                                                         -------- --------- -------- ---------
                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables (1)......... $    109 $  15,748 $     85 $  16,925
Deferred policy acquisition costs and value of business
  acquired..............................................      309     (273)      435     (266)
                                                         -------- --------- -------- ---------
 Total assets........................................... $    418 $  15,475 $    520 $  16,659
                                                         ======== ========= ======== =========
Liabilities
Future policy benefits.................................. $    761 $      -- $    567 $      --
Policyholder account balances...........................      239        --      251        --
Other policy-related balances...........................       67      (39)       57      (29)
Other liabilities (1)...................................    6,606    14,044    6,906    14,652
                                                         -------- --------- -------- ---------
 Total liabilities...................................... $  7,673 $  14,005 $  7,781 $  14,623
                                                         ======== ========= ======== =========

--------

(1)Effective in June 2012, the Company recaptured 10% of the 40.75% of the closed block liabilities that were ceded to MRC on a coinsurance with funds withheld basis. In connection with this partial recapture, the Company recognized a decrease of $3.9 billion in the deposit receivable included within premiums, reinsurance and other receivables, as well as an offsetting decrease of $3.9 billion in the funds withheld included within other liabilities at December 31, 2012.

  MLIC ceded two blocks of business to two affiliates on a 75% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased/(decreased) the funds withheld balance by ($11) million and $29 million at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with these embedded derivatives were $40 million, ($9) million and ($29) million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were ($62) million and $1.4 billion at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($1.7) billion, $14 million and $727 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  Certain contractual features of the closed block agreement with MRC create an embedded derivative, which is separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement was included within other liabilities and increased the funds withheld balance by $709 million and $1.4 billion at December 31, 2013 and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)

2012, respectively. Net derivative gains (losses) associated with the embedded derivative were $664 million, $135 million and ($811) million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.2 billion and $2.1 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $11.8 billion at both December 31, 2013 and 2012. The deposit liabilities on affiliated reinsurance were $6.5 billion and $6.8 billion at December 31, 2013 and 2012, respectively.

7. Closed Block

  On April 7, 2000 (the "Demutualization Date"), Metropolitan Life Insurance Company converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance approving Metropolitan Life Insurance Company's plan of reorganization, as amended (the "Plan"). On the Demutualization Date, Metropolitan Life Insurance Company established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life Insurance Company. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

  The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

  The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the Demutualization Date (adjusted to eliminate

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Closed Block (continued)

the impact of related amounts in AOCI) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block are greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block are less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

  Experience within the closed block, in particular mortality and investment yields, as well as realized and unrealized gains and losses, directly impact the policyholder dividend obligation. Amortization of the closed block DAC, which resides outside of the closed block, is based upon cumulative actual and expected earnings within the closed block. Accordingly, the Company's net income continues to be sensitive to the actual performance of the closed block.

  Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Closed Block (continued)


  Information regarding the closed block liabilities and assets designated to the closed block was as follows at:

                                                                                      December 31,
                                                                                   -------------------
                                                                                     2013      2012
                                                                                   --------- ---------
                                                                                      (In millions)
Closed Block Liabilities
Future policy benefits............................................................ $  42,076 $  42,586
Other policy-related balances.....................................................       298       298
Policyholder dividends payable....................................................       456       466
Policyholder dividend obligation..................................................     1,771     3,828
Current income tax payable........................................................        18        --
Other liabilities.................................................................       582       602
                                                                                   --------- ---------
   Total closed block liabilities.................................................    45,201    47,780
                                                                                   --------- ---------
Assets Designated to the Closed Block
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value............    28,374    30,546
 Equity securities available-for-sale, at estimated fair value....................        86        41
 Mortgage loans...................................................................     6,155     6,192
 Policy loans.....................................................................     4,669     4,670
 Real estate and real estate joint ventures.......................................       492       459
 Other invested assets............................................................       814       953
                                                                                   --------- ---------
   Total investments..............................................................    40,590    42,861
Cash and cash equivalents.........................................................       238       381
Accrued investment income.........................................................       477       481
Premiums, reinsurance and other receivables.......................................        98       107
Current income tax recoverable....................................................        --         2
Deferred income tax assets........................................................       293       319
                                                                                   --------- ---------
   Total assets designated to the closed block....................................    41,696    44,151
                                                                                   --------- ---------
Excess of closed block liabilities over assets designated to the closed block.....     3,505     3,629
                                                                                   --------- ---------
Amounts included in AOCI:
 Unrealized investment gains (losses), net of income tax..........................     1,502     2,891
 Unrealized gains (losses) on derivatives, net of income tax......................       (3)         9
 Allocated to policyholder dividend obligation, net of income tax.................   (1,151)   (2,488)
                                                                                   --------- ---------
   Total amounts included in AOCI.................................................       348       412
                                                                                   --------- ---------
Maximum future earnings to be recognized from closed block assets and liabilities. $   3,853 $   4,041
                                                                                   ========= =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Closed Block (continued)


  Information regarding the closed block policyholder dividend obligation was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
                                                                                     2013        2012       2011
                                                                                 ------------ ---------- ----------
                                                                                           (In millions)
Balance at January 1,........................................................... $      3,828 $    2,919 $      876
Change in unrealized investment and derivative gains (losses)...................      (2,057)        909      2,043
                                                                                 ------------ ---------- ----------
Balance at December 31,......................................................... $      1,771 $    3,828 $    2,919
                                                                                 ============ ========== ==========

  Information regarding the closed block revenues and expenses was as follows:

                                                                           Years Ended December 31,
                                                                          --------------------------
                                                                            2013     2012     2011
                                                                          -------- -------- --------
                                                                                (In millions)
Revenues
Premiums................................................................. $  1,987 $  2,139 $  2,306
Net investment income....................................................    2,130    2,188    2,231
Net investment gains (losses)............................................       25       61       32
Net derivative gains (losses)............................................      (6)     (12)        8
                                                                          -------- -------- --------
   Total revenues........................................................    4,136    4,376    4,577
                                                                          -------- -------- --------
Expenses
Policyholder benefits and claims.........................................    2,702    2,783    2,991
Policyholder dividends...................................................      979    1,072    1,137
Other expenses...........................................................      165      179      193
                                                                          -------- -------- --------
   Total expenses........................................................    3,846    4,034    4,321
                                                                          -------- -------- --------
Revenues, net of expenses before provision for income tax expense
  (benefit)..............................................................      290      342      256
Provision for income tax expense (benefit)...............................      101      120       89
                                                                          -------- -------- --------
Revenues, net of expenses and provision for income tax expense (benefit)
  from continuing operations.............................................      189      222      167
Revenues, net of expenses and provision for income tax expense (benefit)
  from discontinued operations...........................................       --       10        1
                                                                          -------- -------- --------
Revenues, net of expenses and provision for income tax expense
  (benefit).............................................................. $    189 $    232 $    168
                                                                          ======== ======== ========

  Metropolitan Life Insurance Company charges the closed block with federal income taxes, state and local premium taxes and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the Plan. Metropolitan Life Insurance Company also charges the closed block for expenses of maintaining the policies included in the closed block.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS"), certain structured investment transactions and trading and FVO securities) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                         December 31, 2013                             December 31, 2012
                           --------------------------------------------- ---------------------------------------------
                                         Gross Unrealized                              Gross Unrealized
                            Cost or  ------------------------- Estimated  Cost or  ------------------------- Estimated
                           Amortized          Temporary  OTTI    Fair    Amortized          Temporary  OTTI    Fair
                             Cost     Gains    Losses   Losses   Value     Cost     Gains    Losses   Losses   Value
                           --------- -------- --------- ------ --------- --------- -------- --------- ------ ---------
                                                                  (In millions)
Fixed maturity securities
U.S. corporate............ $ 60,244  $  4,678  $   693   $ --  $  64,229 $  59,587 $  7,717   $ 304   $   -- $  67,000
U.S. Treasury and agency..   29,508     1,730      694     --     30,544    28,252    4,408       9       --    32,651
Foreign corporate (1).....   27,082     1,959      285     --     28,756    27,231    3,128     126      (1)    30,234
RMBS......................   24,119     1,109      368    150     24,710    23,792    1,716     226      257    25,025
CMBS......................    8,203       262       89     --      8,376     9,264      559      37       --     9,786
ABS (1)...................    7,789       151      117    (1)      7,824     8,025      205     105       --     8,125
State and political
 subdivision..............    5,386       467       76     --      5,777     5,554    1,184      18       --     6,720
Foreign government........    3,040       597      107     --      3,530     3,052    1,086       3       --     4,135
                           --------  --------  -------   ----  --------- --------- --------   -----   ------ ---------
 Total fixed maturity
  securities.............. $165,371  $ 10,953  $ 2,429   $149  $ 173,746 $ 164,757 $ 20,003   $ 828   $  256 $ 183,676
                           ========  ========  =======   ====  ========= ========= ========   =====   ====== =========
Equity securities
Common stock.............. $  1,070  $     97  $     3   $ --  $   1,164 $   1,013 $     33   $   5   $   -- $   1,041
Non-redeemable preferred
 stock....................      743        62       77     --        728       528       41     111       --       458
                           --------  --------  -------   ----  --------- --------- --------   -----   ------ ---------
 Total equity securities.. $  1,813  $    159  $    80   $ --  $   1,892 $   1,541 $     74   $ 116   $   -- $   1,499
                           ========  ========  =======   ====  ========= ========= ========   =====   ====== =========

--------

(1)The noncredit loss component of OTTI losses was in an unrealized gain position of $1 million for ABS at December 31, 2013, and $1 million for foreign corporate securities at December 31, 2012, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "--Net Unrealized Investment Gains (Losses)."

   The Company held non-income producing fixed maturity securities with an estimated fair value of $38 million and $41 million with unrealized gains (losses) of $12 million and $6 million at December 31, 2013 and 2012, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

 prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                                  December 31,
                                                   -------------------------------------------
                                                           2013                  2012
                                                   --------------------- ---------------------
                                                              Estimated             Estimated
                                                   Amortized    Fair     Amortized    Fair
                                                     Cost       Value      Cost       Value
                                                   ---------- ---------- ---------- ----------
                                                                  (In millions)
Due in one year or less........................... $    6,411 $    6,516 $   12,671 $   12,796
Due after one year through five years.............     34,696     36,556     30,187     32,160
Due after five years through ten years............     35,725     38,347     34,983     40,009
Due after ten years...............................     48,428     51,417     45,835     55,775
                                                   ---------- ---------- ---------- ----------
  Subtotal........................................    125,260    132,836    123,676    140,740
Structured securities (RMBS, CMBS and ABS)........     40,111     40,910     41,081     42,936
                                                   ---------- ---------- ---------- ----------
  Total fixed maturity securities................. $  165,371 $  173,746 $  164,757 $  183,676
                                                   ========== ========== ========== ==========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2013                         December 31, 2012
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................... $   8,512  $    426  $  1,948    $  267   $  2,567     $ 58    $  2,507    $  246
U.S. Treasury and agency.........    10,077       687        33         7      1,576        9          --        --
Foreign corporate................     4,217       176       952       109        758       34       1,381        91
RMBS.............................     8,194       291     1,675       227        639       18       3,098       465
CMBS.............................     2,022        74       221        15        727        5         308        32
ABS..............................     1,701        28       530        88      1,246       22         697        83
State and political
 subdivision.....................       737        44        92        32         92        1         103        17
Foreign government...............       763        94        54        13        106        1          27         2
                                  ---------  --------  --------    ------   --------     ----    --------    ------
  Total fixed maturity
   securities.................... $  36,223  $  1,820  $  5,505    $  758   $  7,711     $148    $  8,121    $  936
                                  =========  ========  ========    ======   ========     ====    ========    ======
Equity securities
Common stock..................... $      37  $      3  $     --    $   --   $     62     $  5    $      1    $   --
Non-redeemable preferred
 stock...........................       222        41       125        36         --       --         190       111
                                  ---------  --------  --------    ------   --------     ----    --------    ------
  Total equity securities........ $     259  $     44  $    125    $   36   $     62     $  5    $    191    $  111
                                  ---------  --------  --------    ------   --------     ----    --------    ------
Total number of securities in an
 unrealized loss position........     2,211                 469                  622                  637
                                  =========            ========             ========             ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $1.5 billion during the year ended December 31, 2013 from $1.1 billion to $2.6 billion. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $163 million of the total $2.6 billion of gross unrealized losses were from 60 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  Investment Grade Fixed Maturity Securities

    Of the $163 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $76 million, or 47%, are related to gross unrealized losses on 39 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $163 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $87 million, or 53%, are related to gross unrealized losses on 21 below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans) and ABS (primarily foreign ABS) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS and ABS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $36 million during the year ended December 31, 2013 from $116 million to $80 million. Of the $80 million, $33 million were from ten equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock, of which 68% were rated A or better.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                                    December 31,
                                                     ------------------------------------------
                                                             2013                  2012
                                                     --------------------  --------------------
                                                       Carrying     % of     Carrying     % of
                                                         Value      Total      Value      Total
                                                     ------------- ------  ------------- ------
                                                     (In millions)         (In millions)
Mortgage loans held-for-investment:
 Commercial.........................................   $  33,072    71.9 %   $  33,369    74.7 %
 Agricultural.......................................      11,025     24.0       11,487     25.7
 Residential........................................       1,858      4.0          105      0.3
                                                       ---------   ------    ---------   ------
   Subtotal (1).....................................      45,955     99.9       44,961    100.7
 Valuation allowances...............................       (272)    (0.6)        (304)    (0.7)
                                                       ---------   ------    ---------   ------
   Subtotal mortgage loans held-for-investment, net.      45,683     99.3       44,657    100.0
 Residential -- FVO.................................         338      0.7           --       --
                                                       ---------   ------    ---------   ------
   Total mortgage loans held-for-investment, net....      46,021    100.0       44,657    100.0
                                                       ---------   ------    ---------   ------
Mortgage loans held-for-sale........................           3       --           --       --
                                                       ---------   ------    ---------   ------
     Total mortgage loans, net......................   $  46,024   100.0 %   $  44,657   100.0 %
                                                       =========   ======    =========   ======

--------

(1)In 2013, the Company purchased $319 million, $1 million and $1.8 billion of commercial, agricultural and residential mortgage loans, respectively. In 2012, the Company purchased $1.2 billion, $191 million and $105 million of commercial, agricultural and residential mortgage loans, respectively, of which $1.2 billion, and $191 million of commercial and agricultural mortgage loans, respectively, were purchased at estimated fair value from an affiliate, MetLife Bank, National Association ("MetLife Bank").

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans and Valuation Allowance by Portfolio Segment

   The carrying value prior to valuation allowance ("recorded investment") in mortgage loans held-for-investment, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows at:

                                                                       December 31,
                                -------------------------------------------------------------------------------------------
                                                    2013                                          2012
                                --------------------------------------------- ---------------------------------------------
                                Commercial Agricultural Residential   Total   Commercial Agricultural Residential   Total
                                ---------- ------------ ----------- --------- ---------- ------------ ----------- ---------
                                                                       (In millions)
Mortgage loans:
  Evaluated individually for
   credit losses............... $     415   $      96    $      4   $     515 $     441   $     181     $   --    $     622
  Evaluated collectively for
   credit losses...............    32,657      10,929       1,854      45,440    32,928      11,306        105       44,339
                                ---------   ---------    --------   --------- ---------   ---------     ------    ---------
   Total mortgage loans........    33,072      11,025       1,858      45,955    33,369      11,487        105       44,961
                                ---------   ---------    --------   --------- ---------   ---------     ------    ---------
Valuation allowances:..........
  Specific credit losses.......        49           7          --          56        84          21         --          105
  Non-specifically identified
   credit losses...............       164          33          19         216       172          27         --          199
                                ---------   ---------    --------   --------- ---------   ---------     ------    ---------
   Total valuation
    allowances.................       213          40          19         272       256          48         --          304
                                ---------   ---------    --------   --------- ---------   ---------     ------    ---------
    Mortgage loans, net of
     valuation
     allowance................. $  32,859   $  10,985    $  1,839   $  45,683 $  33,113   $  11,439     $  105    $  44,657
                                =========   =========    ========   ========= =========   =========     ======    =========

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                 Commercial Agricultural  Residential  Total
                                 ---------- ------------- ----------- --------
                                            (In millions)
 Balance at January 1, 2011.....  $    441     $    81      $    --   $    522
 Provision (release)............     (111)         (2)           --      (113)
 Charge-offs, net of recoveries.      (12)         (4)           --       (16)
                                  --------     -------      -------   --------
 Balance at December 31, 2011...       318          75           --        393
 Provision (release)............      (50)           2           --       (48)
 Charge-offs, net of recoveries.      (12)        (24)           --       (36)
 Transfers to held-for-sale.....        --         (5)           --        (5)
                                  --------     -------      -------   --------
 Balance at December 31, 2012...       256          48           --        304
 Provision (release)............      (43)           3           19       (21)
 Charge-offs, net of recoveries.        --        (11)           --       (11)
                                  --------     -------      -------   --------
 Balance at December 31, 2013...  $    213     $    40      $    19   $    272
                                  ========     =======      =======   ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

  Residential Mortgage Loan Portfolio Segment

    The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and the Company's historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

    For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in non-accrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans held-for-investment, were as follows:

                                   Recorded Investment
                       -------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------         % of     Estimated   % of
                       > 1.20x 1.00x - 1.20x < 1.00x  Total  Total   Fair Value   Total
                       ------- ------------- ------- ------- -----  ------------- -----
                                   (In millions)                    (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $24,585    $  476      $596   $25,657  77.6%    $26,900     78.4%
65% to 75%............   5,219       438       104     5,761  17.4       5,852     17.1
76% to 80%............     444       157       189       790   2.4         776      2.3
Greater than 80%......     583       205        76       864   2.6         769      2.2
                       -------    ------      ----   ------- -----     -------    -----
 Total................ $30,831    $1,276      $965   $33,072 100.0%    $34,297    100.0%
                       =======    ======      ====   ======= =====     =======    =====

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

                                      Recorded Investment
                       ------------------------------------------------
                         Debt Service Coverage Ratios
                       --------------------------------           % of     Estimated   % of
                        > 1.20x  1.00x - 1.20x < 1.00x    Total   Total   Fair Value   Total
                       --------- ------------- -------- --------- -----  ------------- -----
                                     (In millions)                       (In millions)
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  24,906   $    452    $    575 $  25,933  77.7%   $  27,894    78.8%
65% to 75%............     4,254        641         108     5,003  15.0        5,218    14.7
76% to 80%............       448        123         259       830   2.5          863     2.4
Greater than 80%......       847        501         255     1,603   4.8        1,451     4.1
                       ---------   --------    -------- --------- -----    ---------   -----
 Total................ $  30,455   $  1,717    $  1,197 $  33,369 100.0%   $  35,426   100.0%
                       =========   ========    ======== ========= =====    =========   =====

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans held-for-investment, were as follows:

                                             December 31,
                             --------------------------------------------
                                      2013                   2012
                             ---------------------  ---------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------  ------------- -------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  10,165      92.2%   $  10,628      92.5%
      65% to 75%............         659       6.0          514       4.5
      76% to 80%............          84       0.8           92       0.8
      Greater than 80%......         117       1.0          253       2.2
                               ---------   -------    ---------   -------
       Total................   $  11,025     100.0%   $  11,487     100.0%
                               =========   =======    =========   =======

   The estimated fair value of agricultural mortgage loans held-for-investment was $11.3 billion and $11.8 billion at December 31, 2013 and 2012, respectively.

 Credit Quality of Residential Mortgage Loans

   The credit quality of residential mortgage loans held-for-investment, were as follows:

                                              December 31,
                              --------------------------------------------
                                       2013                   2012
                              ---------------------  ---------------------
                                Recorded     % of      Recorded     % of
                               Investment    Total    Investment    Total
                              ------------- -------  ------------- -------
                              (In millions)          (In millions)
     Performance indicators:
     Performing..............   $  1,812       97.5%    $  105       100.0%
     Nonperforming...........         46        2.5         --          --
                                --------    -------     ------     -------
      Total..................   $  1,858      100.0%    $  105       100.0%
                                ========    =======     ======     =======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   The estimated fair value of residential mortgage loans held-for-investment was $1.8 billion and $109 million at December 31, 2013 and 2012, respectively.

 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The past due and accrual status of mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

                                                   Greater than 90 Days Past Due and
                           Past Due                     Still Accruing Interest                Nonaccrual Status
              ----------------------------------- ----------------------------------- -----------------------------------
              December 31, 2013 December 31, 2012 December 31, 2013 December 31, 2012 December 31, 2013 December 31, 2012
              ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                             (In millions)
Commercial...     $     --          $      --         $     --          $     --          $     169         $      83
Agricultural.           44                116               --                53                 47                67
Residential..           46                 --               --                --                 46                --
                  --------          ---------         --------          --------          ---------         ---------
 Total            $     90          $     116         $     --          $     53          $     262         $     150
                  ========          =========         ========          ========          =========         =========

 Impaired Mortgage Loans

   Impaired mortgage loans held-for-investment, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at and for the years ended:

                                                          Loans without
                  Loans with a Valuation Allowance     a Valuation Allowance           All Impaired Loans
              ---------------------------------------- --------------------  --------------------------------------
               Unpaid                                   Unpaid                Unpaid             Average
              Principal  Recorded  Valuation  Carrying Principal   Recorded  Principal Carrying  Recorded  Interest
               Balance  Investment Allowances  Value    Balance   Investment  Balance   Value   Investment  Income
              --------- ---------- ---------- -------- ---------  ---------- --------- -------- ---------- --------
                                                         (In millions)
December 31, 2013:
Commercial...  $  173     $  169     $   49    $  120   $  247      $  246    $  420    $  366    $  430    $  12
Agricultural.      64         62          7        55       35          34        99        89       151        9
Residential..      --         --         --        --        5           4         5         4         2       --
               ------     ------     ------    ------   ------      ------    ------    ------    ------    -----
  Total......  $  237     $  231     $   56    $  175   $  287      $  284    $  524    $  459    $  583    $  21
               ======     ======     ======    ======   ======      ======    ======    ======    ======    =====
December 31, 2012:
Commercial...  $  367     $  359     $   84    $  275   $   82      $   82    $  449    $  357    $  384    $  11
Agricultural.     110        107         21        86       79          74       189       160       201        8
Residential..      --         --         --        --       --          --        --        --        --       --
               ------     ------     ------    ------   ------      ------    ------    ------    ------    -----
  Total......  $  477     $  466     $  105    $  361   $  161      $  156    $  638    $  517    $  585    $  19
               ======     ======     ======    ======   ======      ======    ======    ======    ======    =====

   Unpaid principal balance is generally prior to any charge-offs. Interest income recognized is primarily cash basis income. The average recorded investment for commercial, agricultural and residential mortgage loans was $257 million, $239 million and $0, respectively, for the year ended
 December 31, 2011; and interest income recognized for commercial, agricultural and residential mortgage loans was $5 million, $3 million and $0, respectively, for the year ended December 31, 2011.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans Modified in a Troubled Debt Restructuring

   For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. The number of mortgage loans and carrying value after specific valuation allowance of mortgage loans modified during the period in a troubled debt restructuring were as follows:

                                                   Years Ended December 31,
              ---------------------------------------------------------------------------------------------------
                                    2013                                              2012
              ------------------------------------------------- -------------------------------------------------
                Number of      Carrying Value after Specific      Number of      Carrying Value after Specific
              Mortgage Loans        Valuation Allowance         Mortgage Loans        Valuation Allowance
              -------------- ---------------------------------- -------------- ----------------------------------
                             Pre-Modification Post-Modification                Pre-Modification Post-Modification
                             ---------------- -----------------                ---------------- -----------------
                                       (In millions)                                     (In millions)
Commercial...          1         $    49           $    49              1          $    168         $    152
Agricultural.          2              24                24              5                17               16
Residential..         27               5                 5             --                --               --
                  ------         -------           -------          -----          --------         --------
 Total.......         30         $    78           $    78              6          $    185         $    168
                  ======         =======           =======          =====          ========         ========

   The Company had one residential mortgage loan modified in a troubled debt restructuring with a subsequent payment default with a carrying value of less than $1 million at December 31, 2013. There were no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2012. Payment default is determined in the same manner as delinquency status as described above.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), tax credit and renewable energy partnerships, loans to affiliates (see "- Related Party Investment Transactions") and leveraged leases.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                               December 31,
                                                             -----------------
                                                               2013     2012
                                                             -------- --------
                                                               (In millions)
  Rental receivables, net................................... $  1,393 $  1,465
  Estimated residual values.................................      853      927
   Subtotal.................................................    2,246    2,392
  Unearned income...........................................    (742)    (834)
                                                             -------- --------
   Investment in leveraged leases, net of non-recourse debt. $  1,504 $  1,558
                                                             ======== ========

   Rental receivables are generally due in periodic installments. The payment periods range from one to 15 years but in certain circumstances can be over 30 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2013 and 2012, all rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $1.4 billion at both December 31, 2013 and 2012.

   The components of income from investment in leveraged leases, excluding net investment gains (losses), were as follows:

                                                                        Years Ended December 31,
                                                                        ------------------------
                                                                         2013    2012    2011
                                                                         ------   -----   -----
                                                                          (In millions)
Income from investment in leveraged leases............................. $   60   $  34   $ 101
Less: Income tax expense on leveraged leases...........................     21      12      35
                                                                         ------   -----   -----
Investment income after income tax from investment in leveraged leases. $   39   $  22   $  66
                                                                         ======   =====   =====

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $790 million and $1.1 billion at December 31, 2013 and 2012, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                           Years Ended December 31,
                                                                         ----------------------------
                                                                           2013     2012      2011
                                                                         -------- --------- ---------
                                                                                (In millions)
Fixed maturity securities............................................... $  8,521 $  19,120 $  14,266
Fixed maturity securities with noncredit OTTI losses in AOCI............    (149)     (256)     (522)
                                                                         -------- --------- ---------
 Total fixed maturity securities........................................    8,372    18,864    13,744
Equity securities.......................................................       83      (13)      (98)
Derivatives.............................................................      361     1,052     1,293
Short-term investments..................................................       --       (2)      (10)
Other...................................................................        5        18        45
                                                                         -------- --------- ---------
 Subtotal...............................................................    8,821    19,919    14,974
                                                                         -------- --------- ---------
Amounts allocated from:
 Insurance liability loss recognition...................................    (610)   (5,120)   (3,495)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI.................................................................        5        12        33
 DAC and VOBA...........................................................    (721)   (1,231)   (1,102)
 Policyholder dividend obligation.......................................  (1,771)   (3,828)   (2,919)
                                                                         -------- --------- ---------
   Subtotal.............................................................  (3,097)  (10,167)   (7,483)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI....................................................       51        86       172
Deferred income tax benefit (expense)...................................  (2,070)   (3,498)   (2,794)
                                                                         -------- --------- ---------
Net unrealized investment gains (losses)................................    3,705     6,340     4,869
Net unrealized investment gains (losses) attributable to noncontrolling
  interests.............................................................      (1)       (1)       (1)
                                                                         -------- --------- ---------
Net unrealized investment gains (losses) attributable to Metropolitan
  Life Insurance Company................................................ $  3,704 $   6,339 $   4,868
                                                                         ======== ========= =========

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                                Years Ended December 31,
                                                              --------------------------
                                                                 2013          2012
                                                                --------      --------
                                                                (In millions)
 Balance at January 1,....................................... $  (256)      $  (522)
 Noncredit OTTI losses and subsequent changes recognized (1).       47          (22)
 Securities sold with previous noncredit OTTI loss...........      114           122
 Subsequent changes in estimated fair value..................     (54)           166
                                                                --------      --------
 Balance at December 31,..................................... $  (149)      $  (256)
                                                                ========      ========

--------

(1)Noncredit OTTI losses and subsequent changes recognized, net of DAC, were $40 million and ($26) million for the years ended December 31, 2013 and 2012, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                            Years Ended December 31,
                                                                         -------------------------------
                                                                           2013       2012       2011
                                                                         --------- ---------- ----------
                                                                                  (In millions)
Balance at January 1,................................................... $   6,339 $    4,868 $    2,418
Fixed maturity securities on which noncredit OTTI losses have been
  recognized............................................................       107        266      (103)
Unrealized investment gains (losses) during the year....................  (11,205)      4,679      9,248
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition............................     4,510    (1,625)    (3,069)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI.................................................................       (7)       (21)          6
 DAC and VOBA...........................................................       510      (129)      (269)
 Policyholder dividend obligation.......................................     2,057      (909)    (2,043)
 Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in AOCI...................................................      (35)       (86)         34
 Deferred income tax benefit (expense)..................................     1,428      (704)    (1,354)
                                                                         --------- ---------- ----------
Net unrealized investment gains (losses)................................     3,704      6,339      4,868
Net unrealized investment gains (losses) attributable to noncontrolling
  interests.............................................................        --         --         --
                                                                         --------- ---------- ----------
Balance at December 31,................................................. $   3,704 $    6,339 $    4,868
                                                                         ========= ========== ==========
Change in net unrealized investment gains (losses)...................... $ (2,635) $    1,471 $    2,450
Change in net unrealized investment gains (losses) attributable to
  noncontrolling interests..............................................        --         --         --
                                                                         --------- ---------- ----------
Change in net unrealized investment gains (losses) attributable to
  Metropolitan Life Insurance Company................................... $ (2,635) $    1,471 $    2,450
                                                                         ========= ========== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                          -------------------
                                                            2013      2012
                                                          --------- ---------
                                                             (In millions)
  Securities on loan: (1)
   Amortized cost........................................ $  18,829 $  16,224
   Estimated fair value.................................. $  19,153 $  18,564
  Cash collateral on deposit from counterparties (2)..... $  19,673 $  19,036
  Security collateral on deposit from counterparties (3). $      -- $      46
  Reinvestment portfolio -- estimated fair value......... $  19,822 $  19,392

--------

(1)Included within fixed maturity securities, short-term investments and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments, fixed maturity and equity securities, and trading and FVO securities, and at carrying value for mortgage loans at:

                                                                December 31,
                                                              -----------------
                                                                2013     2012
                                                              -------- --------
                                                                (In millions)
 Invested assets on deposit (regulatory deposits)............ $  1,338 $  1,555
 Invested assets pledged as collateral (1)...................   19,555   19,812
                                                              -------- --------
  Total invested assets on deposit and pledged as collateral. $ 20,893 $ 21,367
                                                              ======== ========

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4), and derivative transactions (see Note 9).

    See "-- Securities Lending" for securities on loan and Note 7 for investments designated to the closed block.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                       -----------------
                                                         2013     2012
                                                       -------- --------
                                                         (In millions)
       Outstanding principal and interest balance (1). $  4,653 $  4,335
       Carrying value (2)............................. $  3,601 $  3,441

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                           Years Ended December 31,
                                                         --------------------------
                                                           2013          2012
                                                           ---------    ---------
                                                            (In millions)
   Contractually required payments (including interest). $   1,612     $   1,911
   Cash flows expected to be collected (1).............. $   1,248     $   1,436
   Fair value of investments acquired................... $     841     $     936

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                           Years Ended December 31,
                                                         --------------------------
                                                           2013          2012
                                                           ---------    ---------
                                                            (In millions)
    Accretable yield, January 1,........................ $   2,357     $   1,978
    Investments purchased...............................       407           500
    Accretion recognized in earnings....................     (236)         (181)
    Disposals...........................................     (144)          (84)
    Reclassification (to) from nonaccretable difference.        47           144
                                                           ---------    ---------
    Accretable yield, December 31,...................... $   2,431     $   2,357
                                                           =========    =========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $8.8 billion at December 31, 2013. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $2.7 billion at December 31, 2013. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for two of the three most recent annual periods:
2013 and 2011. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2013, 2012 and 2011. Aggregate total assets of these entities totaled $280.7 billion and $259.4 billion at December 31, 2013 and 2012, respectively. Aggregate total liabilities of these entities totaled $23.5 billion and $22.2 billion at December 31, 2013 and 2012, respectively. Aggregate net income (loss) of these entities totaled $25.0 billion, $16.5 billion and $8.4 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                                                        December 31,
                                                                           ---------------------------------------
                                                                                   2013                2012
                                                                           -------------------- ------------------
                                                                            Total      Total    Total     Total
                                                                            Assets  Liabilities Assets Liabilities
                                                                           -------- ----------- ------ -----------
                                                                                        (In millions)
Real estate joint ventures (1)............................................ $  1,181   $  443    $  11     $  14
Fixed maturity securities (2).............................................      159       80      172        83
Other invested assets.....................................................       82        7       85        --
Other limited partnership interests.......................................       61       --      189         1
CSEs (assets (primarily securities) and liabilities (primarily debt)) (3).       23       22       51        50
                                                                           --------   ------    -----     -----
 Total.................................................................... $  1,506   $  552    $ 508     $ 148
                                                                           ========   ======    =====     =====

--------

(1)The Company consolidated an open ended core real estate fund formed in the fourth quarter of 2013, which represented the majority of the balances at December 31, 2013. Assets of the real estate fund are a real estate investment trust which holds primarily traditional core income-producing real estate which have associated liabilities that are primarily non-recourse debt secured by certain real estate assets of the fund. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its investment in the real estate fund of $178 million at carrying value at December 31, 2013. The long-term debt bears interest primarily at fixed rates ranging from 1.39% to 4.45%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was less than $1 million for the year ended December 31, 2013.

(2)The Company consolidates certain fixed maturity securities purchased in an investment vehicle which was partially funded with affiliated long-term debt. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was $2 million and $1 million for the years ended December 31, 2013 and 2012, respectively. There was no interest expense for the year ended December 31, 2011.

(3)The Company consolidates entities that are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of less than $1 million at estimated fair value at both December 31, 2013 and 2012. The long-term debt bears interest primarily at variable rates, payable on a bi-annual basis. Interest expense related to these obligations, included in other expenses, was $3 million, $4 million and $9 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2013                  2012
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $  40,910  $  40,910  $  42,936  $  42,936
 U.S. and foreign corporate.....................     2,251      2,251      2,566      2,566
Other limited partnership interests.............     3,168      4,273      2,966      3,880
Other invested assets...........................     1,498      1,852      1,068      1,381
Real estate joint ventures......................        31         31         34         40
                                                 ---------  ---------  ---------  ---------
 Total.......................................... $  47,858  $  49,317  $  49,570  $  50,803
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $257 million and $315 million at December 31, 2013 and 2012, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 17, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                      Years Ended December 31,
                                                    -----------------------------
                                                      2013      2012      2011
                                                    --------- --------- ---------
                                                            (In millions)
Investment income:
 Fixed maturity securities......................... $   8,279 $   8,295 $   8,225
 Equity securities.................................        78        68        73
 Trading and FVO securities (1)....................        43        77        29
 Mortgage loans....................................     2,405     2,528     2,401
 Policy loans......................................       440       451       479
 Real estate and real estate joint ventures........       699       593       493
 Other limited partnership interests...............       633       555       435
 Cash, cash equivalents and short-term investments.        32        19        12
 International joint ventures......................       (4)       (2)       (1)
 Other.............................................        21         7       112
                                                    --------- --------- ---------
   Subtotal........................................    12,626    12,591    12,258
 Less: Investment expenses.........................       844       743       652
                                                    --------- --------- ---------
   Subtotal, net...................................    11,782    11,848    11,606
                                                    --------- --------- ---------
FVO CSEs--interest income:
 Securities........................................         3         4         9
                                                    --------- --------- ---------
   Subtotal........................................         3         4         9
                                                    --------- --------- ---------
     Net investment income......................... $  11,785 $  11,852 $  11,615
                                                    ========= ========= =========

--------

(1)Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were $4 million, $44 million and $2 million for the years ended December 31, 2013, 2012, and 2011, respectively.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                          2013      2012     2011
                                                                          ------  --------  ------
                                                                             (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Utility............................................................ $ (48)   $   (29)  $   --
     Consumer...........................................................   (12)       (19)    (40)
     Finance............................................................    (4)       (21)    (37)
     Communications.....................................................    (2)       (18)    (26)
     Industrial.........................................................     --        (4)     (8)
     Transportation.....................................................     --        (1)      --
                                                                          ------  --------  ------
       Total U.S. and foreign corporate securities......................   (66)       (92)   (111)
   RMBS.................................................................   (62)       (70)    (78)
   CMBS.................................................................     --       (28)     (9)
   ABS..................................................................     --        (2)    (28)
   Foreign government...................................................     --         --     (1)
                                                                          ------  --------  ------
 OTTI losses on fixed maturity securities recognized in earnings........  (128)      (192)   (227)
 Fixed maturity securities -- net gains (losses) on sales and disposals.    177         16     107
                                                                          ------  --------  ------
   Total gains (losses) on fixed maturity securities....................     49      (176)   (120)
                                                                          ------  --------  ------
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock.......................................   (17)         --    (33)
   Common stock.........................................................    (2)        (7)     (8)
                                                                          ------  --------  ------
 OTTI losses on equity securities recognized in earnings................   (19)        (7)    (41)
 Equity securities -- net gains (losses) on sales and disposals.........      6         15      44
                                                                          ------  --------  ------
   Total gains (losses) on equity securities............................   (13)          8       3
                                                                          ------  --------  ------
 Trading and FVO securities -- FVO general account securities...........     11         11     (2)
 Mortgage loans.........................................................     31         84     133
 Real estate and real estate joint ventures.............................   (15)       (27)     133
 Other limited partnership interests....................................   (41)       (35)      11
 Other investment portfolio gains (losses)..............................      5      (192)     (4)
                                                                          ------  --------  ------
     Subtotal -- investment portfolio gains (losses)....................     27      (327)     154
                                                                          ------  --------  ------
FVO CSEs:
 Securities.............................................................      2         --      --
 Long-term debt -- related to securities................................    (2)        (7)     (8)
Non-investment portfolio gains (losses).................................     21          4    (14)
                                                                          ------  --------  ------
     Subtotal FVO CSEs and non-investment portfolio gains (losses)......     21        (3)    (22)
                                                                          ------  --------  ------
       Total net investment gains (losses).............................. $   48   $  (330)  $  132
                                                                          ======  ========  ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were less than $1 million, $2 million and $21 million for the years ended December 31, 2013, 2012 and 2011, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                            Years Ended December 31,
                                     -----------------------------------------------------------------------
                                       2013     2012     2011   2013  2012  2011    2013     2012     2011
                                     -------- -------- -------- ----- ----- ----- -------- -------- --------
                                     Fixed Maturity Securities  Equity Securities           Total
                                     -------------------------- ----------------- --------------------------
                                                                  (In millions)
Proceeds............................ $ 45,538 $ 29,472 $ 34,015 $ 144 $ 126 $ 771 $ 45,682 $ 29,598 $ 34,786
                                     ======== ======== ======== ===== ===== ===== ======== ======== ========
Gross investment gains.............. $    556 $    327 $    445 $  25 $  23 $  86 $    581 $    350 $    531
                                     -------- -------- -------- ----- ----- ----- -------- -------- --------
Gross investment losses.............    (379)    (311)    (338)  (19)   (8)  (42)    (398)    (319)    (380)
                                     -------- -------- -------- ----- ----- ----- -------- -------- --------
Total OTTI losses:
  Credit-related....................    (115)    (125)    (183)    --    --    --    (115)    (125)    (183)
  Other (1).........................     (13)     (67)     (44)  (19)   (7)  (41)     (32)     (74)     (85)
                                     -------- -------- -------- ----- ----- ----- -------- -------- --------
   Total OTTI losses................    (128)    (192)    (227)  (19)   (7)  (41)    (147)    (199)    (268)
                                     -------- -------- -------- ----- ----- ----- -------- -------- --------
    Net investment gains (losses)... $     49 $  (176) $  (120) $(13) $   8 $   3 $     36 $  (168) $  (117)
                                     ======== ======== ======== ===== ===== ===== ======== ======== ========

--------

(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Loss Rollforward

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                         ------------------------
                                                                            2013         2012
                                                                          ----------  ----------
                                                                             (In millions)
Balance at January 1,................................................... $      285   $      316
Additions:
 Initial impairments -- credit loss OTTI recognized on
  securities not previously impaired....................................          4           38
 Additional impairments -- credit loss OTTI recognized on
  securities previously impaired........................................         54           45
Reductions:
 Sales (maturities, pay downs or prepayments) during the period
  of securities previously impaired as credit loss OTTI.................       (65)         (95)
 Securities impaired to net present value of expected future cash flows.         --         (17)
 Increases in cash flows -- accretion of previous credit loss OTTI......        (1)          (2)
                                                                          ----------  ----------
Balance at December 31,................................................. $      277   $      285
                                                                          ==========  ==========

 Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                      2013    2012     2011
                                                                     ------  -------  ------
                                                                         (In millions)
Estimated fair value of invested assets transferred to affiliates... $  781  $     4  $  170
Amortized cost of invested assets transferred to affiliates......... $  688  $     4  $  164
Net investment gains (losses) recognized on transfers............... $   93  $    --  $    6
Estimated fair value of invested assets transferred from affiliates. $  882  $    --  $  132

   Included within the transfers to affiliates in 2013 and transfers from affiliates in 2013 was $751 million and $739 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities. See Note 20.

   The Company purchased from MetLife Bank, $1.5 billion of fixed maturity securities, at estimated fair value, for cash during the year ended December 31, 2012. See "-- Mortgage Loans" for information on additional purchases from this affiliate.

   The Company provides investment administrative services to certain affiliates. The related investment administrative service charges to these affiliates were $172 million, $158 million and $164 million for the years ended December 31, 2013, 2012 and 2011, respectively. The Company also had additional affiliated net investment income of $4 million, $4 million and $3 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   The Company has affiliated loans outstanding, which are included in other invested assets, totaling $1.5 billion at both December 31, 2013 and 2012. At December 31, 2011, the loans were outstanding with Exeter. During 2012, MetLife, Inc. assumed this affiliated debt from Exeter. One loan matured on September 30, 2012 and was replaced by a new loan on October 1, 2012. The loans, which bear interest at a fixed rate, payable semiannually are due as follows: $500 million at 6.44% due on June 30, 2014, $250 million at 3.57% due on October 1, 2019, $250 million at 7.44% due on September 30, 2016, $150 million at 5.64% due July 15, 2021 and $375 million at 5.86% due December 16, 2021. Net investment income from these loans was $90 million, $93 million and $69 million for the years ended December 31, 2013, 2012 and 2011, respectively.

   The Company has a loan outstanding to Exeter, which is included in other invested assets, totaling $75 million at both December 31, 2013 and 2012. This loan is due on December 30, 2014 and bears interest on a weighted average of 6.80%. Net investment income from this loan was $5 million for each of the years ended December 31, 2013, 2012 and 2011, respectively.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps and structured interest rate swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions and forwards.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   The Company uses structured interest rate swaps to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury, agency, or other fixed maturity security. Structured interest rate swaps are included in interest rate swaps. Structured interest rate swaps are not designated as hedging instruments.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

   In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in non-qualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

   To a lesser extent the Company uses interest rate futures in non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency exchange rate derivatives including foreign currency swaps, and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

   In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

   To a lesser extent, the Company uses currency options in non-qualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   The Company also enters into certain purchased and written credit default swaps held in relation to trading portfolios for the purpose of generating profits on short-term differences in price. These credit default swaps are not designated as hedging instruments.

   The Company enters into forwards to lock in the price to be paid for forward purchases of certain securities. The price is agreed upon at the time of the contract and payment for the contract is made at a specified future date. When the primary purpose of entering into these transactions is to hedge against the risk of changes in purchase price due to changes in credit spreads, the Company designates these as credit forwards. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   To a lesser extent the Company uses equity index options in non-qualifying hedging relationships.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2013                            2012
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $    5,940 $  1,277  $     68   $    4,824 $  1,893  $     79
  Foreign currency swaps.. Foreign currency exchange rate...      2,591      252       122        3,064      332        71
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         8,531    1,529       190        7,888    2,225       150
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................      2,584       77       109        2,984      606        --
  Interest rate forwards.. Interest rate....................        205        3         3          265       58        --
  Foreign currency swaps.. Foreign currency exchange rate...     10,560      374       500        7,595      198       246
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................        13,349      454       612       10,844      862       246
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................         21,880    1,983       802       18,732    3,087       396
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps....... Interest rate....................     59,022    1,320       732       41,008    1,978       854
Interest rate floors...... Interest rate....................     38,220      323       234       33,870      737       493
Interest rate caps........ Interest rate....................     29,809      141        --       40,434       63        --
Interest rate futures..... Interest rate....................        105       --        --        2,476       --        10
Interest rate options..... Interest rate....................      4,849      120         8        4,862      336         2
Synthetic GICs............ Interest rate....................      4,409       --        --        4,162       --        --
Foreign currency swaps.... Foreign currency exchange rate...      7,267       79       492        6,411      137       532
Foreign currency forwards. Foreign currency exchange rate...      4,261       44        32        2,131       16        26
Currency options.......... Foreign currency exchange rate...         --       --        --          129        1        --
Credit default
 swaps--purchased......... Credit...........................      1,506        7        21        1,463        7        14
Credit default
 swaps--written........... Credit...........................      6,600      124         1        6,230       55         5
Equity options............ Equity market....................      1,147       --        --          630        1        --
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or non-qualifying derivatives....       157,195    2,158     1,520      143,806    3,331     1,936
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  179,075 $  4,141  $  2,322   $  162,538 $  6,418  $  2,332
                                                             ========== ========  ========   ========== ========  ========

  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the consolidated statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                                ---------------------------
                                                   2013     2012     2011
                                                ---------- ------- --------
                                                       (In millions)
    Derivatives and hedging gains (losses) (1). $  (1,205) $    77 $  2,040
    Embedded derivatives.......................        135     598    (462)
                                                ---------- ------- --------
     Total net derivative gains (losses)....... $  (1,070) $   675 $  1,578
                                                ========== ======= ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                        Years Ended December 31,
                                                        ------------------------
                                                         2013     2012    2011
                                                         ------  ------  ------
                                                           (In millions)
   Qualifying hedges:
    Net investment income.............................. $  129   $  108  $   96
    Interest credited to policyholder account balances.    148      146     173
   Non-qualifying hedges:
    Net investment income..............................    (6)      (6)     (8)
    Net derivative gains (losses)......................    450      314     179
                                                         ------  ------  ------
      Total............................................ $  721   $  562  $  440
                                                         ======  ======  ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                       Net          Net
                                                    Derivative   Investment
                                                  Gains (Losses) Income (1)
                                                  -------------- ----------
                                                        (In millions)
     Year Ended December 31, 2013:
      Interest rate derivatives..................   $  (1,753)   $      --
      Foreign currency exchange rate derivatives.         (69)          --
      Credit derivatives -- purchased............          (6)        (14)
      Credit derivatives -- written..............          100           1
      Equity derivatives.........................           --        (22)
                                                    ----------   ---------
        Total....................................   $  (1,728)   $    (35)
                                                    ==========   =========
     Year Ended December 31, 2012:
      Interest rate derivatives..................   $     (83)   $      --
      Foreign currency exchange rate derivatives.        (252)          --
      Credit derivatives -- purchased............         (72)        (15)
      Credit derivatives -- written..............          105          --
      Equity derivatives.........................           --        (12)
                                                    ----------   ---------
        Total....................................   $    (302)   $    (27)
                                                    ==========   =========
     Year Ended December 31, 2011:
      Interest rate derivatives..................   $    1,679   $      --
      Foreign currency exchange rate derivatives.          103          --
      Credit derivatives -- purchased............           74           6
      Credit derivatives -- written..............         (61)         (1)
      Equity derivatives.........................           --        (14)
                                                    ----------   ---------
        Total....................................   $    1,795   $     (9)
                                                    ==========   =========

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures, and changes in estimated fair value related to derivatives held in relation to trading portfolios.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated assets and liabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                               Net Derivative  Net Derivative Ineffectiveness
                                                               Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value  Hedged Items in Fair Value Hedging    Recognized    Recognized for Net Derivative
Hedging Relationships                Relationships             for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------------- --------------- -------------- ---------------
                                                                               (In millions)
Year Ended December 31, 2013:
Interest rate swaps:       Fixed maturity securities..........   $       34      $     (33)      $       1
                           Policyholder liabilities (1).......        (800)             807              7
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................           13            (12)              1
                           Foreign-denominated PABs (2).......         (98)             112             14
                                                                 ----------      ----------      ---------
  Total.....................................................     $    (851)      $      874      $      23
                                                                 ==========      ==========      =========
Year Ended December 31, 2012:
Interest rate swaps:       Fixed maturity securities..........   $        2      $      (3)      $     (1)
                           Policyholder liabilities (1).......         (72)              89             17
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................          (1)               1             --
                           Foreign-denominated PABs (2).......           32            (41)            (9)
                                                                 ----------      ----------      ---------
  Total.....................................................     $     (39)      $       46      $       7
                                                                 ==========      ==========      =========
Year Ended December 31, 2011:
Interest rate swaps:       Fixed maturity securities..........   $     (18)      $       18      $      --
                           Policyholder liabilities (1).......        1,019           (994)             25
Foreign currency swaps:    Foreign-denominated fixed maturity
                           securities.........................            1               3              4
                           Foreign-denominated PABs (2).......           28            (55)           (27)
                                                                 ----------      ----------      ---------
  Total.....................................................     $    1,030      $  (1,028)      $       2
                                                                 ==========      ==========      =========

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were not significant for the year ending December 31, 2013, and were $1 million and $3 million for the years ended December 31, 2012 and 2011, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  At December 31, 2013 and 2012, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed seven years and eight years, respectively.

  At December 31, 2013 and 2012, the balance in AOCI associated with cash flow hedges was $361 million and $1.1 billion, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

                                                    Amount and Location        Amount and Location
                            Amount of Gains          of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from        Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  -------------------- ----------------------------- -----------------------
                          (Effective Portion)       (Effective Portion)       (Ineffective Portion)
-                         -------------------- ----------------------------- -----------------------
                                               Net Derivative Net Investment     Net Derivative
                                               Gains (Losses)     Income         Gains (Losses)
                                               -------------- -------------- -----------------------
                                                       (In millions)
Year Ended December 31, 2013:
Interest rate swaps......  $            (511)    $       20    $         8   $                   (3)
Interest rate forwards...                (43)             1              2                        --
Foreign currency swaps...               (120)          (15)            (3)                         2
Credit forwards..........                 (3)            --              1                        --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $            (677)    $        6    $         8   $                   (1)
                          ==================== ============== ============== =======================
Year Ended December 31, 2012:
Interest rate swaps......  $             (55)    $        3    $         4   $                     1
Interest rate forwards...                 (1)            --              2                        --
Foreign currency swaps...               (187)           (7)            (5)                       (5)
Credit forwards..........                  --            --              1                        --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $            (243)    $      (4)    $         2   $                   (4)
                          ==================== ============== ============== =======================
Year Ended December 31, 2011:
Interest rate swaps......  $              919    $       --    $         1   $                     1
Interest rate forwards...                 128            22              2                         2
Foreign currency swaps...                 166             7            (5)                         1
Credit forwards..........                  18             1             --                        --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $            1,231    $       30    $       (2)   $                     4
                          ==================== ============== ============== =======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2013, ($17) million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions and credit default swaps held in relation to the trading portfolio, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $6.6 billion and $6.2 billion at December 31, 2013 and

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2013 and 2012, the Company would have received $123 million and $50 million, respectively, to terminate all of these contracts.

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                    December 31,
                                  ---------------------------------------------------------------------------------
                                                    2013                                     2012
                                  ---------------------------------------- ----------------------------------------
                                  Estimated      Maximum                   Estimated      Maximum
                                  Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of      of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                         Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)              Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------      ---------- ---------------- ------------ ---------- ---------------- ------------
                                         (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default swaps
  (corporate).................... $       6    $        395            2.6  $      7    $        573            2.5
Credit default swaps referencing
  indices........................        20           2,089            1.6        31           2,064            2.1
                                  ---------- ----------------              ---------- ----------------
 Subtotal........................        26           2,484            1.7        38           2,637            2.2
                                  ---------- ----------------              ---------- ----------------
Baa
Single name credit default swaps
  (corporate)....................        16             874            3.2         4             835            3.2
Credit default swaps referencing
  indices........................        52           2,898            4.7         6           2,469            4.9
                                  ---------- ----------------              ---------- ----------------
 Subtotal........................        68           3,772            4.4        10           3,304            4.5
                                  ---------- ----------------              ---------- ----------------
Ba
Single name credit default swaps
  (corporate)....................        --               5            3.8        --              25            2.7
Credit default swaps referencing
  indices........................        --              --             --        --              --             --
                                  ---------- ----------------              ---------- ----------------
 Subtotal........................        --               5            3.8        --              25            2.7
                                  ---------- ----------------              ---------- ----------------
B
Single name credit default swaps
  (corporate)....................        --              --             --        --              --             --
Credit default swaps referencing
  indices........................        29             339            4.9         2             264            4.9
                                  ---------- ----------------              ---------- ----------------
 Subtotal........................        29             339            4.9         2             264            4.9
                                  ---------- ----------------              ---------- ----------------
   Total......................... $     123    $      6,600            3.4  $     50    $      6,230            3.5
                                  ========== ================              ========== ================

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

  The Company has also entered into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. As a result, the maximum amounts of potential future recoveries available to offset the $6.6 billion and $6.2 billion from the table above were $70 million and $120 million at December 31, 2013 and 2012, respectively.

  Written credit default swaps held in relation to the trading portfolio amounted to $10 million in notional and $0 in fair value at both December 31, 2013 and 2012.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                   December 31, 2013    December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar  -------------------- --------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                    (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  4,026  $  2,232   $  6,556  $  2,408
  OTC-cleared (1)................................................      251       117         --        --
  Exchange-traded................................................       --        --         --        10
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    4,277     2,349      6,556     2,418
 Amounts offset in the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented in the
   consolidated balance sheets (1)...............................    4,277     2,349      6,556     2,418
 Gross amounts not offset in the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,844)   (1,844)    (2,083)   (2,083)
  OTC-cleared....................................................    (114)     (114)         --        --
  Exchange-traded................................................       --        --         --        --
 Cash collateral: (3)
  OTC-bilateral..................................................  (1,143)       (3)    (3,425)       (1)
  OTC-cleared....................................................    (128)       (3)         --        --
  Exchange-traded................................................       --        --         --      (10)
 Securities collateral: (4)
  OTC-bilateral..................................................  (1,024)     (319)    (1,048)     (261)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --        --
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $     24  $     66   $     --  $     63
                                                                  ========  ========   ========  ========

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $136 million and $138 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $27 million and $86 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents , short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

   derivatives and is included in premiums, reinsurance and other receivables in the consolidated balance sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2013 and 2012, the Company received excess cash collateral of $47 million and $0, respectively, and provided excess cash collateral of $3 million and $25 million, respectively, which is not included in the table above due to the foregoing limitation.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the consolidated balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $106 million and $139 million, respectively, for its OTC-bilateral derivatives which are not included in the table above due to the foregoing limitation. At December 31, 2013 and 2012, the Company provided excess securities collateral with an estimated fair value of $25 million and $0 , respectively, for its OTC-bilateral derivatives, and $106 million and $0, respectively, for its OTC-cleared derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company did not pledge any securities collateral for its exchange traded derivatives.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                   Estimated Fair Value of       Fair Value of Incremental Collateral
                                                     Collateral Provided:                   Provided Upon:
                                                 ---------------------------- ------------------------------------------
                                                                                                   Downgrade in the
                                                                                                 Company's Financial
                                                                                                 Strength Rating to a
                                    Estimated                                    One Notch     Level that Triggers Full
                                  Fair Value of                                Downgrade in           Overnight
                                  Derivatives in                               the Company's     Collateralization or
                                  Net Liability  Fixed Maturity                  Financial           Termination
                                   Position (1)    Securities       Cash      Strength Rating of the Derivative Position
                                  -------------- -------------- ------------- --------------- --------------------------
                                                                (In millions)
December 31, 2013:
Derivatives subject to financial
  strength-contingent
  provisions.....................  $        354     $    344       $    --        $    --           $            5
Derivatives not subject to
  financial strength-contingent
  provisions.....................             4           --             3             --                       --
                                  -------------- -------------- ------------- --------------- --------------------------
 Total...........................  $        358     $    344       $     3        $    --           $            5
                                  ============== ============== ============= =============== ==========================
December 31, 2012:
Derivatives subject to financial
  strength-contingent
  provisions.....................  $        263     $    261       $    --        $    --           $            1
Derivatives not subject to
  financial strength-contingent
  provisions.....................            --           --             1             --                       --
                                  -------------- -------------- ------------- --------------- --------------------------
 Total...........................  $        263     $    261       $     1        $    --           $            1
                                  ============== ============== ============= =============== ==========================

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; funds withheld on ceded reinsurance and affiliated funds withheld on ceded reinsurance; funding agreements with equity or bond indexed crediting rates; and certain debt and equity securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                       December 31,
                                                                                     -----------------
                                                           Balance Sheet Location      2013     2012
                                                          -------------------------- -------- --------
                                                                                       (In millions)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits...................... Premiums, reinsurance and
                                                          other receivables......... $   (62) $  1,362
  Options embedded in debt or equity
   securities............................................ Investments...............    (106)     (55)
                                                                                     -------- --------
   Net embedded derivatives within asset host contracts..........................    $  (168) $  1,307
                                                                                     ======== ========
Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits..................... PABs...................... $  (868) $   (92)
  Funds withheld on ceded reinsurance.................... Other liabilities.........      758    1,563
  Other.................................................. PABs......................        4       16
                                                                                     -------- --------
   Net embedded derivatives within liability host contracts......................    $  (106) $  1,487
                                                                                     ======== ========

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                 Years Ended December 31,
                                                 ----------------------
                                                  2013     2012    2011
                                                 ------   ------ --------
                                                     (In millions)
         Net derivative gains (losses) (1), (2). $  135   $  598 $  (462)

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($42) million, ($71) million and $88 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $125 million, $122 million and ($219) million for the years ended December 31, 2013, 2012 and 2011, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses) included in the table above.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

  Level 1  Unadjusted quoted prices in active
           markets for identical assets or
           liabilities. The Company defines
           active markets based on average
           trading volume for equity securities.
           The size of the bid/ask spread is
           used as an indicator of market
           activity for fixed maturity
           securities.

  Level 2  Quoted prices in markets that are not
           active or inputs that are observable
           either directly or indirectly. These
           inputs can include quoted prices for
           similar assets or liabilities other
           than quoted prices in Level 1, quoted
           prices in markets that are not
           active, or other significant inputs
           that are observable or can be derived
           principally from or corroborated by
           observable market data for
           substantially the full term of the
           assets or liabilities.

  Level 3  Unobservable inputs that are
           supported by little or no market
           activity and are significant to the
           determination of estimated fair value
           of the assets or liabilities.
           Unobservable inputs reflect the
           reporting entity's own assumptions
           about the assumptions that market
           participants would use in pricing the
           asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2013
                                                              ----------------------------------------------
                                                                   Fair Value Hierarchy
                                                              ------------------------------
                                                                                             Total Estimated
                                                               Level 1   Level 2    Level 3    Fair Value
                                                              --------- ---------- --------- ---------------
                                                                           (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   58,960 $   5,269  $     64,229
  U.S. Treasury and agency...................................    15,858     14,624        62        30,544
  Foreign corporate..........................................        --     25,558     3,198        28,756
  RMBS.......................................................        --     22,197     2,513        24,710
  CMBS.......................................................        --      7,946       430         8,376
  ABS........................................................        --      5,298     2,526         7,824
  State and political subdivision............................        --      5,777        --         5,777
  Foreign government.........................................        --      3,256       274         3,530
                                                              --------- ---------- ---------  ------------
   Total fixed maturity securities...........................    15,858    143,616    14,272       173,746
                                                              --------- ---------- ---------  ------------
Equity securities:
  Common stock...............................................       361        753        50         1,164
  Non-redeemable preferred stock.............................        --        450       278           728
                                                              --------- ---------- ---------  ------------
   Total equity securities...................................       361      1,203       328         1,892
                                                              --------- ---------- ---------  ------------
Trading and FVO securities:
  Actively Traded Securities.................................         2        648        12           662
  FVO general account securities.............................        --         24        14            38
  FVO securities held by CSEs................................        --         23        --            23
                                                              --------- ---------- ---------  ------------
   Total trading and FVO securities..........................         2        695        26           723
Short-term investments (1)...................................     1,387      4,224       175         5,786
Residential mortgage loans -- FVO                                    --         --       338           338
  Derivative assets: (2)
   Interest rate.............................................        --      3,258         3         3,261
   Foreign currency exchange rate............................        --        735        14           749
   Credit....................................................        --        108        23           131
   Equity market.............................................        --         --        --            --
                                                              --------- ---------- ---------  ------------
    Total derivative assets..................................        --      4,101        40         4,141
                                                              --------- ---------- ---------  ------------
Net embedded derivatives within asset host contracts (3).....        --         --      (62)          (62)
Separate account assets (4)..................................    28,422    105,165     1,209       134,796
                                                              --------- ---------- ---------  ------------
    Total assets............................................. $  46,030 $  259,004 $  16,326  $    321,360
                                                              ========= ========== =========  ============
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $    1,150 $       4  $      1,154
  Foreign currency exchange rate.............................        --      1,146        --         1,146
  Credit.....................................................        --         22        --            22
  Equity market..............................................        --         --        --            --
                                                              --------- ---------- ---------  ------------
   Total derivative liabilities..............................        --      2,318         4         2,322
Net embedded derivatives within liability host contracts (3).        --          4     (110)         (106)
Long-term debt...............................................        --         79        43           122
Long-term debt of CSEs.......................................        --         --        28            28
Trading liabilities (5)......................................       260          2        --           262
                                                              --------- ---------- ---------  ------------
    Total liabilities........................................ $     260 $    2,403 $    (35)  $      2,628
                                                              ========= ========== =========  ============

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                                             December 31, 2012
                                                              ------------------------------------------------
                                                                    Fair Value Hierarchy
                                                              --------------------------------
                                                                                               Total Estimated
                                                               Level 1    Level 2    Level 3     Fair Value
                                                              ---------- ---------- ---------- ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $       -- $   61,540 $    5,460   $   67,000
  U.S. Treasury and agency...................................     17,653     14,927         71       32,651
  Foreign corporate..........................................         --     27,180      3,054       30,234
  RMBS.......................................................         --     23,323      1,702       25,025
  CMBS.......................................................         --      9,384        402        9,786
  ABS........................................................         --      6,202      1,923        8,125
  State and political subdivision............................         --      6,720         --        6,720
  Foreign government.........................................         --      3,853        282        4,135
                                                              ---------- ---------- ----------   ----------
    Total fixed maturity securities..........................     17,653    153,129     12,894      183,676
                                                              ---------- ---------- ----------   ----------
Equity securities:
  Common stock...............................................        189        792         60        1,041
  Non-redeemable preferred stock.............................         --        177        281          458
                                                              ---------- ---------- ----------   ----------
    Total equity securities..................................        189        969        341        1,499
                                                              ---------- ---------- ----------   ----------
Trading and FVO securities:
  Actively Traded Securities.................................          7        646          6          659
  FVO general account securities.............................         --         26         26           52
  FVO securities held by CSEs................................         --         41         --           41
                                                              ---------- ---------- ----------   ----------
    Total trading and FVO securities.........................          7        713         32          752
                                                              ---------- ---------- ----------   ----------
Short-term investments (1)...................................      2,565      3,936        252        6,753
Residential mortgage loans -- FVO............................         --         --         --           --
  Derivative assets: (2)
    Interest rate............................................         --      5,613         58        5,671
    Foreign currency exchange rate...........................         --        646         38          684
    Credit...................................................         --         29         33           62
    Equity market............................................         --          1         --            1
                                                              ---------- ---------- ----------   ----------
     Total derivative assets.................................         --      6,289        129        6,418
                                                              ---------- ---------- ----------   ----------
Net embedded derivatives within asset host contracts (3).....         --         --      1,362        1,362
Separate account assets (4)..................................     24,237     95,794        940      120,971
                                                              ---------- ---------- ----------   ----------
     Total assets............................................ $   44,651 $  260,830 $   15,950   $  321,431
                                                              ========== ========== ==========   ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $       10 $    1,428 $       --   $    1,438
  Foreign currency exchange rate.............................         --        874          1          875
  Credit.....................................................         --         19         --           19
                                                              ---------- ---------- ----------   ----------
       Total derivative liabilities..........................         10      2,321          1        2,332
Net embedded derivatives within liability host contracts (3).         --         16      1,471        1,487
Long-term debt...............................................         --         --         --           --
Long-term debt of CSEs.......................................         --         --         44           44
Trading liabilities (5)......................................        163         --         --          163
                                                              ---------- ---------- ----------   ----------
     Total liabilities....................................... $      173 $    2,337 $    1,516   $    4,026
                                                              ========== ========== ==========   ==========

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within PABs and other liabilities in the consolidated balance sheets. At December 31, 2013 and 2012, equity securities also included embedded derivatives of ($106) million and ($55) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(5)Trading liabilities are presented within other liabilities in the consolidated balance sheets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committees of Metropolitan Life Insurance Company's and MetLife, Inc.'s Boards of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 1% of the total estimated fair value of fixed maturity securities and 12% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments, Long-term Debt and Trading Liabilities

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of FVO securities held by CSEs, long-term debt and trading liabilities is determined on a basis consistent with the methodologies described herein for securities.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Trading and FVO securities and short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs, including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common and non-redeemable preferred stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs, including quoted prices in markets that are not considered active.

  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

    Trading and FVO securities and short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   Foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on independent non-binding broker quotations and inputs, including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on matrix pricing that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads.

   Common and non-redeemable preferred stock

     These securities, including privately-held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Mortgage Loans

    The Company has elected the FVO for certain residential mortgage loans held-for-investment.

  Level 3 Valuation Techniques and Key Inputs:

   Residential mortgage loans -- FVO

     For these investments, the estimated fair values are based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets include: mutual funds, fixed maturity securities, equity securities, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments, Long-term Debt and Trading Liabilities" and "-- Derivatives -- Freestanding Derivatives." Also included are certain mutual funds and hedge funds without readily determinable fair values as prices are not published publicly. Valuation of the mutual funds and hedge funds is based upon quoted prices or reported NAV provided by the fund managers.

  Level 3 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments, Long-term Debt and Trading Liabilities" and "-- Derivatives -- Freestanding Derivatives." Also included are other limited partnership interests, which are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables that may impact the exit value of the particular partnership interest.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

 risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

   Interest rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   Credit

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

   Equity market

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Level 3 Valuation Techniques and Key Inputs:

    These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

   Interest rate

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and basis curves.

   Foreign currency exchange rate

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve, basis curves, cross currency basis curves and currency correlation.

   Credit

     Non-option-based. Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Embedded Derivatives

   Embedded derivatives principally include certain direct variable annuity guarantees, certain affiliated ceded reinsurance agreements related to such variable annuity guarantees, equity or bond indexed crediting rates within certain funding agreements and those related to ceded funds withheld on reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives,

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

 the Company also ceded directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments, Long-term Debt and Trading Liabilities." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

   The estimated fair value of the embedded equity and bond indexed derivatives contained in certain funding agreements is determined using market standard swap valuation models and observable market inputs, including a nonperformance risk adjustment. The estimated fair value of these embedded derivatives are included, along with their funding agreements host, within PABs with changes in estimated fair value recorded in net derivative gains (losses). Changes in equity and bond indices, interest rates and the Company's credit standing may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   Embedded Derivatives Within Funds Withheld Related to Certain Ceded
   Reinsurance

     These embedded derivatives are principally valued using the income approach. The valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2013, transfers between Levels 1 and 2 were not significant. There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2012.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities and separate account assets were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities and mortgage loans resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                            December 31, 2013
                                                                      -----------------------------
                                                Significant                                Weighted
                  Valuation Techniques       Unobservable Inputs            Range         Average (1)
                ------------------------- --------------------------  ----------------    -----------
Fixed maturity securities: (3)
 U.S.                                     Delta spread
  corporate                                 adjustments (4)
  and foreign
  corporate.... Matrix pricing                                           (10)  -     240       38
                                          Illiquidity premium (4)          30  -      30       30
                                          Credit spreads (4)          (1,489)  -     876      193
                                          Offered quotes (5)                4  -     104      100
                Consensus pricing         Offered quotes (5)               33  -     140       98
                --------------------------------------------------------------------------------------
 RMBS.......... Matrix pricing and        Credit spreads (4)
                  discounted cash flow                                  (136)  -   3,609      286
                Market pricing            Quoted prices (5)                22  -     100       98
                Consensus pricing         Offered quotes (5)               69  -     101       93
                --------------------------------------------------------------------------------------
 CMBS.......... Matrix pricing and        Credit spreads (4)
                  discounted cash flow                                    215  -   2,025      475
                Market pricing            Quoted prices (5)                89  -     104       99
                Consensus pricing         Offered quotes (5)               90  -     101       96
                --------------------------------------------------------------------------------------
 ABS........... Matrix pricing and        Credit spreads (4)
                  discounted cash flow                                     30  -   1,878      119
                Market pricing            Quoted prices (5)                --  -     106      101
                Consensus pricing         Offered quotes (5)               56  -     106       98
                --------------------------------------------------------------------------------------
 Foreign                                  Credit spreads (4)
  government... Matrix pricing
                Market pricing            Quoted prices (5)                77  -     108       87
                Consensus pricing         Offered quotes (5)              104  -     140      118
Derivatives:
 Interest rate. Present value             Swap yield (7)
                  techniques                                              401  -     450
                --------------------------------------------------------------------------------------
 Foreign                                  Swap yield (7)
  currency      Present value
  exchange rate   techniques                                              580  -     767
                                          Correlation (8)                  38% -      47%
                --------------------------------------------------------------------------------------
 Credit........ Present value             Credit spreads (9)
                  techniques                                               98  -     101
                Consensus pricing         Offered quotes (10)
                --------------------------------------------------------------------------------------
Embedded
 derivatives:
 Direct and     Option pricing            Mortality rates:
  ceded           techniques                  Ages 0 - 40
  guaranteed
  minimum
  benefits.....                                                             0% -    0.10%
                                              Ages 41 -60                0.04% -    0.65%
                                              Ages 61 -115               0.26% -     100%
                                          Lapse rates:
                                              Durations 1 -10            0.50% -     100%
                                              Durations 11 -20              3% -     100%
                                              Durations 21 -116             3% -     100%
                                          Utilization rates                20% -      50%
                                          Withdrawal rates               0.07% -      10%
                                          Long-term equity
                                            volatilities                17.40% -      25%
                                          Nonperformance risk
                                            spread                       0.03% -    0.44%
                --------------------------------------------------------------------------------------

                                                                                                        Impact of
                                                                            December 31, 2012          Increase in
                                                                      -----------------------------     Input on
                                                Significant                                Weighted     Estimated
                  Valuation Techniques       Unobservable Inputs            Range         Average (1) Fair Value (2)
                ------------------------- --------------------------  ----------------    ----------- --------------
Fixed maturity securities: (3)
 U.S.                                     Delta spread
  corporate                                 adjustments (4)
  and foreign
  corporate.... Matrix pricing                                           (50)  -     500       84       Decrease
                                          Illiquidity premium (4)          30  -      30       30       Decrease
                                          Credit spreads (4)          (1,416)  -     830      285       Decrease
                                          Offered quotes (5)               --  -     178      139       Increase
                Consensus pricing         Offered quotes (5)               35  -     105       91       Increase
                -----------------------------------------------------------------------------------------------------
 RMBS.......... Matrix pricing and        Credit spreads (4)
                  discounted cash flow                                      9  -   2,980      541     Decrease (6)
                Market pricing            Quoted prices (5)                13  -     100       99     Increase (6)
                Consensus pricing         Offered quotes (5)               28  -     100       75     Increase (6)
                -----------------------------------------------------------------------------------------------------
 CMBS.......... Matrix pricing and        Credit spreads (4)
                  discounted cash flow                                     35  -   4,750      486     Decrease (6)
                Market pricing            Quoted prices (5)               100  -     104      102     Increase (6)
                Consensus pricing         Offered quotes (5)                                          Increase (6)
                -----------------------------------------------------------------------------------------------------
 ABS........... Matrix pricing and        Credit spreads (4)
                  discounted cash flow                                     --  -   1,829      105     Decrease (6)
                Market pricing            Quoted prices (5)                40  -     102       99     Increase (6)
                Consensus pricing         Offered quotes (5)               --  -     111       97     Increase (6)
                -----------------------------------------------------------------------------------------------------
 Foreign                                  Credit spreads (4)
  government... Matrix pricing                                            111  -     111      111       Decrease
                Market pricing            Quoted prices (5)                77  -     101       87       Increase
                Consensus pricing         Offered quotes (5)               82  -     158      130       Increase
Derivatives:
 Interest rate. Present value             Swap yield (7)
                  techniques                                              186  -     332              Increase (11)
                -----------------------------------------------------------------------------------------------------
 Foreign                                  Swap yield (7)
  currency      Present value
  exchange rate   techniques                                              647  -     795              Increase (11)
                                          Correlation (8)                  43% -      57%
                -----------------------------------------------------------------------------------------------------
 Credit........ Present value             Credit spreads (9)
                  techniques                                              100  -     100              Decrease (9)
                Consensus pricing         Offered quotes (10)
                -----------------------------------------------------------------------------------------------------
Embedded
 derivatives:
 Direct and     Option pricing            Mortality rates:
  ceded           techniques                  Ages 0 - 40
  guaranteed
  minimum
  benefits.....                                                             0% -    0.10%             Decrease (12)
                                              Ages 41 -60                0.05% -    0.64%             Decrease (12)
                                              Ages 61 -115               0.32% -     100%             Decrease (12)
                                          Lapse rates:
                                              Durations 1 -10            0.50% -     100%             Decrease (13)
                                              Durations 11 -20              3% -     100%             Decrease (13)
                                              Durations 21 -116             3% -     100%             Decrease (13)
                                          Utilization rates                20% -      50%             Increase (14)
                                          Withdrawal rates               0.07% -      10%                     (15)
                                          Long-term equity
                                            volatilities                17.40% -      25%             Increase (16)
                                          Nonperformance risk
                                            spread                       0.10% -    0.67%             Decrease (17)
                -----------------------------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(9)Represents the risk quoted in basis points of a credit default event on the underlying instrument. The range being provided is a single quoted spread in the valuation model. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)At both December 31, 2013 and 2012, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

   type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The residential mortgage loans -- FVO and long-term debt of CSEs -- FVO are valued using independent non-binding broker quotations and internal models including matrix pricing and discounted cash flow methodologies using current interest rates. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "--Nonrecurring Fair Value Measurements."

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------
                                                                    Fixed Maturity Securities:
                                          ------------------------------------------------------------------------------
                                                       U.S.                                        State and
                                            U.S.     Treasury   Foreign                            Political   Foreign
                                          Corporate and Agency Corporate   RMBS    CMBS    ABS    Subdivision Government
                                          --------- ---------- --------- -------- ------ -------- ----------- ----------
                                                                          (In millions)
Year Ended December 31, 2013:
Balance at January 1,.................... $  5,460    $  71    $  3,054  $  1,702 $  402 $  1,923    $  --      $  282
Total realized/unrealized gains (losses)
 included in:
 Net income (loss): (1), (2).............
   Net investment income.................        2       --           1        30    (1)       --       --           4
   Net investment gains (losses).........     (37)       --        (22)       (2)     --        4       --           2
   Net derivative gains (losses).........       --       --          --        --     --       --       --          --
 OCI.....................................     (36)      (3)           3       140      2     (27)       --        (45)
Purchases (3)............................    1,188       --         842     1,001    221    1,133       --          69
Sales (3)................................    (862)      (6)       (646)     (328)   (66)    (429)       --        (37)
Issuances (3)............................       --       --          --        --     --       --       --          --
Settlements (3)..........................       --       --          --        --     --       --       --          --
Transfers into Level 3 (4)...............      717       --         250        41     74        1       --           1
Transfers out of Level 3 (4).............  (1,163)       --       (284)      (71)  (202)     (79)       --         (2)
                                          --------    -----    --------  -------- ------ --------    -----      ------
Balance at December 31,.................. $  5,269    $  62    $  3,198  $  2,513 $  430 $  2,526    $  --      $  274
                                          ========    =====    ========  ======== ====== ========    =====      ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income................... $      1    $  --    $     --  $     35 $  (1) $     --    $  --      $    4
 Net investment gains (losses)........... $   (40)    $  --    $     --  $    (3) $   -- $     --    $  --      $   --
 Net derivative gains (losses)........... $     --    $  --    $     --  $     -- $   -- $     --    $  --      $   --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         --------------------------------------------------------------------------------
                                         Equity Securities: Trading and FVO Securities:
                                         -----------------  ---------------------------
                                                    Non-                     FVO                    Residential
                                                 redeemable  Actively      General                   Mortgage    Separate
                                         Common  Preferred    Traded       Account      Short-term    Loans -    Account
                                         Stock     Stock    Securities    Securities    Investments     FVO     Assets (6)
                                         ------  ---------- ----------    ----------    ----------- ----------- ----------
                                                                       (In millions)
Year Ended December 31, 2013:
Balance at January 1,................... $  60     $  281     $   6         $  26         $  252      $   --     $    940
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
  Net investment income.................    --         --        --             5             --           1           --
  Net investment gains (losses).........    20       (30)        --             6           (23)          --           42
  Net derivative gains (losses).........    --         --        --            --             --          --           --
 OCI....................................   (5)         84        --            --             19          --           --
Purchases (3)...........................     5         17         9            --            174         339          185
Sales (3)...............................  (31)       (74)        --          (23)          (247)         (2)        (204)
Issuances (3)...........................    --         --        --            --             --          --           72
Settlements (3).........................    --         --        --            --             --          --           --
Transfers into Level 3 (4)..............     1         --        --            --             --          --          236
Transfers out of Level 3 (4)............    --         --       (3)            --             --          --         (62)
                                         -----     ------     -----         -----         ------      ------     --------
Balance at December 31,................. $  50     $  278     $  12         $  14         $  175      $  338     $  1,209
                                         =====     ======     =====         =====         ======      ======     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income.................. $  --     $   --     $  --         $   5         $   --           1     $     --
 Net investment gains (losses).......... $  --     $ (17)     $  --         $  --         $    1          --     $     --
 Net derivative gains (losses).......... $  --     $   --     $  --         $  --         $   --          --     $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                         Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------
                                           Net Derivatives: (7)
                                         -----------------------------
                                                    Foreign
                                                    Currency                 Net
                                         Interest   Exchange              Embedded      Long-term   Long-term
                                           Rate       Rate     Credit  Derivatives (8)    Debt     Debt of CSEs
                                         --------   --------   ------  ---------------  ---------  ------------
                                                                  (In millions)
Year Ended December 31, 2013:
Balance at January 1,...................  $  58      $  37     $  33       $(109)        $    --     $  (44)
Total realized/unrealized gains(
 losses) included in:
 Net income (loss): (1), (2)
  Net investment income.................     --         --        --           --             --          --
  Net investment gains (losses).........     --         --        --           --             --         (2)
  Net derivative gains (losses).........    (3)       (24)       (8)          102             --          --
 OCI....................................   (44)         --        --           --             --          --
Purchases (3)...........................     --         --        --           --             --          --
Sales (3)...............................     --         --        --           --             --          --
Issuances (3)...........................     --         --       (1)           --           (43)          --
Settlements (3).........................   (12)          1       (1)           55             --          18
Transfers into Level 3 (4)..............     --         --        --           --             --          --
Transfers out of Level 3 (4)............     --         --        --           --             --          --
                                          -----      -----     -----       ------        -------     -------
Balance at December 31,.................  $ (1)      $  14     $  23       $   48        $  (43)     $  (28)
                                          =====      =====     =====       ======        =======     =======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................  $  --      $  --     $  --       $   --        $    --     $    --
 Net investment gains (losses)..........  $  --      $  --     $  --       $   --        $    --     $   (2)
 Net derivative gains (losses)..........  $  --      $(24)     $ (5)       $  115        $    --     $    --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ------------------------------------------------------------------------------
                                                                   Fixed Maturity Securities:
                                         ------------------------------------------------------------------------------
                                                      U.S.                                        State and
                                           U.S.     Treasury   Foreign                            Political   Foreign
                                         Corporate and Agency Corporate   RMBS    CMBS    ABS    Subdivision Government
                                         --------- ---------- --------- -------- ------ -------- ----------- ----------
                                                                         (In millions)
Year Ended December 31, 2012:
Balance at January 1,................... $  4,919    $  25    $  2,258  $    691 $  219 $  1,146    $  --      $  291
Total realized/unrealized gains
 (losses) included in:
Net income (loss): (1), (2).............
  Net investment income.................        7       --           6        27     --        1       --           5
  Net investment gains (losses).........      (2)       --        (52)       (5)    (7)      (1)       --         (5)
  Net derivative gains (losses).........       --       --          --        --     --       --       --          --
 OCI....................................      173       --         142       220    (3)      (3)       --          19
Purchases (3)...........................    1,282       47       1,213       892    268      953       --           2
Sales (3)...............................    (848)      (1)       (489)     (242)  (167)    (157)       --        (55)
Issuances (3)...........................       --       --          --        --     --       --       --          --
Settlements (3).........................       --       --          --        --     --       --       --          --
Transfers into Level 3 (4)..............      559       --          99       131    104        4       --          25
Transfers out of Level 3 (4)............    (630)       --       (123)      (12)   (12)     (20)       --          --
                                         --------    -----    --------  -------- ------ --------    -----      ------
Balance at December 31,................. $  5,460    $  71    $  3,054  $  1,702 $  402 $  1,923    $  --      $  282
                                         ========    =====    ========  ======== ====== ========    =====      ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income.................. $      4    $  --    $      5  $     27 $   -- $      1    $  --      $    5
 Net investment gains (losses).......... $    (3)    $  --    $   (13)  $    (2) $   -- $     --    $  --      $   --
 Net derivative gains (losses).......... $     --    $  --    $     --  $     -- $   -- $     --    $  --      $   --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                               --------------------------------------------------------------------------
                               Equity Securities:    Trading and FVO Securities:
                               -----------------  ---------------------------------
                                          Non-                  FVO
                                       redeemable  Actively   General               Residential  Separate
                               Common  Preferred    Traded    Account   Short-term   Mortgage    Account
                               Stock     Stock    Securities Securities Investments Loans - FVO Assets (6)
                               ------  ---------- ---------- ---------- ----------- ----------- ----------
                                                             (In millions)
Year Ended December 31, 2012:
Balance at January 1,......... $  104    $  293     $  --      $  14      $  134       $  --     $  1,082
Total realized/unrealized
 gains (losses) included in:
 Net income (loss): (1), (2)..
  Net investment income.......     --        --        --         12          --          --           --
  Net investment gains
    (losses)..................      7       (1)        --         --          --          --           84
  Net derivative gains
    (losses)..................     --        --        --         --          --          --           --
 OCI..........................    (7)        16        --         --        (19)          --           --
Purchases (3).................     10         5         6         --         246          --          171
Sales (3).....................   (24)      (32)        --         --       (106)          --        (379)
Issuances (3).................     --        --        --         --          --          --            2
Settlements (3)...............     --        --        --         --          --          --          (1)
Transfers into Level 3 (4)....      1        --        --         --           5          --           24
Transfers out of Level 3 (4)..   (31)        --        --         --         (8)          --         (43)
                               ------    ------     -----      -----      ------       -----     --------
Balance at December 31,....... $   60    $  281     $   6      $  26      $  252       $  --     $    940
                               ======    ======     =====      =====      ======       =====     ========
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
 Net investment income........ $   --    $   --     $  --      $  12      $   --       $  --     $     --
 Net investment gains (losses) $  (4)    $   --     $  --      $  --      $   --       $  --     $     --
 Net derivative gains (losses) $   --    $   --     $  --      $  --      $   --       $  --     $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ------------------------------------------------------------------------
                                           Net Derivatives: (7)
                                         ------------------------------------
                                                      Foreign
                                                      Currency                      Net
                                         Interest     Exchange                   Embedded          Long-term
                                           Rate         Rate       Credit     Derivatives (8)     Debt of CSEs
                                         --------     --------     ------     ---------------     ------------
                                                             (In millions)
Year Ended December 31, 2012:
Balance at January 1,...................  $   67       $   56      $    1        $   (790)          $  (116)
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
  Net investment income.................      --           --          --               --                --
  Net investment gains (losses).........      --           --          --               --               (7)
  Net derivative gains (losses).........      17         (19)          38              629                --
 OCI....................................     (1)           --          --               --                --
Purchases (3)...........................      --           --          --               --                --
Sales (3)...............................      --           --          --               --                --
Issuances (3)...........................      --           --         (3)               --                --
Settlements (3).........................    (25)           --         (3)               52                79
Transfers into Level 3 (4)..............      --           --          --               --                --
Transfers out of Level 3 (4)............      --           --          --               --                --
                                          ------       ------        ------      ---------          --------
Balance at December 31,.................  $   58       $   37      $   33        $   (109)          $   (44)
                                          ======       ======        ======      =========          ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................  $   --       $   --      $   --        $      --          $     --
 Net investment gains (losses)..........  $   --       $   --      $   --        $      --          $    (7)
 Net derivative gains (losses)..........  $   --       $ (19)      $   36        $     636          $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                            Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ------------------------------------------------------------------------------
                                                                   Fixed Maturity Securities:
                                         ------------------------------------------------------------------------------
                                                      U.S.                                        State and
                                           U.S.     Treasury   Foreign                            Political   Foreign
                                         Corporate and Agency Corporate   RMBS    CMBS    ABS    Subdivision Government
                                         --------- ---------- --------- -------- ------ -------- ----------- ----------
                                                                         (In millions)
Year Ended December 31, 2011:
Balance at January 1,................... $  5,063    $  44    $  2,796  $  1,985 $  161 $  1,514    $   1      $  171
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................        4       --           7        10     --        2       --           6
  Net investment gains (losses).........     (15)       --          16      (10)    (1)     (12)       --          --
  Net derivative gains (losses).........       --       --          --        --     --       --       --          --
 OCI....................................      258        2        (24)      (52)     28       42       --          17
Purchases (3)...........................      789       --         915        78    106      670       --         118
Sales (3)...............................    (653)      (1)     (1,129)     (127)   (86)    (370)       --        (21)
Issuances (3)...........................       --       --          --        --     --       --       --          --
Settlements (3).........................       --       --          --        --     --       --       --          --
Transfers into Level 3 (4)..............      122       --         155        --     11       11       --          --
Transfers out of Level 3 (4)............    (649)     (20)       (478)   (1,193)     --    (711)      (1)          --
                                         --------    -----    --------  -------- ------ --------    -----      ------
Balance at December 31,................. $  4,919    $  25    $  2,258  $    691 $  219 $  1,146    $  --      $  291
                                         ========    =====    ========  ======== ====== ========    =====      ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income.................. $      4    $  --    $      5  $     11 $   -- $      2    $  --      $    5
 Net investment gains (losses).......... $   (27)    $  --    $   (22)  $   (10) $   -- $    (9)    $  --      $   --
 Net derivative gains (losses).......... $     --    $  --    $     --  $     -- $   -- $     --    $  --      $   --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         --------------------------------------------------------------------------
                                                               Trading and FVO
                                         Equity Securities:      Securities:
                                         -----------------  ---------------------
                                                    Non-                  FVO
                                                 redeemable  Actively   General               Residential  Separate
                                         Common  Preferred    Traded    Account   Short-term   Mortgage    Account
                                         Stock     Stock    Securities Securities Investments Loans - FVO Assets (6)
                                         ------  ---------- ---------- ---------- ----------- ----------- ----------
                                                                       (In millions)
Year Ended December 31, 2011:
Balance at January 1,................... $   79    $  633     $  10      $  50      $  379       $  --     $  1,509
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................     --        --        --        (6)           1          --           --
  Net investment gains (losses).........     11      (45)        --         --         (1)          --          101
  Net derivative gains (losses).........     --        --        --         --          --          --           --
 OCI....................................     11         1        --         --         134          --           --
Purchases (3)...........................     22         2        --         --       (379)          --          188
Sales (3)...............................   (20)     (298)       (8)       (30)          --          --        (482)
Issuances (3)...........................     --        --        --         --          --          --           --
Settlements (3).........................     --        --        --         --          --          --           --
Transfers into Level 3 (4)..............      1        --        --         --          --          --           18
Transfers out of Level 3 (4)............     --        --       (2)         --          --          --        (252)
                                         ------    ------     -----      -----      ------       -----     --------
Balance at December 31,................. $  104    $  293     $  --      $  14      $  134       $  --     $  1,082
                                         ======    ======     =====      =====      ======       =====     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income.................. $   --    $   --     $  --      $ (6)      $    1       $  --     $     --
 Net investment gains (losses).......... $  (6)    $ (16)     $  --      $  --      $  (1)       $  --     $     --
 Net derivative gains (losses).......... $   --    $   --     $  --      $  --      $   --       $  --     $     --

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         ------------------------------------------------------------------------
                                           Net Derivatives: (7)
                                         -------------------------------------
                                                      Foreign
                                                      Currency                       Net           Long-term
                                         Interest     Exchange                    Embedded          Debt of
                                           Rate         Rate       Credit      Derivatives (8)       CSEs
                                         --------     --------     -------     ---------------     ----------
                                                                        (In millions)
Year Ended December 31, 2011:
Balance at January 1,...................  $  (23)     $     46     $    33       $       (382)     $    (184)
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
  Net investment income.................       --           --          --                  --             --
  Net investment gains (losses).........       --           --          --                  --            (8)
  Net derivative gains (losses).........      (7)           10        (33)               (458)             --
 OCI....................................      130           --          14                  --             --
Purchases (3)...........................       --           --          --                  --             --
Sales (3)...............................       --           --          --                  --             --
Issuances (3)...........................       --           --         (2)                  --             --
Settlements (3).........................     (33)           --        (11)                  50             76
Transfers into Level 3 (4)..............       --           --          --                  --             --
Transfers out of Level 3 (4)............       --           --          --                  --             --
                                          -------         --------     -------   -------------         ----------
Balance at December 31,.................  $    67     $     56     $     1       $       (790)     $    (116)
                                          =======         ========     =======   =============         ==========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................  $    --     $     --     $    --       $          --     $       --
 Net investment gains (losses)..........  $    --     $     --     $    --       $          --     $      (8)
 Net derivative gains (losses)..........  $  (13)     $     10     $  (32)       $       (454)     $       --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(7)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Fair Value Option

   The following table presents information for residential mortgage loans, which are accounted for under the FVO, and were initially measured at fair value.

                                                                                     December 31,
                                                                                  ------------------
                                                                                      2013     2012
                                                                                  ---------- -------
                                                                                    (In millions)
Unpaid principal balance......................................................... $      508 $    --
Difference between estimated fair value and unpaid principal balance.............      (170)      --
                                                                                  ---------- -------
 Carrying value at estimated fair value (1)...................................... $      338 $    --
                                                                                  ========== =======
Loans in non-accrual status...................................................... $       -- $    --
Loans more than 90 days past due................................................. $       81 $    --
Loans in non-accrual status or more than 90 days past due, or both -- difference
  between aggregate estimated fair value and unpaid principal balance............ $     (82) $    --

--------

(1)Interest income, changes in estimated fair value and gains or losses on sales are recognized in net investment income. Changes in estimated fair value for these loans were due to the following:

                                                                        Years Ended December 31,
                                                                        ------------------------
                                                                           2013    2012    2011
                                                                        -------- ------- -------
                                                                             (In millions)
Instrument-specific credit risk based on changes in credit spreads for
  non-agency loans and adjustments in individual loan quality.......... $    (1) $    -- $    --
Other changes in estimated fair value..................................        1      --      --
                                                                        -------- ------- -------
 Total gains (losses) recognized in net investment income.............. $     -- $    -- $    --
                                                                        ======== ======= =======

   The following table presents information for long-term debt, which is accounted for under the FVO, and was initially measured at fair value.

                                             Long-term Debt                  Long-term Debt of CSEs
                                   ----------------------------------- -----------------------------------
                                   December 31, 2013 December 31, 2012 December 31, 2013 December 31, 2012
                                   ----------------- ----------------- ----------------- -----------------
                                                                (In millions)
Contractual principal balance.....          $    123           $    --         $      42         $      60
Difference between estimated fair
  value and contractual principal
  balance.........................               (1)                --              (14)              (16)
                                            --------           -------         ---------         ---------
 Carrying value at estimated fair
   value (1)......................          $    122           $    --         $      28         $      44
                                            ========           =======         =========         =========

--------

(1)Changes in estimated fair value are recognized in net investment gains (losses). Interest expense is recognized in other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level
3).

                                             At December 31,               Years Ended December 31,
                                         -------------------------------- --------------------------
                                          2013       2012       2011        2013     2012     2011
                                          -------    -------    -------   -------- -------- --------
                                         Carrying Value After Measurement       Gains (Losses)
                                         -------------------------------- --------------------------
                                                           (In millions)
Mortgage loans, net (1)................. $   175    $   361    $   143    $     24 $   (16) $   (25)
Other limited partnership interests (2). $    71    $    48    $     8    $   (40) $   (30) $    (3)
Real estate joint ventures (3).......... $     2    $     8    $    --    $    (1) $    (4) $     --
Goodwill (4)............................ $    --    $    --    $    --    $     -- $   (10) $     --

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2013 and 2012 were not significant.

(3)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include several real estate funds that typically invest primarily in commercial real estate and mezzanine debt. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next one to 10 years. Unfunded commitments for these investments at both December 31, 2013 and 2012 were not significant.

(4)As discussed in Note 11, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. This impairment has been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, short-term debt and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2013
                                     --------------------------------------------------------------
                                                          Fair Value Hierarchy
                                     --------------------------------------------------------------
                                      Carrying                                       Total Estimated
                                       Value        Level 1     Level 2     Level 3    Fair Value
                                     ---------- ----------- ----------- -----------  ---------------
                                                             (In millions)
Assets
Mortgage loans:
  Held-for-investment............... $   45,683   $    --    $      --   $  47,366      $  47,366
  Held-for-sale.....................          3        --           --           3              3
                                     ----------   -------    ---------   ---------      ---------
    Mortgage loans, net............. $   45,686   $    --    $      --   $  47,369      $  47,369
Policy loans........................ $    8,421   $    --    $     786   $   8,767      $   9,553
Real estate joint ventures.......... $       47   $    --    $      --   $      70      $      70
Other limited partnership interests. $      865   $    --    $      --   $   1,013      $   1,013
Other invested assets............... $    2,017   $    87    $   1,752   $     176      $   2,015
Premiums, reinsurance and other
 receivables........................ $   14,210   $    --    $      15   $  14,906      $  14,921
Liabilities
PABs................................ $   70,205   $    --    $      --   $  72,236      $  72,236
Long-term debt...................... $    2,655   $    --    $   2,956   $      --      $   2,956
Other liabilities................... $   19,601   $    --    $     310   $  19,787      $  20,097
Separate account liabilities........ $   57,935   $    --    $  57,935   $      --      $  57,935

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

                                                         December 31, 2012
                                 -----------------------------------------------------------------
                                                       Fair Value Hierarchy
                                 -----------------------------------------------------------------
                                  Carrying                                         Total Estimated
                                   Value         Level 1      Level 2      Level 3   Fair Value
                                 ----------- ----------- ------------- ----------- ---------------
                                                         (In millions)
Assets
Mortgage loans:
  Held-for-investment........... $    44,657 $        --  $        --  $    47,365   $    47,365
  Held-for-sale.................          --          --           --           --            --
                                 ----------- -----------  -----------  -----------   -----------
    Mortgage loans, net......... $    44,657 $        --  $        --  $    47,365   $    47,365
Policy loans.................... $     8,364 $        --  $       793  $     9,470   $    10,263
Real estate joint ventures...... $        52 $        --  $        --  $        68   $        68
Other limited partnership
 interests...................... $     1,048 $        --  $        --  $     1,161   $     1,161
Other invested assets........... $     2,014 $        93  $     1,885  $       152   $     2,130
Premiums, reinsurance and other
 receivables.................... $    14,172 $        --  $        37  $    15,129   $    15,166
Liabilities
PABs............................ $    71,611 $        --  $        --  $    75,189   $    75,189
Long-term debt.................. $     2,276 $        --  $     2,713  $        --   $     2,713
Other liabilities............... $    19,865 $        --  $       171  $    20,488   $    20,659
Separate account liabilities.... $    51,985 $        --  $    51,985  $        --   $    51,985

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

  Mortgage loans held-for-investment

    For mortgage loans held-for-investment, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

    Mortgage loans held-for-sale For mortgage loans held-for-sale, estimated fair value is determined using independent non-binding broker quotations or internal valuation models using significant unobservable inputs.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

 underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Long-term Debt

   The estimated fair values of long-term debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

   Capital leases, which are not required to be disclosed at estimated fair value, and debt carried at fair value are excluded from the preceding tables.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled, funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, and amounts payable under certain assumed reinsurance agreements, which are recorded using the deposit method of accounting. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values, with the exception of certain deposit type reinsurance payables. For such payables, the estimated fair value is determined as the present value of expected future cash flows, which are discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance, funding agreements related to group life contracts and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

  Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Step 1 of the goodwill impairment process requires a comparison of the fair value of a reporting unit to its carrying value. In performing the Company's goodwill impairment tests, the estimated fair

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)

values of the reporting units are first determined using a market multiple valuation approach. When further corroboration is required, the Company uses a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  During the 2013 annual goodwill impairment tests, the Company concluded that the fair values of all reporting units were in excess of their carrying values and, therefore, goodwill was not impaired.

  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                          Group,
                                        Voluntary & Corporate
                                         Worksite    Benefit  Corporate
                               Retail    Benefits    Funding   & Other     Total
                              --------- ----------- --------- ---------  ---------
                                                 (In millions)
Balance at January 1, 2012
Goodwill..................... $      37   $    68    $     2   $     4   $     111
Accumulated impairment.......        --        --         --        --          --
                              ---------   -------    -------   -------   ---------
  Total goodwill, net........ $      37   $    68    $     2   $     4   $     111

Impairments (1).............. $    (10)   $    --    $    --   $    --   $    (10)

Balance at December 31, 2012
Goodwill..................... $      37   $    68    $     2   $     4   $     111
Accumulated impairment.......      (10)        --         --        --        (10)
                              ---------   -------    -------   -------   ---------
  Total goodwill, net........ $      27   $    68    $     2   $     4   $     101
Balance at December 31, 2013
Goodwill.....................        37        68          2         4         111
Accumulated impairment.......      (10)        --         --        --        (10)
                              ---------   -------    -------   -------   ---------
  Total goodwill, net........ $      27   $    68    $     2   $     4   $     101
                              =========   =======    =======   =======   =========

--------

(1)For the year ended December 31, 2012, a non-cash charge of $10 million, which had no impact on income taxes, was recorded in other expenses for the impairment of the entire goodwill balance for the Retail Annuities reporting unit.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Long-term and Short-term Debt

  Long-term and short-term debt outstanding was as follows:

                                  Interest Rates (1)
                                ----------------------
                                                                     December 31,
                                              Weighted             -----------------
                                    Range     Average   Maturity     2013     2012
                                ------------- -------- ----------- -------- --------
                                                                     (In millions)
Surplus notes -- affiliated.... 3.00% - 7.38%  6.51%   2014 - 2037 $  1,100 $  1,099
Surplus notes.................. 7.63% - 7.88%  7.84%   2015 - 2025      701      700
Mortgage loans -- affiliated... 2.12% - 7.26%  5.38%   2015 - 2020      364      306
Senior notes -- affiliated (2). 0.93% - 2.86%  2.07%   2021 - 2022       79       80
Other notes (3)................ 1.39% - 8.00%  3.06%   2014 - 2027      533       91
Capital lease obligations......                                          23       25
                                                                   -------- --------
Total long-term debt (4).......                                       2,800    2,301
Total short-term debt..........                                         175      100
                                                                   -------- --------
Total..........................                                    $  2,975 $  2,401
                                                                   ======== ========

--------

(1)Range of interest rates and weighted average interest rates are for the year ended December 31, 2013.

(2)During 2012, a consolidated VIE issued $80 million of long-term debt to an affiliate. See Note 8.

(3)The Company consolidated an open ended core real estate fund formed in the fourth quarter of 2013. During 2013, this consolidated VIE issued $373 million of long-term debt. See Note 8.

(4)Excludes $28 million and $44 million of long-term debt relating to CSEs at December 31, 2013 and 2012, respectively. See Note 8.

  The aggregate maturities of long-term debt at December 31, 2013 for the next five years and thereafter are $258 million in 2014, $530 million in 2015, $5 million in 2016, $65 million in 2017, $37 million in 2018 and $1.9 billion thereafter.

  Capital lease obligations and mortgage loans are collateralized and rank highest in priority, followed by unsecured senior debt which consists of senior notes and other notes. Payments of interest and principal on the Company's surplus notes are subordinate to all other obligations. Payments of interest and principal on surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

  Certain of the Company's debt instruments, and its credit and committed facilities, contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all such covenants at December 31, 2013.

Surplus Notes - Affiliated

  In April 2011, Metropolitan Life Insurance Company repaid in cash a $775 million surplus note issued to MetLife, Inc., with an original maturity of December 2011. The early redemption was approved by the Superintendent.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Long-term and Short-term (continued)


Capital Notes - Affiliated

  In December 2011, Metropolitan Life Insurance Company repaid in cash $500 million of capital notes issued to MetLife, Inc.

Mortgage Loans - Affiliated

  In December 2011, a wholly-owned real estate subsidiary of the Company issued a mortgage loan for $110 million to MICC. This affiliated mortgage loan is secured by real estate held by the subsidiary for investment. This mortgage loan bears interest at a rate of one-month LIBOR plus 1.95%, which is payable quarterly through maturity in 2015.

Short-term Debt

  Short-term debt with maturities of one year or less was as follows:

                                              December 31,
                                          ---------------------
                                             2013       2012
                                          ---------- ----------
                                              (In millions)
                Commercial paper......... $      175 $      100
                Average daily balance.... $      103 $      119
                Average days outstanding.    55 days    40 days

  During the years ended December 31, 2013, 2012 and 2011, the weighted average interest rate on short-term debt was 0.12%, 0.17% and 0.16%, respectively.

Interest Expense

  Interest expense related to long-term and short-term debt included in other expenses was $150 million, $148 million and $185 million for the years ended December 31, 2013, 2012 and 2011, respectively. These amounts include $91 million, $89 million and $125 million of interest expense related to affiliated debt for the years ended December 31, 2013, 2012 and 2011, respectively. Such amounts do not include interest expense on long-term debt related to CSEs. See
Note 8.

Credit and Committed Facilities

  The Company maintains unsecured credit facilities and a committed facility, which aggregated $4.0 billion and $500 million, respectively, at December 31, 2013. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.

 Credit Facilities

   The unsecured credit facilities are used for general corporate purposes, to support the borrowers' commercial paper program and for the issuance of letters of credit. Total fees expensed associated with these credit facilities

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Long-term and Short-term (continued)

 were $3 million, $3 million and $6 million for the years ended December 31, 2013, 2012 and 2011, respectively, and are included in other expenses. Information on these credit facilities at December 31, 2013 was as follows:

                                                         Letters of
                                                           Credit               Unused
Borrower(s)                    Expiration      Capacity  Issued(1)  Drawdowns Commitments
-------------------------- ------------------ ---------- ---------- --------- -----------
                                                             (In millions)
MetLife, Inc. and MetLife
  Funding, Inc............ September 2017 (2) $    1,000  $     59   $    --  $      941
MetLife, Inc. and MetLife
  Funding, Inc............    August 2016 (3)      3,000       133        --       2,867
                                              ----------  --------   -------  ----------
 Total....................                    $    4,000  $    192   $    --  $    3,808
                                              ==========  ========   =======  ==========

--------

(1)MetLife, Inc. and MetLife Funding, Inc., a wholly owned subsidiary of Metropolitan Life Insurance Company, are severally liable for their respective obligations under such unsecured credit facilities. MetLife Funding, Inc. is not an applicant under letters of credit outstanding as of December 31, 2013 and is not responsible for any reimbursement obligations under such letters of credit.
(2)In September 2012, MetLife, Inc. and MetLife Funding, Inc. entered into a $1.0 billion five-year credit agreement which amended and restated the three-year agreement dated October 2010. All borrowings under the 2012 five-year credit agreement must be repaid by September 2017, except that letters of credit outstanding on that date may remain outstanding until no later than September 2018. The Company incurred costs of $2 million related to the amended and restated credit facility, which have been capitalized and included in other assets. These costs are being amortized over the remaining term of the amended and restated credit facility.
(3)In October 2013, availability under the unsecured credit facilities increased by $1.9 billion, as MetLife, Inc. no longer required and therefore canceled $1.9 billion of outstanding letters of credit. See Note 20.

 Committed Facility

   The committed facility is used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed associated with this committed facility were $3 million for each of the years ended December 31, 2013, 2012 and 2011 and are included in other expenses. Information on the committed facility at December 31, 2013 was as follows:

                                                                 Letters
                                                                of Credit             Unused
Account Party/Borrower(s)                   Expiration Capacity Issued(1) Drawdowns Commitments
------------------------------------------- ---------- -------- --------- --------- -----------
                                                               (In millions)
Exeter Reassurance Company, Ltd., MetLife,
  Inc. & Missouri Reinsurance, Inc......... June 2016   $  500   $  490    $    --   $      10

--------

(1)Missouri Reinsurance, Inc., a subsidiary of Metropolitan Life Insurance Company, had outstanding $490 million in letters of credit at December 31, 2013.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


13. Equity

Capital Contributions

  During the year ended December 31, 2011, United MetLife Insurance Company Limited ("United"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with Sino-US MetLife Insurance Company Limited ("Sino"), another insurance underwriting joint venture of an affiliate of the Company. The Company's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of United compared to the contributed capital and undistributed earnings of all other owners of United and Sino. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, the Company's investment in Sino-United is based on the carrying value of its investment in United. Pursuant to the merger, the Company entered into an agreement whereby the affiliate will pay an amount to the Company based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a capital contribution, was received during the year ended December 31, 2011. The Company's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

  During each of the years ended December 31, 2013, 2012 and 2011, MetLife, Inc. contributed $3 million in the form of payment of line of credit fees on the Company's behalf.

Stock-Based Compensation Plans

 Overview

   The stock-based compensation expense recognized by the Company is related to awards payable in shares of MetLife, Inc. common stock ("Shares"), or options to purchase MetLife, Inc. common stock. The Company does not issue any awards payable in its common stock or options to purchase its common stock.

 Description of Plans for Employees and Agents -- General Terms

   The MetLife, Inc. 2000 Stock Incentive Plan, as amended (the "2000 Stock Plan") authorized the granting of awards to employees and agents in the form of options ("Stock Options") to buy Shares that either qualify as incentive Stock Options under Section 422A of the Code or are non-qualified. By
 December 31, 2009, all awards under the 2000 Stock Plan had either vested or been forfeited. No awards have been made under the 2000 Stock Plan since 2005.

   Under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan (the "2005 Stock Plan"), awards granted to employees and agents may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards and Stock-Based Awards (each as defined in the 2005 Stock Plan with reference to Shares).

   The aggregate number of shares authorized for issuance under the 2005 Stock Plan is 68,000,000, plus those shares available but not utilized under the 2000 Stock Plan and those shares utilized under the 2000 Stock Plan that are recovered due to forfeiture of Stock Options. Each share issued under the 2005 Stock Plan in connection with a Stock Option or Stock Appreciation Right reduces the number of Shares remaining for issuance under that plan by one, and each Share issued under the 2005 Stock Plan in connection with awards other than Stock

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

 Options or Stock Appreciation Rights reduces the number of Shares remaining for issuance under that plan by 1.179 Shares. At December 31, 2013, the aggregate number of Shares remaining available for issuance pursuant to the 2005 Stock Plan was 20,098,440. Stock Option exercises and other awards settled in Shares are satisfied through the issuance of Shares held in treasury by MetLife, Inc. or by the issuance of new Shares.

   Of MetLife, Inc.'s stock-based compensation expense for the years ended December 31, 2013, 2012, and 2011, 69%, 76% and 70%, respectively, was allocated to the Company. No expense amounts related to stock-based awards to MetLife, Inc. non-management directors were allocated to the Company. This allocation represents substantially all stock-based compensation recognized in the Company's consolidated results of operations. Accordingly, this discussion addresses MetLife, Inc.'s practices for recognizing expense for awards under the 2000 Stock Plan and 2005 Stock Plan (together, the "Incentive Plans"). References to compensation expense in this note refer to the Company's allocated portion of that expense. All other references relevant to awards under the Incentive Plans pertain to all awards under those plans.

   Compensation expense related to awards under the 2005 Stock Plan is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed forfeiture rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable.

   Compensation expense related to awards under the 2005 Stock Plan is principally related to the issuance of Stock Options, Performance Shares and Restricted Stock Units. The majority of the awards granted by MetLife, Inc. each year under the 2005 Stock Plan are made in the first quarter of each year.

 Compensation Expense Related to Stock-Based Compensation

   The components of compensation expense related to stock-based compensation were as follows:

                                          Years Ended December 31,
                                         --------------------------
                                           2013     2012     2011
                                         -------- -------- --------
                                               (In millions)
             Stock Options.............. $     36 $     52 $     48
             Performance Shares (1).....       44       53       37
             Restricted Stock Units.....       42       22       15
                                         -------- -------- --------
             Total compensation expense. $    122 $    127 $    100
                                         ======== ======== ========
             Income tax benefit......... $     43 $     44 $     35
                                         ======== ======== ========

--------

(1)Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period.

   At December 31, 2013, the Company's allocated portion of expense for Stock Options, Performance Shares and Restricted Stock Units was 91%, 48% and 92%, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


   The following table presents MetLife, Inc.'s total unrecognized compensation expense related to stock-based compensation and the expected weighted average period over which these expenses will be recognized at:

                                           December 31, 2013
                                     ------------------------------
                                                   Weighted Average
                                        Expense         Period
                                     ------------- ----------------
                                     (In millions)     (Years)
             Stock Options..........  $        25        1.27
             Performance Shares.....  $        61        1.71
             Restricted Stock Units.  $        42        1.88

 Equity Awards

  Stock Options

    Stock Options are the contingent right of award holders to purchase Shares at a stated price for a limited time. All Stock Options have an exercise price equal to the closing price of a Share reported on the New York Stock Exchange on the date of grant, and have a maximum term of 10 years. The vast majority of Stock Options granted have become or will become exercisable at a rate of one-third of each award on each of the first three anniversaries of the grant date. Other Stock Options have become or will become exercisable on the third anniversary of the grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.

    A summary of the activity related to Stock Options was as follows:

                                                                                     Weighted
                                                                                      Average
                                                                                     Remaining    Aggregate
                                                      Shares Under Weighted Average Contractual   Intrinsic
                                                         Option     Exercise Price     Term       Value (1)
                                                      ------------ ---------------- ----------- -------------
                                                                                      (Years)   (In millions)
Outstanding at January 1, 2013.......................  35,153,071     $    40.89       5.50         $      51
Granted..............................................   1,310,019     $    35.96
Exercised............................................ (6,357,522)     $    31.80
Expired..............................................   (183,662)     $    50.46
Forfeited............................................   (170,530)     $    39.86
                                                      ------------
Outstanding at December 31, 2013.....................  29,751,376     $    42.56       5.19         $     379
                                                      ============ ================ =========== =============
Expected to vest at a future date as of December 31,
  2013...............................................  29,536,674     $    42.60       5.16         $     376
                                                      ============ ================ =========== =============
Exercisable at December 31, 2013.....................  22,786,277     $    43.56        4.32        $     277
                                                      ============ ================ =========== =============

--------

(1)The aggregate intrinsic value was computed using the closing Share price on December 31, 2013 of $53.92 and December 31, 2012 of $32.94, as applicable.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


    The fair value of Stock Options is estimated on the date of grant using a binomial lattice model. Significant assumptions used in MetLife, Inc.'s binomial lattice model are further described below. The assumptions include: expected volatility of the price of Shares; risk-free rate of return; dividend yield on Shares; exercise multiple; and the post-vesting termination rate.

    Expected volatility is based upon an analysis of historical prices of Shares and call options on Shares traded on the open market. MetLife, Inc. uses a weighted-average of the implied volatility for publicly-traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly closing prices of Shares. MetLife, Inc. chose a monthly measurement interval for historical volatility as this interval reflects MetLife, Inc.'s view that employee option exercise decisions are based on longer-term trends in the price of the underlying Shares rather than on daily price movements.

    The binomial lattice model used by MetLife, Inc. incorporates different risk-free rates based on the imputed forward rates for U.S. Treasury Strips for each year over the contractual term of the option. The table below presents the full range of rates that were used for options granted during the respective periods.

    Dividend yield is determined based on historical dividend distributions compared to the price of the underlying Shares as of the valuation date and held constant over the life of the Stock Option.

    The binomial lattice model used by MetLife, Inc. incorporates the contractual term of the Stock Options. The model also factors in expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment. From these factors, the model derives an expected life of the Stock Option. The exercise behavior in the model is a multiple that reflects the ratio of exercise price to the strike price of the Stock Option at which holders are expected to exercise. The exercise multiple is derived from actual historical exercise activity. The post-vesting termination rate is determined from actual historical exercise experience and expiration activity under the Incentive Plans.

    The following table presents the weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, used to determine the fair value of Stock Options issued:

                                                               Years Ended December 31,
                                                          -----------------------------------
                                                             2013        2012        2011
                                                          ----------- ----------- -----------
Dividend yield...........................................    2.13%       1.95%       1.65%
Risk-free rate of return................................. 0.16%-3.89% 0.21%-4.17% 0.29%-5.51%
Expected volatility......................................   32.98%      35.59%      32.64%
Exercise multiple........................................    1.51        1.58        1.69
Post-vesting termination rate............................    3.16%       3.14%       3.36%
Contractual term (years).................................     10          10          10
Expected life (years)....................................      7           7           7
Weighted average exercise price of stock options granted.   $35.96      $37.91      $45.16
Weighted average fair value of stock options granted.....    $9.88      $11.33      $14.27

    MetLife, Inc. deducts 35% of the compensation amount of a Stock Option from its income on its tax return. The compensation amount is the price of shares on the date the Stock Option is exercised less the exercise

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

  price of the Stock Option. This tax benefit is allocated to the subsidiary of MetLife, Inc. that is the current or former employer of the associate, or is or was the principal for the non-employee insurance agent, who exercised the Stock Option.

  The following table presents a summary of Stock Option exercise activity:

                                                          Years Ended December 31,
                                                          -------------------------
                                                            2013     2012    2011
-                                                         -------- -------- -------
                                                                (In millions)
Total intrinsic value of stock options exercised......... $     79 $     29 $    41
Cash received from exercise of stock options............. $    202 $    109 $    88
Income tax benefit realized from stock options exercised. $     28 $     10 $    13

  Performance Shares

    Performance Shares are units that, if they vest, are multiplied by a performance factor to produce a number of final Performance Shares which are payable in Shares. Performance Shares are accounted for as equity awards, but are not credited with dividend-equivalents for actual dividends paid on Shares during the performance period. Performance Share awards normally vest in their entirety at the end of the three-year performance period. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.

    For awards granted prior to the January 1, 2013 - December 31, 2015 performance period, vested Performance Shares are multiplied by a performance factor of 0.0 to 2.0 based on MetLife, Inc.'s adjusted income, total shareholder return, and performance in change in annual net operating earnings and total shareholder return compared to the performance of its competitors, each measured with respect to the applicable three-year performance period or portions thereof. The estimated fair value of Performance Shares is based upon the closing price of a Share on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period. The performance factor for the January 1, 2010 - December 31, 2012 performance period was 0.92.

    For the January 1, 2013 - December 31, 2015 performance period, the vested Performance Shares will be multiplied by a performance factor of 0.00 to
  1.75. Assuming that MetLife, Inc. has met threshold performance goals related to its adjusted income or total shareholder return, the MetLife, Inc. Compensation Committee will determine the performance factor in its discretion. In doing so, the Compensation Committee may consider MetLife, Inc.'s total shareholder return relative to the performance of its competitors and MetLife, Inc.'s operating return on equity relative to its financial plan. The estimated fair value of Performance Shares will be remeasured each quarter until they become payable.

  Restricted Stock Units

    Restricted Stock Units are units that, if they vest, are payable in an equal number of Shares. Restricted Stock Units are accounted for as equity awards and are not credited with dividend-equivalents for dividends paid on Shares. Accordingly, the estimated fair value of Restricted Stock Units is based upon the closing price of Shares on the date of grant, reduced by the present value of estimated dividends to be paid on that stock.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


    The vast majority of Restricted Stock Units normally vest in their entirety on the third anniversary of their grant date. Other Restricted Stock Units normally vest in thirds on the first three anniversaries of their grant date, and others vest in their entirety on the fifth anniversary of their grant date. Vesting is subject to continued service, except for employees who are retirement eligible and in certain other limited circumstances.

    The following table presents a summary of Performance Share and Restricted Stock Unit activity:

                                                        Performance Shares   Restricted Stock Units
                                                      ---------------------- ----------------------
                                                                   Weighted              Weighted
                                                                   Average               Average
                                                                  Grant Date            Grant Date
                                                        Shares    Fair Value   Units    Fair Value
                                                      ----------- ---------- ---------  ----------
Outstanding at January 1, 2013.......................   4,822,028 $    36.93 2,080,148  $    36.55
Granted..............................................   1,749,212 $    50.86 2,182,213  $    32.34
Forfeited............................................   (151,075) $    40.87 (395,365)  $    33.97
Payable (1).......................................... (1,346,025) $    32.24 (538,480)  $    33.17
                                                      -----------            ---------
Outstanding at December 31, 2013.....................   5,074,140 $    42.86 3,328,516  $    33.35
                                                      =========== ========== =========  ==========
Expected to vest at a future date as of December 31,
  2013...............................................   5,067,337 $    38.60 2,995,664  $    33.34
                                                      =========== ========== =========  ==========

--------

(1)Includes both Shares paid and Shares deferred for later payment.

    Performance Share amounts above represent aggregate initial target awards and do not reflect potential increases or decreases resulting from the performance factor determined after the end of the respective performance periods. At December 31, 2013, the three year performance period for the 2011 Performance Share grants was completed, but the performance factor had not yet been calculated. Included in the immediately preceding table are 1,545,020 outstanding Performance Shares to which the 2011 - 2013 performance factor will be applied. The factor will be determined in the second quarter of 2014.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). The RBC ratios for Metropolitan Life Insurance Company and each of its insurance subsidiaries were in excess of 400% for all periods presented.

  The New York State Department of Financial Services issues an annual "Special Considerations" circular letter to New York licensed insurers dictating tests to be performed as part of insurers' year-end asset adequacy testing. The New York State Department of Financial Services issued its 2013 Special Considerations letter on October 31, 2013. The letter mandates the use of certain assumptions in the 2013 asset adequacy testing. Metropolitan Life Insurance Company will grade in over three years the amount of LTC reserves required as a result of the new assumptions. Under this grade-in, Metropolitan Life Insurance Company increased its asset

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

adequacy reserves for LTC policies by $300 million as of December 31, 2013 and will increase such reserves by approximately $200 million and $100 million as of December 31, 2014 and 2015, respectively. The actual 2014 and 2015 amounts may differ from current estimates due to changes in economic conditions, regulation, or policyholder behavior.

  Metropolitan Life Insurance Company and its insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of their respective state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of Metropolitan Life Insurance Company and its insurance subsidiaries.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of Metropolitan Life Insurance Company, a New York domiciled insurer was $369 million, $1.3 billion and $2.0 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $12.4 billion and $14.3 billion at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the New York State Department of Financial Services.

  Statutory net income (loss) of New England Life Insurance Company ("NELICO"), a Massachusetts domiciled insurer, was $103 million, $79 million and $63 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $571 million and $539 million at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Massachusetts State Division of Insurance.

  Statutory net income (loss) of GALIC, a Missouri domiciled insurer, was $60 million, $19 million and $128 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $818 million and $873 million at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Missouri State Department of Insurance.

Dividend Restrictions

  Under New York State Insurance Law, Metropolitan Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife, Inc. as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life Insurance Company will be permitted

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

to pay a dividend to MetLife, Inc. in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Financial Services (the "Superintendent") and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013 and 2012, Metropolitan Life Insurance Company paid a dividend of $1.4 billion and $1.0 billion, respectively. During the year ended December 31, 2011, Metropolitan Life Insurance Company paid a dividend of $1.3 billion, of which $170 million was a transfer of securities. Based on amounts at December 31, 2013, Metropolitan Life Insurance Company could pay a stockholder dividend in 2014 of $1.1 billion without prior approval of the Superintendent.

  Under Massachusetts State Insurance Law, NELICO is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the aggregate amount of the dividend, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10 % of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. NELICO will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Massachusetts Commissioner") and the Massachusetts Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Massachusetts Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013, 2012 and 2011, NELICO paid a dividend of $77 million, $46 million and $107 million, respectively. Based on amounts at December 31, 2013, NELICO could pay a stockholder dividend in 2014 of $102 million without prior approval of the Massachusetts Commissioner.

  Under Missouri State Insurance Law, GALIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to Metropolitan Life Insurance Company as long as the amount of such dividend when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). GALIC will be permitted to pay a dividend to Metropolitan Life Insurance Company in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by the Company as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013 and 2012, GALIC did not pay dividends to Metropolitan Life Insurance Company. During the year ended December 31, 2011, GALIC paid an extraordinary cash dividend to GenAmerica Financial, LLC ("GenAmerica"), its former parent, of $183 million and GenAmerica subsequently paid an ordinary dividend to Metropolitan Life Insurance Company of $183 million. Based on amounts at December 31, 2013, GALIC could pay a stockholder dividend in 2014 of $81 million without prior approval of the Missouri Director.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  For the years ended December 31, 2013, 2012 and 2011, Metropolitan Life Insurance Company received dividends from non-insurance subsidiaries of $45 million, $87 million and $518 million, respectively.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI attributable to Metropolitan Life Insurance Company, net of income tax, was as follows:

                                             Unrealized                       Foreign    Defined
                                          Investment Gains     Unrealized    Currency    Benefit
                                          (Losses), Net of   Gains (Losses) Translation   Plans
                                         Related Offsets (1) on Derivatives Adjustments Adjustment  Total
                                         ------------------- -------------- ----------- ---------- --------
                                                                   (In millions)
Balance at December 31, 2010............    $      2,360        $     58      $    34   $  (1,429) $  1,023
OCI before reclassifications............           2,602           1,231            6        (545)    3,294
Income tax expense (benefit)............           (911)           (430)          (3)          202  (1,142)
                                            ------------        --------      -------   ---------- --------
 OCI before reclassifications, net of
   income tax...........................           4,051             859           37      (1,772)    3,175
Amounts reclassified from AOCI..........            (35)            (28)           --        (126)    (189)
Income tax expense (benefit)............              12               9           --           47       68
                                            ------------        --------      -------   ---------- --------
 Amounts reclassified from AOCI, net of
   income tax...........................            (23)            (19)           --         (79)    (121)
                                            ------------        --------      -------   ---------- --------
Balance at December 31, 2011............    $      4,028        $    840      $    37   $  (1,851) $  3,054
OCI before reclassifications............           2,406           (243)         (30)        (618)    1,515
Income tax expense (benefit)............           (843)              87           11          217    (528)
                                            ------------        --------      -------   ---------- --------
 OCI before reclassifications, net of
   income tax...........................           5,591             684           18      (2,252)    4,041
Amounts reclassified from AOCI..........              96               2           --        (148)     (50)
Income tax expense (benefit)............            (33)             (1)           --           51       17
                                            ------------        --------      -------   ---------- --------
 Amounts reclassified from AOCI, net of
   income tax...........................              63               1           --         (97)     (33)
                                            ------------        --------      -------   ---------- --------
Balance at December 31, 2012............    $      5,654        $    685      $    18   $  (2,349) $  4,008
OCI before reclassifications............         (3,321)           (677)           22        1,396  (2,580)
Income tax expense (benefit)............           1,145             237          (9)        (490)      883
                                            ------------        --------      -------   ---------- --------
 OCI before reclassifications, net of
   income tax...........................           3,478             245           31      (1,443)    2,311
Amounts reclassified from AOCI..........            (16)            (14)           --        (205)    (235)
Income tax expense (benefit)............               6               5           --           71       82
                                            ------------        --------      -------   ---------- --------
 Amounts reclassified from AOCI, net of
   income tax...........................            (10)             (9)           --        (134)    (153)
                                            ------------        --------      -------   ---------- --------
Balance at December 31, 2013............    $      3,468        $    236      $    31   $  (1,577) $  2,158
                                            ============        ========      =======   ========== ========

--------

(1)See Note 8 for information on offsets to investments related to insurance liabilities, DAC and VOBA and the policyholder dividend obligation.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                      Statement of Operations and
AOCI Components                                   Amounts Reclassified from AOCI  Comprehensive Income (Loss) Location
------------------------------------------------  ------------------------------- ------------------------------------
                                                      Years Ended December 31
                                                  -------------------------------
                                                     2013      2012       2011
                                                  ---------- --------- ----------
                                                           (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)....... $       38 $   (158) $    (116) Other net investment gains (losses)
  Net unrealized investment gains (losses).......         53        56         40 Net investment income
  Net unrealized investment gains (losses).......       (28)      (16)         94 Net derivative gains (losses)
  OTTI...........................................       (47)        22         17 OTTI on fixed maturity securities
                                                  ---------- --------- ----------
   Net unrealized investment gains (losses),
    before income tax............................         16      (96)         35
   Income tax (expense) benefit..................        (6)        33       (12)
                                                  ---------- --------- ----------
   Net unrealized investment gains (losses),
    net of income tax............................ $       10 $    (63) $       23
                                                  ========== ========= ==========
Unrealized gains (losses) on derivatives - cash
 flow hedges:
  Interest rate swaps............................ $       20 $       3 $       -- Net derivative gains (losses)
  Interest rate swaps............................          8         4          1 Net investment income
  Interest rate forwards.........................          1        --         22 Net derivative gains (losses)
  Interest rate forwards.........................          2         2          2 Net investment income
  Foreign currency swaps.........................       (15)       (7)          7 Net derivative gains (losses)
  Foreign currency swaps.........................        (3)       (5)        (5) Net investment income
  Credit forwards................................         --        --          1 Net derivative gains (losses)
  Credit forwards................................          1         1         -- Net investment income
                                                  ---------- --------- ----------
   Gains (losses) on cash flow hedges, before
    income tax...................................         14       (2)         28
   Income tax (expense) benefit..................        (5)         1        (9)
                                                  ---------- --------- ----------
   Gains (losses) on cash flow hedges, net of
    income tax................................... $        9 $     (1) $       19
                                                  ========== ========= ==========
Defined benefit plans adjustment: (1)
  Amortization of net actuarial gains (losses)... $      274 $     246 $      231
  Amortization of prior service (costs) credit...       (69)      (98)      (105)
                                                  ---------- --------- ----------
   Amortization of defined benefit plan items,
    before income tax............................        205       148        126
   Income tax (expense) benefit..................       (71)      (51)       (47)
                                                  ---------- --------- ----------
   Amortization of defined benefit plan items,
    net of income tax............................ $      134 $      97 $       79
                                                  ========== ========= ==========
Total reclassifications, net of income tax....... $      153 $      33 $      121
                                                  ========== ========= ==========

--------

(1)These AOCI components are included in the computation of net periodic benefit costs. See Note 15.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Other Expenses

  Information on other expenses was as follows:

                                                             Years Ended December 31,
                                                            --------------------------
                                                              2013     2012     2011
                                                            -------- -------- --------
                                                                  (In millions)
Compensation............................................... $  2,392 $  2,426 $  2,260
Pension, postretirement and postemployment benefit costs...      364      285      330
Commissions................................................      781      769      724
Volume-related costs.......................................      253      241      196
Affiliated interest costs on ceded and assumed reinsurance.    1,033    1,209    1,393
Capitalization of DAC......................................    (562)    (632)    (724)
Amortization of DAC and VOBA...............................      261      991      875
Interest expense on debt and debt issuance costs...........      153      152      194
Premium taxes, licenses and fees...........................      263      294      302
Professional services......................................      989      946      832
Rent and related expenses, net of sublease income..........      143      123      129
Other......................................................     (82)    (410)     (40)
                                                            -------- -------- --------
  Total other expenses..................................... $  5,988 $  6,394 $  6,471
                                                            ======== ======== ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.

Interest Expense on Debt and Debt Issuance Costs

  Interest expense on debt and debt issuance costs includes interest expense (see Note 12) and interest expense related to CSEs. See Note 8.

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 6, 12 and 19 for a discussion of affiliated expenses included in the table above.

Restructuring Charges

  MetLife, Inc. commenced in 2012 an enterprise-wide strategic initiative. This global strategy focuses on leveraging MetLife, Inc. and its subsidiaries' scale to improve the value they provide to customers and shareholders in order to reduce costs, enhance revenues, achieve efficiencies and reinvest in their technology, platforms and functionality to improve their current operations and develop new capabilities.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Other Expenses (continued)


  These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Estimated restructuring costs may change as management continues to execute this enterprise-wide strategic initiative. Such restructuring charges which were allocated to the Company were as follows:

                                                          Years Ended December 31,
                                      -----------------------------------------------------------------
                                                    2013                             2012
                                      -------------------------------- --------------------------------
                                                Lease and Asset                  Lease and Asset
                                      Severance   Impairment    Total  Severance   Impairment    Total
                                      --------- --------------- ------ --------- --------------- ------
                                                                (In millions)
Balance at January 1,................  $   22        $  --      $   22  $   --        $  --      $   --
Restructuring charges................      87           16         103     101           18         119
Cash payments........................    (70)         (10)        (80)    (79)         (18)        (97)
                                       ------        -----      ------  ------        -----      ------
Balance at December 31,..............  $   39        $   6      $   45  $   22        $  --      $   22
                                       ======        =====      ======  ======        =====      ======
Total restructuring charges incurred
  since inception of initiative......  $  188        $  34      $  222  $  101        $  18      $  119
                                       ======        =====      ======  ======        =====      ======

  Management anticipates further restructuring charges including severance, as well as lease and asset impairments, through the year ending December 31, 2015. However, such restructuring plans were not sufficiently developed to enable MetLife, Inc. to make an estimate of such restructuring charges at December 31, 2013.

15. Employee Benefit Plans

Pension and Other Postretirement Benefit Plans

  The Company sponsors and administers various U.S. qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and final average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2013, the majority of active participants were accruing benefits under the cash balance formula; however, 90% of the Company's obligations result from benefits calculated with the traditional formula. The non-qualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. Participating affiliates are allocated a proportionate share of net expense related to the plans as well as contributions made to the plans.

  The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates are allocated a proportionate share of net expense and contributions related to the postemployment and other postretirement plans.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


 Obligations and Funded Status

                                                                                          Other
                                                                     Pension         Postretirement
                                                                  Benefits (1)          Benefits
                                                               ------------------  ------------------
                                                                            December 31,
                                                               --------------------------------------
                                                                 2013      2012      2013      2012
                                                               --------  --------  --------  --------
                                                                            (In millions)
Change in benefit obligations:
Benefit obligations at January 1,............................. $  8,937  $  7,867  $  2,402  $  2,106
 Service costs................................................      214       197        20        36
 Interest costs...............................................      367       384        92       103
 Plan participants' contributions.............................       --        --        30        29
 Net actuarial (gains) losses.................................     (967)      944      (550)      261
 Plan amendments, change in benefits, and other...............       26        --        --        --
 Benefits paid................................................     (447)     (455)     (133)     (133)
                                                               --------  --------  --------  --------
Benefit obligations at December 31,...........................    8,130     8,937     1,861     2,402
                                                               --------  --------  --------  --------
Change in plan assets:
Fair value of plan assets at January 1,.......................    7,390     6,699     1,320     1,240
 Actual return on plan assets.................................      (20)      695        57       105
 Plan amendments, change in benefits, and other...............       28        --        --        --
 Plan participants' contributions.............................       --        --        30        29
 Employer contributions.......................................      354       451        78        79
 Benefits paid................................................     (447)     (455)     (133)     (133)
                                                               --------  --------  --------  --------
Fair value of plan assets at December 31,.....................    7,305     7,390     1,352     1,320
                                                               --------  --------  --------  --------
 Over (under) funded status at December 31,................... $   (825) $ (1,547) $   (509) $ (1,082)
                                                               ========  ========  ========  ========
Amounts recognized in the consolidated balance sheets consist of:
 Other assets................................................. $    213  $     --  $     --  $     --
 Other liabilities............................................   (1,038)   (1,547)     (509)   (1,082)
                                                               --------  --------  --------  --------
   Net amount recognized...................................... $   (825) $ (1,547) $   (509) $ (1,082)
                                                               ========  ========  ========  ========
AOCI:
 Net actuarial (gains) losses................................. $  2,207  $  2,918  $    209  $    796
 Prior service costs (credit).................................       17        23         1       (74)
                                                               --------  --------  --------  --------
   AOCI, before income tax.................................... $  2,224  $  2,941  $    210  $    722
                                                               ========  ========  ========  ========
Accumulated benefit obligation................................ $  7,689  $  8,381       N/A       N/A
                                                               ========  ========

--------

(1)Includes non-qualified unfunded plans, for which the aggregate projected benefit obligation was $1.0 billion and $1.1 billion at December 31, 2013 and 2012, respectively.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   The aggregate pension accumulated benefit obligation and aggregate fair value of plan assets for pension benefit plans with accumulated benefit obligations in excess of plan assets was as follows:

                                                  December 31,
                                                -----------------
                                                  2013     2012
                                                -------- --------
                                                  (In millions)
               Projected benefit obligations... $  1,037 $  1,282
               Accumulated benefit obligations. $    927 $  1,127
               Fair value of plan assets....... $     -- $    123

   Information for pension and other postretirement benefit plans with a projected benefit obligation in excess of plan assets were as follows:

                                                              Other
                                           Pension       Postretirement
                                          Benefits          Benefits
                                      ----------------- -----------------
                                                 December 31,
                                      -----------------------------------
                                        2013     2012     2013     2012
                                      -------- -------- -------- --------
                                                 (In millions)
       Projected benefit obligations. $  1,170 $  8,937 $  1,863 $  2,402
       Fair value of plan assets..... $    133 $  7,390 $  1,353 $  1,320

 Net Periodic Benefit Costs

   Net periodic benefit costs are determined using management estimates and actuarial assumptions to derive service costs, interest costs and expected return on plan assets for a particular year. Net periodic benefit costs also includes the applicable amortization of net actuarial gains (losses) and amortization of any prior service costs (credit).

   The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firms, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

   Net periodic pension costs and net periodic other postretirement benefit plan costs are comprised of the following:

   . Service Costs -- Service costs are the increase in the projected (expected) PBO resulting from benefits payable to employees of the Company on service rendered during the current year.

   . Interest Costs -- Interest costs are the time value adjustment on the projected (expected) PBO at the end of each year.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   . Settlement and Curtailment Costs -- The aggregate amount of net gains (losses) recognized in net periodic benefit costs due to settlements and curtailments. Settlements result from actions that relieve/eliminate the plan's responsibility for benefit obligations or risks associated with the obligations or assets used for the settlement. Curtailments result from an event that significantly reduces/eliminates plan participants' expected years of future services or benefit accruals.

   . Expected Return on Plan Assets -- Expected return on plan assets is the assumed return earned by the accumulated pension and other postretirement fund assets in a particular year.

   . Amortization of Net Actuarial Gains (Losses) -- Actuarial gains and losses result from differences between the actual experience and the expected experience on pension and other postretirement plan assets or projected (expected) PBO during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension and other postretirement benefit costs over the expected service years of the employees.

   . Amortization of Prior Service Costs (Credit) -- These costs relate to the recognition of increases or decreases in pension and other postretirement benefit obligation due to amendments in plans or initiation of new plans. These increases or decreases in obligation are recognized in AOCI at the time of the amendment. These costs are then amortized to pension and other postretirement benefit costs over the expected service years of the employees affected by the change.

   The Company's proportionate share of components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

                                                           Pension Benefits     Other Postretirement Benefits
                                                        ----------------------- -----------------------------
                                                                  Years Ended December 31,
                                                        -----------------------------------------------------
                                                         2013    2012    2011    2013      2012      2011
                                                        ------- ------- -------  ------    ------    ------
                                                                       (In millions)
Net periodic benefit costs:
 Service costs......................................... $   209 $   190 $   165 $   17    $   30    $   16
 Interest costs........................................     359     374     384     85        95       107
 Expected return on plan assets........................   (447)   (448)   (423)   (74)      (75)      (76)
 Amortization of net actuarial (gains) losses..........     213     182     189     51        52        42
 Amortization of prior service costs (credit)..........       6       6       3   (69)      (95)     (108)
                                                        ------- ------- -------  ------    ------    ------
   Total net periodic benefit costs (credit)...........     340     304     318     10         7      (19)
                                                        ------- ------- -------  ------    ------    ------
Other changes in plan assets and benefit
  obligations recognized in OCI:
 Net actuarial (gains) losses..........................   (492)     705     532  (532)       232       264
 Prior service costs (credit)..........................      --      --      18     --        --        --
 Amortization of net actuarial gains (losses)..........   (219)   (189)   (189)   (55)      (57)      (42)
 Amortization of prior service (costs) credit..........     (6)     (6)     (3)     75       104       108
                                                        ------- ------- -------  ------    ------    ------
   Total recognized in OCI.............................   (717)     510     358  (512)       279       330
                                                        ------- ------- -------  ------    ------    ------
     Total recognized in net periodic benefit costs
       and OCI......................................... $ (377) $   814 $   676 $(502)    $  286    $  311
                                                        ======= ======= =======  ======    ======    ======

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   For the year ended December 31, 2013, included within OCI were other changes in plan assets and benefit obligations associated with pension benefits of ($717) million and other postretirement benefits of ($512) million for an aggregate increase in OCI of $1.2 billion before income tax and $798 million, net of income tax.

   The estimated net actuarial (gains) losses and prior service costs (credit) for the pension plans and the defined benefit other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $147 million and $4 million, and $6 million and ($1) million, respectively.

 Assumptions

   Assumptions used in determining benefit obligations were as follows:

                                         Pension Benefits         Other Postretirement Benefits
                                    --------------------------  ------------------------------
                                                 December 31,
                                    ----------------------------------------------------------
                                        2013          2012      2013            2012
                                    ------------  ------------  ----            ----
    Weighted average discount rate.     5.15%         4.20%     5.15%           4.20%
    Rate of compensation increase.. 3.50% - 7.50% 3.50% - 7.50%  N/A             N/A

   Assumptions used in determining net periodic benefit costs were as follows:

                                               Pension Benefits              Other Postretirement Benefits
                                   ----------------------------------------- -----------------------------
                                                          December 31,
                                   ----------------------------------------------------------------------
                                       2013          2012          2011      2013      2012      2011
                                   ------------- ------------- -------------   -----   ----      ----
Weighted average discount rate....     4.20%         4.95%         5.80%     4.20%     4.95%     5.80%
Weighted average expected rate of
  return on plan assets...........     6.24%         7.00%         7.25%     5.76%     6.26%     7.25%
Rate of compensation increase..... 3.50% - 7.50% 3.50% - 7.50% 3.50% - 7.50%  N/A       N/A       N/A

   The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

   The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

   The weighted average expected rate of return on plan assets for use in that plan's valuation in 2014 is currently anticipated to be 6.24% for pension benefits and 5.64% for other postretirement benefits.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

                                                              December 31,
                                -------------------------------------------------------------------------
                                                 2013                                 2012
                                -------------------------------------- ----------------------------------
                                6.4% in 2014, gradually                7.8% in 2013, gradually
                                decreasing each year until 2094        decreasing each year until 2094
                                reaching the ultimate rate of 4.4% for reaching the ultimate rate of 4.4%
Pre-and Post-Medicare eligible  Pre-Medicare and 4.6% for              for Pre-Medicare and 4.6% for
  claims....................... Post-Medicare.                         Post-Medicare.

   Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2013:

                                                           One Percent  One Percent
                                                            Increase     Decrease
                                                          ------------ ------------
                                                                (In millions)
Effect on total of service and interest costs components.  $       16  $       (13)
Effect of accumulated postretirement benefit obligations.  $      237  $      (194)

 Plan Assets

   The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as defined in Note 10, based upon the significant input with the lowest level in its valuation. The following summarizes the types of assets included within the three-level fair value hierarchy presented below.

Level 1  This category includes separate
         accounts that are invested in fixed
         maturity securities, equity
         securities, derivative assets and
         short-term investments which have
         unadjusted quoted market prices in
         active markets for identical assets
         and liabilities.

Level 2  This category includes certain
         separate accounts that are primarily
         invested in liquid and readily
         marketable securities. The estimated
         fair value of such separate account
         is based upon reported NAV provided
         by fund managers and this value
         represents the amount at which
         transfers into and out of the
         respective separate account are
         effected. These separate accounts
         provide reasonable levels of price
         transparency and can be corroborated
         through observable market data.

         Certain separate accounts are
         invested in investment partnerships
         designated as hedge funds. The values
         for these separate accounts is
         determined monthly based on the NAV
         of the underlying hedge fund
         investment. Additionally, such hedge
         funds generally contain lock out or
         other waiting period provisions for
         redemption requests to be filled.
         While the reporting and redemption
         restrictions may limit the frequency
         of trading activity in separate
         accounts invested in hedge funds, the
         reported NAV, and thus the referenced
         value of the separate account,
         provides a reasonable level of price
         transparency that can be corroborated
         through observable market data.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)

         Directly held investments are
         primarily invested in U.S. and
         foreign government and corporate
         securities.

Level 3  This category includes separate
         accounts that are invested in fixed
         maturity securities, equity
         securities, derivative assets and
         other investments that provide little
         or no price transparency due to the
         infrequency with which the underlying
         assets trade and generally require
         additional time to liquidate in an
         orderly manner. Accordingly, the
         values for separate accounts invested
         in these alternative asset classes
         are based on inputs that cannot be
         readily derived from or corroborated
         by observable market data.

   The Company provides employees with benefits under various Employee Retirement Income Security Act of 1974 ("ERISA") benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of the Company's qualified pension plans are held in insurance group annuity contracts, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in insurance contracts. All of these contracts are issued by the Company and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.

   The insurance contract provider engages investment management firms ("Managers") to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the "Invested Plans") are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any given Manager.

   The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward
 (i) maximizing the Invested Plan's funded status; (ii) minimizing the volatility of the Invested Plan's funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan's investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan's assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

   Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2013 for the Invested Plans:

                                                           Pension             Postretirement Medical
                                                   -------------------------- --------------------------
                                                            Actual Allocation          Actual Allocation
                                                            -----------------          -----------------
                                                     Target   2013     2012     Target   2013     2012
                                                   -------- -------  -------  -------- -------  -------
Asset Class:
Fixed maturity securities (1).....................     75%      64%      69%      70%      52%      63%
Equity securities (2).............................     12%      23%      21%      30%      47%      37%
Alternative securities (3)........................     13%      13%      10%      --%       1%      --%
                                                            -------  -------           -------  -------
 Total assets.....................................             100%     100%              100%     100%
                                                            =======  =======           =======  =======

                                                     Postretirement Life
                                                   --------------------------
                                                            Actual Allocation
                                                            -----------------
                                                     Target   2013     2012
                                                   -------- -------  -------
Asset Class:
Fixed maturity securities (1).....................     --%      --%      --%
Equity securities (2).............................     --%      --%      --%
Alternative securities (3)........................    100%     100%     100%
                                                            -------  -------
 Total assets.....................................             100%     100%
                                                            =======  =======

--------

(1)Fixed maturity securities include primarily ABS, collateralized mortgage obligations, corporate, federal agency, foreign bonds, mortgage-backed securities, municipals, preferred stocks and U.S. government bonds.

(2)Equity securities primarily include common stock of U.S. companies.

(3)Alternative securities primarily include derivative assets, money market securities, short-term investments and other investments. Postretirement life's target and actual allocation of plan assets are all in short-term investments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   The pension and postretirement plan assets measured at estimated fair value on a recurring basis were determined as described in "-- Plan Assets." These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                       December 31, 2013
                             ---------------------------------------------------------------------
                                      Pension Benefits                       Other Postretirement Benefits
                             -----------------------------------           ---------------------------------
                               Fair Value Hierarchy                         Fair Value Hierarchy
                             -------------------------                     -----------------------
                                                                 Total                                   Total
                                                               Estimated                               Estimated
                                                                 Fair                                    Fair
                             Level 1     Level 2     Level 3     Value     Level 1   Level 2   Level 3   Value
                             --------    --------    -------   ---------   -------   -------   ------- ---------
                                                         (In millions)
Assets
Fixed maturity securities:
  Corporate................. $     --    $  1,948    $   55    $  2,003    $   --    $  170     $  1   $    171
  U.S. government bonds.....      868         156        --       1,024       135         5       --        140
  Foreign bonds.............       --         675        10         685        --        63       --         63
  Federal agencies..........       --         274        --         274        --        33       --         33
  Municipals................       --         206        --         206        --        15       --         15
  Other (1).................       --         460        19         479        --        54       --         54
                             --------    --------    ------    --------    ------    ------     ----   --------
   Total fixed maturity
     securities.............      868       3,719        84       4,671       135       340        1        476
                             --------    --------    ------    --------    ------    ------     ----   --------
Equity securities:
  Common stock - domestic...    1,064          21       139       1,224       328        --       --        328
  Common stock - foreign....      432          --        --         432       102        --       --        102
                             --------    --------    ------    --------    ------    ------     ----   --------
   Total equity securities..    1,496          21       139       1,656       430        --       --        430
                             --------    --------    ------    --------    ------    ------     ----   --------
Other investments...........       --          --       563         563        --        --       --         --
Short-term investments......       49         290        --         339        --       439       --        439
Money market securities.....        1          12        --          13         4        --       --          4
Derivative assets...........       16          14        33          63        --         3       --          3
                             --------    --------    ------    --------    ------    ------     ----   --------
       Total assets......... $  2,430    $  4,056    $  819    $  7,305    $  569    $  782     $  1   $  1,352
                             ========    ========    ======    ========    ======    ======     ====   ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


                                                       December 31, 2012
                             ---------------------------------------------------------------------
                                      Pension Benefits                Other Postretirement Benefits
                             -----------------------------------    ---------------------------------
                               Fair Value Hierarchy                  Fair Value Hierarchy
                             -------------------------              -----------------------
                                                            Total                             Total
                                                          Estimated                         Estimated
                                                            Fair                              Fair
                             Level 1     Level 2  Level 3   Value   Level 1 Level 2 Level 3   Value
                             --------    -------- ------- --------- ------- ------- ------- ---------
                                                         (In millions)
Assets
Fixed maturity securities:
  Corporate................. $     --    $  2,119 $   18  $  2,137  $   --  $  165   $  4   $    169
  U.S. government bonds.....    1,082         150     --     1,232     175       3     --        178
  Foreign bonds.............       --         714      7       721      --      51     --         51
  Federal agencies..........        1         314     --       315      --      26     --         26
  Municipals................       --         242     --       242      --      70      1         71
  Other (1).................       --         460      7       467      --      55      3         58
                             --------    -------- ------  --------  ------  ------   ----   --------
   Total fixed maturity
     securities.............    1,083       3,999     32     5,114     175     370      8        553
                             --------    -------- ------  --------  ------  ------   ----   --------
Equity securities:
  Common stock - domestic...    1,024          36    129     1,189     249       1     --        250
  Common stock - foreign....      339          --     --       339      83      --     --         83
                             --------    -------- ------  --------  ------  ------   ----   --------
   Total equity securities..    1,363          36    129     1,528     332       1     --        333
                             --------    -------- ------  --------  ------  ------   ----   --------
Other investments...........       --         110    419       529      --      --     --         --
Short-term investments......       --         200     --       200      --     432     --        432
Money market securities.....        2           9     --        11       1      --     --          1
Derivative assets...........       --           7      1         8      --       1     --          1
                             --------    -------- ------  --------  ------  ------   ----   --------
       Total assets......... $  2,448    $  4,361 $  581  $  7,390  $  508  $  804   $  8   $  1,320
                             ========    ======== ======  ========  ======  ======   ====   ========

--------

(1)Other primarily includes mortgage-backed securities, collateralized mortgage obligations and ABS.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


   A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ---------------------------------------------------------------------------------------------
                                            Pension Benefits                        Other Postretirement Benefits
-                    -------------------------------------------------------------- ------------------------------
                           Fixed Maturity          Equity                                   Fixed Maturity
                             Securities:         Securities:                                 Securities:
-                    --------------------------- -----------                        ------------------------------
                                                   Common
                               Foreign             Stock -      Other    Derivative
                     Corporate  Bonds  Other (1)  Domestic   Investments   Assets   Corporate Municipals Other (1)
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- ---------
                                                             (In millions)
Year Ended December
 31, 2013:
Balance at January
 1,.................   $  18    $  7     $  7      $  129      $  419      $   1      $  4       $  1      $  3
Realized gains
 (losses)...........      --      --       --         (1)          --        (2)        --         --       (3)
Unrealized gains
 (losses)...........     (2)       1       --           9          56       (17)        --         --         4
Purchases, sales,
 issuances and
 settlements, net...      17     (3)       11           2        (58)         51       (3)        (1)       (4)
Transfers into
 and/or out of
 Level 3............      22       5        1          --         146         --        --         --        --
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- ---------
Balance at December
 31,................   $  55    $ 10     $ 19      $  139      $  563      $  33      $  1       $ --      $ --
                     ========= ======= ========= =========== =========== ========== ========= ========== =========

                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     --------------------------------------------------------------------------------------------------------
                                            Pension Benefits                              Other Postretirement Benefits
-                    -------------------------------------------------------------- -----------------------------------------
                           Fixed Maturity          Equity                                   Fixed Maturity
                             Securities:         Securities:                                 Securities:
-                    --------------------------- -----------                        ------------------------------
                                                   Common
                               Foreign             Stock -      Other    Derivative                                Derivative
                     Corporate  Bonds  Other (1)  Domestic   Investments   Assets   Corporate Municipals Other (1)   Assets
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- --------- ----------
                                                                  (In millions)
Year Ended
 December 31, 2012:
Balance at
 January 1,.........   $  30    $   5    $   2     $  194      $  501       $  4      $  4       $  1      $  5       $  1
Realized gains
 (losses)...........      --       --       --       (25)          52          4        --         --       (2)          2
Unrealized gains
 (losses)...........     (1)        8        1          9        (38)        (6)        --         --         2        (2)
Purchases, sales,
 issuances and
 settlements, net...    (11)      (6)        4       (49)        (96)        (1)        --         --       (2)        (1)
Transfers into
 and/or out of
 Level 3............      --       --       --         --          --         --        --         --        --         --
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- --------- ----------
Balance at
 December 31,.......   $  18    $   7    $   7     $  129      $  419       $  1      $  4       $  1      $  3       $ --
                     ========= ======= ========= =========== =========== ========== ========= ========== ========= ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)

                                     Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     --------------------------------------------------------------------------------------------------------
                                            Pension Benefits                              Other Postretirement Benefits
-                    -------------------------------------------------------------- -----------------------------------------
                           Fixed Maturity          Equity                                   Fixed Maturity
                             Securities:         Securities:                                 Securities:
-                    --------------------------- -----------                        ------------------------------
                                                   Common
                               Foreign             Stock -      Other    Derivative                                Derivative
                     Corporate  Bonds  Other (1)  Domestic   Investments   Assets   Corporate Municipals Other (1)   Assets
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- --------- ----------
                                                                  (In millions)
Year Ended
 December 31, 2011:
Balance at
 January 1,.........   $  45    $  4     $  2       $ 228       $ 446       $(1)       $ 4       $ 1       $  6       $--
Realized gains
 (losses)...........      --      --      (1)        (57)          80          1        --        --        (1)        --
Unrealized gains
 (losses)...........     (3)     (2)        1         110          42          6        --        --          1         1
Purchases, sales,
 issuances and
 settlements, net...    (13)       3      (1)        (87)        (67)        (2)        --        --        (1)        --
Transfers into
 and/or out of
 Level 3............       1      --        1          --          --         --        --        --         --        --
                     --------- ------- --------- ----------- ----------- ---------- --------- ---------- --------- ----------
Balance at
 December 31,.......   $  30    $  5     $  2       $ 194       $ 501       $  4       $ 4       $ 1       $  5       $ 1
                     ========= ======= ========= =========== =========== ========== ========= ========== ========= ==========

--------

(1)Other includes ABS and collateralized mortgage obligations.

 Expected Future Contributions and Benefit Payments

   It is the Company's practice to make contributions to the qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2014. The Company expects to make discretionary contributions to the qualified pension plan of $210 million in 2014. For information on employer contributions, see "-- Obligations and Funded Status."

   Benefit payments due under the non-qualified pension plans are primarily funded from the Company's general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The Company expects to make contributions of $70 million to fund the benefit payments in 2014.

   Postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the Company; or (iii) both. Current regulations do not require funding for these benefits. The Company uses its general assets, net of participant's contributions, to pay postretirement medical claims as they come due in lieu of utilizing any plan assets. The Company expects to make contributions of $50 million towards benefit obligations in 2014 to pay postretirement medical claims.

   Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

                                                 Other
                                  Pension    Postretirement
                                  Benefits      Benefits
                                ------------ --------------
                                       (In millions)
                     2014...... $        447   $       85
                     2015...... $        458   $       87
                     2016...... $        470   $       87
                     2017...... $        496   $       90
                     2018...... $        503   $       94
                     2019-2023. $      2,787   $      527

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Employee Benefit Plans (continued)


 Additional Information

   As previously discussed, most of the assets of the pension and other postretirement benefit plans are held in group annuity and life insurance contracts issued by the Company. Total revenues from these contracts recognized in the consolidated statements of operations were $49 million, $54 million and $47 million for the years ended December 31, 2013, 2012 and 2011, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $20 million, $867 million and $885 million for the years ended December 31, 2013, 2012 and 2011, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

Defined Contribution Plans

  The Company sponsors defined contribution plans for substantially all Company employees under which a portion of employee contributions are matched. The Company contributed $84 million, $83 million and $73 million for the years ended December 31, 2013, 2012 and 2011, respectively.

16. Income Tax

   The provision for income tax from continuing operations was as follows:

                                                     Years Ended December 31,
                                                     ------------------------
                                                      2013    2012     2011
  -                                                  ------ -------- --------
                                                          (In millions)
  Current:
   Federal.......................................... $  789 $    675 $    551
   State and local..................................      2        2        2
   Foreign..........................................    176      176      116
                                                     ------ -------- --------
     Subtotal.......................................    967      853      669
                                                     ------ -------- --------
  Deferred:
   Federal..........................................  (411)      346      769
   Foreign..........................................    125    (144)       22
                                                     ------ -------- --------
     Subtotal.......................................  (286)      202      791
                                                     ------ -------- --------
       Provision for income tax expense (benefit)... $  681 $  1,055 $  1,460
                                                     ====== ======== ========

   The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                 Years Ended December 31,
                                                --------------------------
                                                  2013     2012     2011
                                                -------- -------- --------
                                                      (In millions)
     Income (loss) from continuing operations:
      Domestic................................. $  2,540 $  3,153 $  4,291
      Foreign..................................      282      545      453
                                                -------- -------- --------
        Total.................................. $  2,822 $  3,698 $  4,744
                                                ======== ======== ========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                  Years Ended December 31,
                                                  ------------------------
                                                   2013    2012     2011
                                                  ------ -------- --------
                                                       (In millions)
      Tax provision at U.S. statutory rate....... $  988 $  1,294 $  1,660
      Tax effect of:
       Dividend received deduction...............   (66)     (75)     (71)
       Tax-exempt income.........................   (42)     (43)     (31)
       Prior year tax............................     29       10       10
       Low income housing tax credits............  (190)    (142)     (97)
       Other tax credits.........................   (44)     (18)     (22)
       Foreign tax rate differential.............      2        3        2
       Change in valuation allowance.............    (4)       13       --
       Other, net................................      8       13        9
                                                  ------ -------- --------
      Provision for income tax expense (benefit). $  681 $  1,055 $  1,460
                                                  ====== ======== ========

   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                          December 31,
                                                      ---------------------
                                                         2013       2012
                                                      ---------- ----------
                                                          (In millions)
    Deferred income tax assets:
     Policyholder liabilities and receivables........ $    1,823 $    2,495
     Net operating loss carryforwards................         64         35
     Employee benefits...............................        649      1,075
     Capital loss carryforwards......................         14         17
     Tax credit carryforwards........................        909        372
     Litigation-related and government mandated......        223        175
     Other...........................................        349        198
                                                      ---------- ----------
       Total gross deferred income tax assets........      4,031      4,367
     Less: Valuation allowance.......................         72         52
                                                      ---------- ----------
       Total net deferred income tax assets..........      3,959      4,315
                                                      ---------- ----------
    Deferred income tax liabilities:
     Investments, including derivatives..............      2,021      2,283
     DAC and VOBA....................................      1,677      1,629
     Net unrealized investment gains.................      2,019      3,412
     Other...........................................         27         27
                                                      ---------- ----------
       Total deferred income tax liabilities.........      5,744      7,351
                                                      ---------- ----------
         Net deferred income tax asset (liability)... $  (1,785) $  (3,036)
                                                      ========== ==========

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Income Tax (continued)


   The following table sets forth the domestic, state, and foreign net operating and capital loss carryforwards for tax purposes at December 31, 2013.

                   Net Operating Loss                 Capital Loss
                      Carryforwards                   Carryforwards
             ------------------------------- -------------------------------
                Amount        Expiration        Amount        Expiration
             ------------- ----------------- ------------- -----------------
             (In millions)                   (In millions)
   Domestic.   $      46   Beginning in 2018   $      --   N/A
   State....   $     150   N/A                 $      --   N/A
   Foreign..   $      69   Beginning in 2027   $      40   Beginning in 2014

   Foreign tax credit carryforwards of $357 million at December 31, 2013 will expire beginning in 2021. General business credits of $552 million will expire beginning in 2030.

   The Company has recorded valuation allowance decreases related to tax expense of $1 million related to certain state and foreign net operating loss carryforwards, $3 million related to certain foreign capital loss carryforwards, and charges of $24 million related to certain other deferred tax assets. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating and capital loss carryforwards and certain state net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable.

   The Company participates in a tax sharing agreement with MetLife, Inc. as described in Note 1. Pursuant to this tax sharing agreement, the amount due to affiliates included $157 million for the year ended December 31, 2013. The amounts due from affiliates included $14 million and $34 million for the years ended December 31, 2012 and 2011, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state, or local income tax examinations in major taxing jurisdictions for years prior to 2003, except for 2000 through 2002 where the IRS has disallowed certain tax credits claimed and the Company continues to protest. The IRS audit cycle for the years 2003 through 2006, which began in April 2010, is expected to conclude in 2014.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Income Tax (continued)


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                           Years Ended December 31,
                                                                          --------------------------
                                                                            2013     2012     2011
                                                                          -------- -------- --------
                                                                                (In millions)
Balance at January 1,.................................................... $    532 $    525 $    499
Additions for tax positions of prior years...............................       50       27       26
Reductions for tax positions of prior years..............................      (4)      (5)       --
Additions for tax positions of current year..............................        3       --        1
Reductions for tax positions of current year.............................       --       --      (1)
Settlements with tax authorities.........................................     (49)     (15)       --
                                                                          -------- -------- --------
Balance at December 31,.................................................. $    532 $    532 $    525
                                                                          ======== ======== ========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    491 $    466 $    459
                                                                          ======== ======== ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest was as follows:

                                                                  Years Ended December 31,
                                                                  ----------------------
                                                                   2013      2012   2011
                                                                  -------   ------ -------
                                                                      (In millions)
Interest recognized in the consolidated statements of operations. $    17   $    8 $    27

                                                                             December 31,
                                                                            --------------
                                                                             2013   2012
                                                                            ------ -------
                                                                            (In millions)
Interest included in other liabilities in the consolidated balance sheets.. $  228 $   211

   The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $53 million and $70 million, respectively, related to the separate account DRD. The 2013 benefit included an expense of $7 million related to a true-up of the 2012 tax return. The 2012 benefit included a benefit of $2 million related to a true-up of the 2011 tax return.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


17. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2013. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known to management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

  Matters as to Which an Estimate Can Be Made

    For some of the matters disclosed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2013, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $360 million.

  Matters as to Which an Estimate Cannot Be Made

    For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Asbestos-Related Claims

    Metropolitan Life Insurance Company is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life Insurance Company has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life Insurance Company issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life Insurance Company's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life Insurance Company learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life Insurance Company believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life Insurance Company. Metropolitan Life Insurance Company employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling individual or groups of claims or lawsuits under appropriate circumstances.

    Claims asserted against Metropolitan Life Insurance Company have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life Insurance Company's defenses (beyond denial of certain factual allegations) include that: (i) Metropolitan Life Insurance Company owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs;
  (ii) plaintiffs did not rely on any actions of Metropolitan Life Insurance Company; (iii) Metropolitan Life Insurance Company's conduct was not the cause of the plaintiffs' injuries; (iv) plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. During the course of the litigation, certain trial courts have granted motions dismissing claims against Metropolitan Life Insurance Company, while other trial courts have denied Metropolitan Life Insurance Company's motions. There can be no assurance that Metropolitan Life Insurance Company will receive favorable decisions on motions in the future. While most cases brought to date have settled, Metropolitan Life Insurance Company intends to continue to defend aggressively against claims based on asbestos exposure, including defending claims at trials.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


   The approximate total number of asbestos personal injury claims pending against Metropolitan Life Insurance Company as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims at or during those years are set forth in the following table:

                                                        December 31,
                                                --------------------------------------
                                                  2013         2012         2011
                                                 ---------    ---------    ---------
                                                (In millions, except number of claims)
   Asbestos personal injury claims at year end.    67,983       65,812       66,747
   Number of new claims during the year........     5,898        5,303        4,972
   Settlement payments during the year (1)..... $    37.0    $    36.4    $    34.2

--------

(1)Settlement payments represent payments made by MLIC during the year in connection with settlements made in that year and in prior years. Amounts do not include MLIC's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

   The number of asbestos cases that may be brought, the aggregate amount of any liability that Metropolitan Life Insurance Company may incur, and the total amount paid in settlements in any given year are uncertain and may vary significantly from year to year.

   The ability of Metropolitan Life Insurance Company to estimate its ultimate asbestos exposure is subject to considerable uncertainty, and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life Insurance Company when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

   The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be probable and reasonably estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material effect on the Company's financial position.

   The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life Insurance Company's recorded asbestos liability is based on its estimation of the following elements, as informed by the facts presently known to it, its understanding of current law and its past experiences: (i) the probable and reasonably estimable liability for asbestos claims already asserted against Metropolitan Life Insurance Company, including claims settled but not yet paid; (ii) the probable and reasonably estimable liability for asbestos claims not yet

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

 asserted against Metropolitan Life Insurance Company, but which Metropolitan Life Insurance Company believes are reasonably probable of assertion; and
 (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life Insurance Company's analysis of the adequacy of its recorded liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

   Metropolitan Life Insurance Company reevaluates on a quarterly and annual basis its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants and the jurisdictions in which claims are pending. Based upon its reevaluation of its exposure from asbestos litigation, Metropolitan Life Insurance Company has updated its liability analysis for asbestos-related claims through December 31, 2013. The frequency of severe claims relating to asbestos has not declined as expected, and Metropolitan Life Insurance Company has reflected this in its provisions. Accordingly, Metropolitan Life Insurance Company increased its recorded liability for asbestos related claims from $417 million to $572 million at December 31, 2013.

  Regulatory Matters

    The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general or other state governmental authorities; federal regulators, including the U.S. Securities and Exchange Commission ("SEC") ; federal governmental authorities, including congressional committees; and the Financial Industry Regulatory Authority ("FINRA") seeking a broad range of information. The issues involved in information requests and regulatory matters vary widely. The Company cooperates in these inquiries.

   In the Matter of Chemform, Inc. Site, Pompano Beach, Broward County, Florida

    In July 2010, the Environmental Protection Agency ("EPA") advised Metropolitan Life Insurance Company that it believed payments were due under two settlement agreements, known as "Administrative Orders on Consent," that New England Mutual Life Insurance Company ("New England Mutual") signed in 1989 and 1992 with respect to the cleanup of a Superfund site in Florida (the "Chemform Site"). The EPA originally contacted Metropolitan Life Insurance Company (as successor to New England Mutual) and a third party in 2001, and advised that they owed additional clean-up costs for the Chemform Site. The matter was not resolved at that time. The EPA is requesting payment of an amount under $1 million from Metropolitan Life Insurance Company and such third party for past costs and an additional amount for future environmental testing costs at the Chemform Site. In June 2012, the EPA, Metropolitan Life Insurance Company and the third party executed an Administrative Order on Consent under which Metropolitan Life Insurance Company and the third party have agreed to be responsible for certain environmental testing at the Chemform site. The Company estimates that its costs for the environmental testing will not exceed $100,000. The June 2012 Administrative Order on Consent does not resolve the EPA's claim for past clean-up costs. The EPA may seek additional costs if the environmental testing identifies issues. The Company estimates that the aggregate cost to resolve this matter will not exceed $1 million.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


   Metco Site, Hicksville, Nassau County, New York

    On February 22, 2012, the New York State Department of Environmental Conservation ("Department of Environmental Conservation") issued a notice to Metropolitan Life Insurance Company, as purported successor in interest to New England Mutual, that it is a potentially responsible party with respect to hazardous substances and hazardous waste located on a property that New England Mutual owned for a time in 1978. Metropolitan Life Insurance Company has responded to the Department of Environmental Conservation and asserted that it is not a potentially responsible party under the law.

   Sales Practices Regulatory Matters.

    Regulatory authorities in a small number of states and FINRA, and occasionally the SEC, have had investigations or inquiries relating to sales of individual life insurance policies or annuities or other products by Metropolitan Life Insurance Company, NELICO, GALIC, and broker dealer New England Securities Corporation. These investigations often focus on the conduct of particular financial services representatives and the sale of unregistered or unsuitable products or the misuse of client assets. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief, including restitution payments. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for these sales practices-related investigations or inquiries.

  Unclaimed Property Litigation and Inquiries

    In 2012, MetLife, Inc., for itself and on behalf of entities including Metropolitan Life Insurance Company, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife, Inc. and certain of its affiliates, including Metropolitan Life Insurance Company, for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. In the first quarter of 2012, the Company recorded a $47 million after tax charge for the multistate examination payment and the expected acceleration of benefit payments to policyholders under the settlements. On September 20, 2012, the West Virginia Treasurer filed an action against Metropolitan Life Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. Metropolitan Life Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-295) alleging that Metropolitan Life Insurance Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On
  November 21, 2012 and January 9, 2013, the Treasurer filed substantially identical suits against NELICO and GALIC, respectively. On December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has filed a notice to appeal the dismissal order. At least one other jurisdiction is pursuing a market conduct examination concerning compliance with unclaimed property statutes. It is possible that other jurisdictions may pursue similar examinations, audits, or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


  Total Asset Recovery Services, LLC on behalf of the State of Florida v. MetLife, Inc., et. al. (Cir. Ct. Leon County, FL, filed October 27, 2010)

    Alleging that MetLife, Inc. and another company have violated the Florida Disposition of Unclaimed Property law by failing to escheat to Florida benefits of 9,022 life insurance contracts, Total Asset Recovery Services, LLC ("the Relator") has brought an action under the Florida False Claims Act seeking to recover damages on behalf of Florida. The action had been sealed by court order until December 17, 2012. The Relator alleges that the aggregate damages attributable to MetLife, Inc., including statutory damages and treble damages, are $767 million. The Relator also bases its damage calculation in part on its assumption that the average face amount of the subject policies is $120,000. MetLife, Inc. strongly disputes this assumption, the Relator's alleged damages amounts, and other allegations in the complaint. On December 14, 2012, the Florida Attorney General apprised the court that the State of Florida declined to intervene in the action and noted that the allegations in the complaint ". . . are very similar (if not identical) to those raised in regulatory investigations of the defendants that predated the filing of the action" and that those regulatory investigations have been resolved. On August 20, 2013, the court granted defendants' motion to dismiss the action. The Relator has appealed the dismissal.

  Total Control Accounts Litigation

    Metropolitan Life Insurance Company is a defendant in a consolidated lawsuit related to its use of retained asset accounts, known as Total Control Accounts ("TCA"), as a settlement option for death benefits.

  Keife, et al. v. Metropolitan Life Insurance Company (D. Nev., filed in state court on July 30, 2010 and removed to federal court on September 7, 2010); and Simon v. Metropolitan Life Insurance Company (D. Nev., filed November 3,
  2011)

    These putative class action lawsuits, which have been consolidated, raise breach of contract claims arising from Metropolitan Life Insurance Company's use of the TCA to pay life insurance benefits under the Federal Employees' Group Life Insurance program. On March 8, 2013, the court granted Metropolitan Life Insurance Company's motion for summary judgment. Plaintiffs have appealed that decision to the United States Court of Appeals for the Ninth Circuit.

  Other Litigation

  Merrill Haviland, et al. v. Metropolitan Life Insurance Company (E.D. Mich., removed to federal court on July 22, 2011)

    This lawsuit was filed by 45 retired General Motors ("GM") employees against Metropolitan Life Insurance Company and the amended complaint includes claims for conversion, unjust enrichment, breach of contract, fraud, intentional infliction of emotional distress, fraudulent insurance acts, unfair trade practices, and ERISA claims based upon GM's 2009 reduction of the employees' life insurance coverage under GM's ERISA-governed plan. The complaint includes a count seeking class action status. Metropolitan Life Insurance Company is the insurer of GM's group life insurance plan and administers claims under the plan. According to the complaint, Metropolitan Life Insurance Company had previously provided plaintiffs with a "written guarantee" that their life insurance benefits under the GM plan would not be reduced for the rest of

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  their lives. On June 26, 2012, the district court granted Metropolitan Life Insurance Company's motion to dismiss the complaint. Plaintiffs appealed and the United States Court of Appeals for the Sixth Circuit affirmed the dismissal of the action on September 12, 2013.

  McGuire v. Metropolitan Life Insurance Company (E.D. Mich., filed February 22, 2012)

    This lawsuit was filed by the fiduciary for the Union Carbide Employees' Pension Plan and alleges that Metropolitan Life Insurance Company, which issued annuity contracts to fund some of the benefits the Plan provides, engaged in transactions that ERISA prohibits and violated duties under ERISA and federal common law by determining that no dividends were payable with respect to the contracts from and after 1999. On September 26, 2012, the court denied Metropolitan Life Insurance Company's motion to dismiss the complaint. The trial has been scheduled for June 2014.

  Sun Life Assurance Company of Canada Indemnity Claim

    In 2006, Sun Life Assurance Company of Canada ("Sun Life"), as successor to the purchaser of Metropolitan Life Insurance Company's Canadian operations, filed a lawsuit in Toronto, seeking a declaration that Metropolitan Life Insurance Company remains liable for "market conduct claims" related to certain individual life insurance policies sold by Metropolitan Life Insurance Company and that have been transferred to Sun Life. Sun Life had asked that the court require Metropolitan Life Insurance Company to indemnify Sun Life for these claims pursuant to indemnity provisions in the sale agreement for the sale of Metropolitan Life Insurance Company's Canadian operations entered into in June of 1998. In January 2010, the court found that Sun Life had given timely notice of its claim for indemnification but, because it found that Sun Life had not yet incurred an indemnifiable loss, granted Metropolitan Life Insurance Company's motion for summary judgment. Both parties appealed but subsequently agreed to withdraw the appeal and consider the indemnity claim through arbitration. In September 2010, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Toronto, Fehr v. Sun Life Assurance Co. (Super. Ct., Ontario, September 2010), alleging sales practices claims regarding the same individual policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. An amended class action complaint in that case was served on Sun Life, again without naming Metropolitan Life Insurance Company as a party. On August 30, 2011, Sun Life notified Metropolitan Life Insurance Company that a purported class action lawsuit was filed against Sun Life in Vancouver, Alamwala v. Sun Life Assurance Co. (Sup. Ct., British Columbia, August 2011), alleging sales practices claims regarding certain of the same policies sold by Metropolitan Life Insurance Company and transferred to Sun Life. Sun Life contends that Metropolitan Life Insurance Company is obligated to indemnify Sun Life for some or all of the claims in these lawsuits. These sales practices cases against Sun Life are ongoing and the Company is unable to estimate the reasonably possible loss or range of loss arising from this litigation.

  C-Mart, Inc. v. Metropolitan Life Ins. Co., et al. (S.D. Fla., January 10,
  2013). Cadenasso v. Metropolitan Life Insurance Co., et al. (N.D. Cal., November 26, 2013).

    Plaintiffs filed these lawsuits against defendants, including Metropolitan Life Insurance Company and a former MetLife financial services representative, alleging that the defendants sent unsolicited fax advertisements to plaintiff and others in violation of the Telephone Consumer Protection Act, as amended by the Junk Fax Prevention Act, 47 U.S.C. (S) 227 ("TCPA"). In the C-Mart case, the court granted plaintiff's

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)

  motion to certify a class of approximately 36,000 persons in Missouri who, during the period of August 7, 2012 through September 6, 2012, were allegedly sent an unsolicited fax in violation of the TCPA. Trial is set for May 2014. In the Cadenasso case, plaintiff seeks certification of a nationwide class of persons (except for Missouri residents) who were allegedly sent millions of unsolicited faxes in violation of the TCPA. In both cases, plaintiffs seek an award of statutory damages under the TCPA in the amount of $500 for each violation and to have such damages trebled.

  Sales Practices Claims

    Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

  Summary

    Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2013    2012
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    46 $    85
  Premium tax offsets currently available for paid assessments.      54      12
                                                                ------- -------
                                                                $   100 $    97
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    67 $   136
                                                                ======= =======

   On September 1, 2011, the New York State Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan involves the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also provides additional industry support for certain ELNY policyholders. The Company recorded a net charge (benefit) of ($23) million, $22 million and $21 million, net of income tax, during the years ended December 31, 2013, 2012 and 2011, respectively, related to ELNY.

Commitments

  Leases

    The Company, as lessee, has entered into various lease and sublease agreements for office space, information technology and other equipment. Future minimum gross rental payments relating to these lease arrangements are as follows:

                                          Amount
                                       -------------
                                       (In millions)
                           2014.......   $    232
                           2015.......        204
                           2016.......        171
                           2017.......        128
                           2018.......        114
                           Thereafter.        757
                                         --------
                           Total......   $  1,606
                                         ========

    Total minimum rentals to be received in the future under non-cancelable subleases are $131 million as of December 31, 2013.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

17. Contingencies, Commitments and Guarantees (continued)


 Commitments to Fund Partnership Investments

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $2.7 billion and $2.2 billion at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3.1 billion and $2.7 billion at December 31, 2013 and 2012, respectively.

 Commitments to Fund Bank Credit Facilities, Bridge Loans and Private Corporate Bond Investments

   The Company commits to lend funds under bank credit facilities, bridge loans and private corporate bond investments. The amounts of these unfunded commitments were $687 million and $971 million at December 31, 2013 and 2012, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $800 million, with a cumulative maximum of $1.0 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company's recorded liabilities were $3 million and $4 million at December 31, 2013 and 2012, respectively, for indemnities, guarantees and commitments.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


18. Quarterly Results of Operations (Unaudited)

  The unaudited quarterly results of operations for 2013 and 2012 are summarized in the table below:

                                                                               Three Months Ended
                                                                  ---------------------------------------------
                                                                  March 31, June 30, September 30, December 31,
                                                                  --------- -------- ------------- ------------
                                                                                  (In millions)
2013:
Total revenues................................................... $  8,766  $  8,632   $  8,018      $  9,884
Total expenses................................................... $  7,843  $  7,771   $  7,758      $  9,106
Income (loss) from continuing operations, net of income tax...... $    673  $    646   $    242      $    580
Income (loss) from discontinued operations, net of income tax.... $     --  $     --   $     --      $      1
Net income (loss)................................................ $    673  $    646   $    242      $    581
Less: Net income (loss) attributable to noncontrolling interests. $    (1)  $      3   $    (5)      $    (4)
Net income (loss) attributable to Metropolitan Life
  Insurance Company.............................................. $    674  $    643   $    247      $    585
2012:
Total revenues................................................... $  7,635  $ 10,048   $  8,159      $ 10,204
Total expenses................................................... $  7,502  $  7,656   $  7,639      $  9,551
Income (loss) from continuing operations, net of income tax...... $    139  $  1,605   $    396      $    503
Income (loss) from discontinued operations, net of income tax.... $     14  $      3   $     --      $     23
Net income (loss)................................................ $    153  $  1,608   $    396      $    526
Less: Net income (loss) attributable to noncontrolling interests. $     --  $      4   $    (6)      $      4
Net income (loss) attributable to Metropolitan Life
  Insurance Company.............................................. $    153  $  1,604   $    402      $    522

19. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include personnel, policy administrative functions and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $2.4 billion, $2.6 billion and $2.8 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements recorded in universal life and investment-type product policy fees were $127 million, $108 million and $94 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements recorded in other revenues were $142 million, $113 million and $46 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company also entered into agreements with affiliates to provide additional services necessary to conduct the affiliates' activities. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses incurred by the Company related to these agreements, included in other expenses, were $1.4 billion, $1.6 billion and $1.6 billion for the years ended December 31, 2013, 2012 and 2011, respectively, and were reimbursed to the Company by these affiliates.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

19. Related Party Transactions (continued)


  The Company had net payables to affiliates, related to the items discussed above, of $327 million and $346 million at December 31, 2013 and 2012, respectively.

  See Notes 6, 8 and 12 for additional information on related party transactions.

20. Subsequent Events

  In the second quarter of 2013, MetLife, Inc. announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged are MICC, MLI-USA and MLIIC, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter, a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MICC, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013, resulting in a redistribution of assets held in trust and the cancellation of outstanding letters of credit which were no longer required. Effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MICC withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MICC reinsured with Metropolitan Life Insurance Company all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, Metropolitan Life Insurance Company recorded a funds withheld asset, included in other invested assets, of $100 million, a deposit liability, included in other liabilities, of $448 million, an assumed reserve, included in policyholder account balances, of $100 million, and received cash and investments of $448 million from MICC. On December 31, 2013, MICC deposited qualifying investments into a custodial account, which became restricted to secure MICC's remaining New York policyholder liabilities not covered by such reinsurance on January 1, 2014. In anticipation of establishing this custodial account with qualifying investments, Metropolitan Life Insurance Company transferred investments with an estimated fair value of $751 million to MICC and received from MICC qualifying investments with an estimated fair value of $739 million and cash of $12 million in the fourth quarter of 2013. See Note 8. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

  At December 31, 2013, the Company consolidated the MetLife Core Property Fund, a newly formed open ended core real estate fund. As a result of the quarterly reassessment in the first quarter of 2014, it was determined that the MetLife Core Property Fund no longer meets the requirements of a consolidated VIE; accordingly, it will be deconsolidated effective March 31, 2014. See Note 8.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2013
                                 (In millions)

                                                                                  Amount at
                                                   Cost or       Estimated Fair Which Shown on
Types of Investments                          Amortized Cost (1)     Value      Balance Sheet
--------------------                          ------------------ -------------- --------------
Fixed maturity securities:
Bonds:
Foreign government securities................    $      3,040     $      3,530   $      3,530
U.S. Treasury and agency securities..........          29,508           30,544         30,544
Public utilities.............................          14,765           16,267         16,267
State and political subdivision securities...           5,386            5,777          5,777
All other corporate bonds....................          71,126           75,299         75,299
                                                 ------------     ------------   ------------
Total bonds..................................         123,825          131,417        131,417
Mortgage-backed and asset-backed securities..          40,111           40,910         40,910
Redeemable preferred stock...................           1,435            1,419          1,419
                                                 ------------     ------------   ------------
Total fixed maturity securities..............         165,371          173,746        173,746
                                                 ------------     ------------   ------------
Trading and fair value option securities.....             718              723            723
                                                 ------------     ------------   ------------
Equity securities:
Common stock:
Industrial, miscellaneous and all other......           1,070            1,164          1,164
Non-redeemable preferred stock...............             743              728            728
                                                 ------------     ------------   ------------
Total equity securities......................           1,813            1,892          1,892
                                                 ------------     ------------   ------------
Mortgage loans:
Held-for-investment..........................          46,021                          46,021
Held-for-sale................................               3                               3
                                                 ------------                    ------------
Mortgage loans, net..........................          46,024                          46,024
                                                 ------------                    ------------
Policy loans.................................           8,421                           8,421
Real estate and real estate joint ventures...           7,449                           7,449
Real estate acquired in satisfaction of debt.             349                             349
Other limited partnership interests..........           4,716                           4,716
Short-term investments.......................           5,962                           5,962
Other invested assets........................          10,589                          10,589
                                                 ------------                    ------------
Total investments............................    $    251,412                    $    259,871
                                                 ============                    ============

--------

(1)The Company's trading and fair value option securities portfolio is mainly comprised of fixed maturity and equity securities, including mutual funds and, to a lesser extent, short-term investments and cash and cash equivalents. Cost or amortized cost for fixed maturity securities and mortgage loans held-for-investment represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                              Future Policy Benefits,
                               Other Policy-Related
                       DAC         Balances and       Policyholder Policyholder
                       and     Policyholder Dividend    Account     Dividends       Unearned       Unearned
Segment                VOBA         Obligation          Balances     Payable    Premiums (1), (2) Revenue (1)
-------              -------- ----------------------- ------------ ------------ ----------------- -----------
2013
Retail.............. $  5,990       $   62,912         $  30,434      $  601         $   36         $  507
Group, Voluntary &
  Worksite Benefits.      333           19,460             8,575          --            236             --
Corporate Benefit
  Funding...........       93           36,452            53,489          --             --             31
Corporate & Other...       --              581                --          --              1             --
                     --------       ----------         ---------      ------         ------         ------
Total............... $  6,416       $  119,405         $  92,498      $  601         $  273         $  538
                     ========       ==========         =========      ======         ======         ======
2012
Retail.............. $  5,407       $   64,757         $  31,393      $  610         $   36         $  539
Group, Voluntary &
  Worksite Benefits.      337           19,599             8,918          --            248             --
Corporate Benefit
  Funding...........       88           38,645            54,406          --             --             38
Corporate & Other...       --              476                (1)         --             --             --
                     --------       ----------         ---------      ------         ------         ------
Total............... $  5,832       $  123,477         $  94,716      $  610         $  284         $  577
                     ========       ==========         =========      ======         ======         ======
2011
Retail.............. $  5,921       $   63,460         $  31,811      $  659         $   38         $  556
Group, Voluntary &
  Worksite Benefits.      342           18,207             9,273          --            226             --
Corporate Benefit
  Funding...........       76           36,004            47,748          --             --             47
Corporate & Other...        2              457                24          --             --             --
                     --------       ----------         ---------      ------         ------         ------
Total............... $  6,341       $  118,128         $  88,856      $  659         $  264         $  603
                     ========       ==========         =========      ======         ======         ======

--------

(1)Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2)Includes premiums received in advance.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Schedule III -- (Continued)
               Consolidated Supplementary Insurance Information
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                                                              Policyholder
                                                              Benefits and
                                       Premium                 Claims and     Amortization of
                                       Revenue      Net     Interest Credited  DAC and VOBA      Other
                                      and Policy Investment  to Policyholder    Charged to     Operating
Segment                                Charges     Income   Account Balances  Other Expenses  Expenses (1)
-------                               ---------- ---------- ----------------- --------------- ------------
2013
Retail............................... $   5,456  $   5,067      $   6,059         $  217        $  2,971
Group, Voluntary & Worksite Benefits.    14,420      1,618         13,346             25           1,970
Corporate Benefit Funding............     2,886      4,680          5,813             19             474
Corporate & Other....................        76        420             67             --           1,517
                                      ---------  ---------      ---------         ------        --------
Total................................ $  22,838  $  11,785      $  25,285         $  261        $  6,932
                                      =========  =========      =========         ======        ========
2012
Retail............................... $   5,379  $   5,113      $   6,121         $  948        $  3,067
Group, Voluntary & Worksite Benefits.    13,937      1,540         12,747             29           1,878
Corporate Benefit Funding............     2,802      4,636          5,792             12             421
Corporate & Other....................         1        563             (1)             2           1,332
                                      ---------  ---------      ---------         ------        --------
Total................................ $  22,119  $  11,852      $  24,659         $  991        $  6,698
                                      =========  =========      =========         ======        ========
2011
Retail............................... $   5,397  $   5,183      $   6,099         $  765        $  3,302
Group, Voluntary & Worksite Benefits.    13,117      1,545         12,058             95           1,753
Corporate Benefit Funding............     1,975      4,478          4,892             14             461
Corporate & Other....................         1        409              4              1           1,435
                                      ---------  ---------      ---------         ------        --------
Total................................ $  20,490  $  11,615      $  23,053         $  875        $  6,951
                                      =========  =========      =========         ======        ========

--------

(1)Includes other expenses and policyholder dividends, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                      Metropolitan Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                                                                                  % Amount
                               Gross Amount   Ceded     Assumed    Net Amount  Assumed to Net
                               ------------ ---------- ---------- ------------ --------------
2013
Life insurance in-force....... $  2,940,853 $  401,576 $  844,946 $  3,384,223      25.0%
                               ============ ========== ========== ============
Insurance premium
Life insurance................ $     13,820 $    1,187 $    1,423 $     14,056      10.1%
Accident and health insurance.        6,470         97         46        6,419       0.7%
                               ------------ ---------- ---------- ------------
Total insurance premium....... $     20,290 $    1,284 $    1,469 $     20,475       7.2%
                               ============ ========== ========== ============
2012
Life insurance in-force....... $  2,914,815 $  417,026 $  785,391 $  3,283,180      23.9%
                               ============ ========== ========== ============
Insurance premium
Life insurance................ $     18,982 $      756 $      794 $     19,020       4.2%
Accident and health insurance.          839        535        556          860      64.6%
                               ------------ ---------- ---------- ------------
Total insurance premium....... $     19,821 $    1,291 $    1,350 $     19,880       6.8%
                               ============ ========== ========== ============
2011
Life insurance in-force....... $  2,883,535 $  436,286 $  766,216 $  3,213,465      23.8%
                               ============ ========== ========== ============
Insurance premium
Life insurance................ $     17,572 $      862 $      694 $     17,404       4.0%
Accident and health insurance.          863        525        546          884      61.8%
                               ------------ ---------- ---------- ------------
Total insurance premium....... $     18,435 $    1,387 $    1,240 $     18,288       6.8%
                               ============ ========== ========== ============

  For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $26.1 billion and $259.6 billion, respectively, and life insurance premiums of $45 million and $451 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $27.4 billion and $230.6 billion, respectively, and life insurance premiums of $54 million and $319 million, respectively. For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $28.7 billion and $189.6 billion, respectively, and life insurance premiums of $51 million and $169 million, respectively.

  Previously reported life insurance in-force amounts for reinsurance ceded for the years ended December 31, 2012 and 2011 have been reduced by $1,551.9 billion and $1,427.0 billion, respectively, to remove the effects of transactions with a subsidiary for life insurance in-force and certain reinsurance agreements recorded using the deposit method of accounting. The related 2012 and 2011 net amounts illustrated in the table above have also been amended by the same amounts. The Company believes the effects of these reductions are immaterial to the prior periods.

                      Metropolitan Life Separate Account UL

PART C: OTHER INFORMATION

ITEM 26 EXHIBITS

        (a)         Resolution of the Board of Directors of Metropolitan Life
                    effecting the establishment of Metropolitan Life Separate
                    Account UL 2
        (b)         None
        (c) (i)     Form of Broker Agreement 2
            (ii)    Schedule of Sales Commissions 1

            (iii)   Forms of Selling Agreement 8
            (iv)    Form of Retail Sales Agreement 10


            (v)     Principal Underwriting Agreement with MLIDC 13

            (vi) Enterprise Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated
                    February 2010 13

            (vii) Master Retail Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated
                    September 2012 16


        (d) (i)     Variable Additional Insurance Rider 4
            (ii)    L98 fixed benefit Life Insurance Policy 3
            (iii)   Form of Variable Additional Benefit Rider 5
        (e)         Applications (see (d)(i), (d) (ii) and (d)(iii) above)
        (f) (i)     Restated Charter and By-Laws of Metropolitan Life 6

            (ii)    Amended Restated Charter and By-Laws of Metropolitan Life 7




            (iii)   Amended and Restated By-Laws of Metropolitan Life 13


        (g)         None

        (h) (i) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC and Metropolitan Life Insurance Company (8/31/07) 12



            (ii)    Participation Agreement with Met Investors Series Trust 7
            (iii) Amendments to the Participation Agreements with Met Investors Series Trust and Metropolitan Series Fund, Inc. 14


        (i)         None
        (j)         None

        (k) Opinion and Consent of Marie C. Swift as to the legality of the securities being registered 9
        (l)         Actuarial Opinion 12
        (m)         Calculation Exhibit 12


        (n) Consent of Independent Registered Public Accounting Firm (Filed herewith)

        (o)         None
        (p)         None
        (q) (i) Memoranda describing certain procedures filed pursuant to Rule 6e-3(T)(b)(12)(iii) 2

            (ii) Addendum to Memoranda describing certain procedures filed pursuant to Rule 6e-3(T)(b)(12)(iii) 11


        (r)         Powers of Attorney (Filed herewith)


1 Incorporated by reference from "Sales and Administration of the Policies" in the Prospectus included herein and "Distribution of the Policies That Include the Equity Options" in the Statement of Additional Information included herein.

2 Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement (File No. 033-47927) filed on April 30, 1997.

3 Incorporated herein by reference to the Registration Statement on Form S-6 (File No. 333-40161) filed on November 13, 1997.

4 Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-40161) as filed on April 20, 1998.

5 Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 (File No. 333-40161) filed on April 13, 1999.

6 Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 (File No. 333-40161) filed on April 6, 2000.

7 Incorporated herein by reference to the Registration Statement of Metropolitan Life Separate Account E on Form N-4 File No. 333-83716) filed on March 5, 2002.

8 Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 File No. 033-47927) filed on April 30, 2004.

9 Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 File No. 333-40161) filed on April 30, 2004.

10 Incorporation herein by reference to Post-Effective Amendment No. 9 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed September 10, 2007.

11 Incorporation herein by reference to Post-Effective Amendment No. 3 to Paragon Separate Account B's Registration Statement on Form N-6 (File No. 333-133675) filed January 16, 2008.

12 Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-6 (File No. 333-40161) filed April 18, 2008.

13 Incorporated herein by reference to Exhibit 3(b)(ii) Post-Effective Amendment No. 14 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed April 13, 2010.

14 Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's Registration statement on Form N-6 (File No. 033-57320) filed on April 12, 2012

15 Incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-6 (File No. 333-40161) filed April 12, 2012.

16 Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-6 (File No. 033-47927) filed April 11, 2013.


ITEM 27. DIRECTORS AND OFFICERS OF DEPOSITOR



NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------------------------   ------------------------------------------
Steven A. Kandarian                                     Chairman of the Board, President and Chief
MetLife, Inc, and Metropolitan Life Insurance Company   Executive Officer and a Director
200 Park Avenue
New York, NY 10166

Cheryl W. Grise                                         Director
c/o MetLife, Inc. and
Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

Carlos M. Gutierrez                                     Director
Vice Chairman
Albright Stonebridge Group
555 Thirteenth Street, NW,
Suite 300 West
Washington, DC 20004

R. Glenn Hubbard                                        Director
Dean of Graduate School of Business and Russell L.
Carson Professor of
Finance and Economics
Columbia University
Uris Hall
3022 Broadway
New York, NY 10027-6902

John M. Keane                                           Director
Senior Partner
SCP Partners
2020 K Street, NW, Suite 300
Washington, DC 20006

Alfred F. Kelly, Jr.                                    Director
Chairman of the Board, President
and Chief Executive Officer
NY/NJ Super Bowl Host Company
MetLife Stadium
One MetLife Stadium Drive
East Rutherford, NJ  07073

William E. Kennard                                      Director
c/o Metlife, Inc. and
Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

James M. Kilts                                          Director
Partner
Centerview Partners Management, LLC
Greenwich Office Park, 2nd Floor
Greenwich, CT 06831

Catherine R. Kinney                                     Director
c/o MetLife, Inc. and
Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

Denise M. Morrison                                      Director
President and Chief Executive Officer
Campbell Soup Company
One Cambell Place
Camden, NJ 08103

Hugh B. Price                                           Director
Professor of Public and International Affairs
Woodrow Wilson School
Princeton Univeristy
Princeton, NJ 08544-1013

Kenton J. Sicchitano                                    Director
c/o MetLife, Inc. and
Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

Lulu C. Wang                                            Director
Chief Executive Officer
Tupelo Capital Management LLC
340 Madison Avenue, 19th Floor
New York, NY 10173

Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company. The principal business address of each principal officer is 1095 Avenue of Americas, New York, NY 10036.



NAME                                                    POSITIONS WITH DEPOSITOR
-----------------------------------------------------   ------------------------------------------
Steven A. Kandarian                                     Chairman of the Board, President and Chief
                                                        Executive Officer and a Director
Michel A. Khalaf                                        President, Europe/Middle East/Africa
                                                        Division
Christopher G. Townsend                                 President, Asia
William J. Wheeler                                      President, Americas
Ricardo A. Anzaldua                                     Executive Vice President and General Counsel
Peter M. Carlson                                        Executive Vice President and Chief
                                                        Accounting Officer
Steven J. Goulart                                       Executive Vice President and Chief
                                                        Investment Officer
John C.R. Hele                                          Executive Vice President and Chief Financial Officer
Shailendra Ghorpade                                     Executive Vice President
Franciscus Hijkoop                                      Executive Vice President and Chief
                                                        Human Resources Officer
Beth M. Hirschhorn                                      Executive Vice President of Global Brand,
                                                        Marketing and Communications
William R. Hogan                                        Executive Vice President
Todd B. Katz                                            Executive Vice President
Robin Lenna                                             Executive Vice President
Martin J. Lippert                                       Executive Vice President, Global Technology & Operations
Eugene R. Marks, Jr.                                    Executive Vice President
Maria R. Morris                                         Executive Vice President, Global Employee Benefits
Anthony J. Nugent                                       Executive Vice President
Oscar Schmidt                                           Executive Vice President
Marc Sevestre                                           Executive Vice President
Peter A. Smyth                                          Executive Vice President
Eric T. Steigerwalt                                     Executive Vice President
Stanley J. Talbi                                        Executive Vice President

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

          The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2013

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2013. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by ITAS.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    MetLife Investors Insurance Company (MO)

J.    First MetLife Investors Insurance Company (NY)

K.    Newbury Insurance Company, Limited (DE)

L.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

M.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        e)    Bolpyr S.A. (Uruguay)

      17.   MetLife Asia Pacific Limited (Hong Kong)

N.    Metropolitan Life Insurance Company (MLIC) (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC (DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF in which MetLife Capital Limited Partnership has 100% beneficial interest.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 12.07% is owned by MetLife Investors USA Insurance Company, 15.17% is owned by MetLife Insurance Company of Connecticut and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinley Properties, LP (DE) - 99.9% LP interest of 1900 McKinley Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 16.9% by MetLife Investors USA Insurance Company and 12.071% by MetLife Insurance Company of Connecticut.

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i)   OFC REIT, LLC (DE)

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investors, LLC is owned by MLIC and 15% is owned by MICC.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MICC.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 5.762% by MLI USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MICC.

O.    MetLife Capital Trust IV (DE)

P. MetLife Insurance Company of Connecticut (MICC) (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (MLI USA) (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

Q.    MetLife Reinsurance Company of South Carolina (SC)

R.    MetLife Investment Management, LLC (DE)

      1.   MetLife International PE Fund I GP LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.5935% of the Limited Partnership interests of this entity is owned by MetLife Alico Life Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company of Connecticut owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC, MCP SoCal Industry- Redondo, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernado, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterfront Atrium, LLC, MCP EnV Chicago, LLC,MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest, LLC and MCP Ashton South End, LLC

S.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

T.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

U.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

V.    MetLife Capital Trust X (DE)

W.    Cova Life Management Company (DE)

X.    MetLife Reinsurance Company of Charleston (SC)

Y.    MetLife Reinsurance Company of Vermont (VT)

Z.    Delaware American Life Insurance Company (DE)

AA.   Federal Flood Certification LLC (TX)

AB.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.9788% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii) ALICO European Holdings Limited (Ireland)

                       aa) ZAO Maser D (Russia)

                           1) ZAO ALICO Insurance Company (Russia) - 51% of ZAO
                              ALICO Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   ii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.001% is owned by Natilportem Holdings, Inc.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by International Technical and Advisory Services Limited.

                           1) ALICO Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

                           2) Metropolitan Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS Limited.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Services Central Europe s.r.o. (Slovakia)

                           2) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) AMPLICO Life-First American Polish Life Insurance &
                           Reinsurance Company, S.A. (Poland)

                           a) Amplico Services Sp z.o.o. (Poland)

                           b) AMPLICO Towartzystwo Funduszky Inwestycyjnych,
                              S.A. (Poland)

                           c) AMPLICO Powszechne Towartzystwo Emerytalne S.A.
                              (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           a) American Life Insurance Company (Cyprus) Limited
                              (Cyprus)

                       pp) ALICO Bulgaria Zhivotozastrahovatelno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Alico Life Insurance Company S.A. (Greece)

                           a) ALICO Mutual Fund Management Company (Greece) -
                              90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by International Technical and Advisory Services Limited.

      7.    ALICO Management Services Limited (United Kingdom)

      8.    ZEUS Administration Services Limited (United Kingdom)

      9. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      10. PJSC ALICO Ukraine (Ukraine) - 99.9988% of PJSC ALICO Ukraine is owned by ALICO 0.0006% is owned by International Technical and Advisory Services Limited and the remaining 0.0006% is owned by Borderland Investment Limited.

      11.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      12. International Technical and Advisory Services Limited (ITAS) (USA-Delaware)

      13.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      14. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.9899823% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100106% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      15.   MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas,
            SA de CV is owned by ALICO and 0.0002454% is owned by International Technical and Advisory Services Limited.

      16. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      17. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      18.   Alpha Properties, Inc. (USA-Delaware)

      19.   Beta Properties, Inc. (USA-Delaware)

      20.   Delta Properties Japan, Inc. (USA-Delaware)

      21.   Epsilon Properties Japan, Inc. (USA-Delaware)

      22.   Iris Properties, Inc. (USA-Delaware)

      23.   Kappa Properties Japan, Inc. (USA-Delaware)

AC.   MetLife Global Benefits, Ltd. (Cayman Islands)

AD. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AE.   MetLife Consumer Services, Inc. (DE)

AF.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 29. INDEMNIFICATION

MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000 subject to a $5,000,000 deductible. MetLife also maintains Directors' and Officers' Liability insurance coverage with limits of $400 million. The Directors and Officers of Metropolitan Life Insurance Company ("Metropolitan"), as well as certain other subsidiaries of MetLife, Inc., are covered under the Financial Institutions Bond as well as under the Directors' and Officers' Liability Policy. A provision in Metropolitan's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan Life Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person or Metropolitan Life Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS

          (a) MetLife Investors Distribution Company is the principal underwriter and distributor of the Policies. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:

Met Investors Series Trust
Metropolitan Series Fund
First MetLife Investors Variable Annuity Account One
General American Separate Account Two
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Tower Separate Account One
Metropolitan Tower Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Separate Account No. 13S

     (b) The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.


Name and Principal Business Office   Positions and Offices with Underwriter
-----------------------------------  ------------------------------------------
Elizabeth M. Forget                  Director and President
Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                      Director and Executive Vice President,
Metropolitan Life Insurance Company  National Sales Manager-Life
11225 North Community House Road
Charlotte, NC 28277

Jay S. Kaduson                       Senior Vice President
Metropolitan Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

Andrew G. Aiello                     Senior Vice President, Channel
Metropolitan Life Insurance Company  Head-National Accounts
11225 North Community House Road
Charlotte, NC 28277

John P. Kyne, III                    Vice President, Compliance
Metropolitan Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

John G. Martinez                     Vice President and Chief Financial Officer
Metropolitan Life Insurance Company
18210 Crane Nest Drive
Tampa, FL 33647

Marlene B. Debel                     Treasurer
Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

          (c) Compensation from the Registrant.


                                                  (3)
                           (2)          Compensation on Events
       (1)          Net Underwriting      Occasioning the             (4)
Name of Principal    Discounts and     Deduction of a Deferred     Brokerage           (5)
   Underwriter        Commissions             Sales Load         Commissions   Other Compensation
-----------------   ----------------   -----------------------   -----------   ------------------
MetLife Investors
Distribution            $24,088                   $0                  $0              $0

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

          The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a)  Registrant

     (b)  Metropolitan Life Insurance Company
          200 Park Avenue
          New York, NY 10166

     (c)  MetLife Investors Distribution Company

          1095 Avenue of the Americas
          New York, NY 10036


ITEM 32. MANAGEMENT SERVICES

          Not applicable

ITEM 33. FEE REPRESENTATION

     Metropolitan Life Insurance Company represents that the fees and charges deducted under the "Equity Options" riders described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life under the riders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Metropolitan Life Separate Account UL, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 11th day of April, 2014.

                                        Metropolitan Life Separate Account UL

                                        By: Metropolitan Life Insurance Company


                                        By: /s/ Paul G. Cellupica
                                           -------------------------------------
                                            Paul G. Cellupica, Esq.
                                            Chief Counsel-Americas

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Metropolitan Life Insurance Company certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 11th day of April, 2014.



                                        Metropolitan Life Insurance Company


                                        By: /s/ Paul G. Cellupica
                                            ------------------------------------
                                            Paul G. Cellupica, Esq.
                                            Chief Counsel-Americas



     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons, in the capacities indicated, on April 11, 2014.



        SIGNATURE                           TITLE
----------------------------  ---------------------------------


            * Chairman of the Board, President and ---------------------------- Chief Executive Officer and a Director Steven A. Kandarian


            *
----------------------------    Executive Vice President and
Peter M. Carlson                 Chief Accounting Officer


            *
----------------------------
Cheryl W. Grise                            Director


            *
----------------------------
Carlos Miguel Gutierrez                    Director


            *
----------------------------
R. Glenn Hubbard                           Director


            *
----------------------------
John M. Keane                              Director


            *
----------------------------
Alfred F. Kelly, Jr.                       Director


            *
----------------------------               Director
William E. Kennard


            *
----------------------------
James M. Kilts                             Director


            *
----------------------------
Catherine R. Kinney                        Director


            *
----------------------------
Denise M. Morrison                         Director

            *
----------------------------
Hugh B. Price                              Director


            *
----------------------------
Kenton J. Sicchitano                       Director


            *
----------------------------
Lulu C. Wang                               Director


            *                     Executive Vice President and
----------------------------        Chief Financial Officer
John C.R. Hele


By: /s/  Marie C. Swift
    -----------------------
    Marie C. Swift, Esq.
    Attorney - in - fact

* Executed by Marie C. Swift, Esq. on behalf of those indicated pursuant to Powers of Attorney filed herewith.

                                  Exhibit Index


(n)       Consent of Independent Registered Public Accounting Firm



(r)       Powers of Attorney